UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21906
                                                     ---------

                       Claymore Exchange-Traded Fund Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
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               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell
                   2455 Corporate West Drive, Lisle, IL 60532
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 505-3700
                                                           --------------

                         Date of fiscal year end: May 31
                                                  ------

                     Date of reporting period: May 31, 2009
                                               ------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Investment Company Act"), is as follows:


      ANNUAL
      REPORT         CLAYMORE EXCHANGE-TRADED FUND TRUST
May 31, 2009

                 [LOGO OF CLAYMORE ETF'S Access to Innovation]

        MZN | CLAYMORE/MORNINGSTAR INFORMATION SUPER SECTOR INDEX ETF MZG | CLAYMORE/MORNINGSTAR MANUFACTURING SUPER SECTOR INDEX ETF MZO | CLAYMORE/MORNINGSTAR SERVICES SUPER SECTOR INDEX ETF
        LVL | CLAYMORE/S&P GLOBAL DIVIDEND OPPORTUNITIES INDEX ETF
        UEM | CLAYMORE U.S.-1 - THE CAPITAL MARKETS INDEX ETF
        UBD | CLAYMORE U.S. CAPITAL MARKETS BOND ETF
        ULQ | CLAYMORE U.S. CAPITAL MARKETS MICRO-TERM FIXED INCOME ETF IRO | CLAYMORE/ZACKS DIVIDEND ROTATION ETF

                                                          [LOGO OF CLAYMORE(SM)]

                                                                WWW.CLAYMORE.COM

                                                    ... YOUR ROAD TO THE LATEST,

                                           MOST UP-TO-DATE INFORMATION ABOUT THE

                                             CLAYMORE EXCHANGE-TRADED FUND TRUST

                              [PHOTO OF CLAYMORE SITE MAP]

The shareholder report you are reading right now is just the beginning of the story. Online at WWW.CLAYMORE.COM, you will find:

o Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

o     Investor guides and fund fact sheets.

o Regulatory documents including a prospectus and copies of shareholder reports.

Claymore Securities is constantly updating and expanding shareholder information services on each Fund's website, in an ongoing effort to provide you with the most current information about how your Fund's assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

CONTENTS
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DEAR SHAREHOLDER                                                               3

ECONOMIC AND MARKET OVERVIEW                                                   4

MANAGEMENT DISCUSSION OF FUND PERFORMANCE                                      5

FUND SUMMARY & PERFORMANCE                                                    18

OVERVIEW OF FUND EXPENSES                                                     30

PORTFOLIO OF INVESTMENTS                                                      31

STATEMENT OF ASSETS AND LIABILITIES                                           74

STATEMENT OF OPERATIONS                                                       75

STATEMENT OF CHANGES IN NET ASSETS                                            76

FINANCIAL HIGHLIGHTS                                                          80

NOTES TO FINANCIAL STATEMENTS                                                 88

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                       94

SUPPLEMENTAL INFORMATION                                                      95

TRUST INFORMATION                                                             97

ABOUT THE FUND MANAGER                                                        98

2 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust

Dear SHAREHOLDER |

As adviser to the Funds, Claymore Advisors, LLC ("Claymore") is pleased to present the annual shareholder report for eight of our exchange-traded funds ("ETFs" or "Funds"). This report covers fund performance during the annual fiscal period ended May 31, 2009.

The eight ETFs covered in this report include:

      o     Claymore/Morningstar Information Super Sector Index ETF (ticker:
            "MZN")

      o     Claymore/Morningstar Manufacturing Super Sector Index ETF (ticker:
            "MZG")

      o     Claymore/Morningstar Services Super Sector Index ETF (ticker: "MZO")

      o     Claymore/S&P Global Dividend Opportunities Index ETF (ticker:
            "LVL")(1),(2)

      o     Claymore U.S.-1 - The Capital Markets Index ETF (ticker: "UEM")

      o     Claymore U.S. Capital Markets Bond ETF (ticker: "UBD")

      o     Claymore U.S. Capital Markets Micro-Term Fixed Income ETF (ticker:
            "ULQ")(2)

      o     Claymore/Zacks Dividend Rotation ETF (ticker: "IRO")(2)

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before each Fund's fees and expenses, of its respective underlying index as named in its prospectus.

Claymore currently offers ETFs that provide a wide range of domestic and global investment exposure. We have partnered with a diverse group of index providers to create what we believe to be some of the most distinctive ETFs presently available, many of which were first to the marketplace in the area of the market to which the fund provides exposure. The index providers use defined selection methodologies in the creation of their indices. Unlike ETFs that track traditional indices representing broad market participation, many of Claymore's U.S.-listed ETFs track or sample from indices that seek to capture the investment potential of unique strategies. We believe that a strategy-driven, quantitative process provides a disciplined investment approach to help meet investment goals over various market cycles.

To learn more about economic and market conditions over the last year and the performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance sections for each ETF, which begin on page 5.

Sincerely,

/s/ J. Thomas Futrell
----------------------------
J. Thomas Futrell
Chief Executive Officer
Claymore Exchange-Traded Fund Trust
June 30, 2009

----------
(1) Effective September 30, 2008, the name of the Fund changed to Claymore/S&P Global Dividend Opportunities Index ETF from Claymore/BBD High Income Index ETF.

(2) This Fund's listing exchange has changed from the American Stock Exchange ("AMEX") to the NYSE Arca, Inc. ("NYSE Arca").

                                                Annual Report | May 31, 2009 | 3

Claymore Exchange-Traded Fund Trust

Economic and MARKET OVERVIEW |

--------------------------------------------------------------------------------
The 12-month period ended May 31, 2009 was an extraordinarily challenging period for world economies and capital markets. Official reports indicate that the U.S. economy has been in a recession since December 2007, a 17-month period by the end of May 2009, making this the longest recession since the Great Depression of the 1930s. Reflecting the severity of this recession, as well as the housing and financial crisis that sparked it, investors exhibited extreme discomfort with risk during much of the 12-month period. Capital markets experienced extraordinary turmoil, as investors tended to price the worst case into securities, and essentially all asset classes with any degree of risk performed poorly, especially in the last few months of 2008. Correlations of asset classes spiked, meaning that essentially all asset classes moved in the same direction, and that direction was down. (Correlation is a statistical measure of how securities move in relation to each other.) In this extremely difficult environment, the vast majority of funds and other investment vehicles reported negative returns.

A pivotal event for the capital markets was the September 2008 bankruptcy of Lehman Brothers Holdings Inc. After Lehman's demise, the credit markets became so intolerant of risk that they were essentially frozen--a state that significantly reduced secondary market transactions of fixed-income instruments and essentially caused new lending to cease, as financial institutions exhibited no confidence in one another from a credit perspective. As fearful investors sought the protection of U.S. Treasury securities, yield spreads between Treasury securities and bonds with any degree of credit risk widened dramatically, as evidenced by the pronounced declines in the market values of almost all securities with any degree of credit risk.

After the failure of Lehman Brothers, U.S. policy makers indicated that they would not allow another systemically important institution to fail, and they injected capital into nearly every major financial institution, as well as many smaller financial institutions. In addition to the stimulative monetary policy that has been in place since September 2007, a fiscal stimulus package of almost $800 billion was instituted in early 2009.

After dropping precipitously in late 2008 and early 2009, economic activity in the U.S. appears to have shifted to a slower rate of decline, as the worst of the financial and economic crisis seems to have abated. Consumer spending appears to have stabilized, and there are early signs that business spending may be improving. World economies have generally followed a similar pattern, with incipient signs that a recovery may be near becoming apparent at the end of the period following months of extreme weakness.

Reflecting turmoil in the economy and financial markets, equity and bond markets were extremely volatile during the period, reaching multi-year low points in early 2009 before showing signs of recovering in recent months. The recent strength in markets has been driven by economic news that has been "less bad" than in prior periods rather than necessarily positive, but it seems likely that actual improvement in economic trends will be needed before a sustainable rally becomes reality.

For the 12-month period ended May 31, 2009, essentially all U.S. equity indices posted negative returns. The return of the Standard & Poor's 500 Index ("S&P 500"), a widely used measure of the U.S. stock market, was -32.57% for the 12-month period, even after rebounding more than 30% from the low point reached in early March.

World equity markets were also weak. The return of the Morgan Stanley Capital International ("MSCI") World Index, a float-adjusted capitalization-weighted index created by Morgan Stanley Capital International to measure equity market performance throughout the world, was -34.76% for the 12 months ended May 31, 2009. The return of the MSCI Europe-Australasia-Far East Index ("EAFE") Index, which is composed of approximately 1,100 companies in 20 countries in Europe and the Pacific Basin, was -36.61% for the same period. Emerging markets tended to be even weaker than developed nations in late 2008 and early 2009, as growth slowed sharply in these formerly robust economies. However, most emerging markets rallied beginning in March. The return of the MSCI Emerging Market Index, which measures market performance in global emerging markets, was -29.86% over the same period.

Bond markets experienced dramatic swings during the 12-month period ended May 31, 2009. In late 2008 and early 2009, bonds with the highest credit ratings, especially U.S. Treasury bonds, which are assumed to carry no credit risk, performed well, while most other segments of the bond market were down sharply. Beginning in March 2009, investors became more comfortable with risk, and lower-rated bonds rallied sharply. For the 12-month period, the Barclays Capital U.S. Aggregate Bond Index, which measures performance of the U.S. bond market as a whole, returned 5.36% for the period. The Barclays U.S. Treasury Composite Index, which measures performance of U.S. Treasury notes with a variety of maturities, returned 7.53%. Despite a rally near the end of the period, bonds with below investment grade credit ratings performed poorly: the return of the Barclays U.S. Corporate High Yield Index, which measures performance of high yield bonds, was -7.77%.

4 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust

Management Discussion of FUND PERFORMANCE |

MZN | Claymore/Morningstar Information Super Sector Index ETF

--------------------------------------------------------------------------------
FUND OVERVIEW

THE CLAYMORE/MORNINGSTAR INFORMATION SUPER SECTOR INDEX ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Morningstar Information Super Sector Index (the "Index").

The Index is designed to identify and track companies in industries that support and facilitate the exchange of ideas and information as a basis for commerce. Eligible Index securities include the total investable universe of the software, hardware, media and telecommunications sectors. Morningstar Inc. ("Morningstar" or the "Index Provider"), classifies companies into the industry that best reflects each company's underlying business activities based on the largest source of revenue and income. Industry classification is based on publicly available information about each company, and is primarily obtained from such company's annual report and Form 10-K. The securities in the universe are selected using a proprietary methodology developed by Morningstar. The Fund will at all times invest at least 90% of its total assets in securities that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. Claymore Advisors, LLC, the Fund's adviser (the "Adviser"), seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE

All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2009.

On a market price basis, the Fund generated a total return of -31.55%, representing a change in market price to $16.25 on May 31, 2009, from $24.13 on May 31, 2008. On an NAV basis, the Fund generated a total return of -30.24%, representing a change in NAV to $16.97 on May 31, 2009, from $24.73 on May 31, 2008. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the Morningstar Information Super Sector Index returned -29.80% and the Standard & Poor's 500 Index ("S&P 500") returned -32.57% for the same period. The S&P 500 is generally representative of the U.S. stock market. It is an unmanaged, capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries. Indices are unmanaged and it is not possible to invest directly in an index.

The Fund made an annual income distribution of $0.2470 per share on December 31, 2008.

--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION

Since approximately two-thirds of the Fund's investments are in the information technology sector, performance is driven primarily by this sector, which had a negative return over the 12-months ended May 31, 2009. Other sectors with significant representation in the Fund's portfolio are telecommunication and consumer discretionary; both of these sectors also had negative returns over the period. The strongest individual contributors to the Fund's performance over the period were Broadcom Corp. (0.6% of total investments), a provider of semiconductors for wired and wireless communications; Maxim Integrated Products Inc. (0.3% of total investments), which produces and sells analog circuits; and Qualcomm, Inc. (3.6% of total investments), which produces and sells digital wireless telecommunications products. Major detractors included Cisco Systems, Inc. (5.5% of total investments), which produces and sells networking products and services; AT&T Inc. (7.5% of total investments), a telecommunications holding company; and software developer Microsoft Corp. (8.4% of total investments).

                                                Annual Report | May 31, 2009 | 5

Claymore Exchange-Traded Fund Trust | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

MZG | Claymore/Morningstar Manufacturing Super Sector Index ETF

--------------------------------------------------------------------------------
FUND OVERVIEW

THE CLAYMORE/MORNINGSTAR MANUFACTURING SUPER SECTOR INDEX ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Morningstar Manufacturing Super Sector Index (the "Index").

The Index is designed to identify and track companies in "smokestack" industries that process raw materials into physical goods that are sold into industrial and consumer markets. Eligible Index securities include the total investable universe of the consumer goods, industrial materials, energy, and utilities sectors. Morningstar Inc. ("Morningstar" or the "Index Provider") classifies companies into the industry that best reflects each company's underlying business activities based on the largest source of revenue and income. Industry classification is based on publicly available information about each company, and is primarily obtained from such company's annual report and Form 10-K. The securities in the universe are selected using a proprietary methodology developed by Morningstar. The Fund will at all times invest at least 90% of its total assets in securities that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. Claymore Advisors, LLC, the Fund's adviser (the "Adviser"), seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE

All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2009.

On a market price basis, the Fund generated a total return of -31.95%, representing a change in market price to $18.08 on May 31, 2009, from $27.21 on May 31, 2008. On an NAV basis, the Fund generated a total return of -35.23%, representing a change in NAV to $17.37 on May 31, 2009, from $27.47 on May 31, 2008. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the Manufacturing Super Sector Index returned -35.03% and the Standard & Poor's 500 Index ("S&P 500") returned -32.57% for the same period. The S&P 500 is generally representative of the U.S. stock market. It is an unmanaged, capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries. Indices are unmanaged and it is not possible to invest directly in an index.

The Fund made an annual income distribution of $0.4070 per share on December 31, 2008.

--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION

The Fund's holdings are concentrated in four sectors: oil & gas, consumer goods, industrials and utilities, which together represent approximately 90% of the Fund's total investments as of May 31, 2009. All of the sectors in which the Fund had investments posted negative returns for the fiscal year ended May 31, 2009. The oil & gas sector had the most negative impact on return; the health care and technology sectors had the least negative impact on return.

The holdings that contributed positive returns to the Fund's performance over the period were automobile manufacturer Ford Motor Co. (0.5% of total investments); Anheuser-Busch Companies (not held in the portfolio at period end) a U.S. beer company that was acquired by a Belgian beer company; and Newmont Mining Corp. (0.7% of total investments), which mines gold and other metals. Major detractors included General Electric Co. (4.0% of total investments), a diversified manufacturing company with significant representation in financial services, and two integrated oil companies, ConocoPhillips (1.8% of total investments) and Exxon Mobil Corp. (9.5% of total investments).

6 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

MZO | Claymore/Morningstar Services Super Sector Index ETF

--------------------------------------------------------------------------------
FUND OVERVIEW

THE CLAYMORE/MORNINGSTAR SERVICES SUPER SECTOR INDEX ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Morningstar Services Super Sector Index (the "Index").

The Index is designed to identify and track companies in industries whose main source of revenue comes from the provision of services. Eligible Index securities include the total investable universe of the healthcare, consumer services, business services and financial services sectors. Morningstar Inc. ("Morningstar" or the "Index Provider"), the Fund's index provider, classifies companies into the industry that best reflects each company's underlying business activities based on the largest source of revenue and income. Industry classification is based on publicly available information about each company, and is primarily obtained from such company's annual report and Form 10-K. The securities in the universe are selected using a proprietary methodology developed by Morningstar. The Fund will at all times invest at least 90% of its total assets in securities that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. Claymore Advisors, LLC, the Fund's adviser (the "Adviser"), seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE

All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2009.

On a market price basis, the Fund generated a total return of -32.51%, representing a change in market price to $14.43 on May 31, 2009, from $21.97 on May 31, 2008. On an NAV basis, the Fund generated a total return of -31.48%, representing a change in NAV to $14.63 on May 31, 2009, from $21.94 on May 31, 2008. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the Morningstar Services Super Sector Index returned -31.33% and the Standard & Poor's 500 Index ("S&P 500") returned -32.57% for the same period. The S&P 500 is generally representative of the U.S. stock market. It is an unmanaged, capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries. Indices are unmanaged and it is not possible to invest directly in an index.

The Fund made an annual income distribution of $0.4000 per share on December 31, 2008.

--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION

For the fiscal year ended May 31, 2009, all of the sectors in which the Fund had investments had negative returns. The telecommunications and basic materials sectors detracted least from the Fund's return; the financials sector detracted most. Three health care companies were among the holdings that contributed most to the Fund's return. One of these was Genentech, Inc. (not held in the portfolio at period end), a U.S. biotechnology company that was acquired in March 2009 by Roche Holding Ltd. (not held in portfolio at period end), a Swiss pharmaceuticals and diagnostics company. The other two were Schering-Plough Corp. (not held in portfolio at period end) and Wyeth (1.5% of total investments), both of which are U.S.-based pharmaceutical companies. The positions that detracted most from return were in the financials sector. These included American International Group, Inc. (0.1% of total investments), a large insurance company that experienced severe financial problems, and two large banks, Bank of America Corp. and Citigroup, Inc. (2.2% and 0.5% of total investments, respectively).

                                                Annual Report | May 31, 2009 | 7

Claymore Exchange-Traded Fund Trust | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

LVL | Claymore/S&P Global Dividend Opportunities Index ETF(1)

--------------------------------------------------------------------------------
FUND OVERVIEW

THE CLAYMORE/ S&P GLOBAL DIVIDEND OPPORTUNITIES INDEX ETF(1) (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the S&P Global Dividend Opportunities Index2 (the "Dividend Opportunities Index" or the "Index").

The Dividend Opportunities Index consists of 100 common stocks, master limited partnerships ("MLPs") and American depositary receipts ("ADRs") that offer high dividend yields chosen from a universe consisting of the stocks listed on the exchanges of those countries listed in the S&P/Citigroup Broad Market Index. Potential Index constituents include common stocks, MLPs and ADRs with market capitalizations greater than $1.5 billion at the time of reconstitution, which for ADRs is determined based on an evaluation of the underlying security, and includes securities of mid- and large capitalization companies, as defined by Standard & Poor's, a division of The McGraw-Hill Companies, Inc., the Fund's index provider ("S&P" or the "Index Provider"). The Fund will normally invest at least 90% of its total assets in common stocks, MLPs and ADRs that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the index. Claymore Advisors, LLC, the Fund's adviser (the "Adviser"), seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE

All Fund returns cited - whether based on net asset value ("NAV") or market price - assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2009.

On a market price basis, the Fund generated a total return of -38.82%, representing a change in market price to $11.24 on May 31, 2009, from $19.38 on May 31, 2008. On an NAV basis, the Fund generated a total return of -37.12%, representing a change in NAV to $11.55 on May 31, 2009, from $19.37 on May 31, 2008. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index comparison purposes, the combined underlying index returned -36.10% which includes both the returns of the Fund's previous underlying index, Benchmarks by Design High Income Index (June 1, 2008 through September 30, 2008) and the current underlying index, S&P Global Dividend Opportunities Index (from October 1, 2008 through May 31, 2009). One of the significant factors causing the Fund's underperformance relative to the S&P Global Dividend Opportunities Index is foreign taxes that are withheld from the distributions received from the Fund's portfolio holdings, which reduces the return of the Fund, but is not reflected in the return of the Index. For broad market comparison purposes, the Dow Jones U.S. Select Dividend Index returned -34.53% for the 12-month period ended May 31, 2009. The Dow Jones U.S. Select Dividend Index is designed to represent the most widely traded of the highest yielding stocks in the U.S. market. The selection of stocks for inclusion in the Dow Jones U.S. Select Dividend Index is based almost entirely on dividend yield and dividend history. Stocks selected for the Dow Jones U.S. Select Dividend Index are also required to have an annual average daily trading volume of more than $1.5 million. Indices are unmanaged and it is not possible to invest directly in an index.

The Fund made monthly distributions of $0.1350 per share in June, July, August, and September 2008. Effective September 30, 2008, the frequency of the Fund's income distribution, if any, changed from monthly to quarterly. The Fund made a quarterly distribution of $0.1410 per share on December 31, 2008, and a quarterly distribution of $0.0390 per share on March 31, 2009. Additionally the Fund declared its June 2009 quarterly distribution of $0.2630 per share payable on June 30, 2009 to shareholders of record on June 26, 2009.

--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION

For the fiscal year ended May 31, 2009, three of the ten sectors in which the Fund invested positively contributed to return; these sectors were basic materials, health care and telecommunications. The financials sector, in which approximately 40% of the Fund's portfolio was invested, was the greatest detractor from returns.

Holdings that positively contributed to the Fund's performance include Deutsche Bank AG (4.0% of total investments), a global investment bank based in Germany; Wesfarmers, Ltd. (4.0% of total investments), a highly diversified company including, but not limited to retail operations covering supermarkets, specialty department stores, liquor outlets, office supplies, insurance,

----------
(1) The name of the fund was changed to Claymore/S&P Global Dividend Opportunities Index ETF from Claymore /BBD High Income Index ETF.

(2) The underlying index was changed to S&P Global Dividend Opportunities Index from BBD High Income Index..

8 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

industrial and safety products and property development headquartered in Australia; and Outokumpu OYJ (4.1% of total investments), an international stainless steel company based in Finland. The positions that detracted most from return were in the financials sector. The largest detractors were American Capital Ltd. (not held in portfolio at period end), a U.S.-based equity firm and global asset manager; Bank of America Corp. (0.5% of total investments), a large U.S.-based bank; and CapitalSource Inc. (not held in portfolio at period end), a U.S.-based commercial lender.

                                                Annual Report | May 31, 2009 | 9

Claymore Exchange-Traded Fund Trust | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

UEM | Claymore U.S.-1 - The Capital Markets Index ETF

--------------------------------------------------------------------------------
FUND OVERVIEW

THE CLAYMORE U.S.-1-THE CAPITAL MARKETS INDEX ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of the CPMKTS - The Capital Markets Index(SM) (the "CPMKTS Index" or the "Index"), which includes equity, fixed income and money market securities.

The Index is a total return index that includes common stock equity securities, micro-term investment-grade fixed income securities and money market instruments, and long-term investment-grade fixed income securities. During the previous ten-year period, the number of securities included in the Index has ranged from approximately 5,700 to 7,800 long-term U.S. investment-grade fixed income securities selected monthly; approximately 1,000 to 2,350 micro-term U.S. investment-grade fixed income securities and money market instruments selected monthly; and 2,000 equity securities selected quarterly, based on market capitalization of the common stock of actively-traded United States corporations, generally with market capitalizations between $300 million and $500 billion. The Index may also include U.S. registered, dollar-denominated bonds of foreign corporations, governments, agencies and supra-national agencies. Dorchester Capital Management LLC, the Fund's index provider, defines "actively traded" as common stocks that are listed on a major U.S. exchange and have been traded within the past 45 days. The index provider defines "micro-term" fixed income securities as those with a redemption date of less than a year from the start of the month, as determined by yield to worst calculation. The number of securities included in the Index varies from month to month and may be higher or lower than the historical ranges. During each quarter, the number of equity securities may decrease as the common stocks are either delisted or not actively traded for any reason including, but not limited to, mergers, acquisitions and bankruptcies. Once removed, an equity security will not be returned to or replaced in the Index for any reason before the start of the next quarter. The Fund will at all times invest at least 80% of its total assets in equity, fixed income and money market securities that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Fund also will normally invest at least 80% of its net assets in U.S. securities. Claymore Advisors, LLC, is the Fund's adviser (the "Adviser"). Mellon Capital Management Corporation, the Fund's investment subadviser (the "Investment Subadviser), seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund expects to use a sampling approach in seeking to achieve its objective. Sampling means that the Investment Subadviser uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.

--------------------------------------------------------------------------------
FUND PERFORMANCE

All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2009.

On a market price basis, the Fund generated a total return of -28.18%, representing a change in market price to $36.00 on May 31, 2009, from $51.09 on May 31, 2008. On an NAV basis, the Fund generated a total return of -14.71%, representing a change in NAV to $42.84 on May 31, 2009, from $51.17 on May 31, 2008. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the CPMKTS Index returned -14.46% for the same period. The Barclays Capital U.S. Aggregate Bond Index, which is an unmanaged market value-weighted measure of U.S. Treasury issues, corporate bond issues, mortgage-backed securities and other asset-backed securities, returned 5.36% for the same period. The Standard & Poor's 500 Index, an unmanaged, capitalization-weighted index of 500 stocks that is generally representative of the U.S. stock market, returned -32.57% for the same period. The Barclays Capital 1-3 Month U.S. Treasury Bill Index, which tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months, returned 0.93% for the same period. Indices are unmanaged and it is not possible to invest directly in an index.

The Fund made quarterly income distributions of $0.1810 per share on June 30, 2008, and $0.1870 per share on September 30, 2008. The Fund made a quarterly income distribution of $0.1720 per share and a supplemental distribution of $0.1100 per share on December 31, 2008. The Fund made a quarterly income distribution of $0.1700 per share on March 31, 2009. Additionally, the Fund declared its June 2009 quarterly distribution of $0.1620 per share, payable on June 30, 2009 to shareholders of record on June 26, 2009.

10 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION

The equity portion of the Fund's portfolio, which represents 38.0% of the Fund's total investments as of May 31, 2009, had a negative return, in line with equity markets overall. All ten of the industry sectors into which the Fund's holdings are allocated had negative returns. The financials sector detracted most from returns; the telecommunication services sector detracted least. Holdings that contributed to performance include Philip Morris International, Inc. (0.3% of total investments), an international tobacco company; Alpha Natural Resources, Inc. (less than 0.1 % of total investments), an Appalachian coal supplier; and The Southern Co. (0.1% of total investments), an electric utility with operations in four southern states. Positions that detracted from performance include Continental Resources, Inc. (less than 0.1% of total investments), an oil and natural gas exploration and production company; Loews Corp. (less than 0.1% of total investments), a holding company with a diverse portfolio of businesses; and Time Warner, Inc. (0.1% of total investments), a media and entertainment company.

Within the fixed income portion of the Fund during the first half of the Fund's fiscal year, from June through November 2008, the credit crisis and a weakening global economy were the major drivers of bond performance. During this period, bonds with the highest credit ratings, especially U.S. Treasury bonds, which are assumed to carry no credit risk, and government agency bonds performed well. Most other bonds were down sharply, particularly corporate bonds of companies in the financials sector. In the second half of the year, from December 2008 through May 2009, as government stimulus pumped life back into the global economy, bonds with credit risk rallied dramatically. For the full year, the long-term bond portion of the portfolio, which represents 35.4% of the Fund's total investments as of May 31, 2009, provided a positive return. Return of the short-term investments portion of the portfolio, which represents 26.6% of total investments as of May 31, 2009, was also positive.

                                               Annual Report | May 31, 2009 | 11

Claymore Exchange-Traded Fund Trust | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

UBD | Claymore U.S. Capital Markets Bond ETF

--------------------------------------------------------------------------------
FUND OVERVIEW

THE CLAYMORE U.S. CAPITAL MARKETS BOND ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a fixed income securities index called CPMKTB - The Capital Markets Bond Index(SM) (the "CPMKTB Index" or the "Index").

The Index is a total return index comprised of long-term U.S. investment-grade fixed income securities. The number of securities included in the Index has ranged from approximately 5,700 to 7,800 securities in the previous ten-year period; however, the number of securities included in the Index varies from month to month and may be higher or lower than the historical range. Securities eligible for inclusion in the Index, as determined by Dorchester Capital Management LLC, the index provider, are long-term fixed income securities (defined as those with redemption dates greater than one year from the start of the month as determined by yield to worst calculation), including U.S. Treasury securities, U.S. federal agency and other government sponsored entities' fixed income securities, investment-grade U.S. corporate fixed income securities and U.S. agency mortgage pass-through securities such as those issued by Ginnie Mae, Fannie Mae, and Freddie Mac that are backed by pools of mortgages. The Index may also include U.S. registered, dollar-denominated bonds of foreign corporations, governments, agencies and supra-national agencies. The Fund will at all times invest at least 80% of its total assets in fixed income securities that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Fund also will normally invest at least 80% of its net assets in U.S. fixed income securities. Claymore Advisors, LLC is the Fund's adviser (the "Adviser"). Mellon Capital Management Corporation, the Fund's investment subadviser (the "Investment Subadviser"), seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund expects to use a sampling approach in seeking to achieve its objective. Sampling means that the Investment Subadviser uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.

--------------------------------------------------------------------------------
FUND PERFORMANCE

All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2009.

On a market price basis, the Fund generated a total return of -10.03%, representing a change in market price to $43.05 on May 31, 2009, from $49.07 on May 31, 2008. On an NAV basis, the Fund generated a total return of 5.35%, representing a change in NAV to $50.39 on May 31, 2009, from $48.98 on May 31, 2008. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the CPMKTB Index returned 3.66% and the Barclays Capital U.S. Aggregate Bond Index returned 5.36% for the same period. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market value-weighted measure of U.S. Treasury issues, corporate bond issues, mortgage-backed securities and other asset-backed securities. Indices are unmanaged and it is not possible to invest directly in an index.

The Fund made the following monthly income distributions per share:

DATE                                                                    AMOUNT

June 30, 2008                                                          $ 0.0870
July 31, 2008                                                          $ 0.0860
August 29, 2008                                                        $ 0.0800
September 30, 2008                                                     $ 0.0870
October 31, 2008                                                       $ 0.0860
November 28, 2008                                                      $ 0.0750
December 31, 2008                                                      $ 0.0890*
January 30, 2009                                                       $ 0.0880
February 27, 2009                                                      $ 0.0790
March 31, 2009                                                         $ 0.0980
April 30, 2009                                                         $ 0.0910
May 31, 2009                                                           $ 0.0840
June 30, 2009                                                          $ 0.0990

*Additionally, the Fund paid a supplemental distribution of $0.1400 per share on December 31, 2008.

12 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION

In the first half of the Fund's fiscal year, from June through November 2008, the credit crisis and a weakening global economy were the major drivers of bond performance. During this period bonds with the highest credit ratings, especially U.S. Treasury bonds, which are assumed to carry no credit risk, and government agency bonds performed well. Most other bonds were down sharply, particularly corporate bonds of companies in the financial sector. In the second half of the fiscal year, from December 2008 through May 2009, as government stimulus pumped life back into the global economy, bonds with credit risk rallied dramatically. For the full year, U.S. Treasury bonds (25.7% of total investments) provided the highest return, contributing most to the Fund's performance, followed by U.S. Agency bonds (47.1% of total investments). The major detractors from performance were corporate bonds in the finance sector (9.2% of total investments); however, corporate bonds in the industrial and utility sectors (0.4% and 2.1% of total investments, respectively) contributed to performance.

                                               Annual Report | May 31, 2009 | 13

Claymore Exchange-Traded Fund Trust | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

ULQ | Claymore U.S. Capital Markets Micro-Term Fixed Income ETF

--------------------------------------------------------------------------------
FUND OVERVIEW

THE CLAYMORE U.S. CAPITAL MARKETS MICRO-TERM FIXED INCOME ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a money market and micro-term fixed income securities index called CPMKTL - The Capital Markets Liquidity Index(SM) (the "CPMKTL Index" or the "Index").

The Index is a total return index comprised of micro-term U.S. investment-grade fixed income securities and money market instruments. The number of securities included in the Index has ranged from approximately 1,000 to 2,350 in the previous ten-year period; however, the number of securities included in the Index varies from month to month and may be higher or lower than the historical range. The Index includes micro-term U.S. Treasury fixed income securities, micro-term U.S. federal agency and other government sponsored entities' fixed income securities, micro-term investment-grade U.S. corporate fixed income securities, commercial paper, bankers acceptances, large time deposits, and U.S. federal agency discount notes as determined by Dorchester Capital Management LLC, the index provider. The Index may also include U.S. registered, dollar-denominated bonds of foreign corporations, governments, agencies and supra-national agencies. The index provider defines "micro-term" fixed income securities as those with a redemption date of less than a year from the start of the month, as determined by yield to worst calculation. The Fund will at all times invest at least 80% of its total assets in fixed income securities that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Fund also will normally invest at least 80% of it's net assets in U.S. fixed income securities. Claymore Advisors, LLC is the Fund's adviser (the "Adviser"). Mellon Capital Management Corporation, the Fund's investment subadviser (the "Investment Subadviser"), seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund expects to use a sampling approach in seeking to achieve its objective. Sampling means that the Investment Subadviser uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.

--------------------------------------------------------------------------------
FUND PERFORMANCE

All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2009.

On a market price basis, the Fund generated a total return of 0.99%, representing a change in market price to $49.84 on May 31, 2009, from $50.06 on May 31, 2008. On an NAV basis, the Fund generated a total return of 1.05%, representing a change in NAV to $49.83 on May 31, 2009, from $50.02 on May 31, 2008. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. However, the Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained as a result of the creation and redemption opportunities within an exchange-traded fund structure.

For underlying index and broad market comparison purposes, the CPMKTL Index returned 1.63% and the Barclays Capital 1-3 Month U.S. Treasury Bill Index returned 0.93% for the same period. The Barclays Capital 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. Indices are unmanaged and it is not possible to invest directly in an index.

The Fund made the following monthly income distributions per share :

DATE                                                                    AMOUNT

June 30, 2008                                                          $ 0.0810
July 31, 2008                                                          $ 0.0770
August 30, 2008                                                        $ 0.0730
September 30, 2008                                                     $ 0.0810
October 31, 2008                                                       $ 0.0800
November 28, 2008                                                      $ 0.0480
December 31, 2008                                                      $ 0.0480*
January 31, 2009                                                       $ 0.0310
February 27, 2009                                                      $ 0.0230
March 31, 2009                                                         $ 0.0170
April 30, 2009                                                         $ 0.0170
May 31, 2009                                                           $ 0.0140
June 30, 2009                                                          $ 0.0110

* On December 31, 2008, the Fund made a supplemental distribution of $0.1200 per share.

14 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION

In the first half of the Fund's fiscal year, from June through November 2008, the credit crisis and a weakening global economy were the major drivers of performance of fixed income securities, including the short-term securities held in this Fund. During the peak of the credit crisis, U.S. Treasury securities provided the best total return as investors sought security in the safest asset class and as the Federal Reserve drove interest rates lower. Agency securities performed almost on par with Treasuries, as money market participants bought Agency notes and discount notes instead of riskier corporate securities.

In the second half of the fiscal period, December 2008 through May 2009, as the credit crisis began to subside, corporate securities rallied significantly, performing much better than Treasury and Agency securities. Securities of companies in the financials sector, which had been extremely weak at the peak of the credit crisis, performed especially well in the second half of the year.

For the full 12-month period ended May 31, 2009, corporate securities (commercial paper and corporate bonds, 33.1% and 7.0 % of total investments, respectively) were the best performing asset class, followed by U.S. Government and Agency securities (59.9% of total investments). All asset classes had positive returns for the period.

                                               Annual Report | May 31, 2009 | 15

Claymore Exchange-Traded Fund Trust | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

IRO | Claymore/Zacks Dividend Rotation ETF

--------------------------------------------------------------------------------
FUND OVERVIEW

THE CLAYMORE/ZACKS DIVIDEND ROTATION ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Zacks Dividend Rotation Index (the "Index").

The Fund, using a low cost "passive" or "indexing" investment approach, will seek to replicate, before expenses, the performance of the Zacks Dividend Rotation Index. The Index is comprised of approximately 100 stocks selected, based on investment and other criteria, from a universe of the 1,500 largest listed equity companies (based on market capitalization) that pay dividends at least annually (in any amount). The universe of companies eligible for inclusion in the Index is comprised of all U.S. stocks listed on domestic exchanges, including American depositary receipts ("ADRs") and master limited partnerships ("MLPs"). The companies in the universe are selected using a proprietary methodology developed by Zacks Investment Research, Inc. ("Zacks" or the "Index Provider"). The Index will include companies with capitalizations between $200 million and $450 billion, which include companies of all market capitalizations as defined by Zacks. The Fund will at all times invest at least 90% of its total assets in securities that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. Claymore Advisors, LLC, the Fund's adviser (the "Adviser") seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of
1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE

All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2009.

On a market price basis, the Fund generated a total return of -27.55%, representing a change in market price to $14.58 on May 31, 2009, from $21.76 on May 31, 2008. On an NAV basis, the Fund generated a total return of -26.86%, representing a change in NAV to $14.74 on May 31, 2009, from $21.78 on May 31, 2008. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the Zacks Dividend Rotation Index returned -25.55% and the Dow Jones U.S. Select Dividend Index returned -34.53% for the same period. The Dow Jones U.S. Select Dividend Index is designed to represent the most widely traded of the highest yielding stocks in the U.S. market. The selection of stocks for inclusion in Dow Jones U.S. Select Dividend Index is based almost entirely on dividend yield and dividend history. Stocks selected for the Dow Jones U.S. Select Dividend Index are also required to have an annual average daily trading volume of more than $1.5 million. Indices are unmanaged and it is not possible to invest directly in an index.

The Fund made quarterly income distributions of $0.1340 per share on June 30, 2008, and $0.1240 per share on September 30, 2008. On December 31, 2008, the Fund paid a quarterly income distribution of $0.1500 per share and a supplemental income distribution of $0.5870 per share. The Fund made a quarterly income distribution of $0.1020 on March 31, 2009. Additionally, the Fund declared its June 2009 quarterly distribution of $0.1140 per share, payable on June 30, 2009 to shareholders of record on June 26, 2009.

--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION

For the 12-month period ended May 31, 2009, the consumer goods sector made the strongest positive contribution to return; other sectors with positive returns were telecommunications and utilities. The oil & gas and financials sectors were the greatest detractors. Positions that contributed strongly to returns included Oxford Industries, Inc. (not in portfolio at period end), an apparel design and marketing firm, and Quaker Chemical Corporation (not in portfolio at period end), which produces and sells specialty chemical products. Among the largest detractors were Journal Communications Inc. (not in portfolio at period end), a newspaper publisher that suspended its quarterly dividend; Ship Finance International Ltd. (not in portfolio at period end), an international ship owning company; and Hospitality Properties Trust (not in portfolio at period end), a real estate investment trust that owns hotels and travel centers.

16 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

--------------------------------------------------------------------------------
RISKS AND OTHER CONSIDERATIONS

The views expressed in this report reflect those of the portfolio managers and Claymore only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Claymore ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in the Fund, which may cause you to lose money, including the entire principal that you invest. Please refer to the individual ETF prospectus for a more detailed discussion of the Fund-specific risks and considerations.

EQUITY RISK (EXCLUDES UBD AND ULQ): The value of the securities held by the Funds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Funds participate, or factors relating to specific companies in which the Funds invest.

MICRO-, SMALL- AND MEDIUM-SIZED COMPANY RISK: If the Fund invests in securities of these companies, it will be subject to greater risk as their stocks may be more volatile and less liquid than investing in more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Micro-cap companies may be newly formed, less developed and there may be less available information about the company.

NON-CORRELATION RISK: The Fund's return may not match the return of the Index including, but not limited to, operating expenses and costs in buying and selling securities to reflect changes in the Index. The Fund may not be fully invested at times. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate with the Index return, as would be the case if it purchased all of the stocks with the same weightings as the Index.

REPLICATION MANAGEMENT RISK: The Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

ISSUER-SPECIFIC CHANGES: The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

NON-DIVERSIFIED FUND RISK: The Fund can invest a greater portion of assets in securities of individual issuers than a diversified fund. Changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

FOREIGN INVESTMENT RISK (IRO, LVL): Investing in non-U.S. issuers, although limited to ADRs, may involve unique risks such as currency, political, and economic risk, as well as less market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

FOREIGN ISSUERS RISK (UBD, ULQ, AND UEM): Investing in U.S. registered, dollar-denominated bonds of foreign corporations, governments, agencies and supra-national agencies which have different risks than investing in U.S. companies. These include currency, political, and economic risk, as well as less market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

INDUSTRY RISK: If the Index is comprised of issuers in a particular industry or sector, the Fund would therefore be focused in that industry or sector. Accordingly, the Fund may be subject to more risks than if it were broadly diversified over numerous industries and sectors of the economy.

THE CLAYMORE/S&P GLOBAL DIVIDEND OPPORTUNITIES INDEX ETF is also subject to REIT Risk, Master Limited Partnership (MLP) Risk, Risks of Investing In Other Investment Companies, Preferred Stock Risk, Distribution Risk, and the following primary risks of strategies pursued by the types of CEFs in which the Fund may invest. Credit Risk, High Yield Risk, Convertible Security Risk, Prepayment Risk.

THE CLAYMORE/ZACKS DIVIDEND ROTATION ETF is also subject to QDI Tax Risk, Financial Sector Risk, Master Limited Partnership (MLP) Risk, Non-Correlation Risk, and Portfolio Turnover Risk.

THE CLAYMORE/MORNINGSTAR INFORMATION SUPER SECTOR INDEX ETF is also subject to Software/Hardware Sector Risk, Media Sector Risk, and Telecommunications Sector Risk.

THE CLAYMORE/MORNINGSTAR SERVICES SUPER SECTOR INDEX ETF is also subject to Health Care Sector Risk, Consumer Services Sector Risk, Business Services Sector Risk, and Financial Services Sector Risk.

THE CLAYMORE/MORNINGSTAR MANUFACTURING SUPER SECTOR INDEX ETF is also subject to Consumer Goods Sector Risk, Energy Sector Risk, and Utilities Sector Risk.

THE CLAYMORE U.S.-1-THE CAPITAL MARKETS INDEX ETF is also subject to Asset Class Risk, Call Risk/Prepayment Risk, Credit/Default Risk, Derivatives Risk, Extension Risk, Income Risk, Interest Rate Risk, Liquidity Risk, Mortgage-Backed Securities Risk, Finance Services Sector Risk, and Sampling Risk.

THE CLAYMORE U.S. CAPITAL MARKETS BOND ETF is also subject to Asset Class Risk, Call Risk/Prepayment Risk, Credit/Default Risk, Derivatives Risk, Extension Risk, Income Risk, Interest Rate Risk, Liquidity Risk, Mortgage-Backed Securities Risk, Finance Services Sector Risk, and Sampling Risk.

THE CLAYMORE U.S. CAPITAL MARKETS MICRO-TERM FIXED INCOME ETF is also subject to Asset Class Risk, Call Risk/Prepayment Risk, Credit/Default Risk, Derivatives Risk, Income Risk, Interest Rate Risk, Liquidity Risk, Sampling Risk, and Finance Services Sector Risk. The Fund is not a money market fund and thus does not seek to maintain a stable net asset value of $1.00 per share.

IN ADDITION TO THE RISKS DESCRIBED, THERE ARE CERTAIN OTHER RISKS RELATED TO INVESTING IN THE FUNDS. THESE RISKS ARE DESCRIBED FURTHER IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

                                               Annual Report | May 31, 2009 | 17

Claymore Exchange-Traded Fund Trust

Fund SUMMARY & PERFORMANCE | AS OF MAY (31, 2009)(unaudited)

MZN | Claymore/Morningstar Information Super Sector Index ETF

FUND STATISTICS
--------------------------------------------------------------------------------
Share Price                                                             $ 16.25
Net Asset Value                                                         $ 16.97
Premium/Discount to NAV                                                  -4.24%
Net Assets ($000)                                                       $ 2,546
--------------------------------------------------------------------------------

TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                           SINCE
                                                                 ONE   INCEPTION
(INCEPTION 8/22/07)                                             YEAR  ANNUALIZED
--------------------------------------------------------------------------------
CLAYMORE/MORNINGSTAR INFORMATION SUPER SECTOR INDEX ETF
   NAV                                                       -30.24%     -18.97%
   Market                                                    -31.55%     -20.93%
--------------------------------------------------------------------------------
Morningstar Information Super Sector Index                   -29.80%     -18.14%
--------------------------------------------------------------------------------
S&P 500 Index                                                -32.57%     -20.64%
--------------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.09 per share for share price returns or initial net asset value (NAV) of $25.09 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 6.82%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Annual Report, the Fund's annualized net operating expense ratio was determined to be 0.45%, while the Fund's annualized gross operating expense ratio was determined to be 7.24%. There is a contractual fee waiver currently in place for this Fund through December 31, 2011 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.40% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.40%.Without this expense cap, actual returns would be lower.

PORTFOLIO BREAKDOWN                                              % OF NET ASSETS
--------------------------------------------------------------------------------
Information Technology                                                    70.4%
Telecommunication Services                                                15.6%
Consumer Discretionary                                                    10.9%
Industrials                                                                1.4%
Health Care                                                                0.3%
Financials                                                                 0.1%
Energy                                                                     0.0%*
--------------------------------------------------------------------------------
Total Common Stocks                                                       98.7%
--------------------------------------------------------------------------------
Exchange-Traded Funds                                                      0.1%
Tracking Stocks                                                            0.7%
--------------------------------------------------------------------------------
Total Investments                                                         99.5%
Other Assets in excess of Liabilities                                      0.5%
--------------------------------------------------------------------------------
NET ASSETS                                                               100.0%
--------------------------------------------------------------------------------
*Less than 0.1%

                                                                      % OF TOTAL
TOP TEN HOLDINGS                                                     INVESTMENTS
--------------------------------------------------------------------------------
Microsoft Corp.                                                             8.4%
AT&T, Inc.                                                                  7.5%
International Business Machines Corp.                                       7.3%
Apple, Inc.                                                                 6.1%
Cisco Systems, Inc.                                                         5.5%
Intel Corp.                                                                 4.4%
Verizon Communications, Inc.                                                4.2%
Hewlett-Packard Co.                                                         4.2%
Oracle Corp.                                                                3.9%
Qualcomm, Inc.                                                              3.6%
--------------------------------------------------------------------------------

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

PERFORMANCE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE CHART]

                         Claymore/Morningstar
                           Information Super
                              Sector ETF        S&P 500 Index
--------------------------------------------------------------------------------
            8/22/07          $     10000         $     10000
                                 10147.6               10107
                                 10291.1             10224.7
                                 10239.3             10137.8
                                 9992.15             9900.29
                                 10267.2             10119.9
                                 10271.2             10078.2
                                 10386.7             10191.4
                                 10534.2             10298.3
                                 10418.6             10184.5
                                 10454.5             10229.7
                                 10243.3             10056.7
                                 10239.3             10044.3
                                 10378.8             10181.2
                                   10319             10184.4
                                 10346.9             10270.8
                                   10311             10272.9
                                 10255.2             10220.4
                                 10482.4               10519
                                 10522.3             10583.3
                                 10510.3             10514.5
                                   10586             10562.9
                                 10566.1             10507.5
                                 10653.8               10504
                                 10697.6             10562.8
                                 10725.5             10604.5
                                 10705.6             10572.5
                                 10829.2             10713.1
                                 10829.2             10710.4
                                 10733.5             10663.8
                                 10749.4             10686.4
                                   10873             10791.7
                                 10900.9             10756.9
                                 10952.7             10844.2
                                 10960.7             10826.5
                                 10837.1             10771.2
                                 10940.8             10822.5
                                   10865             10731.9
                                 10829.2             10661.3
                                 10932.8             10681.1
                                 10940.8             10673.3
                                 10665.7               10400
                                 10753.4             10439.7
                                   10873             10531.6
                                 10769.4               10506
                                 10665.7             10495.9
                                   10869             10640.6
                                 10916.8             10681.6
                                 10900.9             10612.8
                                 11056.3             10740.7
                                 10837.1             10459.5
                                 10892.9             10468.3
                                 10829.2             10417.3
                                 10924.8               10543
                                 10633.8             10238.8
                                 10386.7             10233.4
                                 10111.7             10087.5
                                 9964.25             9986.73
                                   10315             10280.7
                                 10175.5             10210.6
                                 10127.7             10076.2
                                 10239.3             10129.2
                                   10048             9952.53
                                 10051.9             9997.74
                                 9892.51             9839.05
                                 10004.1             10006.3
                                 9764.97             9773.82
                                 9896.49              9920.2
                                 10187.5             10206.7
                                 10231.3             10212.3
                                 10195.4             10291.7
                                 10127.7             10231.4
                                 10075.8             10164.5
                                 10259.2             10324.3
                                 10382.8             10480.6
                                 10378.8               10462
                                 10414.6               10541
                                 10247.2             10274.7
                                 10366.8             10338.3
                                 10382.8             10351.3
                                 10271.2             10209.5
                                 10067.9             10056.3
                                 10131.7             10119.5
                                 10123.7             10106.1
                                 10267.2             10158.3
                                 10434.6             10329.2
                                 10514.3             10412.8
                                 10534.2             10421.3
                                 10370.8             10275.6
                                 10374.8             10290.6
                                   10276             10220.3
                                 10072.5             10074.8
                                 10044.6             10074.8
                                 9669.47             9827.46
                                 9625.57             9859.23
                                 9346.22             9681.55
                                 9473.92             9814.21
                                 9545.75              9892.4
                                 9346.22             9758.49
                                 9549.75             9864.62
                                 9338.24             9618.82
                                  9226.5             9565.93
                                 9042.93                9288
                                 8979.08             9232.06
                                 8759.59             9129.74
                                 8815.46             9325.73
                                 9022.97             9419.82
                                 8875.32             9270.38
                                 8979.08             9433.26
                                 9042.93             9491.81
                                 9014.99              9447.2
                                  9138.7             9607.25
                                  9270.4             9724.81
                                 9162.65             9623.27
                                 8855.36             9316.25
                                 8751.61             9248.96
                                 8751.61             9324.16
                                 8807.47             9285.13
                                 8895.27             9340.26
                                  8927.2             9408.54
                                 9154.67             9540.17
                                 8991.05             9412.44
                                  8967.1             9420.92
                                 8847.38             9413.23
                                 8915.22             9492.27
                                 8827.43             9373.38
                                 8879.31             9448.25
                                 8979.08             9578.94
                                 9082.83             9645.26
                                 9110.77             9638.72
                                 9042.93             9553.65
                                 8799.49             9295.16
                                 8775.55             9300.31
                                 8787.52             9268.33
                                 8859.35             9321.51
                                 8699.73             9117.75
                                 8683.76             9041.22
                                 8576.01             8901.79
                                 8847.38             9232.62
                                 8791.51             9152.17
                                 8811.47             9199.47
                                 8619.91             9008.48
                                 8595.97             8929.11
                                  8927.2             9308.02
                                 8687.75             9082.08
                                  8839.4             9299.53
                                 9082.83             9442.05
                                 9110.77             9463.85
                                 8995.04             9381.35
                                 8823.44             9275.82
                                 8767.57             9202.45
                                 8847.38             9255.02
                                 9134.71             9587.23
                                 9102.79             9570.61
                                 9142.69             9583.13
                                 9118.75              9590.9
                                 9118.75             9605.94
                                 9058.89             9560.18
                                 8991.05             9483.58
                                 9090.81             9526.46
                                 8851.37             9332.99
                                 8807.47             9301.54
                                 8811.47             9344.42
                                 9042.93              9557.5
                                 9066.87             9563.72
                                 9250.44             9737.25
                                 9314.29             9722.35
                                 9190.58              9636.9
                                 9330.26             9664.91
                                 9430.02             9727.19
                                 9362.18              9790.5
                                 9334.25              9780.6
                                  9398.1             9742.85
                                 9318.28             9705.77
                                  9613.6                9874
                                 9625.57             9905.94
                                 9557.73             9861.92
                                 9649.51             9937.73
                                 9533.78             9761.78
                                 9589.65             9798.04
                                 9553.74             9734.16
                                 9665.48             9841.73
                                 9693.41             9840.18
                                 9761.25             9881.32
                                 9928.86             9987.76
                                 9932.85             10000.5
                                 9896.94             10009.8
                                 9737.31             9916.96
                                 9589.65             9758.46
                                 9649.51             9785.83
                                 9573.69             9656.68
                                 9713.36             9722.82
                                 9753.27             9763.25
                                 9821.11              9816.5
                                    9869             9831.48
                                 9745.29             9728.54
                                 9701.39              9672.6
                                 9773.22             9674.21
                                 9944.82             9863.58
                                 9665.48             9559.99
                                 9625.57             9567.93
                                 9581.67             9544.63
                                 9366.17             9385.39
                                 9402.09             9416.86
                                 9581.67             9558.77
                                 9597.63             9559.57
                                 9517.82             9494.92
                                 9394.11             9402.85
                                 9489.88             9440.64
                                 9246.45             9265.64
                                 9186.59             9266.18
                                 9146.68             9240.21
                                 9282.37             9294.67
                                 8971.09              9024.5
                                  8927.2             8991.22
                                 8895.27             9002.65
                                 8887.29             9038.92
                                 8723.67              8874.9
                                 8707.71             8884.75
                                 8727.66              8810.4
                                 8827.43             8964.34
                                 8568.03              8761.1
                                 8675.78             8822.34
                                 8603.95              8725.2
                                  8540.1             8646.41
                                 8564.04              8552.3
                                 8731.65             8767.77
                                  8839.4              8873.4
                                 8799.49             8875.97
                                  8755.6             8871.41
                                 8731.65             8991.28
                                  8883.3             9027.82
                                 8707.71             8819.25
                                 8779.54             8856.12
                                 8587.99             8691.37
                                 8751.61             8895.15
                                 8807.47             9044.03
                                 8763.58             8926.97
                                 8707.71              8877.2
                                  8667.8             8797.74
                                 8915.22             9051.28
                                 8991.05             9085.78
                                 8959.12              8923.7
                                 9166.64             9136.94
                                 9242.46             9202.61
                                 9218.52             9092.13
                                 9202.55             9068.58
                                  9270.4             9118.99
                                 9294.34             9157.25
                                 9170.63             9019.62
                                 9038.94             8936.38
                                 9066.87             8992.37
                                 9046.92              9015.4
                                 9190.58             9118.61
                                    9011             8939.71
                                 8999.03             8972.75
                                 9090.81             9045.93
                                 9214.53             9181.65
                                 9034.94              9056.1
                                 8959.12             9019.34
                                 8847.38             9005.56
                                 8552.07              8736.3
                                 8532.12             8775.36
                                 8659.82             8956.82
                                 8472.26             8651.08
                                  8496.2             8704.75
                                 8556.06             8827.74
                                 8564.04             8846.59
                                 8220.84             8429.66
                                  8240.8              8577.3
                                 7857.69             8173.21
                                 8145.02             8530.15
                                 8416.39             8873.48
                                 8101.12             8534.61
                                 8009.33             8401.33
                                 8037.27              8384.8
                                 8220.84             8549.62
                                 8244.79             8578.62
                                 7518.48             7824.97
                                 7865.67             8249.14
                                 7733.98             8212.91
                                 7426.69             7883.35
                                 7346.88             7777.03
                                 7047.58             7477.58
                                 6644.52             7048.51
                                 6568.69             6972.41
                                 6261.41              6441.4
                                 6149.67             6366.26
                                 6931.85             7103.52
                                 6724.33             7065.79
                                 6161.64             6428.04
                                 6456.95             6701.48
                                 6429.02             6659.97
                                 6704.38             6977.54
                                 6373.15              6762.7
                                 6021.97             6351.45
                                 6033.94             6431.89
                                 5854.36             6209.95
                                 5742.62              6012.7
                                  6393.1             6661.38
                                 6325.26             6588.57
                                 6496.86              6759.8
                                 6512.82             6863.71
                                 6560.71             6846.43
                                 6796.16             7125.99
                                 6405.07              6754.7
                                 6061.87             6416.99
                                 6233.47             6604.43
                                 6133.71             6521.72
                                 5990.04             6378.02
                                 5670.78             6049.78
                                 6045.91             6469.31
            7/11/08              5770.55             6200.67
                                 5598.95             6040.87
                                  5662.8             6101.48
                                 5315.61             5728.97
                                 5060.21             5344.67
                                 5371.48             5683.92
                                 5726.65             6051.93
                                 5670.78             6092.51
                                 5934.17             6310.16
                                 5958.12             6371.21
                                 5499.18             5802.69
                                 5710.69             6034.89
                                 5874.31             6194.11
                                 5654.82             6012.84
                                 5846.38             6232.43
                                  6137.7              6472.8
                                 6065.86             6323.35
                                 6085.82             6399.22
                                 5906.24             6218.39
                                    6006             6262.16
                                 5894.26             6183.01
                                 6181.59             6500.59
                                 6125.72             6438.55
                                 5982.06             6302.55
                                 6037.93             6321.17
                                 5910.23             6206.08
                                 5846.38             6146.97
                                 5754.59             6185.42
                                 5790.51             6218.51
                                  5750.6             6196.48
                                 5894.26             6348.93
                                 6060.71                6439
                                 6312.23             6643.69
                                 6255.43             6612.85
                                 6401.47             6664.52
                                 6198.64             6468.26
                                 6255.43             6490.52
                                  6117.5              6352.3
                                  5995.8             6208.97
                                 5975.52              6220.3
                                 5776.74             6012.74
                                 5817.31             6020.94
                                 5878.16             6066.49
                                 5590.13             5746.15
                                 5870.04              5997.4
                                 5736.17              5906.6
                                 5809.19             5938.41
                                 5886.27             5971.43
                                 5910.61             6036.64
                                 6093.16                6240
                                 5882.22             6033.77
                                    5724             5896.28
                                 5801.08             5893.19
                                  5902.5             5986.57
                                 5878.16             5946.16
                                 5975.52             6043.88
                                 6166.18             6208.93
                                 6158.07             6218.38
                                 5890.33             5913.09
                                 5910.61             5962.71
                                 5943.07             5974.46
                                 5934.95             5915.44
                                 5663.15             5646.98
                                 5642.87             5642.72
                                 5517.11             5578.56
                                 5529.28             5516.08
                                 5310.22             5324.83
                                    5509             5538.43
                                 5500.89             5480.74
                                 5431.92             5395.42
                                 5411.64             5268.45
                                 5220.97              5022.9
                                 5212.86             4990.75
                                 5367.01             5111.17
                                 5206.67             4894.14
                                  5166.1             4901.33
                                 5028.17             4852.75
                                 5397.33             5162.06
                                 5490.64             5176.43
                                 5665.08             5388.24
                                 5665.08              5430.1
                                 5583.94             5411.12
                                 5790.83              5585.1
                                 5900.36             5701.78
                                 5892.25             5627.79
                                 5782.72             5516.69
                                 6161.06             5908.23
                                 6051.53             5787.78
                                 6070.75             5843.55
                                 6289.81             5979.87
                                 6135.65             5859.39
                                 5944.99             5655.71
                                 6034.24             5729.95
                                 6192.45             5825.91
                                 6407.45             5993.61
                                 6480.47             6052.06
                                 6419.62             6001.97
                                 6249.24             5862.61
                                 6342.55             5931.83
                                 6545.38             6157.64
                                 6500.76             6173.76
                                 6419.62             6050.03
                                 6407.45             6126.05
                                 6606.23             6221.45
                                 6594.06             6252.32
                                 6370.94             5984.96
                                 6480.47             6112.13
                                 6500.76             6066.48
                                 6492.64             6126.76
                                 6638.68             6229.65
                                 6581.89             6166.92
                                 6569.72             6150.27
                                 6715.76             6283.95
                                 6752.27             6278.36
                                 6817.18              6312.4
                                 6971.33             6526.15
                                 6938.88             6502.25
                                 6971.33             6617.73
                                 6756.33             6530.68
                                 6756.33             6687.89
                                  6740.1             6546.36
                                 6699.53             6540.26
                                 6533.21             6367.07
                                 6614.34             6433.75
                                 6585.95             6361.47
                                 6764.44             6555.39
                                 6800.95             6545.18
                                 6748.22             6512.11
                                  6618.4             6404.89
                                 6598.12             6395.42
                                 6813.12             6563.65
                                 6744.16             6440.35
                                 6833.41             6540.76
                                 6886.14             6629.53
            5/31/09              6884.22             6629.53

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard and Poor's 500 Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in the S&P 500 Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

18 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | FUND SUMMARY & PERFORMANCE (unaudited) continued

MZG | Claymore/Morningstar Manufacturing Super Sector Index ETF

FUND STATISTICS
--------------------------------------------------------------------------------
Share Price                                                             $ 18.08
Net Asset Value                                                         $ 17.37
Premium/Discount to NAV                                                   4.09%
Net Assets ($000)                                                       $ 2,605
--------------------------------------------------------------------------------

TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                           SINCE
                                                                 ONE   INCEPTION
(INCEPTION 8/22/07)                                             YEAR  ANNUALIZED
--------------------------------------------------------------------------------
CLAYMORE/MORNINGSTAR MANUFACTURING SUPER SECTOR INDEX ETF
   NAV                                                       -35.23%     -16.94%
   Market                                                    -31.95%     -15.05%
--------------------------------------------------------------------------------
Morningstar Manufacturing Super Sector Index                 -35.03%     -16.24%
--------------------------------------------------------------------------------
S&P 500 Index                                                -32.57%     -20.64%
--------------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the ETF at the initial share price of $24.90 per share for share price returns or initial net asset value (NAV) of $24.90 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 6.31%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Annual Report, the Fund's annualized net operating expense ratio was determined to be 0.45%, while the Fund's annualized gross operating expense ratio was determined to be 7.00%. There is a contractual fee waiver currently in place for this Fund through December 31, 2011 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.40% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.40%.Without this expense cap, actual returns would be lower.

PORTFOLIO BREAKDOWN                                              % OF NET ASSETS
--------------------------------------------------------------------------------
Energy                                                                     33.1%
Consumer Staples                                                           21.0%
Industrials                                                                18.6%
Utilities                                                                  10.6%
Materials                                                                   9.9%
Consumer Discretionary                                                      4.2%
Information Technology                                                      1.2%
Financials                                                                  0.4%
Health Care                                                                 0.1%
--------------------------------------------------------------------------------
Total Common Stock                                                         99.1%
Exchange-Traded Funds                                                       0.5%
--------------------------------------------------------------------------------
Total Investments                                                          99.6%
Other Assets in excess of Liabilities                                       0.4%
--------------------------------------------------------------------------------
NET ASSETS                                                                100.0%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
TOP TEN HOLDINGS                                                     INVESTMENTS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           9.6%
Procter & Gamble Co.                                                        4.2%
General Electric Co.                                                        4.0%
Chevron Corp.                                                               3.7%
Coca-Cola Co. (The)                                                         2.9%
Philip Morris International, Inc.                                           2.4%
PepsiCo., Inc.                                                              2.3%
Schlumberger Ltd. (Netherlands Antilles)                                    1.9%
ConocoPhillips                                                              1.8%
Occidental Petroleum Corp.                                                  1.5%
--------------------------------------------------------------------------------

Portfolio breakdown is as a percentage of net assets. Holdings are as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

PERFORMANCE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE CHART]

                           Claymore/Morningstar
                            Manufacturing Super
                             Sector Index ETF            S&P 500 Index
--------------------------------------------------------------------------------
               8/22/07         $     10000              $      10000
                                   10136.6                     10107
                                   10285.2                   10224.7
                                   10192.9                   10137.8
                                   9955.91                   9900.29
                                   10192.9                   10119.9
                                   10160.7                   10078.2
                                   10269.2                   10191.4
                                   10269.2                   10191.4
                                   10393.7                   10298.2
                                   10317.4                   10184.5
                                   10397.7                   10229.6
                                     10225                   10056.7
                                   10192.9                   10044.2
                                   10333.4                   10181.2
                                   10377.6                   10184.4
                                   10445.9                   10270.8
                                     10478                   10272.9
                                   10441.9                   10220.4
                                     10739                     10519
                                   10827.4                   10583.3
                                   10795.3                   10514.5
                                   10843.5                   10562.9
                                   10787.2                   10507.5
                                   10767.2                     10504
                                   10839.5                   10562.8
                                   10899.7                   10604.5
                                   10863.5                   10572.5
                                   11008.1                   10713.1
                                   10959.9                   10710.4
                                   10875.6                   10663.8
                                   10911.7                   10686.4
                                     10988                   10791.6
                                   10931.8                   10756.9
                                   11068.4                   10844.2
                                   11072.4                   10826.5
                                   11032.2                   10771.2
                                   11088.5                   10822.5
                                   11056.3                   10731.9
                                   11028.2                   10661.4
                                   11016.2                   10681.1
                                   11052.3                   10673.3
                                     10723                     10400
                                     10719                   10439.7
                                   10807.3                   10531.6
                                   10855.5                     10506
                                   10891.7                   10495.9
                                   10996.1                   10640.6
                                   11064.4                   10681.6
                                   10907.7                   10612.8
                                   11076.4                   10740.7
                                   10811.3                   10459.5
                                   10883.6                   10468.4
                                   10855.5                   10417.3
                                   11028.2                     10543
                                   10751.1                   10238.8
                                   10859.5                   10233.4
                                   10682.8                   10087.5
                                   10449.9                   9986.73
                                   10662.8                   10280.7
                                   10638.6                   10210.6
                                     10486                   10076.2
                                   10566.4                   10129.2
                                   10421.8                   9952.53
                                   10562.3                   9997.74
                                   10413.8                   9839.05
                                   10413.8                   9839.05
                                   10558.3                   10006.3
                                   10377.6                   9773.82
                                   10457.9                    9920.2
                                   10694.9                   10206.7
                                     10719                   10212.3
                                   10775.2                   10291.7
                                   10747.1                   10231.4
                                   10690.9                   10164.5
                                   10843.5                   10324.3
                                   11024.2                   10480.6
                                   11028.2                     10462
                                   11100.5                     10541
                                   10839.5                   10274.7
                                     10972                   10338.2
                                   11028.2                   10351.3
                                   10871.6                   10209.5
                                   10674.8                   10056.3
                                   10763.1                   10119.5
                                   10771.2                   10106.1
                                   10863.5                   10158.2
                                   11052.3                   10329.2
                                   11120.6                   10412.8
                                   11120.6                   10412.8
                                   11161.9                   10421.3
                                   11028.5                   10275.6
                                     11081                   10290.6
                                   10975.9                   10220.3
                                   10899.1                   10220.3
                                   10899.1                   10074.8
                                   10943.6                   10074.9
                                   10717.2                   9827.46
                                   10705.1                   9859.23
                                   10571.7                   9681.55
                                   10680.8                   9814.21
                                   10705.1                    9892.4
                                   10531.2                   9758.49
                                   10656.6                   9864.62
                                   10381.6                   9618.82
                                   10199.7                   9565.93
                                   9848.02                      9288
                                   9852.06                   9232.06
                                   9852.06                   9232.06
                                   9678.22                   9129.74
                                   9815.68                   9325.73
                                   9936.96                   9419.82
                                   9848.02                   9270.38
                                   10013.8                   9433.26
                                   10054.2                   9491.81
                                   10021.9                    9447.2
                                   10147.2                   9607.25
                                   10288.7                   9724.81
                                   10256.3                   9623.27
                                   9932.91                   9316.25
                                    9856.1                   9248.96
                                   9936.96                   9324.16
                                   9961.21                   9285.13
                                   10106.8                   9340.26
                                   10167.4                   9408.54
                                     10317                   9540.17
                                   10232.1                   9412.44
                                     10220                   9420.92
                                     10220                   9420.92
                                   10325.1                   9413.23
                                     10410                   9492.27
                                   10256.3                   9373.38
                                   10325.1                   9448.25
                                   10519.1                   9578.94
                                   10595.9                   9645.26
                                   10547.4                   9638.72
                                   10559.5                   9553.65
                                   10276.5                   9295.16
                                   10353.4                   9300.31
                                   10272.5                   9268.33
                                   10397.8                   9321.51
                                   10203.8                   9117.75
                                     10038                   9041.22
                  7/15/08           9884.4                   8901.79
                                   10252.3                   9232.62
                                   10187.6                   9152.17
                                   10284.6                   9199.47
                                     10131                   9008.48
                                   9985.47                   8929.11
                                   10325.1                   9308.02
                                   9973.34                   9082.08
                                   10070.4                   9299.53
                                   10070.4                   9299.53
                                   10211.9                   9442.05
                                   10292.7                   9463.85
                                   10345.3                   9381.35
                                   10276.5                   9275.82
                                   10236.1                   9202.45
                                   10288.7                   9255.02
                                   10535.3                   9587.23
                                   10575.7                   9570.61
                                   10591.9                   9583.13
                                   10672.7                    9590.9
                                   10672.7                   9605.94
                                   10692.9                   9560.18
                                   10656.6                   9483.58
                                   10692.9                   9526.46
                                   10462.5                   9332.99
                                   10527.2                   9301.54
                                   10591.9                   9344.42
                                   10846.6                    9557.5
                                   10806.1                   9563.72
                                     10980                   9737.25
                                   11008.3                   9722.35
                                   10931.5                    9636.9
                                   10903.2                   9664.91
                                   10810.2                   9727.19
                                   10919.3                    9790.5
                                   10903.2                    9780.6
                                   10761.7                   9742.85
                                     10794                   9705.77
                                   10773.8                      9874
                                   10858.7                   9905.94
                                     10891                   9861.92
                                   11008.3                   9937.73
                                   10858.7                   9761.78
                                     10980                   9798.04
                                   10915.3                   9734.16
                                   10988.1                   9841.73
                                   11064.9                   9840.18
                                   11048.7                   9881.32
                                   11165.9                   9987.76
                                   11283.2                   10000.5
                                   11335.7                   10009.8
                                   11331.7                   9916.96
                                     11174                   9758.46
                                   11149.8                   9785.83
                                   10992.1                   9656.68
                                   10992.1                   9656.68
                                   10992.1                   9722.82
                                   11101.2                   9763.25
                                   11040.6                    9816.5
                                   11105.3                   9831.48
                                   11052.7                   9728.54
                                   10955.7                    9672.6
                                   10923.4                   9674.21
                                   11198.3                   9863.58
                                   10939.5                   9559.99
                                     11077                   9567.93
                                   10988.1                   9544.63
                                   10923.4                   9385.39
                                   10854.6                   9416.86
                                     10984                   9558.77
                                   10975.9                   9559.57
                                   11032.5                   9494.92
                                   10967.9                   9402.85
                                   10915.3                   9440.64
                                   10777.8                   9265.64
                                   10935.5                   9266.18
                                   10802.1                   9240.21
                                   10802.1                   9294.67
                                   10555.5                    9024.5
                                   10539.3                   8991.22
                                   10632.3                   9002.65
                                   10664.6                   9038.92
                                   10377.6                    8874.9
                                   10369.5                   8884.75
                                   10264.4                    8810.4
                                   10280.6                   8964.34
                                   10151.2                    8761.1
                                   10300.8                   8822.34
                                   10252.3                    8725.2
                                   10264.4                   8646.41
                                   10058.2                    8552.3
                                   10066.3                   8767.77
                                   10009.7                    8873.4
                                   10046.1                   8875.97
                                   10183.6                   8871.41
                                   10179.5                   8991.28
                                   10042.1                   9027.82
                                   9892.49                   8819.25
                                   9961.21                   8856.12
                                   9872.27                   8691.37
                                   9965.26                   8895.15
                                   10256.3                   9044.03
                                   10025.9                   8926.97
                                   9957.17                    8877.2
                                   9718.65                   8797.74
                                   9880.36                   9051.28
                                   9985.47                   9085.78
                                   9848.02                    8923.7
                                   9977.38                   9136.94
                                    9997.6                   9202.61
                                   9957.17                   9092.13
                                   10074.4                   9068.58
                                     10034                   9118.99
                                   10009.7                   9157.25
                                   9908.66                   9019.62
                                   9936.96                   8936.38
                                   10050.1                   8992.37
                                     10135                    9015.4
                                     10135                   9118.61
                                   9965.26                   8939.71
                                     10038                   8972.75
                                     10127                   9045.93
                                   10195.7                   9181.65
                                   10054.2                    9056.1
                                   9864.19                   9019.34
                                    9799.5                   9005.56
                                   9565.03                    8736.3
                                    9581.2                   8775.36
                                   9662.05                   8956.82
                                      9278                   8651.08
                                   9427.58                   8704.75
                                   9548.86                   8827.74
                                   9682.27                   8846.59
                                   9229.48                   8429.66
                                   9387.15                    8577.3
                                   9039.48                   8173.21
                                   9326.51                   8530.15
                                   9710.57                   8873.48
                                   9484.17                   8534.61
                                   9269.91                   8401.33
                                   9237.57                    8384.8
                                   9391.19                   8549.62
                                   9290.12                   8578.62
                                   8566.48                   7824.97
                                   8930.32                   8249.14
                                    8833.3                   8212.91
                                   8368.39                   7883.35
                                   8287.54                   7777.03
                                   7968.16                   7477.58
                                   7584.11                   7048.51
                                   7547.72                   6972.41
                                   6929.19                    6441.4
                                   6727.05                   6366.26
                                   7559.85                   7103.52
                                   7434.53                   7065.79
                                    6646.2                   6428.04
                                   6985.79                   6701.48
                                   6965.57                   6659.97
                                    7422.4                   6977.54
                                   7183.88                    6762.7
                                   6670.46                   6351.45
                                   6803.86                   6431.89
                                   6541.09                   6209.95
                                   6294.48                    6012.7
                                    6949.4                   6661.38
                                   6981.74                   6588.57
                                    7224.3                    6759.8
                                   7288.99                   6863.71
                                   7232.39                   6846.43
                                   7559.85                   7125.99
                                   7232.39                    6754.7
                                   6848.33                   6416.99
                                   7082.81                   6604.43
                                   7042.38                   6521.72
                                   6856.42                   6378.02
                                   6484.49                   6049.78
                                   6989.83                   6469.31
                                   6706.84                   6200.67
                                   6613.86                   6040.87
                                    6702.8                   6101.48
                                      6343                   5728.97
                                   5853.83                   5344.67
                                   6355.12                   5683.92
                                   6670.46                   6051.93
                                   6706.84                   6092.51
                                   6969.61                   6310.16
                                   7022.17                   6371.21
                                   6411.72                   5802.69
                                   6642.16                   6034.89
                                   6735.14                   6194.11
                                   6456.19                   6012.84
                                   6601.73                   6232.43
                                    6864.5                    6472.8
                                   6751.31                   6323.35
                                    6921.1                   6399.22
                                   6775.57                   6218.39
                                   6799.82                   6262.16
                                   6751.31                   6183.01
                                   7030.26                   6500.59
                                   6965.57                   6438.55
                                   6759.39                   6302.55
                                   6759.39                   6321.17
                                   6642.16                   6206.08
                                   6593.64                   6146.97
                                   6621.14                   6185.42
                                   6699.81                   6218.51
                                   6699.81                   6196.48
                                   6848.88                   6348.93
                                   6948.26                      6439
                                   7200.85                   6643.69
                                   7238.12                   6612.85
                                   7287.81                   6664.52
                                   7068.35                   6468.26
                                   7113.89                   6490.52
                                   6960.68                    6352.3
                                   6807.48                   6208.97
                                    6819.9                    6220.3
                                   6583.87                   6012.74
                                   6641.84                   6020.94
                                    6728.8                   6066.49
                                   6463.79                   5746.15
                                   6679.11                    5997.4
                                   6588.01                    5906.6
                                   6600.44                   5938.41
                                   6670.83                   5971.43
                                   6720.52                   6036.64
                                   6873.73                      6240
                                   6683.25                   6033.77
                                    6525.9                   5896.28
                                   6455.51                   5893.19
                                   6567.31                   5986.57
                                   6550.75                   5946.16
                                   6662.55                   6043.88
                                   6795.05                   6208.93
                                   6803.33                   6218.38
                                   6513.48                   5913.09
                                    6505.2                   5962.71
                                   6517.62                   5974.46
                                   6492.77                   5915.44
                                   6173.93                   5646.98
                                   6153.23                   5642.72
                                   6136.67                   5578.56
                                   6012.44                   5516.08
                                   5780.56                   5324.83
                                    5987.6                   5538.43
                                   5935.73                   5480.74
                                   5877.76                   5395.42
                                   5765.96                   5268.45
                                   5442.97                    5022.9
                                   5405.71                   4990.75
                                    5567.2                   5111.17
                                   5331.17                   4894.14
                                   5376.72                   4901.33
                                   5343.59                   4852.75
                                   5616.89                   5162.06
                                   5608.61                   5176.43
                                   5782.52                   5388.24
                                   5803.22                    5430.1
                                   5857.05                   5411.12
                                   6001.98                    5585.1
                                    6084.8                   5701.78
                                   6109.64                   5627.79
                                      5973                   5516.69
                                   6349.81                   5908.23
                                   6258.71                   5787.78
                                   6304.26                   5843.55
                                   6445.05                   5979.87
                                   6312.54                   5859.39
                                   6093.08                   5655.71
                                   6109.64                   5729.95
                                    6217.3                   5825.91
                                   6428.48                   5993.61
                                   6503.02                   6052.06
                                   6453.33                   6001.97
                                   6291.84                   5862.61
                                   6362.23                   5931.83
                                   6544.43                   6157.64
                                   6503.02                   6173.76
                                   6411.92                   6050.03
                                    6490.6                   6126.05
                                   6581.69                   6221.45
                                    6623.1                   6252.32
                                   6358.09                   5984.96
                                   6474.03                   6112.13
                                   6457.47                   6066.48
                                    6511.3                   6126.76
                                   6647.95                   6229.65
                                   6581.69                   6166.92
                                   6573.41                   6150.27
                                   6722.48                   6283.95
                                   6697.64                   6278.36
                                   6813.58                    6312.4
                                   7020.62                   6526.15
                                   6970.93                   6502.25
                                   7103.43                   6617.73
                                    7028.9                   6530.68
                                   7235.94                   6687.89
                                   7074.45                   6546.36
                                   7095.15                   6540.26
                                   6883.97                   6367.07
                                   6933.66                   6433.75
                                   6850.85                   6361.47
                                   7041.32                   6555.39
                                   7086.87                   6545.18
                                   7091.01                   6512.11
                                   6929.52                   6404.89
                                   6941.94                   6395.42
                                   6941.94                   6395.42
                                   7095.15                   6563.65
                                   6966.79                   6440.35
                                   7095.15                   6540.76
                                   7192.57                   6629.53
                                   7192.57                   6629.53
               5/31/09             7192.57                   6629.53

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard and Poor's 500 Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in the S&P 500 Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

                                               Annual Report | May 31, 2009 | 19

Claymore Exchange-Traded Fund Trust | FUND SUMMARY & PERFORMANCE (unaudited) continued

MZO | Claymore/Morningstar Services Super Sector Index ETF

FUND STATISTICS
--------------------------------------------------------------------------------
Share Price                                                             $ 14.43
Net Asset Value                                                         $ 14.63
Premium/Discount to NAV                                                   -1.37%
Net Assets ($000)                                                       $ 2,194
--------------------------------------------------------------------------------

TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                           SINCE
                                                                ONE    INCEPTION
(INCEPTION 8/22/07)                                            YEAR   ANNUALIZED
--------------------------------------------------------------------------------
CLAYMORE/MORNINGSTAR SERVICES SUPER SECTOR INDEX ETF
   NAV                                                      -31.48%      -24.87%
   Market                                                   -32.51%      -25.46%
--------------------------------------------------------------------------------
Morningstar Services Super Sector Index                     -31.33%      -24.27%
--------------------------------------------------------------------------------
S&P 500 Index                                               -32.57%      -20.64%
--------------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.12 per share for share price returns or initial net asset value (NAV) of $25.12 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 7.08%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Annual Report, the Fund's annualized net operating expense ratio was determined to be 0.45% while the Fund's annualized gross operating expense ratio was determined to be 8.77%. There is a contractual fee waiver currently in place for this Fund through December 31, 2011 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.40% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.40%.Without this expense cap, actual returns would be lower.

PORTFOLIO BREAKDOWN                                             % OF NET ASSETS
--------------------------------------------------------------------------------
Financials                                                                32.4%
Health Care                                                               32.0%
Consumer Discretionary                                                    13.3%
Industrials                                                                7.9%
Information Technology                                                     7.1%
Consumer Staples                                                           6.8%
Energy                                                                     0.1%
Telecommunication Services                                                 0.0%*
--------------------------------------------------------------------------------
Total Common Stocks                                                       99.6%
Tracking Stocks                                                            0.1%
Master Limited Partnerships                                                0.0%*
--------------------------------------------------------------------------------
Total Investments                                                         99.7%
Other Assets in excess of Liabilities                                      0.3%
--------------------------------------------------------------------------------
NET ASSETS                                                               100.0%
--------------------------------------------------------------------------------
*Less than 0.1%
                                                                     % OF TOTAL
TOP TEN HOLDINGS                                                    INVESTMENTS
--------------------------------------------------------------------------------
Johnson & Johnson                                                          3.9%
JPMorgan Chase & Co.                                                       3.5%
Wal-Mart Stores, Inc.                                                      3.1%
Wells Fargo & Co.                                                          2.6%
Pfizer, Inc.                                                               2.6%
Google, Inc. - Class A                                                     2.5%
Bank of America Corp.                                                      2.2%
Abbott Laboratories                                                        1.8%
McDonald's Corp.                                                           1.7%
Goldman Sachs Group, Inc. (The)                                            1.6%
--------------------------------------------------------------------------------

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

PERFORMANCE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE CHART]

                                                      Claymore/Morningstar
                                                         Services Super
                                S&P 500 Index           Sector Index ETF
--------------------------------------------------------------------------------
             8/22/07               $    10000             $    10000
                                      10117.7                  10000
                                        10107                10059.7
                                      10224.7                10143.3
                                      10137.8                10035.8
                                      9900.29                9800.96
                                      10119.9                9984.08
                                      10078.2                9920.38
                                      10191.4                10047.8
                                      10298.2                10127.4
                                      10184.5                9996.02
                                      10229.6                  10008
                                      10056.7                9852.71
                                      10044.2                9824.84
                                      10181.2                9956.21
                                      10184.4                9948.25
                                      10270.8                10055.7
                                      10272.9                10063.7
                                      10220.4                9988.06
                                        10519                10322.5
                                      10583.3                10382.2
                                      10514.5                10262.7
                                      10562.9                10286.6
                                      10507.5                  10219
                                        10504                10183.1
                                      10562.8                10246.8
                                      10604.5                10298.6
                                      10572.5                10254.8
                                      10713.1                  10410
                                      10710.4                10461.8
                                      10663.8                10461.8
                                      10686.4                10473.7
                                      10791.6                10613.1
                                      10756.9                10565.3
                                      10844.2                  10629
                                      10826.5                10593.1
                                      10771.2                10541.4
                                      10822.5                10565.3
                                      10731.9                  10418
                                      10661.4                10290.6
                                      10681.1                10294.6
                                      10673.3                10250.8
                                        10400                10023.9
                                      10439.7                10091.6
                                      10531.6                10175.2
                                        10506                10123.4
                                      10495.9                10099.5
                                      10640.6                10242.8
                                      10681.6                10258.8
                                      10612.8                10234.9
                                      10740.7                10326.4
                                      10459.5                  10008
                                      10468.4                9940.29
                                      10417.3                9856.69
                                        10543                9964.17
                                      10238.8                9649.68
                                      10233.4                9681.53
                                      10087.5                9613.85
                                      9986.73                9613.85
                                      10280.7                9928.34
                                      10210.6                9856.69
                                      10076.2                9709.39
                                      10129.2                9693.47
                                      9952.53                9486.46
                                      9997.74                9454.62
                                      9839.05                9303.34
                                      10006.3                9498.41
                                      9773.82                9255.57
                                       9920.2                9438.69
                                      10206.7                9761.15
                                      10212.3                 9729.3
                                      10291.7                9868.63
                                      10231.4                9789.01
                                      10164.5                9705.41
                                      10324.3                9852.71
                                      10480.6                10023.9
                                        10462                9992.04
                                        10541                10099.5
                                      10274.7                9769.11
                                      10338.2                9737.26
                                      10351.3                9705.41
                                      10209.5                9554.14
                                      10056.3                9446.66
                                      10119.5                9498.41
                                      10106.1                9474.52
                                      10158.2                9482.48
                                      10329.2                9633.76
                                      10412.8                9737.26
                                      10421.3                9653.66
                                      10275.6                9490.45
                                      10290.6                9470.54
                                      10220.3                9454.62
                                      10074.8                9344.15
                                      10074.9                 9288.1
                                      9827.46                9063.91
                                      9859.23                9139.97
                                      9681.55                8963.82
                                      9814.21                9083.92
                                       9892.4                9212.03
                                      9758.49                9131.96
                                      9864.62                   9168
                                      9618.82                 8943.8
                                      9565.93                9019.87
                                         9288                8767.65
                                      9232.06                8667.56
                                      9129.74                8695.58
                                      9325.73                9003.85
                                      9419.82                9023.87
                                      9270.38                8855.72
                                      9433.26                9051.89
             7/11/08                  9491.81                9123.96
                                       9447.2                9035.88
                                      9607.25                9260.08
                                      9724.81                9392.19
                                      9623.27                9248.07
                                      9316.25                8967.82
                                      9248.96                8903.77
                                      9324.16                9011.86
                                      9285.13                8895.76
                                      9340.26                8863.73
                                      9408.54                 8943.8
                                      9540.17                9023.87
                                      9412.44                8867.73
                                      9420.92                8891.76
                                      9413.23                8851.72
                                      9492.27                8935.79
                                      9373.38                8819.69
                                      9448.25                8895.76
                                      9578.94                9007.86
                                      9645.26                9051.89
                                      9638.72                9047.89
                                      9553.65                8871.74
                                      9295.16                8635.53
                                      9300.31                8591.49
                                      9268.33                8571.48
                                      9321.51                8559.47
                                      9117.75                8311.25
                                      9041.22                8275.22
                                      8901.79                8107.07
                                      9232.62                8423.35
                                      9152.17                8327.26
                                      9199.47                8379.31
                                      9008.48                8163.12
                                      8929.11                8059.03
                                      9308.02                8475.39
                                      9082.08                8355.29
                                      9299.53                8671.56
                                      9442.05                8799.67
                                      9463.85                8795.67
                                      9381.35                8639.54
                                      9275.82                8531.44
                                      9202.45                8415.34
                                      9255.02                8459.38
                                      9587.23                8859.73
                                      9570.61                8819.69
                                      9583.13                 8831.7
                                       9590.9                8803.68
                                      9605.94                8835.71
                                      9560.18                8759.64
                                      9483.58                8627.52
                                      9526.46                8675.57
                                      9332.99                8527.44
                                      9301.54                8435.36
                                      9344.42                 8479.4
                                       9557.5                8667.56
                                      9563.72                8679.57
                                      9737.25                8835.71
                                      9722.35                8751.63
                                       9636.9                8663.56
                                      9664.91                8679.57
                                      9727.19                8843.71
                                       9790.5                 8943.8
                                       9780.6                8959.81
                                      9742.85                8931.79
                                      9705.77                8871.74
                                         9874                9115.95
                                      9905.94                9099.94
                                      9861.92                9027.87
                                      9937.73                9063.91
                                      9761.78                8859.73
                                      9798.04                 8831.7
                                      9734.16                8779.66
                                      9841.73                8911.77
                                      9840.18                8859.73
                                      9881.32                8919.78
                                      9987.76                8991.84
                                      10000.5                8935.79
                                      10009.8                8911.77
                                      9916.96                8807.68
                                      9758.46                8647.54
                                      9785.83                8703.59
                                      9656.68                8579.48
                                      9722.82                8667.56
                                      9763.25                8675.57
                                       9816.5                8803.68
                                      9831.48                8783.66
                                      9728.54                8671.56
                                       9672.6                8655.55
                                      9674.21                8659.55
                                      9863.58                8803.68
                                      9559.99                 8483.4
                                      9567.93                8399.33
                                      9544.63                8415.34
                                      9385.39                8207.16
                                      9416.86                8299.24
                                      9558.77                8439.36
                                      9559.57                8475.39
                                      9494.92                8347.28
                                      9402.85                 8255.2
                                      9440.64                8331.27
                                      9265.64                8163.12
                                      9266.18                8047.02
                                      9240.21                8075.04
                                      9294.67                8147.11
                                       9024.5                7890.88
                                      8991.22                7854.85
                                      9002.65                 7798.8
                                      9038.92                7846.84
                                       8874.9                7734.75
                                      8884.75                7722.74
                                       8810.4                7622.65
                                      8964.34                7926.91
                                       8761.1                7706.72
                                      8822.34                 7682.7
                                       8725.2                 7566.6
                                      8646.41                7410.46
                                       8552.3                7358.42
                                      8767.77                7758.77
                                       8873.4                7974.96
                                      8875.97                7958.94
                                      8871.41                7894.89
                                      8991.28                8171.13
                                      9027.82                8275.22
                                      8819.25                7986.97
                                      8856.12                8002.98
                                      8691.37                7806.81
                                      8895.15                8107.07
                                      9044.03                8175.13
                                      8926.97                8127.09
                                       8877.2                8103.07
                                      8797.74                8087.05
                                      9051.28                8383.31
                                      9085.78                8363.29
                                       8923.7                 8139.1
                                      9136.94                8399.33
                                      9202.61                8511.42
                                      9092.13                8323.26
                                      9068.58                8211.16
                                      9118.99                8331.27
                                      9157.25                8403.33
                                      9019.62                8235.18
                                      8936.38                8083.05
                                      8992.37                8099.06
                                       9015.4                8083.05
                                      9118.61                8243.19
                                      8939.71                8059.03
                                      8972.75                8083.05
                                      9045.93                8147.11
                                      9181.65                8339.27
                                       9056.1                8267.21
                                      9019.34                8343.28
                                      9005.56                8391.32
                                       8736.3                8123.08
                                      8775.36                8199.15
                                      8956.82                8443.36
                                      8651.08                 8135.1
                                      8704.75                8155.11
                                      8827.74                8275.22
                                      8846.59                8239.19
                                      8429.66                7834.83
                                       8577.3                8039.01
                                      8173.21                7598.63
                                      8530.15                8047.02
                                      8873.48                8403.33
                                      8534.61                7938.92
                                      8401.33                7858.85
                                       8384.8                7810.81
                                      8549.62                7946.93
                                      8578.62                8043.01
                                      7824.97                7306.37
                                      8249.14                7762.77
                                      8212.91                 7794.8
                                      7883.35                7510.55
                                      7777.03                 7342.4
                                      7477.58                7050.15
                                      7048.51                6589.75
                                      6972.41                6481.65
                                       6441.4                5949.19
                                      6366.26                6037.27
                                      7103.52                 6649.8
                                      7065.79                6701.85
                                      6428.04                6153.37
                                      6701.48                6357.54
                                      6659.97                6317.51
                                      6977.54                6521.69
                                       6762.7                6385.57
                                      6351.45                6045.27
                                      6431.89                6029.26
                                      6209.95                5837.09
                                       6012.7                5624.91
                                      6661.38                6173.38
                                      6588.57                6101.32
                                       6759.8                6245.45
                                      6863.71                6449.63
                                      6846.43                6433.61
                                      7125.99                 6645.8
                                       6754.7                6265.46
                                      6416.99                5989.22
                                      6604.43                6125.34
                                      6521.72                6001.23
                                      6378.02                5893.14
                                      6049.78                5596.88
                                      6469.31                 5965.2
                                      6200.67                5696.97
                                      6040.87                5520.82
                                      6101.48                5528.82
                                      5728.97                5128.47
                                      5344.67                4780.17
                                      5683.92                4972.34
                                      6051.93                5380.69
                                      6092.51                5480.78
                                      6310.16                5668.94
                                      6371.21                5745.01
                                      5802.69                 5156.5
                                      6034.89                5396.71
                                      6194.11                5592.88
                                      6012.84                 5508.8
                                      6232.43                5797.06
                                       6472.8                5989.22
                                      6323.35                5785.05
                                      6399.22                5833.09
                                      6218.39                5604.89
                                      6262.16                5680.95
                                      6183.01                5576.86
                                      6500.59                5933.17
                                      6438.55                5917.16
                                      6302.55                 5849.1
                                      6321.17                5877.13
                                      6206.08                5757.02
                                      6146.97                5696.97
                                      6185.42                5580.87
                                      6218.51                5592.88
                                      6196.48                5540.83
                                      6348.93                5700.97
                                         6439                5973.23
                                      6643.69                6100.75
                                      6612.85                6047.27
                                      6664.52                 6084.3
                                      6468.26                5911.52
                                      6490.52                5911.52
                                       6352.3                5779.88
                                      6208.97                5619.44
                                       6220.3                5660.58
                                      6012.74                5471.34
                                      6020.94                5454.89
                                      6066.49                5471.34
                                      5746.15                5088.76
                                       5997.4                5347.93
                                       5906.6                5257.43
                                      5938.41                5294.45
                                      5971.43                5277.99
                                      6036.64                5372.61
                                         6240                5619.44
                                      6033.77                5405.52
                                      5896.28                5298.56
                                      5893.19                5323.25
                                      5986.57                5380.84
                                      5946.16                5331.47
                                      6043.88                5413.75
                                      6208.93                 5607.1
                                      6218.38                5611.21
                                      5913.09                5310.91
                                      5962.71                5401.41
                                      5974.46                5413.75
                                      5915.44                5310.91
                                      5646.98                5096.99
                                      5642.72                5096.99
                                      5578.56                5018.83
                                      5516.08                 4981.8
                                      5324.83                4829.59
                                      5538.43                5051.74
                                      5480.74                4977.69
                                      5395.42                4866.62
                                      5268.45                4718.52
                                       5022.9                4496.37
                                      4990.75                4455.24
                                      5111.17                 4533.4
                                      4894.14                4315.37
                                      4901.33                4311.25
                                      4852.75                4286.57
                                      5162.06                 4609.4
                                      5176.43                4605.28
                                      5388.24                4864.45
                                       5430.1                 4938.5
                                      5411.12                4868.57
                                       5585.1                5049.57
                                      5701.78                 5205.9
                                      5627.79                5041.35
                                      5516.69                 4938.5
                                      5908.23                5329.31
                                      5787.78                5172.99
                                      5843.55                5263.49
                                      5979.87                 5386.9
                                      5859.39                5275.83
                                      5655.71                 5086.6
                                      5729.95                5201.78
                                      5825.91                5247.04
                                      5993.61                5382.79
                                      6052.06                5440.38
                                      6001.97                 5386.9
                                      5862.61                5263.49
                                      5931.83                5329.31
                                      6157.64                5617.28
                                      6173.76                5699.55
                                      6050.03                5522.66
                                      6126.05                5629.62
                                      6221.45                5703.67
                                      6252.32                5757.15
                                      5984.96                5448.61
                                      6112.13                5609.05
                                      6066.48                5530.89
                                      6126.76                5600.82
                                      6229.65                5674.87
                                      6166.92                5604.94
                                      6150.27                5588.48
                                      6283.95                5724.24
                                      6278.36                5716.01
                                       6312.4                5666.64
                                      6526.15                 5921.7
                                      6502.25                5913.47
                                      6617.73                6024.54
                                      6530.68                5962.84
                                      6687.89                 6160.3
                                      6546.36                5987.52
                                      6540.26                5958.72
                                      6367.07                5785.94
                                      6433.75                5868.22
                                      6361.47                5790.06
                                      6555.39                6003.97
                                      6545.18                5938.15
                                      6512.11                5888.79
                                      6404.89                5835.31
                                      6395.42                5806.51
                                      6563.65                 5983.4
                                      6440.35                5847.65
                                      6540.76                5917.58
                                      6629.53                6018.48
                                      6629.53                6018.48
             5/31/09                  6629.53                6018.48

This graph compares a hypothetical $10,000 investment in the fund, made at its inception, with a similar investment in the Standard and Poor's 500 Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in the S&P 500 Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, maybe worth more or less than their original investment.

20 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | FUND SUMMARY & PERFORMANCE (unaudited) continued

LVL | Claymore/S&P Global Dividend Opportunities Index ETF(1)

FUND STATISTICS
--------------------------------------------------------------------------------
Share Price                                                             $ 11.24
Net Asset Value                                                         $ 11.55
Premium/Discount to NAV                                                  -2.68%
Net Assets ($000)                                                       $ 5,542
--------------------------------------------------------------------------------

TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                           SINCE
                                                                       INCEPTION
(INCEPTION 6/25/07)                                        ONE YEAR   ANNUALIZED
--------------------------------------------------------------------------------
CLAYMORE/S&P GLOBAL DIVIDEND
OPPORTUNITIES INDEX ETF
   NAV                                                      -37.12%      -28.54%
   Market                                                   -38.82%      -29.52%
--------------------------------------------------------------------------------
Benchmarks By Design High Income Index/S&P Global
Dividend Opportunities Index(1)                             -36.10%      -27.93%
--------------------------------------------------------------------------------
Dow Jones U.S. Select Dividend Index                        -34.53%      -26.36%
--------------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.98 per share for share price returns or initial net asset value (NAV) of $24.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 4.55%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Annual Report, the Fund's annualized net operating expense ratio was determined to be 0.66% while the Fund's annualized gross operating expense ratio was determined to be 2.97%. There is a contractual fee waiver currently in place for this Fund through December 31, 2011 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%.Without this expense cap, actual returns would be lower.

                                                                      % OF TOTAL
COUNTRY BREAKDOWN                                                    INVESTMENTS
--------------------------------------------------------------------------------
France                                                                     14.3%
United States                                                              13.6%
Canada                                                                      9.8%
Italy                                                                       8.6%
Finland                                                                     8.2%
Australia                                                                   6.8%
Germany                                                                     6.6%
Sweden                                                                      5.9%
Spain                                                                       4.8%
United Kingdom                                                              3.9%
Czech Republic                                                              2.4%
Belgium                                                                     2.1%
Turkey                                                                      1.9%
South Africa                                                                1.6%
Portugal                                                                    1.5%
Bermuda                                                                     1.4%
Israel                                                                      1.1%
Russia                                                                      0.8%
Austria                                                                     0.8%
Hungary                                                                     0.8%
Japan                                                                       0.7%
Netherlands                                                                 0.7%
Denmark                                                                     0.7%
South Korea                                                                 0.5%
Singapore                                                                   0.5%
--------------------------------------------------------------------------------

CURRENCY DENOMINATION                                     % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Euro                                                                       47.6%
United States Dollar                                                       17.1%
Canadian Dollar                                                             9.8%
Australian Dollar                                                           6.8%
Swedish Krona                                                               5.9%
All other currencies                                                       12.8%
--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN                                              % OF NET ASSETS
--------------------------------------------------------------------------------
Financials                                                                 26.5%
Consumer Discretionary                                                     15.8%
Materials                                                                   9.0%
Industrials                                                                 8.9%
Consumer Staples                                                            7.7%
Telecommunication Services                                                  6.6%
Energy                                                                      6.3%
Utilities                                                                   3.6%
Health Care                                                                 2.7%
--------------------------------------------------------------------------------
Total Common Stock                                                         87.1%
--------------------------------------------------------------------------------
Exchange Traded Funds                                                       0.3%
Income Trusts                                                               6.1%
Master Limited Partnerships                                                 6.3%
--------------------------------------------------------------------------------
Total Investments                                                          99.8%
Other Assets in excess of Liabilities                                       0.2%
--------------------------------------------------------------------------------
NET ASSETS                                                                100.0%
--------------------------------------------------------------------------------

----------

(1) Effective September 30, 2008, the Fund changed its name from Claymore/BBD High Income Index ETF to the Claymore/S&P Global Dividend Opportunities Index ETF. At that time, the Fund changed its current policy of seeking investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Benchmarks By Design High Income Index. Instead, the Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the S&P Global Dividend Opportunities Index. As a result, the above benchmark returns reflect the blended return of the Benchmarks By Design High Income Index from 6/1/08 - 9/29/08 and the return of the S&P Global Dividend Opportunities Index, net of foreign withholding taxes, from 9/30/08 - 5/31/09.

                                               Annual Report | May 31, 2009 | 21

Claymore Exchange-Traded Fund Trust | FUND SUMMARY & PERFORMANCE (unaudited) continued

LVL | Claymore/S&P Global Dividend Opportunities Index ETF (continued)

                                                                      % OF TOTAL
TOP TEN HOLDINGS                                                     INVESTMENTS
--------------------------------------------------------------------------------
Outokumpu OYJ                                                               4.1%
Deutsche Bank AG                                                            4.0%
Wesfarmers, Ltd.                                                            4.0%
Renault SA                                                                  3.9%
PagesJaunes Groupe                                                          2.8%
Biovail Corp.                                                               2.7%
ARC Energy Trust                                                            2.6%
Enerplus Resources Fund                                                     2.5%
Telefonica O2 Czech Republic AS                                             2.4%
Mediaset SpA                                                                2.3%
--------------------------------------------------------------------------------

Portfolio breakdown is shown as a percentage of net assets. Country breakdown, currency denomination and holdings are shown as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

DISTRIBUTIONS TO SHAREHOLDERS

                                   [BAR CHART]

                     05/08                            $  0.135
                     06/08                               0.135
                     07/08                               0.135
                     08/08                               0.135
                     09/08                               0.135
                     12/08                               0.141
                     03/09                               0.039

Effective September 2008, the Fund changed its distribution schedule from a monthly distribution to a quarterly distribution.

PERFORMANCE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE CHART]

                                                   Claymore/S&P Global
                            Dow Jones U.S.        Dividend Opportunities
                        Select Dividend Index             Index ETF
--------------------------------------------------------------------------------
             6/25/07        $    10000                 $    10000
                               10005.7                    9887.91
                               10088.8                    9947.96
                               10078.9                    9983.99
                               10048.1                    9939.95
                               10196.6                    10084.1
                                 10219                    10132.1
                               10201.7                    10184.2
                               10205.9                    10204.2
                               10177.7                    10208.2
                               9988.46                      10024
                               10047.5                    9991.99
                               10244.4                    10076.1
                               10270.9                    10108.1
                               10206.1                      10016
                               10221.1                      10028
                               10148.6                    9971.98
                               10191.3                      10048
                               10023.4                    9903.92
                               10058.3                    9807.85
                               9787.99                    9555.64
                               9844.61                    9555.64
                               9595.61                    9339.47
                               9445.71                    9199.36
                               9544.82                    9167.33
                               9459.19                    9067.25
                                9562.5                    8943.15
                               9600.79                    8991.19
                               9259.91                    8650.92
                               9589.89                     8626.9
                               9655.03                    8682.95
                               9769.98                    8991.19
                                9452.4                    8831.06
                               9528.53                    8730.98
                               9496.72                    8742.99
                                9327.2                    8442.75
                               9227.34                    8258.61
                               9439.78                    8430.74
                               9693.42                    8738.99
                               9663.01                    8819.06
                               9704.09                     8879.1
                               9787.99                    9039.23
                               9738.06                    8991.19
                               9821.96                    9063.25
                               9685.44                     8879.1
                               9449.81                    8662.93
                               9667.75                     8871.1
                               9590.54                    8859.09
                               9675.84                    9053.15
                               9758.12                    9137.72
                               9635.29                    9033.02
                               9678.43                    9020.93
                               9520.77                    8859.85
                                9478.5                    8787.36
                               9582.67                    8900.12
                               9580.08                    8875.95
                               9627.21                     8956.5
                               9650.61                    9020.93
                                9602.4                    8960.53
                               9903.16                    9254.51
                               9985.44                    9375.33
                                9869.3                    9278.67
                               9871.03                    9343.11
                               9779.04                    9266.59
                               9746.26                     9194.1
                               9814.09                    9198.13
                               9841.37                    9222.29
                               9748.52                    9208.16
                                9917.5                     9386.4
                               9953.85                    9491.73
                                9940.8                    9422.86
                               9968.94                    9463.38
                               10063.4                    9617.32
                                 10015                     9560.6
                                 10077                    9588.96
                               9999.03                    9588.96
                               9981.99                    9511.99
                               9988.57                    9487.68
                               9862.51                     9362.1
                               9717.79                    9260.82
                               9699.13                    9200.05
                               9649.31                    9212.21
                               9439.24                    8969.14
                               9509.66                    9033.96
                               9550.53                    9102.83
                               9512.57                    9054.21
                                9536.3                    8981.29
                               9693.85                    9110.93
                               9693.74                    9110.93
                               9647.05                    9042.06
                               9744.64                    9218.33
                               9448.95                    8892.31
                               9376.05                     8761.9
                               9344.89                    8623.34
                               9457.47                    8765.98
                               9138.49                    8427.73
                               9276.84                    8509.23
                               9265.09                    8505.16
                               9264.01                    8476.63
                               9501.47                    8765.98
                               9394.06                    8655.94
                               9255.92                    8570.36
                               9226.16                    8468.48
                               9076.15                    8248.41
             6/15/08           9099.77                    8162.83
                               8987.84                    8122.08
                               9149.59                    8309.54
                               8909.55                    7979.44
                               9059.66                    8093.55
                               9358.15                    8391.05
                               9313.72                    8386.97
                               9445.07                    8539.74
                               9420.26                    8474.12
                               9363.33                    8297.74
                               9507.51                     8437.2
                               9644.24                    8638.19
                               9608.44                    8691.51
                               9723.61                    8806.36
                               9382.41                    8470.02
                               9345.53                    8470.02
                               9368.07                    8404.39
                               9180.87                    8260.83
                               9077.45                    8084.46
                                9174.4                    8215.71
                                9144.2                    8248.52
                               9164.15                    8256.73
                               9366.35                    8416.69
                               9396.11                    8605.37
                               9375.73                    8502.83
                               9209.98                    8310.05
                               9176.66                    8240.32
                               9146.57                    8299.83
                               9001.85                    8208.81
                                  8902                    8101.23
                                  8686                     7877.8
                               8798.37                    7931.59
                               8569.53                    7741.27
                               8672.84                    7782.64
                               8783.05                    7861.25
                               8715.22                    7786.78
                               8727.95                    7832.29
                               8532.65                    7683.34
                               8623.34                    7757.82
                               8300.69                     7546.8
                               8193.07                    7422.68
                               8260.79                    7505.43
                               8702.07                    7960.55
                               8714.04                    7952.28
                               8603.72                    7915.04
                               8866.63                    8101.23
                               8991.18                    8146.74
                                  8942                    8088.82
                               9187.34                    8334.97
                               9339.71                    8501.59
                               9162.21                    8434.94
                               8857.24                    8193.35
                               8806.56                    8089.21
                               8905.12                    8214.17
                               8797.18                    8101.71
                               8731.07                    7993.41
                               8818.85                    8085.05
                               8866.09                     8139.2
                               8722.12                    7964.25
                               8748.11                    7976.75
                               8687.08                    7968.42
                               8785.42                    8060.05
                               8622.91                     7922.6
                               8712.42                    7972.58
                               8827.37                    8101.71
                               8865.87                     8126.7
                               8844.41                    8093.38
                               8653.75                    8001.74
                               8372.84                    7891.36
                                8348.9                    7786.48
                               8330.89                     7677.4
                               8312.56                    7660.62
                               8101.63                    7375.34
                               8115.32                    7438.27
                               8033.69                    7295.63
                                8442.5                    7706.77
                               8326.04                    7614.47
                               8398.93                    7669.01
                               8189.73                     7501.2
                               8104.86                    7354.37
                               8423.95                    7656.43
                               8312.88                    7534.76
                               8602.42                     7773.9
                               8696.35                    7941.71
                                8713.6                    7920.73
                               8544.84                    7824.24
                               8422.34                    7723.55
                               8295.41                    7585.11
                                8358.6                    7650.15
                               8704.76                    7950.24
                               8711.66                     7975.6
                               8706.16                    8026.32
                               8609.86                    8009.41
                                8665.4                    8089.72
                               8580.86                    8047.45
                                8443.9                    7903.75
                               8463.96                    7946.01
                               8361.95                     7785.4
                               8196.95                     7768.5
                               8296.38                    7857.25
                               8524.89                    8089.72
                               8573.42                    8115.08
                               8664.43                    8186.93
                               8502.14                    8131.98
                               8427.08                    8047.45
                               8376.07                    8064.36
                                8573.2                    8131.98
                               8656.67                     8165.8
                               8675.75                    8224.97
                               8624.21                    8161.57
                               8556.49                    8163.59
                               8817.88                    8325.33
                               8792.97                    8355.12
                               8741.86                    8325.33
                               8781.22                     8406.2
                               8596.39                    8287.02
                               8557.56                       8270
                               8519.07                     8240.2
                               8665.94                    8367.89
                               8628.09                    8325.33
                               8690.96                    8329.58
                                  8741                    8423.22
                               8668.53                    8414.71
                               8665.19                    8427.48
                               8578.38                     8376.4
                               8457.49                       8270
                                8538.8                    8252.97
                               8390.74                    8112.51
                               8455.98                    8180.61
                               8395.48                     8201.9
                               8495.34                    8252.97
                               8444.55                    8301.99
                               8350.52                    8250.55
                               8299.08                    8229.12
                               8302.85                    8224.84
                               8392.14                     8327.7
                                8084.7                    8079.11
                               8004.57                    7976.25
                               8039.73                    7890.53
                               7826.32                     7714.8
                               7840.44                    7719.09
                               7870.21                    7826.24
                               7905.25                    7873.39
                               7774.12                    7800.52
                               7635.23                    7719.09
                               7654.75                    7783.38
                               7574.62                     7654.8
                               7479.73                    7539.08
                                7497.3                    7427.64
                               7536.23                    7504.79
                               7343.64                    7316.21
                               7267.07                    7251.92
                               7188.78                    7211.25
                               7259.31                    7237.18
                               7121.06                    7098.91
                               7041.91                    6995.22
                               6883.82                    6882.88
                               7180.48                    7215.57
                               6995.32                    6947.69
                                  7006                    6982.26
                               6943.34                    6956.33
                                6666.2                     6783.5
                               6558.25                    6671.16
                               6965.23                    6986.58
                               7298.45                    7098.91
                               7317.43                    7029.78
                               7315.06                    7085.95
                               7600.29                    7289.03
                               7663.91                    7392.72
                               7371.46                    7060.03
                               7323.15                    7060.03
                               7183.39                     6908.8
                                7506.9                    7150.76
                               7595.98                    7142.12
                               7509.17                    7178.86
                               7551.33                    7196.28
                               7528.58                    7069.95
                               7783.72                    7231.13
                               7801.19                    7235.49
                               7584.54                    7052.53
                               7839.58                    7252.91
                               8026.46                    7357.46
                               7826.64                    7257.27
                               7677.72                    7226.77
                               7777.14                    7309.54
                               7861.36                    7257.27
                               7724.41                    7178.86
                                7585.3                    7069.95
                               7591.77                    7091.73
                               7562.33                    7022.04
                               7714.06                     7135.3
                               7537.96                    6952.34
                               7579.48                    6987.19
                               7666.29                    7052.53
                               7862.12                    7196.28
                               7828.47                    7207.11
                               7939.55                     7211.5
                               8028.51                    7272.99
                               7797.96                    7101.71
                               7948.28                    7097.31
                               8292.18                    7303.73
                               8016.11                     7053.4
                               8014.39                     7106.1
                               8133.87                    7088.53
                               8255.19                     7158.8
                               7932.64                    6737.18
                               8199.33                    6877.72
                               7849.72                     6456.1
                               8614.07                    7022.65
                               9111.74                    7360.83
                               8415.65                    6939.21
                               8283.87                    6873.33
                               8245.37                    6728.39
                               8341.13                    6864.54
                               8411.12                    6873.33
                               7569.88                    6284.81
                               7998.96                    6559.36
                               8271.04                     6550.5
                               8028.84                    6368.79
                               7883.04                    6382.08
                               7546.37                     5761.6
                               7099.49                     5442.5
                               6911.31                    5141.12
                               6168.96                    4959.41
                               6439.96                    4715.65
                               6953.91                    5092.37
                               7139.28                    5322.84
                               6637.62                    4968.27
                               6898.91                    4773.27
                               6774.04                    4817.59
                               7017.86                    4959.41
                               6837.34                    4915.09
                               6472.42                    4591.55
                               6431.01                    4529.51
                               6254.91                     4223.7
                               6110.19                    3971.07
                               6742.66                    4130.63
                               6677.09                    4387.68
                               6847.91                    4516.21
                               7016.13                    4582.69
                               7073.29                     4653.6
                                7256.5                    4963.84
                               6835.61                    4830.88
                               6544.34                    4498.48
                               6677.85                    4551.67
                                6527.2                       4432
                               6445.35                    4188.24
                               6103.39                    3984.37
                               6590.28                    4006.53
                               6275.93                    3931.19
                               6159.69                    3829.25
                               6158.07                    3811.52
                               5731.89                    3625.38
                               5341.85                     3448.1
                               5611.12                    3483.55
                               6040.09                    3815.95
                               6151.06                    3900.16
                               6307.53                    3935.62
                               6419.57                    3993.23
                               5666.54                    3696.29
                               5954.36                    3807.09
                               6140.06                    3851.41
                               5988.87                    3789.36
                               6248.76                    3722.88
                               6419.57                    4024.26
                               6178.56                    4019.83
                               6244.02                    4077.44
                               5974.64                    4019.83
                               6110.51                     3988.8
                               5966.66                    4028.69
                               6331.15                    4166.08
                               6248.11                    4276.88
                               6161.09                    4259.15
                               6172.41                    4170.51
                               6070.18                    4104.03
                               5964.93                    4104.03
                               6030.71                    4050.85
                               6071.58                    4055.28
                                6008.5                    4095.17
                               6183.84                    4135.06
                               6313.68                    4215.28
                               6441.25                    4363.74
                               6343.44                    4431.22
                               6369.75                     4512.2
                               6160.55                    4453.72
                               6194.73                    4458.21
                               6041.82                    4413.23
                               5914.14                    4282.76
                               5930.53                     4174.8
                               5729.85                    3999.35
                               5684.34                    3949.86
                               5697.28                    3994.85
                               5320.28                    3729.42
                                5532.5                    3756.42
                               5401.91                    3715.93
                               5431.03                    3652.95
                               5427.04                    3832.89
                               5508.24                    3868.88
                               5728.87                    4044.33
                               5489.48                    3913.87
                               5303.56                     3796.9
                               5296.01                    3697.93
                               5302.92                    3774.41
                               5241.99                    3855.39
                               5295.15                    3832.89
                               5471.36                    3958.86
                               5443.54                    4071.33
                               5168.87                    3927.37
                               5230.45                    3859.89
                               5200.69                     3801.4
                               5107.41                    3846.39
                               4861.54                    3562.97
                               4803.41                    3504.49
                               4720.05                    3522.48
                               4637.45                    3401.02
                               4480.22                    3333.54
                               4674.33                    3380.71
                               4631.95                    3371.71
                               4588.71                    3466.18
                               4503.19                    3394.21
                               4292.05                    3200.76
                               4182.81                    3146.78
                               4253.55                    3254.75
                               4014.15                    3110.79
                               4045.42                     3083.8
                                3998.4                    3034.31
                               4252.69                    3259.24
                               4249.56                    3313.23
                               4436.01                    3389.71
                               4475.59                     3412.2
                               4497.69                    3502.17
                               4642.73                    3524.67
                               4799.64                    3578.65
                               4766.21                     3749.6
                               4681.66                    3686.62
                               5001.51                    3866.57
                               4877.93                    3826.08
                               4937.89                    3835.08
                                5066.1                    3875.57
                               4956.43                    3790.09
                               4778.39                    3569.65
                               4856.04                     3713.2
                               4947.59                       3781
                               5107.62                    4034.13
                               5156.04                    4092.89
                                5088.1                    4083.85
                               4983.61                    3988.92
                               5033.11                    4034.13
                               5239.18                    4196.85
                               5249.86                    4233.01
                               5081.74                    4291.77
                               5189.36                    4273.69
                               5281.67                    4336.97
                               5332.89                    4413.81
                               5088.97                    4133.57
                                5207.7                    4169.73
                               5185.27                    4278.21
                               5198.53                    4318.89
                               5318.98                     4454.5
                               5274.55                    4418.33
                               5263.45                    4318.89
                               5403.96                     4499.7
                               5390.16                    4558.46
                               5417.98                    4572.02
                               5610.79                    4807.06
                               5563.67                    4825.14
                               5626.97                    4888.43
                               5563.99                    4879.38
                               5728.44                    5024.03
                               5589.44                    4947.19
                               5569.92                    4901.99
                               5385.63                    4689.54
                               5437.71                     4725.7
                               5356.51                    4743.78
                               5518.48                    4834.18
                               5507.81                    4987.87
                               5451.19                    5123.47
                                5348.1                    5028.55
                               5352.63                    5087.31
                               5520.64                    5109.91
                               5386.49                    5118.95
                               5455.18                    5114.43
             5/31/09           5528.84                    5220.72

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Dow Jones U.S. Select Dividend Index (Dow Jones U.S. SDI). Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Dow Jones U.S. SDI is defined as all dividend-paying companies in the Dow Jones U.S. Total Market Index (Dow Jones U.S. TMI) that have a nonnegative historical five-year dividend-per-share growth rate, a five-year average dividend to earnings-per-share ratio of less than or equal to 60%,and a three-month average daily trading volume of 200,000 shares. It is not possible to invest directly in the Dow Jones U.S. SDI. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

22 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | FUND SUMMARY & PERFORMANCE (unaudited) continued

UEM | Claymore U.S.-1 - The Capital Markets Index ETF

FUND STATISTICS
--------------------------------------------------------------------------------
Share Price                                                             $ 36.00
Net Asset Value                                                         $ 42.84
Premium/Discount to NAV                                                 -15.97%
Net Assets ($000)                                                       $ 8,568
--------------------------------------------------------------------------------

TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                           SINCE
                                                                ONE    INCEPTION
(INCEPTION 2/12/08)                                            YEAR   ANNUALIZED
--------------------------------------------------------------------------------
CLAYMORE U.S.-1-THE CAPITAL MARKETS INDEX ETF
   NAV                                                      -14.71%       -9.81%
   Market                                                   -28.18%      -21.08%
--------------------------------------------------------------------------------
CPMKTS - The Capital Markets Index                          -14.46%       -9.37%
Barclays Capital 1-3 Month U.S. Treasury Bill Index           0.93%        1.13%
Barclays Capital U.S. Aggregate Bond Index                    5.36%        3.72%
S&P 500 Index                                               -32.57%      -23.16%
--------------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $50.00 per share for share price returns or initial net asset value (NAV) of $50.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 2.27%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Annual Report, the Fund's annualized net operating expense ratio was determined to be 0.60% while the Fund's annualized gross operating expense ratio was determined to be 1.89%. There is a contractual fee waiver currently in place for this Fund through December 31, 2011 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.37% of average net assets. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.37%. Without this expense cap, actual returns would be lower.

PORTFOLIO BREAKDOWN                                              % OF NET ASSETS
--------------------------------------------------------------------------------
Financials                                                                  8.4%
Information Technology                                                      7.1%
Health Care                                                                 5.9%
Energy                                                                      5.0%
Consumer Staples                                                            4.9%
Consumer Discretionary                                                      4.3%
Industrials                                                                 4.1%
Telecommunication Services                                                  2.2%
Utilities                                                                   2.1%
Materials                                                                   1.6%
--------------------------------------------------------------------------------
Total Common Stocks, Corporate Bonds and
Master Limited Partnerships                                                45.6%
Mortgage Backed Securities                                                 12.8%
U.S. Treasury Securities                                                    9.9%
U.S. Government Agency Securities                                           3.6%
--------------------------------------------------------------------------------
Total Long-Term Investments                                                71.9%
Total Short-Term Investments                                               26.0%
--------------------------------------------------------------------------------
Total Investments                                                          97.9%
Other Assets in excess of Liabilities                                       2.1%
--------------------------------------------------------------------------------
NET ASSETS                                                                100.0%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
ASSET CLASS                                               % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Common Stock                                                              38.0%
Short-Term Investments                                                    26.6%
Mortgage Backed Securities                                                13.0%
U.S. Treasury Securities                                                  10.1%
Corporate Bonds                                                            8.6%
U.S. Government Agency Securities                                          3.7%
Master Limited Partnerships                                                0.0%*
--------------------------------------------------------------------------------
*Less than 0.1%
                                                                  % OF LONG-TERM
TOP TEN HOLDINGS                                                     INVESTMENTS
--------------------------------------------------------------------------------
Freddie Mac - 6.000%; 6/1/2039                                              3.6%
Fannie Mae - 5.500%; 6/1/2039                                               3.0%
Ginnie Mae - 5.500%; 6/1/2039                                               2.7%
Fannie Mae - 6.500%; 6/1/2039                                               2.6%
Freddie Mac - 5.500%; 6/1/2039                                              2.5%
Fannie Mae - 4.500%; 6/1/2024                                               2.3%
Exxon Mobil Corp.                                                           1.7%
United States Treasury Note/Bond - 2.750%; 7/31/2010                        1.5%
United States Treasury Note/Bond - 4.250%; 9/30/2012                        1.2%
Fannie Mae - 5.000%; 6/1/2039                                               1.0%
--------------------------------------------------------------------------------

Portfolio breakdown is shown as a percentage of net assets. Portfolio composition is shown as a percentage of total investments. Holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

PERFORMANCE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE CHART]

                           Barclays Capital
         Barclays Capital    1-3 Month U.S.  Claymore U.S.-1 -
          U.S. Aggregate     Treasury Bill     The Capital
             Bond Index         Index        Markets Index ETF   S&P 500 Index
--------------------------------------------------------------------------------
2/12/08      $   10000        $   10000         $  10000          $   10000
               10000.5          9963.99            10084              10214
               10001.1          9908.34            10002            10077.3
               10002.7          9913.96            10008            10086.4
               10005.3          9860.23             9990            10078.1
               10005.8          9843.51            10026            10162.8
               10006.9          9912.75             9984            10035.5
                 10008          9895.32            10016            10115.6
               10009.5          9847.07            10072            10255.5
               10011.1          9876.88            10114            10326.5
               10012.2          9894.96            10110            10319.5
               10013.8          9951.04            10086            10228.5
               10014.3            10012             9976            9951.71
               10017.5          10000.6             9974            9957.23
               10019.1          9955.02             9942            9922.99
               10021.2          9891.62             9954            9979.93
               10023.9           9868.7             9842            9761.77
               10023.3          9903.57             9810            9679.84
                 10026          9929.55             9736            9530.56
               10024.4          9884.78             9890            9884.75
               10024.4          9963.21             9874            9798.62
               10026.5          9934.88             9896            9849.26
               10030.8           9972.6             9812            9644.78
               10036.1            10045             9766            9559.81
               10039.2           9999.5             9948            9965.48
               10042.4          10054.4             9842            9723.59
               10042.4          10068.8             9958             9956.4
               10039.8          10000.4            10016              10109
               10034.5          10022.3            10020            10132.3
               10033.9          10020.8             9980              10044
               10033.9          9998.58             9914               9931
               10033.4          10026.6             9882            9852.46
               10035.5          10046.1          9935.34            9908.74
               10034.5            10000          10095.7            10264.4
               10034.5          9979.65          10087.6            10246.6
                 10035          9990.11          10101.7              10260
               10035.5          10055.7          10129.7            10268.3
               10036.6            10038          10131.7            10284.5
               10038.2          10036.8          10111.7            10235.5
               10038.7          10073.4          10077.6            10153.4
               10041.9          10045.6          10097.7            10199.3
               10043.5          10072.5          10007.5            9992.22
               10045.1          10057.6          9989.44            9958.54
               10045.1            10025          9999.46            10004.5
               10045.1          9966.27          10091.6            10232.6
               10045.1          9955.95          10087.6            10239.2
               10044.5          9972.32          10179.8              10425
               10046.7          10001.6          10179.8            10409.1
               10047.7          10007.2          10135.7            10317.6
               10048.3          10001.8          10149.8            10347.6
               10047.7          9955.74          10165.8            10414.3
               10047.7          9947.98          10199.8              10482
               10047.2          9975.16          10203.9            10471.4
               10046.1          9990.46          10185.8              10431
               10047.2          10025.1          10179.8            10391.3
               10046.7          10038.1            10266            10571.4
               10046.1          10013.1            10272            10605.6
               10045.6          10017.2            10256            10558.5
               10045.6          10001.6            10294            10639.7
               10045.6          10017.4          10213.9            10451.3
               10046.1          10049.4          10243.9            10490.1
               10045.6            10052          10221.9            10421.7
               10045.1          10046.6            10272            10536.9
               10045.6          9983.56            10260            10535.2
               10046.1          9972.96            10276            10579.3
               10046.7            10033          10350.1            10693.2
               10046.7            10036          10360.2            10706.9
               10047.7          10053.3          10360.2            10716.8
               10048.3          10079.7          10328.1            10617.4
               10048.8            10054          10235.9            10447.7
               10049.3          10001.7          10233.9              10477
               10049.8          10038.4          10181.8            10338.8
               10051.4          9996.87          10203.9            10409.6
                 10052          9956.09          10219.9            10452.9
                 10052          9923.92          10235.9            10509.9
                 10053          9951.61            10254            10525.9
               10055.2          9984.34          10217.9            10415.7
               10055.7          10012.8          10203.9            10355.8
               10056.7          9988.76          10195.8            10357.5
               10057.3           9948.9            10286            10560.3
               10058.3          9981.57          10147.8            10235.3
               10058.9          9935.88          10137.7            10243.8
               10058.3          9872.47          10097.7            10218.8
               10059.4           9900.8          10021.5            10048.3
               10059.4          9838.24          10013.5              10082
               10060.5          9817.03          10085.6              10234
               10061.5          9823.65          10095.7            10234.8
               10062.6          9848.35          10075.6            10165.6
               10064.7           9895.6          10039.5              10067
               10065.8          9874.04          10047.5            10107.5
               10066.8          9894.75          9965.39            9920.11
               10067.9          9871.05          9955.38            9920.68
               10068.4          9892.97          9903.27            9892.89
               10069.5          9891.54          9933.33            9951.19
               10071.1           9919.8          9809.09            9661.94
               10072.1          9937.16          9799.07             9626.3
               10070.5          9943.57          9837.27            9638.55
               10071.1          9930.97          9845.31            9677.38
               10071.6          9941.15          9752.79            9501.77
               10071.6          9932.18          9740.73            9512.32
               10073.7          9946.91          9706.53            9432.71
               10074.2          9986.62          9793.02            9597.53
               10075.3          10019.1          9702.51            9379.94
                 10078          10021.9           9736.7             9445.5
                 10079          9966.77          9674.35             9341.5
               10081.7          10001.8          9646.19            9257.14
               10083.3          10011.4          9599.93            9156.38
               10084.3          9956.38          9696.48            9387.07
               10084.3          9885.78          9732.68            9500.16
               10084.8          9851.76          9722.62            9502.91
               10085.4          9864.36          9732.68            9498.03
               10085.4          9847.92          9784.97            9626.37
               10084.8          9840.66          9797.04             9665.5
               10084.3          9917.45           9700.5            9442.19
               10083.8          9863.15          9708.55            9481.67
               10085.4          9917.52          9644.18            9305.28
               10085.9          9901.29          9740.73            9523.45
               10086.4          9909.19          9819.17            9682.84
               10087.5          9935.45           9770.9            9557.52
                 10088          9943.99          9746.76            9504.23
               10088.6           9927.7          9688.43            9419.16
               10089.1          9914.96          9809.11            9690.61
               10091.2          9884.36           9825.2            9727.55
               10091.7          9939.15          9760.84            9554.02
               10091.2          9941.08          9863.42            9782.32
               10090.2          9911.97          9889.56            9852.62
               10090.7          9947.76          9847.32            9734.34
               10091.7          9929.76          9837.27            9709.13
               10092.3           9948.9          9873.47             9763.1
               10092.8          9971.11          9897.61            9804.06
               10094.4          9983.85          9831.23            9656.71
               10094.9          9976.23          9782.96            9567.59
                 10096          10017.9          9821.18            9627.54
               10096.5          9990.61          9823.19            9652.19
10/10/08         10097          9978.29          9869.45             9762.7
               10098.6          10014.9          9791.01            9571.15
               10099.7          10021.3          9809.11            9606.53
               10100.2          10034.5          9851.35            9684.88
               10100.2          10032.2          9919.73            9830.19
               10101.3          10029.8          9857.38            9695.77
               10102.9          10059.8          9841.29            9656.41
               10103.9          10080.1          9833.25            9641.66
               10104.5          10107.6          9708.55            9353.39
                 10105          10091.4          9726.65             9395.2
               10105.5          10172.8          9823.19            9589.48
               10106.6          10178.4          9666.31            9262.14
               10107.7          10163.3          9694.47             9319.6
               10108.2          10163.3          9750.78            9451.28
               10110.3          10119.2          9760.84            9471.46
               10119.8          10171.4          9567.75            9025.08
               10123.5          10133.2          9616.03            9183.15
               10127.8          10111.4          9412.88            8750.52
               10127.3          10075.7          9587.87            9132.67
               10110.8            10005           9736.7            9500.25
               10116.7          9994.59          9553.68            9137.44
               10121.4          9979.22          9483.28            8994.75
               10126.7           9996.3          9439.03            8977.05
               10125.2          9957.09          9499.37            9153.52
               10125.2          9942.21          9497.36            9184.56
               10126.2          10020.7           9149.4            8377.68
               10120.9          9895.03          9361.94             8831.8
               10123.5          9917.02          9341.74            8793.02
               10126.2          9946.27          9164.04            8440.18
               10127.8          9957.73          9107.49            8326.36
               10128.3          10027.5          8976.23            8005.75
               10123.5          9985.27          8750.06            7546.37
               10127.3          9893.75          8687.46             7464.9
               10127.3          9807.14          8414.84            6896.39
               10133.1          9761.03          8356.28            6815.93
               10133.1          9761.03          8721.79            7605.27
               10130.5          9707.72          8677.36            7564.88
               10132.6          9698.05          8360.32            6882.08
               10131.5          9715.34           8493.6            7174.83
               10128.3          9700.18          8477.44            7130.39
               10125.7          9743.38          8641.01            7470.39
               10126.7          9827.71          8558.22            7240.38
               10128.3          9840.45          8360.32            6800.08
               10129.9          9855.96          8382.53             6886.2
               10130.5           9769.5          8253.29            6648.58
               10130.5          9729.36           8140.2             6437.4
               10131.5          9687.23          8428.98             7131.9
                 10132          9683.81          8412.82            7053.95
               10133.6          9675.84          8505.71            7237.27
               10133.1          9661.47          8560.24            7348.52
               10132.6          9699.61          8566.29            7330.02
               10133.1          9795.33          8725.83            7629.33
               10134.7          9843.37          8560.24            7231.81
               10135.8          9833.83          8388.59            6870.24
               10135.8          9810.84           8473.4            7070.93
               10136.8          9838.95          8435.03            6982.37
               10136.8          9838.95           8358.3            6828.52
               10138.4          9873.11          8206.84            6477.11
               10137.3          9812.48          8404.74            6926.27
               10137.9          9822.44           8275.5            6638.64
               10138.4          9824.08           8202.8            6467.56
               10138.4          9827.57          8239.15            6532.46
               10138.9          9835.32          8059.43            6133.63
               10139.5           9852.9          7881.72            5722.19
               10139.5          9854.54          8037.21            6085.39
               10139.5          9836.75          8206.84            6479.41
               10139.5          9959.01          8267.42            6522.84
               10139.5          9972.96          8392.63            6755.87
               10139.5          9975.95          8424.94            6821.23
               10139.5          10026.3          8170.49            6212.56
               10139.5            10040          8283.58            6461.16
                 10140          10045.2          8362.34            6631.62
                 10140          10092.2           8285.6            6437.55
                 10140          10068.1          8386.57            6672.65
               10139.5          10065.6          8499.65               6930
                 10140          10107.7          8441.09            6769.99
                 10140          10129.6          8487.54            6851.22
                 10140          10152.4          8402.72            6657.62
                 10140          10161.3          8441.09            6704.48
                 10140          10178.5           8400.7            6619.74
                 10140          10236.8          8578.41            6959.75
                 10140          10299.8          8578.41            6893.34
                 10140          10341.8          8527.93            6747.72
                 10140          10333.3          8540.04            6767.66
                 10140          10328.1           8473.4            6644.44
                 10140          10320.3          8447.15            6581.15
                 10140          10321.2          8463.31            6622.32
                 10140          10339.8          8491.58            6657.75
                 10140          10357.6          8424.94            6634.16
                 10140          10376.3          8505.71            6797.38
                 10140          10348.1          8598.32            6893.81
               10140.5          10293.8          8679.63            7112.96
               10139.5          10299.5          8669.47            7079.95
               10139.5          10332.1          8712.15            7135.26
               10139.5          10359.5          8620.68            6925.13
                 10140          10371.9          8643.04            6948.97
                 10140          10386.1          8580.03            6800.99
                 10140          10414.2          8512.95            6647.53
                 10140          10404.5          8519.05            6659.67
                 10140          10418.7          8421.48            6437.44
                 10140            10409          8433.67            6446.22
                 10140          10385.4             8454            6494.99
                 10140            10369          8287.32            6152.02
               10140.5          10309.6          8384.89            6421.02
               10140.5          10304.2             8330            6323.81
               10140.5          10298.2          8344.23            6357.87
               10140.5          10303.5          8358.46            6393.22
               10140.5          10344.3          8405.21            6463.04
                 10140          10312.3          8492.62            6680.76
                 10140          10262.4          8372.69            6459.96
               10139.5          10256.8          8303.58            6312.76
               10139.5          10299.5          8319.84            6309.45
               10138.4          10262.4          8350.33            6409.43
               10138.4          10239.5             8330            6366.16
               10138.9          10245.7          8384.89            6470.78
               10138.9          10226.3          8464.16            6647.49
               10138.9          10231.6           8466.2            6657.61
               10139.5          10301.5           8342.2            6330.75
               10139.5            10328          8372.69            6383.88
               10139.5          10341.7          8386.92            6396.46
               10139.5          10288.2          8340.17            6333.27
                 10140          10350.5           8230.4            6045.85
                 10140          10315.5          8218.21            6041.29
               10140.5            10271          8169.42             5972.6
               10140.5          10288.9          8147.06             5905.7
               10140.5          10283.3          8051.52            5700.94
               10140.5          10272.6          8151.13            5929.63
                 10141          10227.1          8108.44            5867.86
                 10141          10221.1          8063.72            5776.52
               10141.6          10218.1          8008.84            5640.59
               10141.6          10253.8          7890.94            5377.69
               10142.1            10244          7872.65            5343.27
               10142.1          10214.8          7923.46             5472.2
               10142.1          10263.8          7834.03            5239.84
               10142.7          10253.3          7831.99            5247.53
               10142.7          10225.2          7799.47            5195.52
               10142.7          10210.2          7943.79            5526.67
               10142.7          10229.5          7955.99            5542.06
               10143.2            10240          8067.79            5768.83
               10143.2            10240          8088.11            5813.65
               10142.7            10226          8065.75            5793.33
               10143.2          10211.1          8151.13            5979.59
               10143.2          10347.4          8254.79            6104.52
               10143.2          10335.7          8222.27             6025.3
               10143.2          10326.4          8161.29            5906.36
               10143.7          10324.2           8354.4            6325.55
               10143.7          10336.8          8297.48             6196.6
               10144.2          10314.1          8281.22             6256.3
               10144.8          10335.5          8364.56            6402.25
               10144.2          10335.9          8301.55            6273.27
               10144.2          10347.9          8206.01             6055.2
               10143.7          10360.2          8280.74            6134.68
               10143.2          10372.5          8329.73            6237.42
               10143.7          10356.6          8413.41            6416.97
               10143.7          10317.7          8435.87            6479.54
               10144.2          10318.8          8405.25            6425.92
               10144.2          10335.4          8335.85            6276.71
               10144.2          10362.7           8382.8            6350.82
               10144.2          10347.7          8493.02            6592.58
               10144.8          10390.3          8509.35            6609.84
               10145.3            10420          8456.28            6477.37
               10145.8          10434.6          8495.06            6558.76
               10145.8          10419.9          8546.09            6660.89
               10145.8          10387.8          8554.25            6693.95
               10145.8          10422.9          8429.74             6407.7
               10145.8          10403.9          8490.98            6543.85
               10145.8          10387.1          8468.52            6494.98
               10145.8          10404.6          8495.06            6559.52
               10145.8            10395          8544.04            6669.68
               10146.4          10428.2          8519.55            6602.51
               10146.4          10407.1          8505.26            6584.69
               10146.4            10393          8570.58            6727.82
               10146.4          10409.7           8566.5            6721.82
               10145.8          10396.5          8578.74            6758.27
               10145.3          10410.2             8691            6987.11
               10145.3          10422.8          8682.84            6961.53
               10145.3          10437.6          8733.87            7085.17
               10145.8          10414.1          8676.72            6991.97
               10145.8          10423.4          8758.36            7160.28
               10145.8          10468.3          8707.33            7008.76
               10145.8          10475.5          8701.21            7002.22
               10145.8          10498.2          8615.48             6816.8
               10146.4          10493.8          8650.18            6888.19
               10146.4          10498.6          8613.44            6810.81
               10146.4          10475.8          8705.29            7018.42
               10146.4          10490.5          8705.29             7007.5
               10146.4          10527.3          8699.17            6972.08
               10146.4          10484.6          8629.77            6857.29
               10146.4          10463.4          8619.57            6847.16
               10146.9          10445.9          8701.21            7027.27
               10146.9          10384.2          8625.69            6895.26
               10146.9          10386.2          8672.63            7002.76
5/31/09        10146.9          10485.2          8744.07             7097.8

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard and Poor's 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Month U.S. Treasury Bill Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in the S&P 500 Index. The Barclays Capital U.S. Aggregate Bond Index covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The Index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and collateralized mortgage-backed securities sectors. It is not possible to invest directly in the Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital 1-3 Month U.S. Treasury Bill Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. It is not possible to invest directly in the Barclays Capital 1-3 Month U.S. Treasury Bill Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

                                               Annual Report | May 31, 2009 | 23

Claymore Exchange-Traded Fund Trust | FUND SUMMARY & PERFORMANCE (unaudited) continued

UBD | Claymore U.S. Capital Markets Bond ETF

FUND STATISTICS
--------------------------------------------------------------------------------
Share Price                                                             $ 43.05
Net Asset Value                                                         $ 50.39
Premium/Discount to NAV                                                 -14.57%
Net Assets ($000)                                                       $ 5,039
--------------------------------------------------------------------------------

TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                           SINCE
                                                                ONE    INCEPTION
(INCEPTION 2/12/08)                                            YEAR   ANNUALIZED
--------------------------------------------------------------------------------
CLAYMORE U.S. CAPITAL MARKETS BOND ETF
   NAV                                                        5.35%        2.89%
   Market                                                   -10.03%       -8.76%
--------------------------------------------------------------------------------
CPMKTB-The Capital Markets Bond Index                         3.66%        1.99%
--------------------------------------------------------------------------------
Barclays  Capital U.S. Aggregate Bond Index                   5.36%        3.72%
--------------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $50.00 per share for share price returns or initial net asset value (NAV) of $50.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 3.58%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Annual Report, the Fund's annualized net operating expense ratio was determined to be 0.50% while the Fund's annualized gross operating expense ratio was determined to be 3.05%. There is a contractual fee waiver currently in place for this Fund through December 31, 2011 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.27% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.27%.Without this expense cap, actual returns would be lower.

PORTFOLIO BREAKDOWN                                              % OF NET ASSETS
--------------------------------------------------------------------------------
Financial                                                                   9.0%
Consumer Discretionary                                                      3.3%
Health Care                                                                 2.8%
Consumer Staples                                                            2.3%
Utility                                                                     2.0%
Banking                                                                     1.9%
Telecommunications                                                          1.7%
Energy                                                                      1.4%
Information Technology                                                      1.0%
Gas Transmission                                                            0.4%
Industrials                                                                 0.4%
Materials                                                                   0.2%
Rail Transportation                                                         0.1%
Special Purpose                                                             0.1%
--------------------------------------------------------------------------------
Total Corporate Bonds                                                      26.6%
--------------------------------------------------------------------------------
Mortgage Backed Securities                                                 36.3%
U.S. Treasury Securities                                                   25.1%
U.S. Government Agency Securities                                           9.8%
--------------------------------------------------------------------------------
Total U.S. Government and Agency Securities                                71.2%
--------------------------------------------------------------------------------
Total Investments                                                          97.8%
Other Assets in excess of Liabilities                                       2.2%
--------------------------------------------------------------------------------
NET ASSETS                                                                100.0%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
CREDIT QUALITY                                                       INVESTMENTS
--------------------------------------------------------------------------------
AAA                                                                        10.5%
AA                                                                          4.1%
A                                                                          14.3%
BBB                                                                         7.9%
BB                                                                          0.4%
NR-Fannie Mae, Freddie Mac & Ginnie Mae MBS                                37.1%
NR- U.S. Treasury Note/Bond                                                25.7%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
MATURITY BREAKDOWN                                                   INVESTMENTS
--------------------------------------------------------------------------------
0-5 Years                                                                  37.4%
6-10 Years                                                                 13.0%
11-15 Years                                                                 8.9%
16-20 Years                                                                 2.9%
21-25 Years                                                                 2.0%
26-30 Years                                                                35.8%
--------------------------------------------------------------------------------

Portfolio breakdown is shown as a percentage of net assets. Credit quality and maturity breakdown are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

PERFORMANCE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE CHART]

                           Barclays Capital   Claymore U.S.
                            U.S. Aggregate   Capital Markets
                              Bond Index        Bond ETF
--------------------------------------------------------------------------------
             2/12/08         $    10000        $  10000
                                9963.99            9960
                                9908.34            9896
                                9913.96            9910
                                9860.23            9846
                                9843.51            9828
                                9912.75            9898
                                9895.32            9880
                                9847.07            9820
                                9876.88            9846
                                9894.96            9866
                                9951.04            9932
                                  10012           10006
                                10000.6            9994
                                9955.02            9950
                                9891.62            9880
                                 9868.7            9872
                                9903.57            9910
                                9929.55            9940
                                9884.78            9874
                                9963.21            9954
                                9934.88            9922
                                 9972.6            9968
                                  10045           10034
                                 9999.5            9978
                                10054.4           10030
                                10068.8           10046
                                10000.4            9960
                                10022.3            9950
                                10020.8            9960
                                9998.58            9934
                                10026.6            9964
                                10046.1         10004.5
                                  10000         9950.34
                                9979.65          9934.3
                                9990.11         9944.32
                                10055.7         10008.5
                                  10038         9984.41
                                10036.8         9982.41
                                10073.4         10026.5
                                10045.6         9994.44
                                10072.5         10024.5
                                10057.6         10008.5
                                  10025          9978.4
                                9966.27         9910.25
                                9955.95         9896.22
                                9972.32         9914.26
                                10001.6         9940.32
                                10007.2         9944.32
                                10001.8         9940.32
                                9955.74         9876.17
                                9947.98         9868.15
                                9975.16         9894.21
                                9990.46         9904.23
                                10025.1          9960.7
                                10038.1         9968.73
                                10013.1         9940.62
                                10017.2         9940.62
                                10001.6         9924.56
                                10017.4         9942.63
                                10049.4         9976.76
                                  10052         9984.79
                                10046.6         9972.74
                                9983.56         9906.49
                                9972.96         9892.43
                                  10033         9946.64
                                  10036         9950.66
                                10053.3          9962.7
                                10079.7         9990.81
                                  10054         9966.72
                                10001.7         9912.51
                                10038.4          9936.6
                                9996.87         9892.43
                                9956.09         9846.25
                                9923.92         9814.13
                                9951.61         9849.88
                                9984.34         9888.09
                                10012.8         9922.27
                                9988.76         9896.13
                                 9948.9         9855.91
                                9981.57         9894.12
                                9935.88         9849.88
                                9872.47         9779.49
                                 9900.8         9809.66
                                9838.24          9743.3
                                9817.03         9721.17
                                9823.65          9725.2
                                9848.35         9747.32
                                 9895.6         9793.57
                                9874.04         9767.43
                                9894.75         9793.57
                                9871.05         9767.43
                                9892.97         9777.48
                                9891.54         9777.48
                                 9919.8         9811.67
                                9937.16          9835.8
                                9943.57         9855.42
                                9930.97         9837.29
                                9941.15         9851.39
                                9932.18         9845.35
                                9946.91         9861.47
                                9986.62         9891.69
                                10019.1         9921.91
                                10021.9         9923.92
                                9966.77         9869.53
                                10001.8         9905.79
                                10011.4         9911.83
                                9956.38         9857.44
                                9885.78         9786.93
                                9851.76         9756.71
                                9864.36         9770.81
                                9847.92         9752.68
                                9840.66         9742.61
                                9917.45         9823.19
                                9863.15         9754.69
                                9917.52         9805.06
                                9901.29         9788.94
                                9909.19         9792.97
                                9935.45         9838.73
                                9943.99         9848.82
                                 9927.7         9832.67
                                9914.96         9816.52
                                9884.36         9786.25
                                9939.15         9842.76
                                9941.08         9848.82
                                9911.97         9816.52
                                9947.76         9850.83
                                9929.76         9838.73
                                 9948.9         9856.89
                                9971.11         9889.18
                                9983.85         9899.27
                                9976.23         9885.14
                                10017.9         9927.53
                                9990.61         9905.33
                                9978.29          9891.2
                                10014.9         9911.38
                                10021.3          9913.4
                                10034.5         9927.53
                                10032.2         9923.49
                                10029.8         9929.61
                                10059.8         9961.95
                                10080.1         9984.19
                                10107.6         10010.5
                                10091.4         9996.32
                                10172.8           10063
                                10178.4         10079.2
                                10163.3         10054.9
                                10163.2         10044.8
                                10119.2         9998.34
                                10171.4         10030.7
                                10133.2         9951.84
                                10111.4         9943.76
                                10075.7          9919.5
                                  10005         9838.64
                                9994.59         9822.47
                                9979.22         9798.21
                                 9996.3         9802.25
                                9957.09          9759.8
                                9942.21         9737.57
                                10020.7         9812.36
                                9895.03         9729.06
                                9917.02         9751.34
                                9946.27         9777.67
             10/6/08            9957.73         9785.77
                                10027.5         9858.67
                                9985.27         9818.17
                                9893.75         9729.06
                                9807.14         9656.15
                                9761.03          9579.2
                                9761.03         9577.17
                                9707.72         9536.67
                                9698.05         9548.82
                                9715.34         9550.84
                                9700.18         9530.59
                                9743.38         9573.12
                                9827.71         9646.03
                                9840.45         9672.36
                                9855.96         9698.68
                                 9769.5         9617.67
                                9729.36         9556.92
                                9687.23         9510.34
                                9683.81         9502.24
                                9675.84         9500.21
                                9661.47         9517.57
                                9699.61         9558.15
                                9795.33         9647.42
                                9843.37         9700.17
                                9833.83         9694.08
                                9810.84         9675.82
                                9838.95         9696.11
                                9838.95         9698.14
                                9873.11         9740.75
                                9812.48         9696.11
                                9822.44         9722.49
                                9824.08         9724.52
                                9827.57         9767.12
                                9835.32         9787.41
                                 9852.9         9830.02
                                9854.54         9795.53
                                9836.75         9754.95
                                9959.01          9870.6
                                9972.96         9903.06
                                9975.95         9930.38
                                10026.3         10019.8
                                  10040         10021.8
                                10045.2           10030
                                10092.2         10068.6
                                10068.1           10034
                                10065.6         10021.8
                                10107.7         10058.4
                                10129.6         10068.6
                                10152.4           10099
                                10161.3         10119.4
                                10178.5         10133.6
                                10236.8         10194.5
                                10299.8         10257.5
                                10341.8         10308.3
                                10333.3         10302.2
                                10328.1           10284
                                10320.3         10275.8
                                10321.2         10233.2
                                10339.8         10257.5
                                10357.6         10271.8
                                10376.2           10288
                                10348.1         10295.8
                                10293.8         10238.7
                                10299.5         10238.7
                                10332.1         10271.3
                                10359.5         10293.8
                                10371.9         10324.4
                                10386.1         10346.8
                                10414.2         10377.5
                                10404.5         10373.4
                                10418.7         10391.8
                                  10409         10385.6
                                10385.4         10369.3
                                  10369         10350.9
                                10309.6         10273.4
                                10304.2           10255
                                10298.2         10250.9
                                10303.5         10226.4
                                10344.3         10277.4
                                10312.3         10236.6
                                10262.4         10183.5
                                10256.8         10197.4
                                10299.5         10248.5
                                10262.4         10205.6
                                10239.5         10187.2
                                10245.7         10201.5
                                10226.3         10189.2
                                10231.6         10187.2
                                10301.5         10258.8
                                  10328         10289.4
                                10341.7         10303.8
                                10288.2         10238.3
                                10350.5         10307.8
                                10315.5         10275.1
                                  10271           10224
                                10288.9         10244.5
                                10283.3           10226
                                10272.6         10203.5
                                10227.1         10160.6
                                10221.1         10158.6
                                10218.1         10170.9
                                10253.8         10203.6
                                  10244         10183.2
                                10214.8         10144.2
                                10263.8         10197.5
                                10253.3         10185.2
                                10225.2         10152.4
                                10210.2         10125.8
                                10229.5         10146.3
                                  10240         10164.7
                                  10240         10170.9
                                  10226         10152.4
                                10211.1           10136
                                10347.4         10279.4
                                10335.7         10271.2
                                10326.4           10263
                                10324.2         10254.8
                                10336.8         10258.9
                                10314.1         10207.7
                                10335.5         10234.4
                                10335.9         10240.5
                                10347.9         10254.8
                                10360.2         10285.1
                                10372.5         10297.4
                                10356.6         10270.8
                                10317.7         10227.7
                                10318.8         10223.6
                                10335.4         10244.1
                                10362.7           10279
                                10347.7         10260.5
                                10390.3         10295.4
                                  10420         10324.1
                                10434.6         10338.5
                                10419.9         10328.2
                                10387.8         10297.4
                                10422.9         10336.4
                                10403.9         10315.9
                                10387.1         10299.5
                                10404.6           10318
                                  10395         10287.2
                                10428.2           10320
                                10407.1         10297.4
                                  10393           10281
                                10409.7         10299.6
                                10396.5         10295.5
                                10410.2         10303.7
                                10422.8         10318.1
                                10437.6         10330.4
                                10414.1         10309.8
                                10423.4         10322.2
                                10468.3         10369.5
                                10475.5         10377.7
                                10498.2         10404.4
                                10493.8         10404.4
                                10498.6         10400.3
                                10475.8         10371.5
                                10490.5         10377.7
                                10527.3         10408.5
                                10484.6         10365.3
                                10463.4         10328.3
                                10445.9           10316
                                10384.2         10260.5
                                10386.2         10266.7
                                10485.2         10376.3
             5/31/09            10485.2         10376.3

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays Capital U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays Capital U.S. Aggregate Bond Index covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The Index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and collateralized mortgage-backed securities sectors. It is not possible to invest directly in the Barclays Capital U.S. Aggregate Bond Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

Annual Report | May 31, 2009 | 24

Claymore Exchange-Traded Fund Trust | FUND SUMMARY & PERFORMANCE (unaudited) continued

ULQ | Claymore U.S. Capital Markets Micro-Term Fixed Income ETF

FUND STATISTICS
--------------------------------------------------------------------------------
Share Price                                                             $ 49.84
Net Asset Value                                                         $ 49.83
Premium/Discount to NAV                                                   0.02%
Net Assets ($000)                                                       $ 9,965
--------------------------------------------------------------------------------

TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                           SINCE
                                                                ONE    INCEPTION
(INCEPTION 2/12/08)                                            YEAR   ANNUALIZED
--------------------------------------------------------------------------------
CLAYMORE U.S. CAPITAL MICRO-TERM FIXED INCOME ETF
   NAV                                                        1.05%        1.29%
   Market                                                     0.99%        1.31%
--------------------------------------------------------------------------------
CPMKTL - The Capital Markets Liquidity Index                  1.63%        2.00%
--------------------------------------------------------------------------------
Barclays Capital 1-3 Month U.S. Treasury Bill Index           0.93%        1.13%
--------------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the ETF at the initial share price of $50.00 per share for share price returns or initial net asset value (NAV) of $50.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 3.80%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Annual Report, the Fund's annualized net operating expense ratio was determined to be 0.46%, while the Fund's annualized gross operating expense ratio was determined to be 2.12%. There is a contractual fee waiver currently in place for this Fund through December 31, 2011 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.27% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.27%. Without this expense cap, actual returns would be lower.

PORTFOLIO BREAKDOWN                                              % OF NET ASSETS
--------------------------------------------------------------------------------
U.S. Government and Agency Securities                                      59.5%
Commercial Paper                                                           32.9%
Corporate Bonds                                                             6.9%
Other Assets in excess of Liabilities                                       0.7%
--------------------------------------------------------------------------------
NET ASSETS                                                                100.0%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
MATURITY BREAKDOWN                                                   INVESTMENTS
--------------------------------------------------------------------------------
0-1 YEARS                                                                 100.0%
--------------------------------------------------------------------------------

Portfolio breakdown is shown as a percentage of net assets. Maturity breakdown is shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

PERFORMANCE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE CHART]

                            Claymore U.S. Capital     Barclays Capital
                             Markets Micro-Term       1-3 Month U.S.
                              Fixed Income ETF     Treasury Bill Index
--------------------------------------------------------------------------------
             2/12/08               10000                   10000
                                   10002                 10001.1
                                   10002                 10001.6
                                   10004                 10003.2
                                   10004                 10003.2
                                   10004                 10005.8
                                   10004                 10006.4
                                   10006                 10007.4
                                   10006                 10008.5
                                   10008                 10010.1
                                   10008                 10011.7
                                   10010                 10012.7
                                   10012                 10014.3
                                   10014                 10014.8
                                   10016                   10018
                                   10018                 10019.6
                                   10018                 10021.7
                                   10020                 10024.4
                                   10020                 10023.9
                                   10022                 10026.5
                                   10022                 10024.9
                                   10024                 10024.9
                                   10024                   10027
                                   10028                 10031.3
                                   10030                 10036.6
                                   10032                 10039.8
                                   10034                   10043
                                   10034                   10043
                                   10034                   10043
                                   10032                 10040.3
                                   10031                   10035
                                   10031                 10034.5
                                   10033                 10034.5
                                   10033                 10033.9
                                   10035                 10036.1
                                   10035                   10035
                                   10035                   10035
                                   10035                 10035.5
                                   10037                 10036.1
                                   10039                 10037.1
                                   10039                 10038.7
                                   10039                 10039.2
                                   10041                 10042.4
                                   10041                   10044
                                   10043                 10045.6
                                   10043                 10045.6
                                   10043                 10045.6
                                   10043                 10045.6
                                   10043                 10045.1
                                   10043                 10047.2
                                   10045                 10048.3
                                   10045                 10048.8
                                   10046                 10048.3
                                   10046                 10048.3
                                   10048                 10047.7
                                   10048                 10046.7
                                   10050                 10047.7
                                   10050                 10047.2
                                   10052                 10046.7
                                   10052                 10046.1
                                   10054                 10046.1
                                   10054                 10046.1
                                   10054                 10046.7
                                   10056                 10046.1
                                   10056                 10045.6
                                   10056                 10046.1
                                   10056                 10046.7
                                 10058.1                 10047.2
                                 10058.1                 10047.2
                                 10060.1                 10048.3
                                 10060.1                 10048.8
                                 10060.1                 10049.3
                                 10062.1                 10049.8
                                 10061.5                 10050.4
                                 10061.5                 10050.4
                                 10063.5                   10052
                                 10063.5                 10052.5
                                 10063.5                 10052.5
                                 10063.5                 10053.6
                                 10063.5                 10053.6
                                 10065.5                 10055.7
                                 10065.5                 10056.2
                                 10067.5                 10057.3
                                 10067.5                 10057.8
                                 10067.5                 10058.9
                                 10067.5                 10059.4
                                 10067.5                 10058.9
                                 10067.5                 10059.9
                                 10067.5                 10059.9
                                 10069.6                   10061
                                 10069.6                   10062
                                 10071.6                 10063.1
                                 10071.6                 10065.2
                                 10071.6                 10066.3
                                 10073.6                 10067.3
                                 10073.6                 10068.4
                                   10074                 10068.9
                                   10076                   10070
                                   10076                 10071.6
                                   10078                 10072.7
                                   10078                 10071.1
                                   10078                 10071.6
                                   10080                 10072.1
                                   10080                 10072.1
                                   10082                 10074.2
                                   10082                 10074.8
                                 10084.1                 10075.8
                                 10084.1                 10078.5
                                 10086.1                 10079.5
                                 10086.1                 10082.2
                                 10088.1                 10083.8
                                 10088.1                 10084.8
                                 10088.1                 10084.8
                                 10088.1                 10085.4
                                 10090.1                 10085.9
                                 10090.1                 10085.9
                                 10090.1                 10085.4
                                 10090.1                 10084.8
                                 10091.5                 10084.3
                                 10093.5                 10085.9
                                 10093.5                 10086.4
                                 10093.5                   10087
                                 10095.5                   10088
                                 10095.5                 10088.6
             9/30/08             10095.5                 10089.1
                                 10097.5                 10089.6
                                 10097.5                 10091.7
                                 10097.5                 10092.3
                                 10099.6                 10091.7
                                 10099.6                 10090.7
                                 10099.6                 10091.2
                                 10099.6                 10092.3
                                 10101.6                 10092.8
                                 10101.6                 10093.3
                                 10101.6                 10094.9
                                 10103.6                 10095.5
                                 10103.6                 10096.5
                                 10103.6                   10097
                                 10105.6                 10097.6
                                   10106                 10099.2
                                   10106                 10100.2
                                   10106                 10100.8
                                   10106                 10100.8
                                   10108                 10101.8
                                   10110                 10103.4
                                   10110                 10104.5
                                   10110                   10105
                                 10112.1                 10105.5
                                 10114.1                 10106.1
                                 10114.1                 10107.1
                                 10114.1                 10108.2
                                 10116.1                 10108.7
                                 10116.1                 10110.8
                                 10120.2                 10120.4
                                 10118.1                 10124.1
                                   10106                 10128.3
                                   10106                 10127.8
                                   10110                 10111.4
                                 10112.1                 10117.2
                                 10114.1                   10122
                                 10114.4                 10127.3
                                 10110.3                 10125.7
                                 10110.3                 10125.7
                                 10114.4                 10126.7
                                 10114.4                 10121.4
                                 10114.4                 10124.1
                                 10116.4                 10126.7
                                 10120.5                 10128.3
                                 10120.5                 10128.9
                                 10120.5                 10124.1
                                 10120.5                 10127.8
                                 10122.5                 10127.8
                                 10122.5                 10133.6
                                 10122.5                 10133.6
                                 10128.6                   10131
                                 10132.6                 10133.1
                                 10130.6                   10132
                                 10130.6                 10128.9
                                 10130.6                 10126.2
                                 10132.6                 10127.3
                                 10134.7                 10128.9
                                 10136.7                 10130.5
                                 10138.7                   10131
                                 10140.5                   10131
                                 10142.6                   10132
                                 10144.6                 10132.6
                                 10146.6                 10134.2
                                 10148.6                 10133.6
                                 10148.6                 10133.1
                                 10152.7                 10133.6
                                 10154.7                 10135.2
                                 10156.8                 10136.3
                                 10156.8                 10136.3
                                 10158.8                 10137.3
                                 10158.8                 10137.3
                                 10160.8                 10138.9
                                 10158.8                 10137.9
                                 10158.8                 10138.4
                                 10158.8                 10138.9
                                 10160.8                 10138.9
                                 10160.8                 10139.5
                                 10162.8                   10140
                                 10162.2                   10140
                                 10164.2                   10140
                                 10166.3                   10140
                                 10166.3                   10140
                                 10166.3                   10140
                                 10168.3                   10140
                                 10168.3                   10140
                                 10168.3                 10140.5
                                 10170.3                 10140.5
                                 10170.3                 10140.5
                                 10170.3                   10140
                                 10170.3                 10140.5
                                 10170.3                 10140.5
                                 10172.4                 10140.5
                                 10172.4                 10140.5
                                 10174.4                 10140.5
                                 10174.4                 10140.5
                                 10174.4                 10140.5
                                 10172.4                 10140.5
                                 10172.4                 10140.5
                                 10170.3                 10140.5
                                 10170.3                 10140.5
                                 10171.8                 10140.5
                                 10171.8                 10140.5
                                 10173.8                 10140.5
                                 10173.8                 10140.5
                                 10173.8                 10140.5
                                 10169.8                 10141.1
                                 10169.8                   10140
                                 10169.8                   10140
                                 10171.8                   10140
                                 10173.8                 10140.5
                                 10173.8                 10140.5
                                 10163.7                 10140.5
                                 10163.7                 10140.5
                                 10163.7                 10140.5
                                 10165.7                 10140.5
                                 10165.7                 10140.5
                                 10165.7                 10140.5
                                 10165.7                 10141.1
                                 10163.7                 10141.1
                                 10163.7                 10141.1
                                   10164                 10141.1
                                   10164                 10141.1
                                   10164                 10140.5
                                   10162                 10140.5
                                   10162                   10140
                                   10162                   10140
                                   10162                 10138.9
                                   10160                 10138.9
                                 10157.9                 10139.5
                                 10155.9                 10139.5
                                 10157.9                 10139.5
                                 10157.9                   10140
                                 10157.9                   10140
                                   10160                   10140
                                   10160                   10140
                                   10160                 10140.5
                                   10160                 10140.5
                                   10160                 10141.1
                                 10147.8                 10141.1
                                 10148.2                 10141.1
                                 10146.1                 10141.1
                                 10146.1                 10141.6
                                 10146.1                 10141.6
                                 10146.1                 10142.1
                                 10144.1                 10142.1
                                 10146.1                 10142.7
                                   10142                 10142.7
                                   10142                 10142.7
                                   10142                 10143.2
                                   10142                 10143.2
                                   10142                 10143.2
                                   10142                 10143.2
                                   10142                 10143.7
                                   10140                 10143.7
                                   10140                 10143.2
                                   10142                 10143.7
                                   10142                 10143.7
                                   10142                 10143.7
                                 10144.1                 10143.7
                                 10144.1                 10144.2
                                 10150.2                 10144.2
                                 10149.6                 10144.8
                                 10151.6                 10145.3
                                 10151.6                 10144.8
                                 10151.6                 10144.8
                                 10151.6                 10144.2
                                 10151.6                 10143.7
                                 10151.6                 10144.2
                                 10151.6                 10144.2
                                 10151.6                 10144.8
                                 10151.6                 10144.8
                                 10153.7                 10144.8
                                 10153.7                 10144.8
                                 10153.7                 10145.3
                                 10153.7                 10145.8
                                 10155.7                 10146.4
                                 10155.7                 10146.4
                                 10159.8                 10146.4
                                 10161.8                 10146.4
                                 10163.9                 10146.4
                                 10163.9                 10146.4
                                 10163.9                 10146.4
                                 10163.3                 10146.4
                                 10163.3                 10146.9
                                 10163.3                 10146.9
                                 10165.3                 10146.9
                                 10165.3                 10146.9
                                 10165.3                 10146.4
                                 10165.3                 10145.8
                                 10163.3                 10145.8
                                 10165.3                 10145.8
                                 10165.3                 10146.4
                                 10165.3                 10146.4
                                 10165.3                 10146.4
                                 10165.3                 10146.4
                                 10165.3                 10146.4
                                 10165.3                 10146.9
                                 10165.3                 10146.9
                                 10165.3                 10146.9
                                 10165.3                 10146.9
                                 10165.3                 10146.9
                                 10167.4                 10146.9
                                 10166.3                 10146.9
                                 10166.3                 10147.4
                                 10166.3                 10147.4
                                 10166.3                 10147.4
                                 10168.3                 10147.4
                                 10168.3                 10147.4
             5/31/09             10168.3                 10147.4

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclay Capital 1-3 Month U.S. Treasury Bill Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Barclay Capital U.S. 1-3 Month U.S. Treasury Bills Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. It is not possible to invest directly in the Barclay Capital 1-3 Month U.S. Treasury Bill Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

                                               Annual Report | May 31, 2009 | 25

Claymore Exchange-Traded Fund Trust | FUND SUMMARY & PERFORMANCE (unaudited) continued

IRO | Claymore/Zacks Dividend Rotation ETF

FUND STATISTICS
--------------------------------------------------------------------------------
Share Price                                                             $ 14.58
Net Asset Value                                                         $ 14.74
Premium/Discount to NAV                                                  -1.09%
Net Assets ($000)                                                       $ 2,211
--------------------------------------------------------------------------------

TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                           SINCE
                                                                ONE    INCEPTION
(INCEPTION 10/24/07)                                           YEAR   ANNUALIZED
--------------------------------------------------------------------------------
CLAYMORE/ZACKS DIVIDEND ROTATION ETF
   NAV                                                      -26.86%      -24.65%
   Market                                                   -27.55%      -25.14%
--------------------------------------------------------------------------------
Zacks Dividend Rotation Index                               -25.55%      -23.09%
--------------------------------------------------------------------------------
Dow Jones U.S. Select Dividend Index                        -34.53%      -28.94%
--------------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in the market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.32 per share for share price returns or initial net asset value (NAV) of $25.32 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 5.70%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Annual Report, the Fund's annualized net operating expense ratio was determined to be 0.99% while the Fund's annualized gross operating expense ratio was determined to be 5.76%. There is a contractual fee waiver currently in place for this Fund through December 31, 2011 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%.Without this expense cap, actual returns would be lower.

PORTFOLIO BREAKDOWN                                              % OF NET ASSETS
--------------------------------------------------------------------------------
Industrials                                                                19.8%
Utilities                                                                  18.0%
Financials                                                                 17.8%
Consumer Staples                                                            9.6%
Consumer Discretionary                                                      9.2%
Telecommunication Services                                                  8.8%
Energy                                                                      5.7%
Health Care                                                                 4.7%
Information Technology                                                      3.1%
Materials                                                                   2.6%
--------------------------------------------------------------------------------
Total Common Stock                                                         99.3%
Exchange Traded Funds                                                       0.1%
--------------------------------------------------------------------------------
Total Investments                                                          99.4%
Other Assets in Excess of Liabilities                                       0.6%
--------------------------------------------------------------------------------
NET ASSETS                                                                100.0%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
TOP TEN HOLDINGS                                                     INVESTMENTS
--------------------------------------------------------------------------------
RR Donnelley & Sons Co.                                                     3.4%
TELUS Corp. (Canada)                                                        2.4%
D&E Communications, Inc.                                                    2.2%
Reynolds American, Inc.                                                     2.2%
Simon Property Group, Inc. - REIT                                           2.0%
BCE, Inc. (Canada)                                                          1.8%
Merck & Co., Inc.                                                           1.8%
Albany International Corp. - Class A                                        1.7%
Hawaiian Electric Industries, Inc.                                          1.7%
NYSE Euronext                                                               1.7%
--------------------------------------------------------------------------------

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

PERFORMANCE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE CHART]

                         Claymore/Zacks              Dow Jones U.S. Select
                       Dividend Rotation ETF            Dividend Index
--------------------------------------------------------------------------------
            10/24/07      $   10000                        $     10000
                            9838.07                             9985.1
                            10059.2                            10150.1
                            10082.9                              10150
                            9980.25                            10101.1
                            10063.2                            10203.2
                            9652.45                            9893.64
                            9581.36                            9817.31
                            9447.08                            9784.68
                            9561.61                            9902.56
                            9261.45                            9568.56
                            9395.73                            9713.43
                            9403.63                            9701.12
                            9403.63                            9699.99
                            9719.59                            9948.62
                            9581.36                            9836.16
                            9415.48                            9691.52
                            9340.44                            9660.36
                            9099.53                             9503.3
                            9139.02                            9528.02
                            9000.79                            9410.82
                            9206.16                            9580.19
                             8953.4                            9328.85
                            9036.33                            9486.02
                            9387.84                            9798.56
                            9229.86                            9752.04
                            9348.34                            9889.57
                            9241.71                             9863.6
                            9131.12                            9803.98
                             9273.3                            9954.95
                            9502.37                            10098.1
                            9470.77                            10060.6
                            9605.06                            10181.2
                            9221.96                            9823.97
                            9218.01                            9785.35
                            9174.57                            9808.95
                            8941.55                            9612.94
                            8819.12                            9504.65
                               8906                            9606.16
                            8870.46                            9574.54
                            8917.85                            9595.43
                            9154.82                            9807.15
                             9273.3                            9838.31
                            9221.96                            9816.97
                            9000.79                            9643.42
                            8981.04                            9608.53
                             8945.5                            9577.03
                            8822.79                             9425.5
                            8668.42                            9320.94
                            8371.56                            9094.78
                            8399.27                            9212.43
                            8145.94                            8972.83
                            8177.61                               9081
                            8260.73                             9196.4
                            8193.44                            9125.38
                            8233.02                             9138.7
                            8054.91                            8934.22
                            8130.11                            9029.18
                            7845.12                            8691.34
                            7825.33                            8578.65
                            7955.95                            8649.56
                            8482.39                             9111.6
                            8486.35                            9124.14
                            8379.48                            9008.63
                            8648.63                            9283.91
                            8818.84                            9414.32
                             8775.3                            9362.83
                            9040.49                            9619.71
                            9230.49                            9779.26
                            9032.58                             9593.4
                            8783.21                            9274.08
                            8723.84                            9221.02
                            8791.13                            9324.22
                            8692.17                            9211.19
                            8640.72                            9141.98
                            8696.13                            9233.89
                            8810.92                            9283.34
                            8660.51                             9132.6
                             8632.8                            9159.82
                            8605.09                            9095.91
                            8723.84                            9198.88
                            8577.39                            9028.72
                            8652.59                            9122.44
                             8850.5                            9242.81
                            8909.87                            9283.12
                            8890.08                            9260.65
                            8735.71                            9061.02
                            8450.72                            8766.88
                            8407.18                            8741.81
                            8331.98                            8722.96
                            8308.23                            8703.76
                            8054.91                            8482.91
                            8090.53                            8497.24
                            7987.62                            8411.77
                            8371.56                            8839.82
                            8288.44                            8717.88
                            8399.27                            8794.21
                            8221.15                            8575.15
                             8149.9                            8486.29
                            8486.35                             8820.4
                            8324.06                             8704.1
                            8581.34                            9007.27
                             8755.5                            9105.62
                            8723.84                            9123.68
                            8597.18                            8946.98
                            8482.39                            8818.71
                            8375.52                            8685.81
                            8463.39                            8751.98
                            8766.51                            9114.43
                             8770.5                            9121.65
                            8778.47                            9115.89
                            8714.66                            9015.06
                            8738.59                            9073.21
                            8674.78                            8984.69
                            8543.16                            8841.29
                            8579.05                            8862.29
                             8427.5                            8755.48
                            8347.73                            8582.72
                            8435.47                            8686.83
                            8670.79                            8926.09
                            8670.79                             8976.9
                            8830.32                             9072.2
                            8694.72                            8902.26
                               8599                            8823.68
                             8563.1                            8770.27
                            8674.78                            8976.67
                            8762.52                            9064.07
                            8758.53                            9084.05
                            8722.64                            9030.08
                            8682.75                            8959.17
                            8898.13                            9232.87
                            8910.09                            9206.79
                            8806.39                            9153.27
                            8858.24                            9194.48
                            8670.79                            9000.95
                            8646.86                             8960.3
                            8618.94                            8919.99
                             8770.5                            9073.78
                            8786.45                            9034.14
                             8838.3                            9099.97
                            8930.03                            9152.36
                            8858.24                            9076.49
                            8854.25                            9072.99
                            8778.47                            8982.09
                            8618.94                            8855.52
                            8690.73                            8940.65
                            8559.11                            8785.62
                            8622.93                            8853.94
                            8634.89                            8790.59
                            8726.63                            8895.15
                            8686.74                            8841.97
                            8575.07                            8743.51
                            8571.08                            8689.65
                            8567.09                             8693.6
                            8710.67                            8787.09
                            8375.65                            8465.18
                            8311.83                            8381.28
             8/15/08        8327.79                            8418.09
                            8104.43                            8194.64
                            8132.35                            8209.43
                            8200.16                            8240.59
                            8279.92                            8277.29
                             8116.4                            8139.99
                            7972.82                            7994.56
                            8016.69                            8014.99
                             7877.1                             7931.1
                            7713.57                            7831.74
                            7637.79                            7850.14
                            7693.63                             7890.9
                            7486.23                            7689.24
                            7374.56                            7609.07
                            7284.42                             7527.1
                            7300.49                            7600.94
                            7135.76                            7456.19
                            7039.33                            7373.31
                            6902.72                            7207.78
                            7224.15                             7518.4
                            6979.06                            7324.53
                            7047.36                            7335.71
                            7015.22                            7270.11
                            6798.26                            6979.92
                            6689.77                             6866.9
                            7071.47                            7293.03
                            7396.92                            7641.93
                            7364.78                             7661.8
                            7376.83                            7659.32
                            7637.99                            7957.97
                            7754.51                            8024.59
                            7433.08                            7718.37
                            7396.92                            7667.79
                             7236.2                            7521.45
                            7557.63                            7860.19
                            7678.17                            7953.46
                            7545.58                            7862.56
                            7597.81                            7906.71
                            7537.55                            7882.89
                            7810.76                            8150.04
                            7846.92                            8168.33
                            7650.05                            7941.49
                            7927.28                            8208.53
                            8100.05                             8404.2
                            7975.49                            8194.98
                            7899.15                            8039.05
                            7995.58                            8143.15
                            8063.89                            8231.34
                            7903.17                            8087.94
                            7770.58                            7942.28
                            7794.69                            7949.05
                            7746.48                            7918.23
                            7919.24                             8077.1
                            7718.35                            7892.71
                            7738.44                            7936.18
                            7834.87                            8027.08
                             8043.8                            8232.13
                            7979.51                             8196.9
                            8067.91                             8313.2
                            8160.32                            8406.35
                            7915.23                            8164.94
                            7987.55                            8322.34
                            8240.67                            8682.42
                            7963.44                            8393.37
                            8051.83                            8391.56
                            8124.16                            8516.67
                            8212.55                            8643.69
                            7838.89                            8305.97
                            8071.92                             8585.2
                            7674.15                            8219.14
                            8232.64                            9019.47
                            8570.14                            9540.56
                            8019.69                            8811.71
                            7947.37                            8673.73
                            7834.87                            8633.42
                            7919.24                            8733.68
                            7915.23                            8806.96
                            7292.45                            7926.13
                            7695.85                            8375.41
                             7663.5                            8660.29
                            7194.39                            8406.69
                            6988.14                            8254.03
                            6632.26                            7901.52
                            6199.55                            7433.61
                            6017.56                            7236.57
                            5427.13                            6459.28
                            5467.57                            6743.03
                            6126.75                            7281.18
                            6179.33                            7475.27
                            5677.86                               6950
                            5908.37                            7223.59
                            5827.49                            7092.84
                            6062.05                            7348.13
                             5892.2                            7159.12
                            5499.92                            6777.02
                            5463.53                            6733.66
                            5285.59                            6549.28
                            5087.43                            6397.75
                            5568.67                            7059.98
                            5596.98                            6991.33
                            5819.41                            7170.18
                            5981.17                            7346.33
                            6013.52                            7406.17
                            6207.64                            7598.01
                            5871.98                            7157.31
                            5560.59                            6852.33
                            5698.08                            6992.12
                            5556.54                            6834.38
                            5419.04                            6748.68
                            5087.43                            6390.63
                            5499.92                            6900.43
                             5176.4                            6571.29
                            5042.95                            6449.57
                            5034.86                            6447.88
                            4614.27                            6001.65
                            4238.18                            5593.24
                             4460.6                            5875.19
                            4840.74                            6324.35
                            4962.06                            6440.54
                             5241.1                            6604.38
                            5309.85                            6721.69
                             4763.9                            5933.22
                            4966.11                            6234.59
                            5087.43                            6429.02
                            4925.67                            6270.72
                            5164.27                            6542.84
                            5459.48                            6721.69
                            5261.32                            6469.33
                            5386.69                            6537.87
                            5079.34                            6255.82
                            5220.88                            6398.09
                            5091.47                            6247.46
                             5451.4                             6629.1
                            5524.19                            6542.16
                            5386.69                            6451.04
                            5524.19                             6462.9
                            5390.73                            6355.86
                            5301.77                            6245.65
                             5038.9                            6314.53
                            5099.56                            6357.32
                             5002.5                            6291.27
                            5168.31                            6474.87
                            5620.03                            6610.81
                            5773.77                            6744.39
                            5807.94                            6641.98
                            5940.32                            6669.53
                            5718.26                            6450.48
                            5790.85                            6486.27
                            5577.33                            6326.16
                            5372.34                            6192.47
                            5393.69                            6209.63
                            5192.98                             5999.5
                            5227.14                            5951.85
                            5274.12                             5965.4
                            4932.48                            5570.66
                            5192.98                            5792.87
                             5000.8                            5656.14
                            5039.24                            5686.62
                            5090.49                            5682.44
                            5137.46                            5767.47
                            5308.28                            5998.49
                            5086.22                            5747.82
                            4902.58                            5553.16
                            4898.31                            5545.26
                            4915.39                            5552.48
                            4847.06                            5488.69
                            4919.66                            5544.35
                            5124.65                            5728.85
                            5111.84                            5699.72
                            4851.34                            5412.13
                            4876.96                             5476.6
                            4859.88                            5445.44
                            4808.63                            5347.77
                            4560.94                            5090.33
                            4501.15                            5029.47
                            4402.93                            4942.19
                            4313.25                             4855.7
                            4138.15                            4691.07
                            4338.87                            4894.31
                            4274.81                            4849.94
                            4277.38                            4804.66
                            4196.24                            4715.12
                            3893.03                            4494.04
                            3799.08                            4379.66
                            3884.49                            4453.73
                            3602.64                            4203.06
                            3594.09                            4235.81
                            3538.58                            4186.58
                            3875.95                            4452.83
                            3910.11                            4449.55
                            4247.49                            4644.78
                            4281.65                            4686.22
                            4268.84                            4709.36
                            4439.66                            4861.23
                            4653.19                            5025.52
                             4593.4                            4990.52
                             4448.2                            4901.99
                            4888.07                            5236.89
                            4717.25                            5107.49
                            4755.68                            5170.27
                            4982.02                            5304.53
                            4819.74                            5189.69
                            4572.05                            5003.27
                             4675.4                            5084.57
                            4778.85                            5180.43
                            5037.49                               5348
                            5166.82                            5398.69
                            5050.43                            5327.56
                            4908.17                            5218.15
                            5011.63                            5269.97
                            5326.31                            5485.75
                            5365.11                            5496.93
                             5201.3                             5320.9
                            5317.69                            5433.58
                            5468.57                            5530.24
                            5567.71                            5583.87
                            5244.41                            5328.46
                            5455.63                            5452.78
                            5511.67                            5429.29
                            5554.78                            5443.18
                            5731.52                            5569.31
                            5606.51                            5522.79
                            5597.89                            5511.16
                            5813.42                            5658.28
                            5839.29                            5643.83
                            5878.08                            5672.96
                            6145.35                            5874.85
                            6110.86                             5825.5
                            6197.07                            5891.78
                            6106.55                            5825.84
                             6326.4                            5998.04
                             6205.7                            5852.49
                            6179.83                            5832.05
                            5951.36                            5639.09
                            6050.51                            5693.62
                            5951.36                             5608.6
                            6149.66                            5778.19
                            6162.59                            5767.02
                            6158.28                            5707.74
                            6050.51                            5599.79
                            6059.13                            5604.53
                             6287.6                            5780.45
                            6158.28                            5639.99
                            6257.42                            5711.91
             5/31/09        6353.98                            5789.03

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Dow Jones U.S. Select Dividend Index (Dow Jones U.S. SDI). Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Dow Jones U.S. SDI is defined as all dividend-paying companies in the Dow Jones U.S. Total Market Index (Dow Jones U.S. TMI) that have a nonnegative historical five-year dividend-per-share growth rate, a five-year average dividend to earnings-per-share ratio of less than or equal to 60%,and a three-month average daily trading volume of 200,000 shares. It is not possible to invest directly in the Dow Jones U.S. SDI. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund share, when redeemed, may be worth more or less than their original investment.

26 | Annual Report | May 31, 2009

                      This Page Intentionally Left Blank.

                                               Annual Report | May 31, 2009 | 27

Claymore Exchange-Traded Fund Trust | FUND SUMMARY & PERFORMANCE (unaudited) continued

HISTORICAL PREMIUM/DISCOUNT DATA

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's net asset value ("NAV"). NAV is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five years (or since the Fund's inception date if the Fund has been in existence for less than five years). The inception date for each Fund is disclosed at the end of the Historical Premium/Discount Data section.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

MZN | Claymore/Morningstar Information Super Sector Index ETF(2)

                                                          NUMBER      PERCENTAGE
PREMIUM/DISCOUNT RANGE                                   OF DAYS   OF TOTAL DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                             21           4.71%
Between 1.5% and 2.0%                                          7           1.57%
Between 1.0% and 1.5%                                         10           2.24%
Between 0.5% and 1.0%                                         13           2.91%
Between -0.5% and 0.5%                                       314          70.40%
Between -0.5% and -1.0%                                       23           5.16%
Between -1.0% and -1.5%                                       23           5.16%
Between -1.5% and -2.0%                                       21           4.71%
Less than -2.0%                                               14           3.14%
--------------------------------------------------------------------------------

MZG | Claymore/Morningstar Manufacturing Super Sector Index ETF(2)

                                                          NUMBER      PERCENTAGE
PREMIUM/DISCOUNT RANGE                                   OF DAYS   OF TOTAL DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                             21           4.71%
Between 1.5% and 2.0%                                          3           0.67%
Between 1.0% and 1.5%                                          6           1.35%
Between 0.5% and 1.0%                                         24           5.38%
Between -0.5% and 0.5%                                       330          74.00%
Between -0.5% and -1.0%                                       32           7.17%
Between -1.0% and -1.5%                                       12           2.69%
Between -1.5% and -2.0%                                        1           0.22%
Less than -2.0%                                               17           3.81%
--------------------------------------------------------------------------------

MZO | Claymore/Morningstar Services Super Sector Index ETF(2)

                                                          NUMBER      PERCENTAGE
PREMIUM/DISCOUNT RANGE                                   OF DAYS   OF TOTAL DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                             16           3.58%
Between 1.5% and 2.0%                                          6           1.35%
Between 1.0% and 1.5%                                          4           0.90%
Between 0.5% and 1.0%                                         13           2.91%
Between -0.5% and 0.5%                                       344          77.13%
Between -0.5% and -1.0%                                       40           8.97%
Between -1.0% and -1.5%                                        6           1.35%
Between -1.5% and -2.0%                                        4           0.90%
Less than -2.0%                                               13           2.91%
--------------------------------------------------------------------------------

LVL | Claymore/S&P Global Dividend Opportunities Index ETF(1)

                                                          NUMBER      PERCENTAGE
PREMIUM/DISCOUNT RANGE                                   OF DAYS   OF TOTAL DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                             22           4.52%
Between 1.5% and 2.0%                                          9           1.85%
Between 1.0% and 1.5%                                         10           2.05%
Between 0.5% and 1.0%                                         33           6.78%
Between -0.5% and 0.5%                                       326          66.94%
Between -0.5% and -1.0%                                       25           5.13%
Between -1.0% and -1.5%                                       29           5.95%
Between -1.5% and -2.0%                                       15           3.08%
Less than -2.0%                                               18           3.70%
--------------------------------------------------------------------------------

(1)   Commenced operations June 25, 2007.

(2)   Commenced operations August 22, 2007.

28 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | FUND SUMMARY & PERFORMANCE (unaudited) continued

UEM | Claymore U.S.-1 - The Capital Markets Index ETF(4)

                                                          NUMBER      PERCENTAGE
PREMIUM/DISCOUNT RANGE                                   OF DAYS   OF TOTAL DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                              2           0.61%
Between 1.5% and 2.0%                                          2           0.61%
Between 1.0% and 1.5%                                          7           2.14%
Between 0.5% and 1.0%                                         21           6.43%
Between -0.5% and 0.5%                                       186          56.88%
Between -0.5% and -1.0%                                       14           4.28%
Between -1.0% and -1.5%                                        2           0.61%
Between -1.5% and -2.0%                                        2           0.61%
Less than -2.0%                                               91          27.83%
--------------------------------------------------------------------------------

UBD | Claymore U.S. Capital Markets Bond ETF(4)

                                                          NUMBER      PERCENTAGE
PREMIUM/DISCOUNT RANGE                                   OF DAYS   OF TOTAL DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                              1           0.31%
Between 1.5% and 2.0%                                          0           0.00%
Between 1.0% and 1.5%                                          9           2.75%
Between 0.5% and 1.0%                                          6           1.83%
Between -0.5% and 0.5%                                       216          66.05%
Between -0.5% and -1.0%                                        7           2.14%
Between -1.0% and -1.5%                                        3           0.92%
Between -1.5% and -2.0%                                        1           0.31%
Less than -2.0%                                               84          25.69%
--------------------------------------------------------------------------------

ULQ | Claymore U.S. Capital Markets Micro-Term Fixed Income ETF(4)

                                                          NUMBER      PERCENTAGE
PREMIUM/DISCOUNT RANGE                                   OF DAYS   OF TOTAL DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                              4           1.22%
Between 1.5% and 2.0%                                          0           0.00%
Between 1.0% and 1.5%                                          1           0.31%
Between 0.5% and 1.0%                                         18           5.50%
Between -0.5% and 0.5%                                       298          91.14%
Between -0.5% and -1.0%                                        2           0.61%
Between -1.0% and -1.5%                                        0           0.00%
Between -1.5% and -2.0%                                        0           0.00%
Less than -2.0%                                                4           1.22%
--------------------------------------------------------------------------------

IRO | Claymore/Zacks Dividend Rotation ETF(3)
                                                          NUMBER      PERCENTAGE
PREMIUM/DISCOUNT RANGE                                   OF DAYS   OF TOTAL DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                              5           1.24%
Between 1.5% and 2.0%                                          0           0.00%
Between 1.0% and 1.5%                                          3           0.75%
Between 0.5% and 1.0%                                          4           1.00%
Between -0.5% and 0.5%                                       316          78.59%
Between -0.5% and -1.0%                                       48          11.94%
Between -1.0% and -1.5%                                       11           2.74%
Between -1.5% and -2.0%                                        4           1.00%
Less than -2.0%                                               11           2.74%
--------------------------------------------------------------------------------

(3)   Commenced operations October 24, 2007.

(4)   Commenced operations February 12, 2008.

                                               Annual Report | May 31, 2009 | 29

Claymore Exchange-Traded Fund Trust |

Overview of FUND EXPENSES | AS OF MAY 31,2009 (unaudited)

As a shareholder of Claymore/Morningstar Information Super Sector Index ETF; Claymore/Morningstar Manufacturing Super Sector Index ETF; Claymore/Morningstar Services Super Sector Index ETF; Claymore/S&P Global Dividend Opportunities Index ETF; Claymore U.S.-1-The Capital Markets Index ETF; Claymore U.S. Capital Markets Bond ETF; Claymore U.S. Capital Markets Micro-Term Fixed Income ETF; and Claymore/Zacks Dividend Rotation ETF, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended May 31, 2009.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period "to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                           ANNUALIZED         EXPENSES
                                                                BEGINNING       ENDING  EXPENSE RATIO             PAID
                                                                  ACCOUNT      ACCOUNT        FOR THE           DURING
                                                                    VALUE        VALUE   PERIOD ENDED        PERIOD(1)
----------------------------------------------------------------------------------------------------------------------
                                                                  12/1/08      5/31/09        5/31/09  12/1/08-5/31/09
----------------------------------------------------------------------------------------------------------------------
CLAYMORE/MORNINGSTAR INFORMATION SUPER SECTOR INDEX ETF(2)
   Actual                                                     $  1,000.00  $  1,152.02           0.45% $          2.41
   Hypothetical (5% annual return before expenses)               1,000.00     1,022.69           0.45%            2.27

CLAYMORE/MORNINGSTAR MANUFACTURING SUPER SECTOR INDEX ETF(2)
   Actual                                                        1,000.00     1,020.72           0.45%            2.27
   Hypothetical (5% annual return before expenses)               1,000.00     1,022.69           0.45%            2.27

CLAYMORE/MORNINGSTAR SERVICES SUPER SECTOR INDEX ETF(2)
   Actual                                                        1,000.00     1,043.30           0.45%            2.29
   Hypothetical (5% annual return before expenses)               1,000.00     1,022.69           0.45%            2.27

CLAYMORE/S&P GLOBAL DIVIDEND OPPORTUNITIES INDEX ETF(2)
   Actual                                                        1,000.00     1,306.25           0.65%            3.74
   Hypothetical (5% annual return before expenses)               1,000.00     1,021.69           0.65%            3.28

CLAYMORE U.S.-1-THE CAPITAL MARKETS INDEX ETF(2)
   Actual                                                        1,000.00     1,038.01           0.52%            2.64
   Hypothetical (5% annual return before expenses)               1,000.00     1,022.34           0.52%            2.62

CLAYMORE U.S. CAPITAL MARKETS BOND ETF(2)
   Actual                                                        1,000.00     1,044.94           0.42%            2.14
   Hypothetical (5% annual return before expenses)               1,000.00     1,022.84           0.42%            2.12

CLAYMORE U.S. CAPITAL MARKETS MICRO-TERM FIXED INCOME ETF(2)
   Actual                                                        1,000.00     1,000.19           0.39%            1.94
   Hypothetical (5% annual return before expenses)               1,000.00     1,022.99           0.39%            1.97

CLAYMORE/ZACKS DIVIDEND ROTATION ETF(2)
   Actual                                                        1,000.00     1,193.43           0.65%            3.55
   Hypothetical (5% annual return before expenses)               1,000.00     1,021.69           0.65%            3.28

(1) Actual and hypothetical expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of net assets for the six months ended May 31, 2009. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value over the period; then multiplying the result by 182/365.

(2) The expense ratios reflect an expense waiver. Please see the Notes to Financial Statements for more information.

Assumes all dividends and distributions were reinvested.

30 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust

Portfolio of INVESTMENTS | MAY 31, 2009

MZN | Claymore/Morningstar Information Super Sector Index ETF

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
             COMMON STOCKS - 98.7%
             CONSUMER DISCRETIONARY - 10.9%
        61   American Greetings Corp. - Class A                    $        418
       302   Cablevision Systems Corp. - Class A                          5,747
       755   CBS Corp. - Class B                                          5,572
        91   CKX, Inc. (a)                                                  634
     2,646   Comcast Corp. - Class A                                     36,435
     1,048   Comcast Corp. - Special Class A                             13,624
       706   DIRECTV Group, Inc. (a)                                     15,885
       155   Discovery Communications, Inc. - Class A (a)                 3,480
       162   Discovery Communications, Inc. - Class C (a)                 3,376
       244   DISH Network Corp. - Class A (a)                             4,002
        75   DreamWorks Animation SKG, Inc. - Class A (a)                 2,089
       331   Gannett Co., Inc.                                            1,579
       139   Garmin Ltd. (Cayman Islands)                                 2,902
        60   Harte-Hanks, Inc.                                              506
        39   Hearst-Argyle Television, Inc.                                 175
        63   John Wiley & Sons, Inc. - Class A                            1,991
       186   Liberty Global, Inc. - Series A (a)                          2,570
       163   Liberty Global, Inc. - Series C (a)                          2,230
       414   McGraw-Hill Cos., Inc.                                      12,457
        46   Meredith Corp.                                               1,240
        22   Morningstar, Inc. (a) (b)                                      911
       146   New York Times Co. - Class A                                   964
     2,345   News Corp. - Class A                                        22,934
       562   News Corp. - Class B                                         6,311
        42   Scholastic Corp.                                               823
       113   Scripps Networks Interactive, Inc. - Class A                 3,135
       444   Time Warner Cable, Inc.                                     13,671
     1,533   Time Warner, Inc.                                           35,903
        15   Viacom, Inc. - Class A (a)                                     353
       705   Viacom, Inc. - Class B (a)                                  15,630
       376   Virgin Media, Inc.                                           3,271
     2,230   Walt Disney Co.                                             54,011
        87   Warner Music Group Corp. (a)                                   592
         8   Washington Post Co. - Class B                                2,880
--------------------------------------------------------------------------------
                                                                        278,301
--------------------------------------------------------------------------------

             ENERGY - 0.0%
        71   BPZ Resources, Inc. (a)                                        508
--------------------------------------------------------------------------------

             FINANCIALS - 0.1%
       104   MSCI, Inc. - Class A (a)                                     2,212
--------------------------------------------------------------------------------

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
             HEALTH CARE - 0.3%
--------------------------------------------------------------------------------
        66   Allscripts-Misys Healthcare Solutions, Inc.           $        852
        82   Cerner Corp. (a)                                             4,780
        70   Eclipsys Corp. (a)                                           1,032
--------------------------------------------------------------------------------
                                                                          6,664
--------------------------------------------------------------------------------

             INDUSTRIALS - 1.4%
        67   Belden, Inc.                                                 1,227
        37   ESCO Technologies, Inc. (a)                                  1,503
        42   Esterline Technologies Corp. (a)                             1,148
        59   First Solar, Inc. (a)                                       11,210
       154   L-3 Communications Holdings, Inc.                           11,321
        69   MasTec, Inc. (a)                                               894
        22   Raven Industries, Inc.                                         604
        25   Stanley, Inc. (a)                                              652
        63   Sunpower Corp. - Class A (a)                                 1,836
        61   Sunpower Corp. - Class B (a)                                 1,569
        40   SYKES Enterprises, Inc. (a)                                    652
        69   Thomas & Betts Corp. (a)                                     2,117
--------------------------------------------------------------------------------
                                                                         34,733
--------------------------------------------------------------------------------

             INFORMATION TECHNOLOGY - 70.4%
       517   3Com Corp. (a)                                               2,233
       798   Accenture Ltd. - Class A (Bermuda)                          23,884
        45   ACI Worldwide, Inc. (a)                                        671
       764   Activision Blizzard, Inc. (a)                                9,229
       168   ADC Telecommunications, Inc. (a)                             1,183
       674   Adobe Systems, Inc. (a)                                     18,993
        81   Adtran, Inc.                                                 1,683
       713   Advanced Micro Devices, Inc. (a)                             3,237
        22   Advent Software, Inc. (a)                                      675
       118   Affiliated Computer Services, Inc. - Class A (a)             5,303
       452   Agilent Technologies, Inc. (a)                               8,240
       217   Akamai Technologies, Inc. (a)                                4,830
       387   Altera Corp.                                                 6,587
       252   Amdocs Ltd. (Guernsey) (a)                                   5,453
       124   Amkor Technology, Inc. (a)                                     563
       226   Amphenol Corp. - Class A                                     7,546
       375   Analog Devices, Inc.                                         9,154
       114   ANSYS, Inc. (a)                                              3,404
     1,143   Apple, Inc. (a)                                            155,231
     1,735   Applied Materials, Inc.                                     19,536
       108   Ariba, Inc. (a)                                              1,023
       160   Arris Group, Inc. (a)                                        1,939
        87   Atheros Communications, Inc. (a)                             1,458

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 31

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (CONTINUED)
       577   Atmel Corp. (a)                                       $      2,221
       285   Autodesk, Inc. (a)                                           6,116
        49   Avid Technology, Inc. (a)                                      698
        61   Avocent Corp. (a)                                              854
        62   AVX Corp.                                                      575
        87   Benchmark Electronics, Inc. (a)                              1,061
        25   Black Box Corp.                                                823
        42   Blue Coat Systems, Inc. (a)                                    595
       237   BMC Software, Inc. (a)                                       8,082
        60   Brightpoint, Inc. (a)                                          355
       548   Broadcom Corp. - Class A (a)                                13,963
       513   Brocade Communications Systems, Inc. (a)                     3,765
        85   Brooks Automation, Inc. (a)                                    332
       532   CA, Inc.                                                     9,283
        29   Cabot Microelectronics Corp. (a)                               811
       333   Cadence Design Systems, Inc. (a)                             1,881
        46   Cavium Networks, Inc. (a)                                      664
       222   Check Point Software Technologies (Israel) (a)               5,184
       110   Ciena Corp. (a)                                              1,210
     7,568   Cisco Systems, Inc. (a)                                    140,008
       233   Citrix Systems, Inc. (a)                                     7,319
        48   Cogent, Inc. (a)                                               482
        49   Cognex Corp.                                                   641
       372   Cognizant Technology Solutions Corp. - Class A (a)           9,371
        32   Coherent, Inc. (a)                                             625
       101   CommScope, Inc. (a)                                          2,650
       195   Computer Sciences Corp. (a)                                  8,280
       317   Compuware Corp. (a)                                          2,419
        36   Comtech Telecommunications Corp. (a)                         1,049
        67   Concur Technologies, Inc. (a)                                1,977
       103   Cree, Inc. (a)                                               3,134
        50   CSG Systems International, Inc. (a)                            689
        38   Cymer, Inc. (a)                                              1,055
       191   Cypress Semiconductor Corp. (a)                              1,643
        45   Data Domain, Inc. (a)                                        1,146
        53   DealerTrack Holdings, Inc. (a)                                 761
     2,231   Dell, Inc. (a)                                              25,835
        84   Diebold, Inc.                                                2,076
       147   Earthlink, Inc. (a)                                          1,152
       407   Electronic Arts, Inc. (a)                                    9,357
        69   Electronics for Imaging, Inc. (a)                              702
     2,623   EMC Corp./Massachusetts (a)                                 30,820

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
       104   Emulex Corp. (a)                                      $      1,143
       103   F5 Networks, Inc. (a)                                        3,271
       149   Fairchild Semiconductor International, Inc. (a)              1,052
        54   FEI Co. (a)                                                  1,175
        59   Formfactor, Inc. (a)                                         1,071
       114   Harmonic, Inc. (a)                                             659
       174   Harris Corp.                                                 5,408
        0*   Harris Stratex Networks, Inc. - Class A (a)                      1
     3,094   Hewlett-Packard Co.                                        106,279
        16   Hittite Microwave Corp. (a)                                    574
        42   Imation Corp.                                                  406
       117   Infinera Corp. (a)                                           1,002
       114   Informatica Corp. (a)                                        1,862
       236   Integrated Device Technology, Inc. (a)                       1,329
     7,150   Intel Corp.                                                112,398
        56   InterDigital, Inc. (a)                                       1,435
     1,742   International Business Machines Corp.                      185,140
       101   International Rectifier Corp. (a)                            1,461
       161   Intersil Corp. - Class A                                     1,972
       380   Intuit, Inc. (a)                                            10,344
        24   IPG Photonics Corp. (a)                                        247
        39   Itron, Inc. (a)                                              2,275
        59   j2 Global Communications, Inc. (a)                           1,316
       246   Jabil Circuit, Inc.                                          1,926
        36   JDA Software Group, Inc. (a)                                   536
       292   JDS Uniphase Corp. (a)                                       1,574
       683   Juniper Networks, Inc. (a)                                  16,891
       218   KLA-Tencor Corp.                                             5,886
        93   L-1 Identity Solutions, Inc. (a)                               806
       161   Lam Research Corp. (a)                                       4,217
       172   Lawson Software, Inc. (a)                                      905
       101   Lexmark International, Inc. - Class A (a)                    1,650
       266   Linear Technology Corp.                                      6,227
       729   LSI Corp. (a)                                                3,259
       106   Macrovision Solutions Corp. (a)                              2,392
        30   Mantech International Corp. - Class A (a)                    1,151
       622   Marvell Technology Group Ltd. (Bermuda) (a)                  7,109
       406   Maxim Integrated Products, Inc.                              6,589
       195   McAfee, Inc. (a)                                             7,650
       290   MEMC Electronic Materials, Inc. (a)                          5,594
       114   Mentor Graphics Corp. (a)                                      641
        68   Micrel, Inc.                                                   500

See notes to financial statements.

32 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------

             INFORMATION TECHNOLOGY (CONTINUED)
       235   Microchip Technology, Inc.                            $      5,069
       982   Micron Technology, Inc. (a)                                  4,969
       104   Micros Systems, Inc. (a)                                     2,717
       110   Microsemi Corp. (a)                                          1,481
    10,170   Microsoft Corp.                                            212,451
        61   MKS Instruments, Inc. (a)                                      824
        83   Molex, Inc.                                                  1,268
        94   Molex, Inc. - Class A                                        1,297
        38   Monolithic Power Systems, Inc. (a)                             787
     2,729   Motorola, Inc.                                              16,538
        82   National Instruments Corp.                                   1,739
       266   National Semiconductor Corp.                                 3,692
       220   NCR Corp. (a)                                                2,363
       422   NetApp, Inc. (a)                                             8,229
        22   Netlogic Microsystems, Inc. (a)                                720
        24   NetSuite, Inc. (a)                                             277
       101   NeuStar, Inc. - Class A (a)                                  2,025
       444   Novell, Inc. (a)                                             1,847
       128   Novellus Systems, Inc. (a)                                   2,295
       243   Nuance Communications, Inc. (a)                              3,013
       690   Nvidia Corp. (a)                                             7,197
       523   ON Semiconductor Corp. (a)                                   3,583
     4,979   Oracle Corp.                                                97,539
       130   Palm, Inc. (a)                                               1,586
       149   Parametric Technology Corp. (a)                              1,725
       111   Perot Systems Corp. - Class A (a)                            1,516
        71   Plantronics, Inc.                                            1,267
        55   Plexus Corp. (a)                                             1,004
       279   PMC - Sierra, Inc. (a)                                       2,118
       110   Polycom, Inc. (a)                                            1,904
        38   Power Integrations, Inc.                                       838
        49   Progress Software Corp. (a)                                  1,099
       164   QLogic Corp. (a)                                             2,239
     2,109   Qualcomm, Inc.                                              91,931
        26   Quality Systems, Inc.                                        1,298
        78   Quest Software, Inc. (a)                                     1,008
       151   Rambus, Inc. (a)                                             1,955
       245   Red Hat, Inc. (a)                                            4,888
       319   RF Micro Devices, Inc. (a)                                     909
        62   Riverbed Technology, Inc. (a)                                1,246
       130   Salesforce.com, Inc. (a)                                     4,934
       261   SanDisk Corp. (a)                                            4,087

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
        89   Sapient Corp. (a)                                     $        473
        50   SAVVIS, Inc. (a)                                               589
       563   Seagate Technology (Cayman Islands)                          4,904
        77   Semtech Corp. (a)                                            1,239
        59   Silicon Laboratories, Inc. (a)                               1,984
       212   Skyworks Solutions, Inc. (a)                                 2,020
        89   Solera Holdings, Inc. (a)                                    2,038
       262   Sonus Networks, Inc. (a)                                       590
        22   SPSS, Inc. (a)                                                 734
        39   Starent Networks Corp. (a)                                     824
       949   Sun Microsystems, Inc. (a)                                   8,541
        95   Sybase, Inc. (a)                                             3,090
       226   Sycamore Networks, Inc. (a)                                    678
     1,055   Symantec Corp. (a)                                          16,447
        46   Synaptics, Inc. (a)                                          1,616
       170   Synopsys, Inc. (a)                                           3,312
       111   Take-Two Interactive Software, Inc. (a)                        961
        71   Tekelec (a)                                                  1,159
       468   Tellabs, Inc. (a)                                            2,597
       212   Teradyne, Inc. (a)                                           1,516
        56   Tessera Technologies, Inc. (a)                               1,318
     1,676   Texas Instruments, Inc.                                     32,514
        79   THQ, Inc. (a)                                                  508
       256   TIBCO Software, Inc. (a)                                     1,697
       140   Trimble Navigation Ltd. (a)                                  2,685
       162   TriQuint Semiconductor, Inc. (a)                               721
       591   Tyco Electronics Ltd. (Bermuda)                             10,266
       105   United Online, Inc.                                            672
        93   Varian Semiconductor Equipment Associates, Inc. (a)          2,187
        79   VeriFone Holdings, Inc. (a)                                    603
       251   VeriSign, Inc. (a)                                           5,876
        44   Viasat, Inc. (a)                                             1,104
       248   Vishay Intertechnology, Inc. (a)                             1,371
        52   VMware, Inc. - Class A (a)                                   1,614
        59   Websense, Inc. (a)                                           1,071
       284   Western Digital Corp. (a)                                    7,057
       105   Wind River Systems, Inc. (a)                                   828
       357   Xilinx, Inc.                                                 7,404
     1,668   Yahoo!, Inc. (a)                                            26,421
        83   Zebra Technologies Corp. - Class A (a)                       1,812
--------------------------------------------------------------------------------
                                                                      1,793,555
--------------------------------------------------------------------------------

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 33

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------

             TELECOMMUNICATION SERVICES - 15.6%
       512   American Tower Corp. - Class A (a)                    $     16,317
     7,637   AT&T, Inc.                                                 189,321
       129   CenturyTel, Inc.                                             3,980
       294   Cincinnati Bell, Inc. (a)                                      820
        87   Clearwire Corp. - Class A (a)                                  387
       314   Crown Castle International Corp. (a)                         7,618
       184   Embarq Corp.                                                 7,732
       361   Frontier Communications Corp.                                2,628
        67   Leap Wireless International, Inc. (a)                        2,512
     2,071   Level 3 Communications, Inc. (a)                             2,216
       318   MetroPCS Communications, Inc. (a)                            5,447
        29   Neutral Tandem, Inc. (a)                                       841
       213   NII Holdings, Inc. (a)                                       4,358
        42   NTELOS Holdings Corp.                                          751
     1,800   Qwest Communications International, Inc.                     7,848
       150   SBA Communications Corp. - Class A (a)                       3,835
        34   Shenandoah Telecommunications Co.                              657
     3,591   Sprint Nextel Corp. (a)                                     18,494
        88   Syniverse Holdings, Inc. (a)                                 1,316
        68   Telephone & Data Systems, Inc.                               2,061
        64   Telephone & Data Systems, Inc. - Special Shares              1,867
       190   tw telecom, inc. (a)                                         2,253
        19   United States Cellular Corp. (a)                               789
     3,675   Verizon Communications, Inc.                               107,530
       568   Windstream Corp.                                             4,777
--------------------------------------------------------------------------------
                                                                        396,355
--------------------------------------------------------------------------------

             TOTAL COMMON STOCKS - 98.7%
             (Cost $3,416,428)                                        2,512,328
--------------------------------------------------------------------------------
             EXCHANGE-TRADED FUNDS - 0.1%
        70   iShares S&P 500 Growth Index Fund
             (Cost $3,264)                                                3,340
--------------------------------------------------------------------------------

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------

             TRACKING STOCKS (C) - 0.7%

             CONSUMER DISCRETIONARY - 0.7%
       118   Liberty Media Corp. - Capital Series A (a)            $      1,639
       636   Liberty Media Corp. - Entertainment Series A (a)            15,366
--------------------------------------------------------------------------------
             (Cost $16,345)                                              17,005
--------------------------------------------------------------------------------

             TOTAL INVESTMENTS - 99.5%
             (Cost $3,436,037)                                        2,532,673

             Other Assets in excess of Liabilities - 0.5%                12,921
--------------------------------------------------------------------------------
             NET ASSETS - 100.0%                                   $  2,545,594
================================================================================

*     Represents less than one share.

(a)   Non-income producing security.

(b) Affiliate due to Fund's licensing agreement with Licensor. Security represents less than 0.1% of net assets.

(c) A tracking stock is a security issued by a parent company to track the performance of a subsidiary, division or line of business.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

34 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

MZG | Claymore/Morningstar Manufacturing Super Sector Index ETF

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------

             COMMON STOCKS - 99.1%
             CONSUMER DISCRETIONARY - 4.2%
        48   ArvinMeritor, Inc.                                    $        122
        46   Black & Decker Corp.                                         1,475
        10   Blue Nile, Inc. (a)                                            459
        81   BorgWarner, Inc.                                             2,612
        30   Brown Shoe Co., Inc.                                           244
        46   Callaway Golf Co.                                              328
        41   Carter's, Inc. (a)                                             970
         7   Churchill Downs, Inc.                                          273
        30   Cinemark Holdings, Inc.                                        319
       239   Coach, Inc.                                                  6,279
        11   Columbia Sportswear Co.                                        349
        42   Cooper Tire & Rubber Co.                                       445
         9   Deckers Outdoor Corp. (a)                                      522
       201   Eastman Kodak Co.                                              525
        21   Ethan Allen Interiors, Inc.                                    257
     2,235   Ford Motor Co. (a)                                          12,851
       107   Fortune Brands, Inc.                                         3,746
        33   Fossil, Inc. (a)                                               739
       348   General Motors Corp.                                           261
        98   Gentex Corp.                                                 1,155
       169   Goodyear Tire & Rubber Co. (The) (a)                         1,935
        45   Guess?, Inc.                                                 1,162
       173   Harley-Davidson, Inc.                                        2,936
        37   Harman International Industries, Inc.                          690
        88   Hasbro, Inc.                                                 2,236
        45   Hillenbrand, Inc.                                              772
        39   Iconix Brand Group, Inc. (a)                                   631
        21   International Speedway Corp. - Class A                         521
        19   Jakks Pacific, Inc. (a)                                        242
        48   Jarden Corp. (a)                                               853
       430   Johnson Controls, Inc.                                       8,570
        75   Jones Apparel Group, Inc.                                      683
       123   Leggett & Platt, Inc.                                        1,806
        24   Life Time Fitness, Inc. (a)                                    444
        51   Live Nation, Inc. (a)                                          292
        67   Liz Claiborne, Inc.                                            302
       101   LKQ Corp. (a)                                                1,544
        39   Marvel Entertainment, Inc. (a)                               1,294
       254   Mattel, Inc.                                                 3,965
        22   Matthews International Corp. - Class A                         628
        38   Mohawk Industries, Inc. (a)                                  1,454
       194   Newell Rubbermaid, Inc.                                      2,233

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
       197   NIKE, Inc. - Class B                                  $     11,239
        23   NutriSystem, Inc.                                              315
        40   Phillips-Van Heusen Corp.                                    1,179
        24   Polaris Industries, Inc.                                       762
        42   Polo Ralph Lauren Corp.                                      2,260
        35   Pool Corp.                                                     610
        52   Regal Entertainment Group - Class A                            664
        76   Sherwin-Williams Co. (The)                                   4,013
        22   Skechers U.S.A., Inc. - Class A (a)                            209
        40   Snap-On, Inc.                                                1,246
         9   Speedway Motorsports, Inc.                                     138
        57   Stanley Works (The)                                          2,035
        26   Thor Industries, Inc.                                          523
        95   Tiffany & Co.                                                2,695
        35   Timberland Co. (The) - Class A (a)                             503
        36   TRW Automotive Holdings Corp. (a)                              321
        42   Tupperware Brands Corp.                                      1,021
        23   Under Armour, Inc. - Class A (a)                               564
        63   VF Corp.                                                     3,580
        49   WABCO Holdings, Inc.                                           832
        32   Warnaco Group, Inc. (The) (a)                                1,011
       308   Wendy's/Arby's Group, Inc. - Class A                         1,294
        55   Whirlpool Corp.                                              2,318
        38   Wolverine World Wide, Inc.                                     753
        33   Zale Corp. (a)                                                 129
--------------------------------------------------------------------------------
                                                                        109,338
--------------------------------------------------------------------------------

             CONSUMER STAPLES - 21.0%
        62   Alberto-Culver Co.                                           1,441
     1,489   Altria Group, Inc.                                          25,447
        12   Andersons, Inc. (The)                                          301
       425   Archer-Daniels-Midland Co.                                  11,696
       306   Avon Products, Inc.                                          8,127
        52   Brown-Forman Corp. - Class B                                 2,280
        87   Bunge Ltd. (Bermuda)                                         5,504
         9   Cal-Maine Foods, Inc.                                          220
       165   Campbell Soup Co.                                            4,574
        23   Central European Distribution Corp. (a)                        579
        29   Chiquita Brands International, Inc. (a)                        303
        51   Church & Dwight Co., Inc.                                    2,564
       101   Clorox Co.                                                   5,296
     1,539   Coca-Cola Co. (The)                                         75,657
       226   Coca-Cola Enterprises, Inc.                                  3,765
       368   Colgate-Palmolive Co.                                       24,270
       320   ConAgra Foods, Inc.                                          5,949

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 35

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
             CONSUMER STAPLES (CONTINUED)
       140   Constellation Brands, Inc. - Class A (a)              $      1,618
        51   Corn Products International, Inc.                            1,347
        57   Darling International, Inc. (a)                                431
       128   Dean Foods Co. (a)                                           2,406
       137   Del Monte Foods Co.                                          1,121
       185   Dr. Pepper Snapple Group, Inc. (a)                           4,020
        20   Elizabeth Arden, Inc. (a)                                      141
        49   Energizer Holdings, Inc. (a)                                 2,561
        80   Estee Lauder Cos., Inc. (The) - Class A                      2,646
        62   Flowers Foods, Inc.                                          1,313
        31   Fresh Del Monte Produce, Inc. (Cayman Islands) (a)             550
       224   General Mills, Inc.                                         11,464
        12   Green Mountain Coffee Roasters, Inc. (a)                     1,002
        26   Hain Celestial Group, Inc. (The) (a)                           446
        52   Hansen Natural Corp. (a)                                     1,907
       112   Hershey Co. (The)                                            3,945
       229   HJ Heinz Co.                                                 8,377
        51   Hormel Foods Corp.                                           1,772
        10   J&J Snack Foods Corp.                                          375
        83   JM Smucker Co. (The)                                         3,342
       174   Kellogg Co.                                                  7,526
       300   Kimberly-Clark Corp.                                        15,567
       972   Kraft Foods, Inc. - Class A                                 25,379
        17   Lancaster Colony Corp.                                         783
        21   Lance, Inc.                                                    448
       122   Lorillard, Inc.                                              8,336
        75   McCormick & Co., Inc.                                        2,289
       115   Molson Coors Brewing Co. - Class B                           5,059
        97   Pepsi Bottling Group, Inc.                                   3,187
        44   PepsiAmericas, Inc.                                          1,157
     1,132   PepsiCo., Inc.                                              58,921
     1,463   Philip Morris International, Inc.                           62,382
     2,119   Procter & Gamble Co.                                       110,061
        41   Ralcorp Holdings, Inc. (a)                                   2,348
       123   Reynolds American, Inc.                                      4,916
        12   Sanderson Farms, Inc.                                          523
       507   Sara Lee Corp.                                               4,558
        86   Smithfield Foods, Inc. (a)                                   1,069
        16   Tootsie Roll Industries, Inc.                                  360
        21   TreeHouse Foods, Inc. (a)                                      561
       225   Tyson Foods, Inc. - Class A                                  2,997
        18   Universal Corp.                                                667

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
         6   USANA Health Sciences, Inc. (a)                       $        159
        23   Vector Group Ltd.                                              337
--------------------------------------------------------------------------------
                                                                        548,347
--------------------------------------------------------------------------------

             ENERGY - 33.1%
        50   Alpha Natural Resources, Inc. (a)                            1,378
       334   Anadarko Petroleum Corp.                                    15,959
       241   Apache Corp.                                                20,307
       100   Arch Coal, Inc.                                              1,853
        28   Arena Resources, Inc. (a)                                    1,003
        25   Atlas America, Inc.                                            461
        20   ATP Oil & Gas Corp. (a)                                        180
        37   Atwood Oceanics, Inc. (a)                                      979
       224   Baker Hughes, Inc.                                           8,749
        16   Basic Energy Services, Inc. (a)                                162
        31   Berry Petroleum Co. - Class A                                  605
        24   Bill Barrett Corp. (a)                                         817
       205   BJ Services Co.                                              3,206
        20   Bristow Group, Inc. (a)                                        633
        73   Cabot Oil & Gas Corp.                                        2,564
        28   Cal Dive International, Inc. (a)                               283
       156   Cameron International Corp. (a)                              4,872
        14   CARBO Ceramics, Inc.                                           529
        18   Carrizo Oil & Gas, Inc. (a)                                    384
       438   Chesapeake Energy Corp.                                      9,925
     1,449   Chevron Corp.                                               96,605
        57   Cimarex Energy Co.                                           1,859
         7   Clayton Williams Energy, Inc. (a)                              172
        19   CNX Gas Corp. (a)                                              584
        29   Complete Production Services, Inc. (a)                         205
        34   Comstock Resources, Inc. (a)                                 1,354
        44   Concho Resources, Inc. (a)                                   1,410
       998   ConocoPhillips                                              45,748
       133   Consol Energy, Inc.                                          5,474
        10   Contango Oil & Gas Co. (a)                                     499
        22   Continental Resources, Inc. (a)                                651
        16   Core Laboratories NV (Netherlands)                           1,519
        32   Crosstex Energy, Inc.                                          112
        45   Delta Petroleum Corp. (a)                                       90
       172   Denbury Resources, Inc. (a)                                  2,957
       303   Devon Energy Corp.                                          19,162
        46   Diamond Offshore Drilling, Inc.                              3,877
        59   Dresser-Rand Group, Inc. (a)                                 1,652
        19   Dril-Quip, Inc. (a)                                            785

See notes to financial statements.

36 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------

             ENERGY (CONTINUED)
       506   El Paso Corp.                                         $      4,934
        35   Encore Acquisition Co. (a)                                   1,242
       103   ENSCO International, Inc.                                    4,006
       179   EOG Resources, Inc.                                         13,101
       121   EXCO Resources, Inc. (a)                                     1,862
        46   Exterran Holdings, Inc. (a)                                    916
     3,573   Exxon Mobil Corp.                                          247,788
        92   FMC Technologies, Inc. (a)                                   3,829
        63   Forest Oil Corp. (a)                                         1,198
        31   Foundation Coal Holdings, Inc.                                 910
        76   Frontier Oil Corp.                                           1,328
        14   GMX Resources, Inc. (a)                                        247
        16   Goodrich Petroleum Corp. (a)                                   428
        14   Gulfmark Offshore, Inc. (a)                                    427
       650   Halliburton Co.                                             14,905
        57   Helix Energy Solutions Group, Inc. (a)                         641
        66   Helmerich & Payne, Inc.                                      2,308
        61   Hercules Offshore, Inc. (a)                                    283
       213   Hess Corp.                                                  14,184
        32   Holly Corp.                                                    774
        83   International Coal Group, Inc. (a)                             266
        59   ION Geophysical Corp. (a)                                      167
        20   James River Coal Co. (a)                                       448
        91   Key Energy Services, Inc. (a)                                  587
        10   Lufkin Industries, Inc.                                        454
       513   Marathon Oil Corp.                                          16,354
        55   Mariner Energy, Inc. (a)                                       795
        56   Massey Energy Co.                                            1,282
        36   McMoRan Exploration Co. (a)                                    244
       139   Murphy Oil Corp.                                             8,202
       202   Nabors Industries Ltd. (Bermuda) (a)                         3,612
        10   NATCO Group, Inc. - Class A (a)                                283
       300   National Oilwell Varco., Inc. (a)                           11,586
        92   Newfield Exploration Co. (a)                                 3,323
       187   Noble Corp. (Switzerland)                                    6,427
       124   Noble Energy, Inc.                                           7,376
       585   Occidental Petroleum Corp.                                  39,259
        38   Oceaneering International, Inc. (a)                          1,954
        34   Oil States International, Inc. (a)                             888
        75   Parker Drilling Co. (a)                                        351
        38   Patriot Coal Corp. (a)                                         344
       108   Patterson-UTI Energy, Inc.                                   1,549

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
       193   Peabody Energy Corp.                                  $      6,558
        26   Penn Virginia Corp.                                            497
       198   PetroHawk Energy Corp. (a)                                   4,990
        31   Petroquest Energy, Inc. (a)                                    172
        83   Pioneer Natural Resources Co.                                2,334
        75   Plains Exploration & Production Co. (a)                      2,121
       125   Pride International, Inc. (a)                                3,028
        76   Quicksilver Resources, Inc. (a)                                855
       113   Range Resources Corp.                                        5,177
        35   Rosetta Resources, Inc. (a)                                    306
        76   Rowan Cos., Inc.                                             1,555
        27   RPC, Inc.                                                      279
        59   SandRidge Energy, Inc. (a)                                     643
       862   Schlumberger Ltd. (Netherlands Antilles)                    49,332
        17   SEACOR Holdings, Inc. (a)                                    1,299
       160   Smith International, Inc.                                    4,670
        69   Southern Union Co.                                           1,199
       249   Southwestern Energy Co. (a)                                 10,824
       462   Spectra Energy Corp.                                         7,415
        43   St. Mary Land & Exploration Co.                                931
        19   Stone Energy Corp. (a)                                         161
        84   Sunoco, Inc.                                                 2,556
        57   Superior Energy Services, Inc. (a)                           1,314
        21   Swift Energy Co. (a)                                           345
        50   Tetra Technologies, Inc. (a)                                   435
        39   Tidewater, Inc.                                              1,859
       233   Transocean Ltd. (Switzerland) (a)                           18,519
       110   Ultra Petroleum Corp. (Canada) (a)                           4,981
        32   Unit Corp. (a)                                               1,072
       369   Valero Energy Corp.                                          8,255
        18   W&T Offshore, Inc.                                             184
       496   Weatherford International Ltd. (Switzerland) (a)            10,267
        20   Western Refining, Inc.                                         285
        36   Whiting Petroleum Corp. (a)                                  1,687
       417   Williams Cos., Inc. (The)                                    6,997
        19   World Fuel Services Corp.                                      806
       417   XTO Energy, Inc.                                            17,835
--------------------------------------------------------------------------------
                                                                        862,369
--------------------------------------------------------------------------------

             FINANCIALS - 0.4%
       121   Leucadia National Corp.                                      2,526
       121   Plum Creek Timber Co., Inc. - REIT                           4,193
        57   Rayonier, Inc. - REIT                                        2,280
         8   Tejon Ranch Co. (a)                                            206
--------------------------------------------------------------------------------
                                                                          9,205
--------------------------------------------------------------------------------

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 37

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------

             HEALTH CARE - 0.1%
        11   SurModics, Inc. (a)                                   $        217
        29   Teleflex, Inc.                                               1,301
        23   West Pharmaceutical Services, Inc.                             743
--------------------------------------------------------------------------------
                                                                          2,261
--------------------------------------------------------------------------------

             INDUSTRIALS - 18.6%
       463   3M Co.                                                      26,437
        25   AAR Corp. (a)                                                  367
        38   Actuant Corp. - Class A                                        467
        30   Acuity Brands, Inc.                                            815
        10   Aerovironment, Inc. (a)                                        279
        64   AGCO Corp. (a)                                               1,847
        31   Aircastle Ltd. (Bermuda)                                       207
        24   Alliant Techsystems, Inc. (a)                                2,071
        27   American Superconductor Corp. (a)                              753
         6   Ameron International Corp.                                     333
        77   AMETEK, Inc.                                                 2,422
        14   AO Smith Corp.                                                 420
        27   Applied Industrial Technologies, Inc.                          561
        12   Armstrong World Industries, Inc. (a)                           215
        11   Astec Industries, Inc. (a)                                     337
        65   Avery Dennison Corp.                                         1,791
         6   Axsys Technologies, Inc. (a)                                   294
        29   Baldor Electric Co.                                            673
        29   Barnes Group, Inc.                                             443
        65   BE Aerospace, Inc. (a)                                         967
       473   Boeing Co. (The)                                            21,214
        34   Brady Corp. - Class A                                          843
        35   Briggs & Stratton Corp.                                        532
        52   Bucyrus International, Inc.                                  1,491
        44   Carlisle Cos., Inc.                                          1,006
       435   Caterpillar, Inc.                                           15,425
        17   Ceradyne, Inc. (a)                                             384
        12   CIRCOR International, Inc.                                     293
        35   CLARCOR, Inc.                                                1,003
       123   Cooper Industries Ltd. - Class A (Bermuda)                   4,037
        35   Crane Co.                                                      825
        11   Cubic Corp.                                                    420
       130   Cummins, Inc.                                                4,216
        30   Curtiss-Wright Corp.                                           878
       178   Danaher Corp.                                               10,742
       314   Deere & Co.                                                 13,650
       132   Dover Corp.                                                  4,150

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
        17   DynCorp International, Inc. - Class A (a)             $        246
       118   Eaton Corp.                                                  5,133
       550   Emerson Electric Co.                                        17,649
        38   Ener1, Inc. (a)                                                255
        32   Energy Conversion Devices, Inc. (a)                            551
        26   EnerSys (a)                                                    421
        15   EnPro Industries, Inc. (a)                                     264
       107   Evergreen Solar, Inc. (a)                                      199
        40   Flowserve Corp.                                              2,943
        11   Franklin Electric Co., Inc.                                    262
        36   Gardner Denver, Inc. (a)                                     1,020
        37   General Cable Corp. (a)                                      1,415
       236   General Dynamics Corp.                                      13,428
     7,635   General Electric Co.                                       102,920
        87   Goodrich Corp.                                               4,223
        11   Gorman-Rupp Co. (The)                                          231
        46   Graco, Inc.                                                  1,025
        73   GrafTech International Ltd. (a)                                742
        48   Griffon Corp. (a)                                              465
        59   Harsco Corp.                                                 1,715
         5   HEICO CORP.                                                    174
        10   HEICO CORP. - Class A                                          297
        43   Herman Miller, Inc.                                            612
        65   Hexcel Corp. (a)                                               695
        27   HNI Corp.                                                      468
       486   Honeywell International, Inc.                               16,116
        35   Hubbell, Inc. - Class B                                      1,162
        60   IDEX Corp.                                                   1,401
        17   II-VI, Inc. (a)                                                408
       316   Illinois Tool Works, Inc.                                   10,204
       229   Ingersoll-Rand Co. Ltd. - Class A (Bermuda)                  4,633
       130   ITT Corp.                                                    5,353
        76   Joy Global, Inc.                                             2,620
        17   Kaman Corp.                                                    269
        25   Kaydon Corp.                                                   860
        55   Kennametal, Inc.                                             1,038
        34   Knoll, Inc.                                                    236
        28   Lincoln Electric Holdings, Inc.                              1,142
         9   Lindsay Corp.                                                  287
       231   Lockheed Martin Corp.                                       19,319
         9   M&F Worldwide Corp. (a)                                        151
        91   Manitowoc Co., Inc. (The)                                      593
       259   Masco Corp.                                                  2,683

See notes to financial statements.

38 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
             INDUSTRIALS (CONTINUED)
       161   McDermott International, Inc. (Panama) (a)            $      3,537
        12   Middleby Corp. (a)                                             539
        22   Mine Safety Appliances Co.                                     515
        24   Mobile Mini, Inc. (a)                                          303
        26   Moog, Inc. - Class A (a)                                       621
        25   Mueller Industries, Inc.                                       549
        79   Mueller Water Products, Inc. - Class A                         285
        21   Nordson Corp.                                                  806
       220   Northrop Grumman Corp.                                      10,476
        41   Orbital Sciences Corp. (a)                                     604
        50   Oshkosh Corp.                                                  593
        23   Otter Tail Corp.                                               436
        61   Owens Corning (a)                                              850
       251   PACCAR, Inc.                                                 7,492
       120   Parker Hannifin Corp.                                        5,071
       150   Pitney Bowes, Inc.                                           3,432
       102   Precision Castparts Corp.                                    8,422
       144   Quanta Services, Inc. (a)                                    3,285
       301   Raytheon Co.                                                13,440
        14   RBC Bearings, Inc. (a)                                         258
        22   Regal-Beloit Corp.                                             869
        18   Robbins & Myers, Inc.                                          345
        97   Rockwell Automation, Inc.                                    2,977
       112   Rockwell Collins, Inc.                                       4,751
        63   Roper Industries, Inc.                                       2,708
         8   Sauer-Danfoss, Inc.                                             41
        60   Shaw Group, Inc. (The) (a)                                   1,632
        26   Simpson Manufacturing Co., Inc.                                542
        71   Spirit Aerosystems Holdings, Inc. - Class A (a)                976
        39   SPX Corp.                                                    1,790
        46   Steelcase, Inc. - Class A                                      222
        22   Teledyne Technologies, Inc. (a)                                723
        12   Tennant Co.                                                    219
        72   Terex Corp. (a)                                                966
        13   Textainer Group Holdings Ltd. (Bermuda)                        135
       175   Textron, Inc.                                                2,013
        52   Timken Co.                                                     879
        27   Toro Co.                                                       832
        27   TransDigm Group, Inc. (a)                                    1,059
        19   Tredegar Corp.                                                 266
        55   Trinity Industries, Inc.                                       838
        12   Triumph Group, Inc.                                            473

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
       340   Tyco International Ltd. (Switzerland)                 $      9,387
        19   United Stationers, Inc. (a)                                    680
       634   United Technologies Corp.                                   33,355
        13   Universal Forest Products, Inc.                                396
        50   USG Corp. (a)                                                  600
        13   Valmont Industries, Inc.                                       892
        33   Wabtec Corp.                                                 1,177
        17   Watsco, Inc.                                                   837
        22   Watts Water Technologies, Inc. - Class A                       451
        31   WESCO International, Inc. (a)                                  829
        42   Woodward Governor Co.                                          862
--------------------------------------------------------------------------------
                                                                        484,872
--------------------------------------------------------------------------------

             INFORMATION TECHNOLOGY - 1.2%
        24   Advanced Energy Industries, Inc. (a)                           227
        22   Anixter International, Inc. (a)                                902
     1,142   Corning, Inc.                                               16,787
        38   Dolby Laboratories, Inc. - Class A (a)                       1,370
       101   FLIR Systems, Inc. (a)                                       2,268
        32   Intermec, Inc. (a)                                             367
        12   MTS Systems Corp.                                              266
        22   Rofin-Sinar Technologies, Inc. (a)                             496
        12   Rogers Corp. (a)                                               205
       147   SAIC, Inc. (a)                                               2,568
        18   Scansource, Inc. (a)                                           445
        70   TiVo, Inc. (a)                                                 490
       629   Xerox Corp.                                                  4,277
--------------------------------------------------------------------------------
                                                                         30,668
--------------------------------------------------------------------------------

             MATERIALS - 9.9%
       144   Air Products & Chemicals, Inc.                               9,328
        49   Airgas, Inc.                                                 2,071
        78   AK Steel Holding Corp.                                       1,115
        65   Albemarle Corp.                                              1,834
       701   Alcoa, Inc.                                                  6,463
        67   Allegheny Technologies, Inc.                                 2,372
        17   AMCOL International Corp.                                      364
        44   Aptargroup, Inc.                                             1,364
        17   Arch Chemicals, Inc.                                           478
        45   Ashland, Inc.                                                1,206
        70   Ball Corp.                                                   2,786
        72   Bemis Co., Inc.                                              1,806
        42   Cabot Corp.                                                    671
        39   Calgon Carbon Corp. (a)                                        450

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 39

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------

             MATERIALS (CONTINUED)
        36   Carpenter Technology Corp.                            $        809
       106   Celanese Corp. - Class A                                     2,174
        22   Century Aluminum Co. (a)                                       132
        41   CF Industries Holdings, Inc.                                 3,183
        93   Cliffs Natural Resources, Inc.                               2,534
        81   Commercial Metals Co.                                        1,375
        22   Compass Minerals International, Inc.                         1,180
       112   Crown Holdings, Inc. (a)                                     2,632
        36   Cytec Industries, Inc.                                         773
         8   Deltic Timber Corp.                                            269
       768   Dow Chemical Co. (The)                                      13,578
        33   Eagle Materials, Inc.                                          812
        50   Eastman Chemical Co.                                         2,072
       128   Ecolab, Inc.                                                 4,781
       650   EI Du Pont de Nemours & Co.                                 18,505
        30   Ferro Corp.                                                    111
        55   FMC Corp.                                                    2,989
       292   Freeport-McMoRan Copper & Gold, Inc.                        15,894
        31   Glatfelter                                                     318
        16   Greif, Inc. - Class A                                          773
        42   H.B. Fuller Co.                                                715
       118   Huntsman Corp.                                                 746
        57   International Flavors & Fragrances, Inc.                     1,818
       308   International Paper Co.                                      4,426
        10   Kaiser Aluminum Corp.                                          311
        11   Koppers Holdings, Inc.                                         278
        71   Louisiana-Pacific Corp.                                        308
        48   Lubrizol Corp.                                               2,144
        29   Martin Marietta Materials, Inc.                              2,363
       115   MeadWestvaco Corp.                                           1,837
        13   Minerals Technologies, Inc.                                    509
       391   Monsanto Co.                                                32,121
       109   Mosaic Co. (The)                                             5,962
        99   Nalco Holding Co.                                            1,719
        10   NewMarket Corp.                                                726
       345   Newmont Mining Corp.                                        16,860
       207   Nucor Corp.                                                  9,089
        44   Olin Corp.                                                     588
        20   OM Group, Inc. (a)                                             530
       118   Owens-Illinois, Inc. (a)                                     3,378

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
        80   Packaging Corp. of America                            $      1,290
        89   Pactiv Corp. (a)                                             1,994
        59   PolyOne Corp. (a)                                              178
       119   PPG Industries, Inc.                                         5,292
       224   Praxair, Inc.                                               16,397
        46   Reliance Steel & Aluminum Co.                                1,748
        25   Rock-Tenn Co. - Class A                                        960
        25   Rockwood Holdings, Inc. (a)                                    373
        23   Royal Gold, Inc.                                             1,071
        93   RPM International, Inc.                                      1,425
        15   Schnitzer Steel Industries, Inc. - Class A                     818
        16   Schulman A, Inc.                                               239
        32   Scotts Miracle-Gro Co. (The) - Class A                       1,098
       110   Sealed Air Corp.                                             2,201
        32   Sensient Technologies Corp.                                    733
        77   Sigma-Aldrich Corp.                                          3,731
        18   Silgan Holdings, Inc.                                          797
        53   Solutia, Inc. (a)                                              260
        70   Sonoco Products Co.                                          1,705
       135   Steel Dynamics, Inc.                                         2,017
        64   Temple-Inland, Inc.                                            818
        75   Terra Industries, Inc.                                       2,084
        19   Texas Industries, Inc.                                         647
        60   Titanium Metals Corp.                                          556
       101   United States Steel Corp.                                    3,442
         8   Valhi, Inc.                                                     87
        65   Valspar Corp.                                                1,485
        66   Vulcan Materials Co.                                         2,923
        36   Walter Energy, Inc.                                          1,175
        13   Westlake Chemical Corp.                                        266
       150   Weyerhaeuser Co.                                             5,037
        47   Worthington Industries, Inc.                                   658
        39   WR Grace & Co. (a)                                             506
--------------------------------------------------------------------------------
                                                                         257,641
--------------------------------------------------------------------------------

See notes to financial statements.

40 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------

             UTILITIES - 10.6%
       478   AES Corp. (The) (a)                                   $      4,775
        55   AGL Resources, Inc.                                          1,591
       120   Allegheny Energy, Inc.                                       3,000
        17   Allete, Inc.                                                   449
        78   Alliant Energy Corp.                                         1,851
       152   Ameren Corp.                                                 3,536
       293   American Electric Power Co., Inc.                            7,718
        12   American States Water Co.                                      376
        41   American Water Works Co., Inc.                                 708
        97   Aqua America, Inc.                                           1,600
        66   Atmos Energy Corp.                                           1,584
        36   Avista Corp.                                                   570
        26   Black Hills Corp.                                              556
        13   California Water Service Group                                 453
       246   Calpine Corp. (a)                                            3,333
       222   Centerpoint Energy, Inc.                                     2,247
        11   CH Energy Group, Inc.                                          456
        41   Cleco Corp.                                                    839
       154   CMS Energy Corp.                                             1,746
       199   Consolidated Edison, Inc.                                    7,057
       128   Constellation Energy Group, Inc.                             3,492
       420   Dominion Resources, Inc.                                    13,352
        84   DPL, Inc.                                                    1,828
       118   DTE Energy Co.                                               3,570
       907   Duke Energy Corp.                                           12,834
       349   Dynegy, Inc. - Class A (a)                                     701
       215   Edison International                                         6,287
        32   El Paso Electric Co. (a)                                       424
        24   Empire District Electric Co. (The)                             376
        46   Energen Corp.                                                1,712
       137   Entergy Corp.                                               10,223
        92   EQT Corp.                                                    3,427
       477   Exelon Corp.                                                22,901
       220   FirstEnergy Corp.                                            8,314
       272   FPL Group, Inc.                                             15,376
        80   Great Plains Energy, Inc.                                    1,206
        66   Hawaiian Electric Industries, Inc.                           1,139

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
        32   IDACORP, Inc.                                         $        745
        52   Integrys Energy Group, Inc.                                  1,409
        34   ITC Holdings Corp.                                           1,458
        14   Laclede Group, Inc. (The)                                      435
       118   MDU Resources Group, Inc.                                    2,178
        14   MGE Energy, Inc.                                               434
       113   Mirant Corp. (a)                                             1,764
        48   National Fuel Gas Co.                                        1,609
        28   New Jersey Resources Corp.                                     932
        31   Nicor, Inc.                                                    975
       192   NiSource, Inc.                                               2,052
       125   Northeast Utilities                                          2,599
        19   Northwest Natural Gas Co.                                      806
        24   NorthWestern Corp.                                             514
       168   NRG Energy, Inc. (a)                                         3,780
        77   NSTAR                                                        2,315
       165   NV Energy, Inc.                                              1,650
        69   OGE Energy Corp.                                             1,782
        71   Oneok, Inc.                                                  2,080
        12   Ormat Technologies, Inc.                                       479
       158   Pepco Holdings, Inc.                                         2,051
       264   PG&E Corp.                                                   9,691
        47   Piedmont Natural Gas Co., Inc.                               1,065
        70   Pinnacle West Capital Corp.                                  1,936
        47   PNM Resources, Inc.                                            435
        53   Portland General Electric Co.                                  953
       272   PPL Corp.                                                    8,832
       191   Progress Energy, Inc.                                        6,782
       368   Public Service Enterprise Group, Inc.                       11,728
       124   Questar Corp.                                                4,202
       244   RRI Energy, Inc. (a)                                         1,337
        79   SCANA Corp.                                                  2,372
       163   Sempra Energy                                                7,446
         9   SJW Corp.                                                      182
        20   South Jersey Industries, Inc.                                  668
       562   Southern Co. (The)                                          15,966
        29   Southwest Gas Corp.                                            603
       143   TECO Energy, Inc.                                            1,604

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 41

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
             UTILITIES (CONTINUED)
        78   UGI Corp.                                             $      1,881
        16   UIL Holdings Corp.                                             332
        23   Unisource Energy Corp.                                         585
        59   Vectren Corp.                                                1,342
        78   Westar Energy, Inc.                                          1,392
        34   WGL Holdings, Inc.                                           1,010
        85   Wisconsin Energy Corp.                                       3,354
       327   Xcel Energy, Inc.                                            5,608
--------------------------------------------------------------------------------
                                                                        274,960
--------------------------------------------------------------------------------

             TOTAL COMMON STOCK - 99.1%
             (Cost $3,679,451)                                        2,579,661
--------------------------------------------------------------------------------

             EXCHANGE-TRADED FUNDS - 0.5%
       150   SPDR Trust Series 1
             (Cost $12,275)                                              13,862
--------------------------------------------------------------------------------

             TOTAL INVESTMENTS - 99.6%
             (Cost $3,691,726)                                        2,593,523
             Other Assets in Excess of Liabilities - 0.4%                11,489
--------------------------------------------------------------------------------
             NET ASSETS - 100.0%                                   $  2,605,012
================================================================================

Ltd. - Limited

NV - Legal Entity

REIT - Real Estate Investment Trust

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

42 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

MZO | Claymore/Morningstar Services Super Sector Index ETF

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
             COMMON STOCKS - 99.6%
             CONSUMER DISCRETIONARY - 13.3%
        29   99 Cents Only Stores (a)                              $        272
        25   Aaron's, Inc.                                                  814
        47   Abercrombie & Fitch Co. - Class A                            1,415
        52   Advance Auto Parts, Inc.                                     2,215
        42   Aeropostale, Inc. (a)                                        1,454
       170   Amazon.com, Inc. (a)                                        13,258
       102   American Eagle Outfitters, Inc.                              1,511
         7   American Public Education, Inc. (a)                            229
        13   Ameristar Casinos, Inc.                                        261
        38   AnnTaylor Stores Corp. (a)                                     278
        78   Apollo Group, Inc. - Class A (a)                             4,610
        16   Arbitron, Inc.                                                 319
        62   AutoNation, Inc. (a)                                           985
        19   Autozone, Inc. (a)                                           2,891
        26   Bally Technologies, Inc. (a)                                   728
        29   Barnes & Noble, Inc.                                           717
        13   Bebe Stores, Inc.                                              105
       150   Bed Bath & Beyond, Inc. (a)                                  4,216
       187   Best Buy Co., Inc.                                           6,564
        46   Big Lots, Inc. (a)                                           1,058
        20   Bob Evans Farms, Inc.                                          516
        31   Boyd Gaming Corp.                                              311
        62   Brinker International, Inc.                                  1,110
        12   Buckle, Inc. (The)                                             429
         9   Buffalo Wild Wings, Inc. (a)                                   319
        53   Burger King Holdings, Inc.                                     878
        24   Cabela's, Inc. (a)                                             319
         6   Capella Education Co. (a)                                      313
        51   Career Education Corp. (a)                                   1,024
       117   Carmax, Inc. (a)                                             1,311
       232   Carnival Corp. (Panama)                                      5,902
        18   CEC Entertainment, Inc. (a)                                    578
        65   Centex Corp.                                                   548
        37   Cheesecake Factory, Inc. (a)                                   633
        95   Chico's FAS, Inc. (a)                                          927
        13   Children's Place Retail Stores, Inc. (The) (a)                 467
         8   Chipotle Mexican Grill, Inc. - Class A (a)                     633
        10   Chipotle Mexican Grill, Inc. - Class B (a)                     682
        20   Choice Hotels International, Inc.                              546
        14   Coinstar, Inc. (a)                                             415
        36   Collective Brands, Inc. (a)                                    531

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
        47   Corinthian Colleges, Inc. (a)                         $        723
        14   Cracker Barrel Old Country Store, Inc.                         440
        70   Darden Restaurants, Inc.                                     2,532
        33   DeVry, Inc.                                                  1,438
        46   Dick's Sporting Goods, Inc. (a)                                819
        53   Dollar Tree, Inc. (a)                                        2,373
       148   DR Horton, Inc.                                              1,363
        25   Dress Barn, Inc. (a)                                           396
       115   Expedia, Inc. (a)                                            1,991
        78   Family Dollar Stores, Inc.                                   2,361
        85   Foot Locker, Inc.                                              944
        84   GameStop Corp. - Class A (a)                                 2,096
       298   Gap, Inc. (The)                                              5,319
        22   Gaylord Entertainment Co. (a)                                  312
        92   Genuine Parts Co.                                            3,080
        18   Gymboree Corp. (a)                                             663
       190   H&R Block, Inc.                                              2,774
        52   Hanesbrands, Inc. (a)                                          879
        16   Helen of Troy Ltd. (Bermuda) (a)                               309
        17   Hibbett Sports, Inc. (a)                                       306
       948   Home Depot, Inc.                                            21,956
        19   Interactive Data Corp.                                         445
       173   International Game Technology                                3,003
       254   Interpublic Group of Cos., Inc. (a)                          1,331
        22   ITT Educational Services, Inc. (a)                           2,019
        33   J Crew Group, Inc. (a)                                         853
        34   Jack in the Box, Inc. (a)                                      894
       107   JC Penney Co., Inc.                                          2,792
        42   KB Home                                                        630
       158   Kohl's Corp. (a)                                             6,710
        38   Lamar Advertising Co. - Class A (a)                            706
       161   Las Vegas Sands Corp. (a)                                    1,595
        68   Lennar Corp. - Class A                                         647
         6   Lennar Corp. - Class B                                          43
       169   Limited Brands, Inc.                                         2,114
       816   Lowe's Cos., Inc.                                           15,512
       238   Macy's, Inc.                                                 2,780
       176   Marriott International, Inc. - Class A                       4,111
       622   McDonald's Corp.                                            36,692
        19   MDC Holdings, Inc.                                             583
        27   Men's Wearhouse, Inc.                                          461
       132   MGM Mirage                                                     985

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 43

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------

             CONSUMER DISCRETIONARY (CONTINUED)
        28   NetFlix, Inc. (a)                                     $      1,104
        98   Nordstrom, Inc.                                              1,930
         3   NVR, Inc.                                                    1,485
       151   Office Depot, Inc. (a)                                         704
        40   OfficeMax, Inc.                                                330
       173   Omnicom Group, Inc.                                          5,276
        75   O'Reilly Automotive, Inc. (a)                                2,704
        17   Panera Bread Co. - Class A (a)                                 905
        12   Papa John's International, Inc. (a)                            325
        41   Penn National Gaming, Inc. (a)                               1,356
        22   Penske Auto Group, Inc. (a)                                    269
        74   PetSmart, Inc.                                               1,507
        14   PF Chang's China Bistro, Inc. (a)                              447
        23   priceline.com, Inc. (a)                                      2,532
       115   Pulte Homes, Inc. (a)                                        1,012
        74   RadioShack Corp.                                               994
        25   Regis Corp.                                                    438
        38   Rent-A-Center, Inc. (a)                                        742
        75   Ross Stores, Inc.                                            2,937
        77   Royal Caribbean Cruises, Ltd. (Liberia)                      1,160
        23   Ryland Group, Inc.                                             393
        66   Saks, Inc. (a)                                                 252
        46   Sally Beauty Holdings, Inc. (a)                                327
        38   Scientific Games Corp. - Class A (a)                           677
        34   Sears Holdings Corp. (a)                                     1,933
       160   Service Corp. International                                    856
        36   Sonic Corp. (a)                                                339
        36   Sotheby's                                                      382
       395   Staples, Inc.                                                8,078
       410   Starbucks Corp. (a)                                          5,900
        98   Starwood Hotels & Resorts Worldwide, Inc.                    2,398
        51   Stewart Enterprises, Inc. - Class A                            211
         8   Strayer Education, Inc.                                      1,474
         6   Systemax, Inc.                                                  74
       382   Target Corp.                                                15,013
        43   Tempur-Pedic International, Inc.                               474
        30   Texas Roadhouse, Inc. - Class A (a)                            349
       238   TJX Cos., Inc.                                               7,023
        73   Toll Brothers, Inc. (a)                                      1,356
        19   Tractor Supply Co. (a)                                         729
        16   Ulta Salon Cosmetics & Fragrance, Inc. (a)                     137
         8   Unifirst Corp.                                                 273

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
        64   Urban Outfitters, Inc. (a)                            $      1,307
        17   Vail Resorts, Inc. (a)                                         467
        20   Weight Watchers International, Inc.                            469
        48   Williams-Sonoma, Inc.                                          621
        24   WMS Industries, Inc.                                           851
        99   Wyndham Worldwide Corp.                                      1,167
        42   Wynn Resorts, Ltd. (a)                                       1,556
       258   Yum! Brands, Inc.                                            8,934
--------------------------------------------------------------------------------
                                                                        292,449
--------------------------------------------------------------------------------

             CONSUMER STAPLES - 6.8%
        35   BJ's Wholesale Club, Inc. (a)                                1,233
        27   Casey's General Stores, Inc.                                   681
         8   Chattem, Inc. (a)                                              478
       242   Costco Wholesale Corp.                                      11,742
       799   CVS Caremark Corp.                                          23,810
        19   Great Atlantic & Pacific Tea Co. (a)                            75
       340   Kroger Co. (The)                                             7,752
         7   Nash Finch Co.                                                 205
        33   NBTY, Inc. (a)                                                 815
        28   Nu Skin Enterprises, Inc. - Class A                            406
         7   Pricesmart, Inc.                                               117
        24   Ruddick Corp.                                                  604
       244   Safeway, Inc.                                                4,943
        12   Spartan Stores, Inc.                                           149
       118   SUPERVALU, Inc.                                              1,959
       324   SYSCO Corp.                                                  7,763
        21   United Natural Foods, Inc. (a)                                 477
       553   Walgreen Co.                                                16,474
     1,362   Wal-Mart Stores, Inc.                                       67,746
         6   Weis Markets, Inc.                                             209
        76   Whole Foods Market, Inc.                                     1,434
        29   Winn-Dixie Stores, Inc. (a)                                    442
--------------------------------------------------------------------------------
                                                                        149,514
--------------------------------------------------------------------------------

             ENERGY - 0.1%
        20   General Maritime Corp. (Marshall Islands)                      192
        13   Hornbeck Offshore Services, Inc. (a)                           361
        16   Overseas Shipholding Group, Inc.                               541
        26   Ship Finance International, Ltd. (Bermuda)                     322
--------------------------------------------------------------------------------
                                                                          1,416
--------------------------------------------------------------------------------

See notes to financial statements.

44 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
             FINANCIALS - 32.4%
        16   Acadia Realty Trust - REIT                            $        215
       187   ACE, Ltd. (Switzerland)                                      8,226
        23   Affiliated Managers Group, Inc. (a)                          1,290
       260   Aflac, Inc.                                                  9,230
         1   Alexander's, Inc. - REIT                                       270
        18   Alexandria Real Estate Equities, Inc. - REIT                   646
         3   Alleghany Corp. (a)                                            780
        20   Allied World Assurance Co. Holdings, Ltd. (Bermuda)            755
       303   Allstate Corp. (The)                                         7,796
        54   AMB Property Corp. - REIT                                      964
       160   AMBAC Financial Group, Inc.                                    200
        22   American Campus Communities, Inc. - REIT                       506
       571   American Express Co.                                        14,189
        38   American Financial Group, Inc.                                 814
     1,307   American International Group, Inc.                           2,209
         9   American National Insurance Co.                                713
        64   AmeriCredit Corp. (a)                                          813
       119   Ameriprise Financial, Inc.                                   3,594
        14   Amtrust Financial Services, Inc.                               134
       292   Annaly Capital Management, Inc. - REIT                       4,070
       131   AON Corp.                                                    4,716
        62   Apartment Investment & Management Co. -
             Class A - REIT                                                 586
        30   Arch Capital Group, Ltd. (Bermuda) (a)                       1,707
        19   Argo Group International Holdings, Ltd. (Bermuda)              533
        54   Arthur J Gallagher & Co.                                     1,131
        41   Aspen Insurance Holdings, Ltd. (Bermuda)                       947
        65   Associated Banc-Corp.                                          940
        66   Assurant, Inc.                                               1,559
        34   Assured Guaranty, Ltd. (Bermuda)                               446
        48   Astoria Financial Corp.                                        370
        44   AvalonBay Communities, Inc. - REIT                           2,705
        77   Axis Capital Holdings, Ltd. (Bermuda)                        1,839
         4   Bancfirst Corp.                                                154
        42   Bancorpsouth, Inc.                                             934
        27   Bank Mutual Corp.                                              245
     4,225   Bank of America Corp.                                       47,616
        27   Bank of Hawaii Corp.                                         1,011
       635   Bank of New York Mellon Corp. (The)                         17,640
       349   BB&T Corp.                                                   7,824
        22   Beneficial Mutual Bancorp, Inc. (a)                            210
        36   BioMed Realty Trust, Inc. - REIT                               354
        11   BlackRock, Inc.                                              1,754

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
        12   BOK Financial Corp.                                   $        487
        65   Boston Properties, Inc. - REIT                               3,141
        47   Brandywine Realty Trust - REIT                                 350
        28   BRE Properties, Inc. - REIT                                    699
        33   Brookline Bancorp, Inc.                                        325
        62   Brown & Brown, Inc.                                          1,195
        31   Camden Property Trust - REIT                                   931
       249   Capital One Financial Corp.                                  6,085
       126   CapitalSource, Inc.                                            472
        12   Capitol Federal Financial                                      505
        33   Capstead Mortgage Corp. - REIT                                 394
        16   Cash America International, Inc.                               368
        24   Cathay General Bancorp                                         249
       110   CB Richard Ellis Group, Inc. - Class A (a)                     803
        37   CBL & Associates Properties, Inc. - REIT                       230
       527   Charles Schwab Corp. (The)                                   9,275
        12   Chemical Financial Corp.                                       226
       196   Chubb Corp.                                                  7,771
        88   Cincinnati Financial Corp.                                   1,990
       217   CIT Group, Inc.                                                831
     3,039   Citigroup, Inc.                                             11,305
         9   City Holding Co.                                               286
        22   City National Corp.                                            804
        37   CME Group, Inc.                                             11,901
        16   CNA Financial Corp.                                            232
         9   CNA Surety Corp. (a)                                           137
         9   Cohen & Steers, Inc.                                           139
        25   Colonial Properties Trust - REIT                               194
        85   Comerica, Inc.                                               1,843
        34   Commerce Bancshares, Inc.                                    1,070
        16   Community Bank System, Inc.                                    248
         8   Community Trust Bancorp, Inc.                                  220
        25   Corporate Office Properties Trust - REIT                       742
        22   Cousins Properties, Inc. - REIT                                198
        32   Cullen/Frost Bankers, Inc.                                   1,566
        36   CVB Financial Corp.                                            229
        91   DCT Industrial Trust, Inc. - REIT                              408
        24   Delphi Financial Group, Inc. - Class A                         457
        71   Developers Diversified Realty Corp. - REIT                     349
        52   DiamondRock Hospitality Co. - REIT                             338
        37   Digital Realty Trust, Inc. - REIT                            1,323
       269   Discover Financial Services                                  2,572

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 45

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------

             FINANCIALS (CONTINUED)
        61   Douglas Emmett, Inc. - REIT                           $        567
        91   Duke Realty Corp. - REIT                                       865
       232   E*Trade Financial Corp. (a)                                    334
        31   East West Bancorp, Inc.                                        250
        13   EastGroup Properties, Inc. - REIT                              443
        68   Eaton Vance Corp.                                            1,843
        29   Employers Holdings, Inc.                                       354
        32   Endurance Specialty Holdings, Ltd. (Bermuda)                   879
        14   Entertainment Properties Trust - REIT                          284
        12   Equity Lifestyle Properties, Inc. - REIT                       471
        20   Equity One, Inc. - REIT                                        289
       149   Equity Residential - REIT                                    3,627
        18   Erie Indemnity Co. - Class A                                   623
        14   Essex Property Trust, Inc. - REIT                              953
        32   Everest Re Group, Ltd. (Bermuda)                             2,215
        35   Extra Space Storage, Inc. - REIT                               263
        21   Ezcorp, Inc. - Class A                                         255
         7   FBL Financial Group, Inc. - Class A                             51
        31   Federal Realty Investment Trust - REIT                       1,632
        54   Federated Investors, Inc. - Class B                          1,352
       118   Fidelity National Financial, Inc. - Class A                  1,645
       296   Fifth Third Bancorp                                          2,042
        15   Financial Federal Corp.                                        372
        47   First American Corp.                                         1,073
        16   First Busey Corp.                                              124
        36   First Commonwealth Financial Corp.                             266
        21   First Financial Bancorp                                        179
        10   First Financial Bankshares, Inc.                               488
       110   First Horizon National Corp.                                 1,335
        27   First Midwest Bancorp, Inc.                                    235
        58   First Niagara Financial Group, Inc.                            736
        41   FirstMerit Corp.                                               718
        48   FNB Corp.                                                      321
        35   Forest City Enterprises, Inc. - Class A                        248
        91   Franklin Resources, Inc.                                     6,083
        35   Franklin Street Properties Corp. - REIT                        441
        94   Fulton Financial Corp.                                         546
       241   Genworth Financial, Inc. - Class A                           1,427
        28   Glacier Bancorp, Inc.                                          464
       111   GLG Partners, Inc.                                             405
       236   Goldman Sachs Group, Inc. (The)                             34,118

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
         6   Greenhill & Co., Inc.                                 $        441
        15   Hancock Holding Co.                                            524
        28   Hanover Insurance Group, Inc. (The)                            961
         8   Harleysville Group, Inc.                                       234
       169   Hartford Financial Services Group, Inc.                      2,423
        20   Hatteras Financial Corp. - REIT                                498
        61   HCC Insurance Holdings, Inc.                                 1,506
       140   HCP, Inc. - REIT                                             3,252
        57   Health Care REIT, Inc. - REIT                                1,952
        26   Healthcare Realty Trust, Inc. - REIT                           428
        31   Highwoods Properties, Inc. - REIT                              701
        26   Hilltop Holdings, Inc.                                         309
         9   Home Bancshares, Inc.                                          180
        18   Home Properties, Inc. - REIT                                   599
        51   Hospitality Properties Trust - REIT                            712
       286   Host Hotels & Resorts, Inc. - REIT                           2,683
       114   HRPT Properties Trust - REIT                                   542
       275   Hudson City Bancorp, Inc.                                    3,528
       200   Huntington Bancshares, Inc.                                    784
         6   IBERIABANK Corp.                                               261
        11   Infinity Property & Casualty Corp.                             405
        32   Inland Real Estate Corp. - REIT                                223
        24   Interactive Brokers Group, Inc. - Class A (a)                  357
        41   IntercontinentalExchange, Inc.                               4,419
        29   International Bancshares Corp.                                 325
        24   Investment Technology Group, Inc. (a)                          499
        25   Investors Bancorp, Inc.                                        218
        33   Investors Real Estate, Inc. - REIT                             294
        26   IPC Holdings, Ltd. (Bermuda)                                   646
        94   Janus Capital Group, Inc.                                      953
        59   Jefferies Group, Inc.                                        1,276
        20   Jones Lang LaSalle, Inc.                                       701
     2,083   JPMorgan Chase & Co.                                        76,863
        16   KBW, Inc. (a)                                                  416
        12   Kearny Financial Corp.                                         135
       277   Keycorp                                                      1,385
        18   Kilroy Realty Corp. - REIT                                     383
       169   Kimco Realty Corp. - REIT                                    1,976
        57   Knight Capital Group, Inc. - Class A (a)                       981
        22   LaSalle Hotel Properties - REIT                                301
        79   Legg Mason, Inc.                                             1,523

See notes to financial statements.

46 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
             FINANCIALS (CONTINUED)
        35   Lexington Realty Trust - REIT                         $        148
        50   Liberty Property Trust - REIT                                1,164
       147   Lincoln National Corp.                                       2,786
       199   Loews Corp.                                                  5,383
        42   M&T Bank Corp.                                               2,113
        39   Macerich Co. (The) - REIT                                      658
        37   Mack-Cali Realty Corp. - REIT                                  914
         5   Markel Corp. (a)                                             1,425
       286   Marsh & McLennan Cos., Inc.                                  5,411
       143   Marshall & Ilsley Corp.                                        941
        28   Max Capital Group Ltd. (Bermuda)                               443
        20   MB Financial, Inc.                                             204
       130   MBIA, Inc. (a)                                                 839
        27   Medical Properties Trust, Inc. - REIT                          170
        14   Mercury General Corp.                                          464
       284   MetLife, Inc.                                                8,946
        53   MF Global, Ltd. (Bermuda) (a)                                  322
       128   MFA Financial, Inc. - REIT                                     801
        67   MGIC Investment Corp.                                          292
        14   Mid-America Apartment Communities, Inc. - REIT                 508
       106   Moody's Corp.                                                2,903
       631   Morgan Stanley                                              19,132
        90   Nasdaq OMX Group (The) (a)                                   1,900
        14   National Health Investors, Inc. - REIT                         370
        39   National Penn Bancshares, Inc.                                 236
        36   National Retail Properties, Inc. - REIT                        616
        60   Nationwide Health Properties, Inc. - REIT                    1,594
         7   Navigators Group, Inc. (a)                                     306
        19   NBT Bancorp, Inc.                                              417
       192   New York Community Bancorp, Inc.                             2,124
        57   NewAlliance Bancshares, Inc.                                   738
       125   Northern Trust Corp.                                         7,206
        11   Northwest Bancorp, Inc.                                        203
       143   NYSE Euronext                                                4,290
        15   Odyssey Re Holdings Corp.                                      603
        36   Old National Bancorp                                           432
       126   Old Republic International Corp.                             1,289
        36   Omega Healthcare Investors, Inc. - REIT                        575
        25   optionsXpress Holdings, Inc.                                   427
        25   Pacific Capital Bancorp NA                                     125

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
        15   PacWest Bancorp                                       $        212
         6   Park National Corp                                             378
        31   PartnerRe, Ltd. (Bermuda)                                    2,023
        93   People's United Financial, Inc.                              1,469
        29   PHH, Corp. (a)                                                 447
        59   Phoenix Cos., Inc.                                             119
         7   Pico Holdings, Inc. (a)                                        196
        13   Pinnacle Financial Partners, Inc. (a)                          189
        10   Piper Jaffray Cos. (a)                                         361
        31   Platinum Underwriters Holdings, Ltd. (Bermuda)                 894
       236   PNC Financial Services Group, Inc.                          10,750
         9   Portfolio Recovery Associates, Inc. (a)                        324
        23   Post Properties, Inc. - REIT                                   350
        21   Potlatch Corp. - REIT                                          550
       162   Principal Financial Group, Inc.                              3,596
        12   PrivateBancorp, Inc.                                           240
        17   ProAssurance Corp. (a)                                         769
       355   Progressive Corp. (The)                                      5,726
       233   Prologis - REIT                                              1,978
        24   Prosperity Bancshares, Inc.                                    673
        38   Protective Life Corp.                                          470
        34   Provident Financial Services, Inc.                             335
       238   Prudential Financial, Inc.                                   9,499
         9   PS Business Parks, Inc. - REIT                                 404
        72   Public Storage - REIT                                        4,796
        52   Raymond James Financial, Inc.                                  827
        55   Realty Income Corp. - REIT                                   1,181
        28   Redwood Trust, Inc. - REIT                                     446
        38   Regency Centers Corp. - REIT                                 1,354
       607   Regions Financial Corp.                                      2,543
        40   Reinsurance Group of America, Inc.                           1,471
        36   RenaissanceRe Holdings, Ltd. (Bermuda)                       1,648
        17   Riskmetrics Group, Inc. (a)                                    273
        11   RLI Corp.                                                      515
        14   S&T Bancorp, Inc.                                              209
         9   Safety Insurance Group, Inc.                                   281
         6   Saul Centers, Inc. - REIT                                      172
        78   SEI Investments Co.                                          1,204
        30   Selective Insurance Group                                      396
        66   Senior Housing Properties Trust - REIT                       1,106
        16   Signature Bank (a)                                             433

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 47

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------

             FINANCIALS (CONTINUED)
       134   Simon Property Group, Inc. - REIT                     $      7,165
        32   SL Green Realty Corp. - REIT                                   733
       262   SLM Corp. (a)                                                1,732
        11   Sovran Self Storage, Inc. - REIT                               266
        51   St. Joe Co. (The) (a)                                        1,303
        29   StanCorp Financial Group, Inc.                                 900
         8   State Auto Financial Corp.                                     134
       267   State Street Corp.                                          12,402
        40   Sterling Bancshares, Inc.                                      254
        28   Sterling Financial Corp.                                       116
        14   Stifel Financial Corp. (a)                                     610
         2   Student Loan Corp. (The)                                        89
       195   SunTrust Banks, Inc.                                         2,568
        47   Susquehanna Bancshares, Inc.                                   336
        19   SVB Financial Group (a)                                        512
        15   SWS Group, Inc.                                                192
       152   Synovus Financial Corp.                                        497
       145   T Rowe Price Group, Inc.                                     5,883
        17   Tanger Factory Outlet Centers - REIT                           550
        29   Taubman Centers, Inc. - REIT                                   717
        67   TCF Financial Corp.                                            962
       131   TD Ameritrade Holding Corp. (a)                              2,232
        55   TFS Financial Corp.                                            628
        24   Thinkorswim Group, Inc. (a)                                    242
        52   Torchmark Corp.                                              2,088
        14   TowneBank                                                      228
        14   Transatlantic Holdings, Inc.                                   542
       326   Travelers Cos., Inc. (The)                                  13,255
        40   Trustco Bank Corp.                                             226
        28   Trustmark Corp.                                                549
        54   UCBH Holdings, Inc.                                             84
        79   UDR, Inc. - REIT                                               869
        17   UMB Financial Corp.                                            682
        34   Umpqua Holdings Corp.                                          289
        24   United Bankshares, Inc.                                        506
        12   United Fire & Casualty Co.                                     209
        26   Unitrin, Inc.                                                  378
       197   Unum Group                                                   3,371
       962   US Bancorp                                                  18,470
        18   Validus Holdings, Ltd (Bermuda)                                411
        72   Valley National Bancorp                                        874

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
        77   Ventas, Inc. - REIT                                    $     2,338
        83   Vornado Realty Trust - REIT                                  3,873
        46   Waddell & Reed Financial, Inc. - Class A                     1,122
        47   Washington Federal, Inc.                                       617
        25   Washington Real Estate Investment Trust - REIT                 547
        30   Webster Financial Corp.                                        224
        43   Weingarten Realty Investors - REIT                             683
     2,245   Wells Fargo & Co.                                           57,248
        14   WesBanco, Inc.                                                 230
        16   Westamerica Bancorporation                                     830
         4   White Mountains Insurance Group, Ltd. (Bermuda)                880
        36   Whitney Holding Corp.                                          446
        37   Wilmington Trust Corp.                                         533
        13   Wintrust Financial Corp.                                       234
        79   WR Berkley Corp.                                             1,714
       176   XL Capital, Ltd. - Class A (Cayman Islands)                  1,781
        20   Zenith National Insurance Corp.                                429
        59   Zions Bancorporation                                           807
--------------------------------------------------------------------------------
                                                                        711,951
--------------------------------------------------------------------------------

             HEALTH CARE - 32.0%
       859   Abbott Laboratories                                         38,707
        19   ABIOMED, Inc. (a)                                              113
         5   Abraxis Bioscience, Inc. (a)                                   257
        20   Acorda Therapeutics, Inc. (a)                                  494
       254   Aetna, Inc.                                                  6,802
        40   Alexion Pharmaceuticals, Inc. (a)                            1,460
        32   Align Technology, Inc. (a)                                     379
        55   Alkermes, Inc. (a)                                             448
       173   Allergan, Inc.                                               7,634
        16   Alnylam Pharmaceuticals, Inc. (a)                              326
         9   AMAG Pharmaceuticals, Inc. (a)                                 473
        14   Amedisys, Inc. (a)                                             426
        40   American Medical Systems Holdings, Inc. (a)                    607
        28   AMERIGROUP Corp. (a)                                           808
        84   AmerisourceBergen Corp.                                      3,116
       590   Amgen, Inc. (a)                                             29,465
        16   Amsurg Corp. (a)                                               299
        71   Amylin Pharmaceuticals, Inc. (a)                               804
         8   Analogic Corp.                                                 292
        12   athenahealth, Inc. (a)                                         362
        17   Auxilium Pharmaceuticals, Inc. (a)                             398

See notes to financial statements.

48 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------

             HEALTH CARE (CONTINUED)
       343   Baxter International, Inc.                            $     17,558
        34   Beckman Coulter, Inc.                                        1,843
       125   Becton Dickinson & Co.                                       8,460
       167   Biogen Idec, Inc. (a)                                        8,649
        52   BioMarin Pharmaceutical, Inc. (a)                              727
        10   Bio-Rad Laboratories, Inc. - Class A (a)                       744
       830   Boston Scientific Corp. (a)                                  7,802
     1,098   Bristol-Myers Squibb Co.                                    21,872
        28   Brookdale Senior Living, Inc.                                  325
        28   Bruker Corp. (a)                                               183
       202   Cardinal Health, Inc.                                        7,222
        13   CardioNet, Inc. (a)                                            230
        18   Catalyst Health Solutions, Inc. (a)                            385
        42   Celera Corp. (a)                                               318
       254   Celgene Corp. (a)                                           10,729
        24   Centene Corp. (a)                                              436
        36   Cephalon, Inc. (a)                                           2,099
        30   Cepheid, Inc. (a)                                              303
        36   Charles River Laboratories International, Inc. (a)           1,131
        14   Chemed Corp.                                                   536
       156   Cigna Corp.                                                  3,459
        52   Community Health Systems, Inc. (a)                           1,372
        15   Conmed Corp. (a)                                               236
        24   Cooper Cos., Inc. (The)                                        636
        35   Covance, Inc. (a)                                            1,471
        85   Coventry Health Care, Inc. (a)                               1,534
       281   Covidien, Ltd. (Bermuda)                                    10,037
        57   CR Bard, Inc.                                                4,075
        30   Cubist Pharmaceuticals, Inc. (a)                               512
        57   DaVita, Inc. (a)                                             2,571
        77   Dentsply International, Inc.                                 2,253
        10   Dionex Corp. (a)                                               564
        32   Edwards Lifesciences Corp. (a)                               2,043
       540   Eli Lilly & Co.                                             18,668
        13   Emeritus Corp. (a)                                             187
        60   Endo Pharmaceuticals Holdings, Inc. (a)                        956
        35   ev3, Inc. (a)                                                  320
       117   Express Scripts, Inc. (a)                                    7,494
       171   Forest Laboratories, Inc. (a)                                4,051
         8   Genomic Health, Inc. (a)                                       155

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
        28   Gen-Probe, Inc. (a)                                   $      1,194
        16   Gentiva Health Services, Inc. (a)                              255
       151   Genzyme Corp. (a)                                            8,930
       508   Gilead Sciences, Inc. (a)                                   21,895
        13   Greatbatch, Inc. (a)                                           269
        14   Haemonetics Corp. (a)                                          745
       131   Health Management Associates, Inc. - Class A (a)               761
        61   Health Net, Inc. (a)                                           914
        43   Healthsouth Corp. (a)                                          509
        24   Healthspring, Inc. (a)                                         233
        48   Henry Schein, Inc. (a)                                       2,186
        32   Hill-Rom Holdings, Inc.                                        517
        55   HLTH Corp. (a)                                                 648
        14   HMS Holdings Corp. (a)                                         492
       140   Hologic, Inc. (a)                                            1,774
        85   Hospira, Inc. (a)                                            2,933
        73   Human Genome Sciences, Inc. (a)                                180
        95   Humana, Inc. (a)                                             2,976
        34   Idexx Laboratories, Inc. (a)                                 1,423
        66   Illumina, Inc. (a)                                           2,423
        37   Immucor, Inc. (a)                                              557
       106   IMS Health, Inc.                                             1,276
        10   Integra LifeSciences Holdings Corp. (a)                        260
        14   InterMune, Inc. (a)                                            165
        22   Intuitive Surgical, Inc. (a)                                 3,293
        17   Invacare Corp.                                                 289
        40   Inverness Medical Innovations, Inc. (a)                      1,301
        45   Isis Pharmaceuticals, Inc. (a)                                 621
     1,544   Johnson & Johnson                                           85,167
        18   Kindred Healthcare, Inc. (a)                                   236
        29   Kinetic Concepts, Inc. (a)                                     752
       131   King Pharmaceuticals, Inc. (a)                               1,239
        20   KV Pharmaceutical Co. - Class A (a)                             34
        59   Laboratory Corp. of America Holdings (a)                     3,597
         5   Landauer, Inc.                                                 288
         8   LHC Group, Inc. (a)                                            185
        96   LifePoint Hospitals, Inc. (a)                                3,723
        31   Life Technologies Corp. (a)                                    845
        46   Lincare Holdings, Inc. (a)                                   1,002
        22   Luminex Corp. (a)                                              349

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 49

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------

             HEALTH CARE (CONTINUED)
        21   Magellan Health Services, Inc. (a)                    $        627
        17   Martek Biosciences Corp.                                       360
        23   Masimo Corp. (a)                                               551
       151   McKesson Corp.                                               6,214
        70   Medarex, Inc. (a)                                              507
       278   Medco Health Solutions, Inc. (a)                            12,757
        28   Medicines Co. (The) (a)                                        214
        30   Medicis Pharmaceutical Corp. - Class A                         472
        16   Medivation, Inc.                                               362
        26   Mednax, Inc. (a)                                             1,053
       627   Medtronic, Inc.                                             21,537
     1,180   Merck & Co., Inc.                                           32,544
        20   Meridian Bioscience, Inc.                                      382
        16   Merit Medical Systems, Inc. (a)                                219
        21   Mettler-Toledo International, Inc. (a)                       1,495
        29   Millipore Corp. (a)                                          1,824
         8   Molina Healthcare, Inc. (a)                                    192
       166   Mylan, Inc. (a)                                              2,193
        52   Myriad Genetics, Inc. (a)                                    1,880
        52   Nektar Therapeutics (a)                                        351
        19   NuVasive, Inc. (a)                                             686
        66   Omnicare, Inc.                                               1,784
        30   Onyx Pharmaceuticals, Inc. (a)                                 710
        31   OSI Pharmaceuticals, Inc. (a)                                1,048
        22   Owens & Minor, Inc.                                            771
        30   Parexel International Corp. (a)                                309
        56   Patterson Cos., Inc. (a)                                     1,153
        82   PDL BioPharma, Inc.                                            570
        67   PerkinElmer, Inc.                                            1,090
        42   Perrigo Co.                                                  1,128
     3,762   Pfizer, Inc.                                                57,145
        57   Pharmaceutical Product Development, Inc.                     1,142
        16   PharMerica Corp. (a)                                           281
        23   Phase Forward, Inc. (a)                                        322
        37   PSS World Medical, Inc. (a)                                    595
        29   Psychiatric Solutions, Inc. (a)                                535
        82   Quest Diagnostics, Inc.                                      4,282
        35   Regeneron Pharmaceuticals, Inc. (a)                            536
        41   Resmed, Inc. (a)                                             1,520
       904   Schering-Plough Corp.                                       22,058

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
        24   Seattle Genetics, Inc. (a)                            $        221
        58   Sepracor, Inc. (a)                                             908
        29   Sequenom, Inc. (a)                                              95
        10   Sirona Dental Systems, Inc. (a)                                197
       192   St. Jude Medical, Inc. (a)                                   7,492
        35   STERIS Corp.                                                   827
       167   Stryker Corp.                                                6,419
        24   Sun Healthcare Group, Inc. (a)                                 222
        20   Techne Corp.                                                 1,205
       257   Tenet Healthcare Corp. (a)                                     933
       236   Thermo Fisher Scientific, Inc. (a)                           9,183
        26   Thoratec Corp. (a)                                             652
        14   United Therapeutics Corp. (a)                                1,122
       686   UnitedHealth Group, Inc.                                    18,248
        21   Universal American Corp. (a)                                   189
        27   Universal Health Services, Inc. - Class B                    1,483
        39   Valeant Pharmaceuticals International (a)                      897
        17   Varian, Inc. (a)                                               592
        69   Varian Medical Systems, Inc. (a)                             2,467
        45   VCA Antech, Inc. (a)                                         1,092
        90   Vertex Pharmaceuticals, Inc. (a)                             2,683
        44   Viropharma, Inc. (a)                                           306
        13   Volcano Corp. (a)                                              161
        47   Warner Chilcott, Ltd. - Class A (Bermuda) (a)                  619
        55   Waters Corp. (a)                                             2,383
        55   Watson Pharmaceuticals, Inc. (a)                             1,664
        20   WellCare Health Plans, Inc. (a)                                380
       274   WellPoint, Inc. (a)                                         12,760
        19   Wright Medical Group, Inc. (a)                                 296
       745   Wyeth                                                       33,421
        12   XenoPort, Inc. (a)                                             208
       126   Zimmer Holdings, Inc. (a)                                    5,613
        12   Zoll Medical Corp. (a)                                         201
--------------------------------------------------------------------------------
                                                                        702,790
--------------------------------------------------------------------------------

             INDUSTRIALS - 7.9%
        24   ABM Industries, Inc.                                           388
        14   Administaff, Inc.                                              301
        10   Advisory Board Co. (The) (a)                                   232
        40   Aecom Technology Corp. (a)                                   1,276
        23   Alaska Air Group, Inc. (a)                                     358
        23   Alexander & Baldwin, Inc.                                      569

See notes to financial statements.

50 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------

             INDUSTRIALS (CONTINUED)
         8   Allegiant Travel Co. (a)                              $        323
         4   Amerco, Inc. (a)                                               147
        21   American Reprographics Co. (a)                                 183
         5   American Science & Engineering, Inc.                           313
       157   AMR Corp. (a)                                                  699
        12   Arkansas Best Corp.                                            337
        25   Beacon Roofing Supply, Inc. (a)                                363
        22   Brink's Co. (The)                                              585
       152   Burlington Northern Santa Fe Corp.                          11,011
        28   CBIZ, Inc. (a)                                                 202
        93   CH Robinson Worldwide, Inc.                                  4,726
        74   Cintas Corp.                                                 1,723
         9   Clean Harbors, Inc. (a)                                        491
        52   Continental Airlines, Inc. - Class B (a)                       485
        25   Con-way, Inc.                                                  803
        36   Copart, Inc. (a)                                             1,105
        20   Corporate Executive Board Co.                                  348
        66   Corrections Corp. of America (a)                             1,013
        10   CoStar Group, Inc. (a)                                         357
        70   Covanta Holding Corp. (a)                                    1,058
       225   CSX Corp.                                                    7,146
       388   Delta Air Lines, Inc. (a)                                    2,254
        28   Deluxe Corp.                                                   396
        38   Donaldson Co., Inc.                                          1,280
        32   Dun & Bradstreet Corp.                                       2,617
        23   Eagle Bulk Shipping, Inc. (Marshall Islands)                   179
        34   EMCOR Group, Inc. (a)                                          764
        72   Equifax, Inc.                                                1,960
         1   Excel Maritime Carriers, Ltd. (Liberia)                         11
       116   Expeditors International Washington, Inc.                    3,806
        76   Fastenal Co.                                                 2,525
       163   FedEx Corp.                                                  9,035
        98   Fluor Corp.                                                  4,604
        17   Forward Air Corp.                                              362
        78   Foster Wheeler, Ltd. (Switzerland) (a)                       2,069
        28   FTI Consulting, Inc. (a)                                     1,406
        12   G&K Services, Inc. - Class A                                   257
        25   GATX Corp.                                                     630
        17   Genco Shipping & Trading, Ltd. (Marshall Islands)              445
        20   Genesee & Wyoming, Inc. - Class A (a)                          578
        27   Geo Group, Inc. (The) (a)                                      441

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
        19   Granite Construction, Inc.                            $        694
        20   Healthcare Services Group                                      350
        33   Heartland Express, Inc.                                        518
        72   Hertz Global Holdings, Inc. (a)                                493
        21   HUB Group, Inc. - Class A (a)                                  415
        10   Huron Consulting Group, Inc. (a)                               458
        27   IHS, Inc. - Class A (a)                                      1,296
        99   Iron Mountain, Inc. (a)                                      2,698
        66   Jacobs Engineering Group, Inc. (a)                           2,831
        56   JB Hunt Transport Services, Inc.                             1,721
        90   JetBlue Airways Corp. (a)                                      408
        51   Kansas City Southern (a)                                       841
        91   KBR, Inc.                                                    1,676
        13   Kelly Services, Inc. - Class A                                 139
        29   Kirby Corp. (a)                                                975
        30   Knight Transportation, Inc.                                    532
        23   Korn/Ferry International (a)                                   255
        30   Landstar System, Inc.                                        1,140
        10   Layne Christensen Co. (a)                                      214
        35   Lennox International, Inc.                                   1,085
        46   Manpower, Inc.                                               1,955
        12   Mcgrath Rentcorp                                               218
        63   Monster Worldwide, Inc. (a)                                    736
        56   MPS Group, Inc. (a)                                            425
        26   MSC Industrial Direct Co. - Class A                            946
        23   Navigant Consulting, Inc. (a)                                  274
       205   Norfolk Southern Corp.                                       7,626
        18   Old Dominion Freight Line, Inc. (a)                            530
        66   Pall Corp.                                                   1,695
        54   Pentair, Inc.                                                1,352
        20   Republic Airways Holdings, Inc. (a)                            117
       170   Republic Services, Inc.                                      3,874
        25   Resources Connection, Inc. (a)                                 463
        91   Robert Half International, Inc.                              1,946
        28   Rollins, Inc.                                                  468
       119   RR Donnelley & Sons Co.                                      1,604
        26   RSC Holdings, Inc. (a)                                         157
        33   Ryder System, Inc.                                             930
        35   Skywest, Inc.                                                  359
       403   Southwest Airlines Co.                                       2,716
        48   Stericycle, Inc. (a)                                         2,399

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 51

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------

             INDUSTRIALS (CONTINUED)
         9   TAL International Group, Inc.                         $         89
        11   Team, Inc. (a)                                                 156
        31   Tetra Tech, Inc. (a)                                           796
        11   Tutor Perini Corp.                                             227
        63   UAL Corp. (a)                                                  294
       281   Union Pacific Corp.                                         13,845
       384   United Parcel Service, Inc. - Class B                       19,638
        40   United Rentals, Inc. (a)                                       190
        47   URS Corp. (a)                                                2,260
        46   US Airways Group, Inc. (a)                                     119
        11   Viad Corp.                                                     162
        44   Waste Connections, Inc. (a)                                  1,118
       277   Waste Management, Inc.                                       7,642
        23   Watson Wyatt Worldwide, Inc. - Class A                         873
        29   Werner Enterprises, Inc.                                       522
        37   WW Grainger, Inc.                                            2,917
--------------------------------------------------------------------------------
                                                                        172,538
--------------------------------------------------------------------------------

             INFORMATION TECHNOLOGY - 7.1%
        37   Acxiom Corp.                                                   396
        38   Alliance Data Systems Corp. (a)                              1,539
        67   Arrow Electronics, Inc. (a)                                  1,621
       280   Automatic Data Processing, Inc.                             10,643
        81   Avnet, Inc. (a)                                              1,864
         7   Bankrate, Inc. (a)                                             211
        24   Blackbaud, Inc.                                                333
        14   Blackboard, Inc. (a)                                           403
        76   Broadridge Financial Solutions, Inc.                         1,259
        16   CACI International, Inc. - Class A (a)                         614
        21   Checkpoint Systems, Inc. (a)                                   295
        75   Convergys Corp. (a)                                            694
        38   Cybersource Corp. (a)                                          494
        22   Digital River, Inc. (a)                                        839
        23   DST Systems, Inc. (a)                                          881
       612   eBay, Inc. (a)                                              10,783
        19   Equinix, Inc. (a)                                            1,414
        25   Euronet Worldwide, Inc. (a)                                    399
        24   Factset Research Systems, Inc.                               1,270
        31   Fair Isaac Corp.                                               545
       105   Fidelity National Information Services, Inc.                 2,022
        91   Fiserv, Inc. (a)                                             3,855

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
        10   Forrester Research, Inc. (a)                          $        232
        38   Gartner, Inc. (a)                                              583
        20   Genpact, Ltd. (Bermuda) (a)                                    209
        43   Global Payments, Inc.                                        1,546
       133   Google, Inc. - Class A (a)                                  55,492
        10   GSI Commerce, Inc. (a)                                         129
        16   Heartland Payment Systems, Inc.                                122
        47   Hewitt Associates, Inc. - Class A (a)                        1,363
        53   IAC/InterActiveCorp. (a)                                       856
        80   Ingram Micro, Inc. - Class A (a)                             1,322
        26   Insight Enterprises, Inc. (a)                                  196
        45   Jack Henry & Associates, Inc.                                  827
        53   Lender Processing Services, Inc.                             1,540
        45   Mastercard, Inc. - Class A                                   7,935
        12   MAXIMUS, Inc.                                                  479
        50   Metavante Technologies, Inc. (a)                             1,283
        41   Omniture, Inc. (a)                                             485
       185   Paychex, Inc.                                                5,063
        41   Rackspace Hosting, Inc. (a)                                    478
        56   RealNetworks, Inc. (a)                                         143
        23   SRA International, Inc. - Class A (a)                          408
         9   SYNNEX Corp. (a)                                               233
         7   Syntel, Inc.                                                   201
        30   Tech Data Corp. (a)                                            961
        22   TeleTech Holdings, Inc. (a)                                    254
       102   Teradata Corp. (a)                                           2,203
       108   Total System Services, Inc.                                  1,474
        20   Tyler Technologies, Inc. (a)                                   336
       194   Unisys Corp. (a)                                               270
        54   Valueclick, Inc. (a)                                           597
       246   Visa, Inc. - Class A                                        16,657
        22   VistaPrint Ltd. (Bermuda) (a)                                  842
       394   Western Union Co. (The)                                      6,946
        22   Wright Express Corp. (a)                                       547
--------------------------------------------------------------------------------
                                                                        154,586
--------------------------------------------------------------------------------

             TELECOMMUNICATION SERVICES - 0.0%
        31   Premiere Global Services, Inc. (a)                             371
--------------------------------------------------------------------------------
             TOTAL COMMON STOCKS - 99.6%
             (Cost $3,574,361)                                        2,185,615
--------------------------------------------------------------------------------

See notes to financial statements.

52 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------

             TRACKING STOCK (B) - 0.1%
             CONSUMER DISCRETIONARY - 0.1%
       318   Liberty Media Corp. - Interactive (a)
             (Cost $5,893)                                         $      1,863
--------------------------------------------------------------------------------

             MASTER LIMITED PARTNERSHIPS - 0.0%
             FINANCIALS - 0.0%
        38   Lazard, Ltd. - Class A (Bermuda)
             (Cost $1,567)                                                1,075
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS - 99.7%
             (Cost $3,581,821)                                        2,188,553
             Other Assets in excess of Liabilities - 0.3%                 5,805
--------------------------------------------------------------------------------
             NET ASSETS - 100.0%                                   $  2,194,358
================================================================================

Ltd. - Limited

REIT - Real Estate Investment Trust

(a)   Non-income producing security.

(b) A tracking stock is a security issued by a parent company to track the performance of a subsidiary, division or line of business.

Securities are classified by sectors that represent broad groups of related industries.

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 53

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

LVL | Claymore/S&P Global Dividend Opportunities Index ETF

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------

             TOTAL INVESTMENTS - 99.8%
             COMMON STOCKS - 87.1%
             AUSTRALIA - 6.8%
     2,226   Australia & New Zealand Banking Group, Ltd.           $     28,331
     1,188   Commonwealth Bank of Australia                              33,416
     1,123   Macquarie Group, Ltd.                                       28,450
     1,655   National Australia Bank, Ltd.                               29,171
     1,843   Sims Metal Management Ltd.                                  34,004
    12,923   Wesfarmers, Ltd.                                           220,539
--------------------------------------------------------------------------------
                                                                        373,911
--------------------------------------------------------------------------------

             AUSTRIA - 0.8%
     1,548   Voestalpine AG                                              44,502
--------------------------------------------------------------------------------

             BELGIUM - 2.1%
     1,178   Anheuser-Busch InBev NV                                     41,268
     1,865   Belgacom SA                                                 58,406
       896   KBC Groep NV (a)                                            18,390
--------------------------------------------------------------------------------
                                                                        118,064
--------------------------------------------------------------------------------

             BERMUDA - 1.4%
     3,315   Frontline, Ltd.                                             78,649
--------------------------------------------------------------------------------

             CANADA - 3.7%
       826   Bank of Montreal                                            33,016
    11,697   Biovail Corp.                                              147,947
       791   Manitoba Telecom Services, Inc.                             24,507
--------------------------------------------------------------------------------
                                                                        205,470
--------------------------------------------------------------------------------

             CZECH REPUBLIC - 2.3%
     6,043   Telefonica O2 Czech Republic AS                            130,116
--------------------------------------------------------------------------------

             DENMARK - 0.7%
     2,117   Danske Bank AS (a)                                          35,920
--------------------------------------------------------------------------------

             FINLAND - 8.2%
     3,139   Kesko OYJ - Class B                                         90,417
     1,233   Kone OYJ - Class B                                          37,348
     3,501   Metso OYJ                                                   66,552
     2,154   Neste Oil OYJ                                               33,141
    11,378   Outokumpu OYJ                                              225,309
--------------------------------------------------------------------------------
                                                                        452,767
--------------------------------------------------------------------------------

             FRANCE - 14.3%
       549   BNP Paribas                                                 37,883
     7,587   Credit Agricole SA                                         110,934
     1,087   Gecina SA - REIT                                            88,892
       542   Lafarge SA                                                  36,813
     3,645   M6-Metropole Television                                     71,869
    12,644   PagesJaunes Groupe                                         152,983
     5,699   Renault SA (a)                                             218,284
     6,188   Societe Television Francaise 1                              72,181
--------------------------------------------------------------------------------
                                                                        789,839
--------------------------------------------------------------------------------

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------

             GERMANY - 6.6%
     3,345   Deutsche Bank AG                                      $    223,950
     8,502   Deutsche Lufthansa AG                                      117,514
       688   Hannover Rueckversicherung AG (a)                           25,777
--------------------------------------------------------------------------------
                                                                        367,241
--------------------------------------------------------------------------------

             HUNGARY - 0.7%
       667   MOL Hungarian Oil and Gas NyRt                              41,464
--------------------------------------------------------------------------------

             ISRAEL - 1.2%
     3,118   Israel Chemicals Ltd.                                       34,673
     1,654   Partner Communications Co. Ltd.                             28,879
--------------------------------------------------------------------------------
                                                                         63,552
--------------------------------------------------------------------------------

             ITALY - 8.6%
     3,511   Alleanza Assicurazioni SpA                                  25,445
     6,956   Banca Popolare di Milano Scarl                              46,448
    20,408   Enel SpA                                                   120,746
     3,705   ENI SpA                                                     89,467
     1,268   Fondiaria-Sai SpA                                           20,838
    21,575   Mediaset SpA                                               126,200
     2,233   Mediobanca SpA                                              26,771
     1,569   Unione di Banche Italiane SCPA                              21,698
--------------------------------------------------------------------------------
                                                                        477,613
--------------------------------------------------------------------------------

             JAPAN - 0.7%
     3,429   Nissan Motor Co. Ltd., ADR                                  41,182
--------------------------------------------------------------------------------

             NETHERLANDS - 0.7%
     1,316   Randstad Holding NV (a)                                     40,412
--------------------------------------------------------------------------------

             PORTUGAL - 1.5%
     9,003   Portugal Telecom SGPS SA                                    80,856
--------------------------------------------------------------------------------

             RUSSIA - 0.8%
     1,106   Mobile Telesystems OJSC, ADR                                45,888
--------------------------------------------------------------------------------

             SINGAPORE - 0.5%
     3,000   Singapore Airlines Ltd.                                     25,952
--------------------------------------------------------------------------------

             SOUTH AFRICA - 1.6%
     2,038   ABSA Group Ltd.                                             25,749
       577   Anglo Platinum Ltd.                                         39,831
     2,233   Nedbank Group Ltd.                                          24,801
--------------------------------------------------------------------------------
                                                                         90,381
--------------------------------------------------------------------------------

             SOUTH KOREA - 0.5%
       856   KB Financial Group, Inc., ADR (a)                           27,358
--------------------------------------------------------------------------------

             SPAIN - 4.7%
     2,219   Banco Bilbao Vizcaya Argentaria SA                          26,949
     2,701   Banco Santander SA                                          28,635
       895   Fomento de Construcciones y Contratas SA                    35,623
    12,846   Gestevision Telecinco SA                                   125,462
     2,838   Sacyr Vallehermoso SA                                       46,276
--------------------------------------------------------------------------------
                                                                        262,945
--------------------------------------------------------------------------------

See notes to financial statements.

54 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------

             SWEDEN - 5.9%
     4,809   Nordea Bank AB                                        $     38,319
     1,526   Ratos AB - Class B                                          30,600
     4,436   Sandvik AB                                                  36,137
     7,425   Skandinaviska Enskilda Banken AB - Class A (a)              32,422
     3,119   SSAB AB - Class B                                           41,250
     1,750   Svenska Handelsbanken AB - Class A                          33,879
     4,942   Swedbank AB - Class A                                       29,273
    13,449   Volvo AB - Class B                                          86,050
--------------------------------------------------------------------------------
                                                                        327,930
--------------------------------------------------------------------------------

             TURKEY - 1.9%
     8,481   Tupras Turkiye Petrol Rafine                               105,429
--------------------------------------------------------------------------------

             UNITED KINGDOM - 3.9%
     4,099   Barclays PLC, ADR                                           79,152
     3,064   HSBC Holdings PLC                                           27,496
    10,117   Tate & Lyle PLC                                             48,575
     6,908   United Utilities Group PLC                                  59,652
--------------------------------------------------------------------------------
                                                                        214,875
--------------------------------------------------------------------------------

             UNITED STATES - 7.0%
     1,159   AMB Property Corp. - REIT                                   20,688
       743   Ameren Corp.                                                17,282
     2,640   Bank of America Corp.                                       29,753
     1,015   BB&T Corp.                                                  22,756
     1,459   Comerica, Inc.                                              31,631
     1,336   Kimco Realty Corp. - REIT                                   15,618
     2,794   Newell Rubbermaid, Inc.                                     32,159
     1,776   ProLogis - REIT                                             15,078
     1,069   Realty Income Corp. - REIT                                  22,951
     2,802   Regal Entertainment Group - Class A                         35,754
       609   Reynolds American, Inc.                                     24,342
     1,391   Senior Housing Properties Trust - REIT                      23,299
     2,167   Southern Copper Corp.                                       45,355
     2,007   TCF Financial Corp.                                         28,820
     1,297   Weingarten Realty Investors - REIT                          20,596
--------------------------------------------------------------------------------
                                                                        386,082
--------------------------------------------------------------------------------

             TOTAL COMMON STOCKS - 87.1%
             (Cost $4,207,442)                                        4,828,398
--------------------------------------------------------------------------------

             EXCHANGE-TRADED FUNDS - 0.3%
             UNITED STATES - 0.3%
       430   iShares MSCI ACWI Index Fund
             (Cost $14,986)                                              15,179
--------------------------------------------------------------------------------

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------

             INCOME TRUSTS - 6.1%
             CANADA - 6.1%
     8,986   ARC Energy Trust                                      $    142,441
     2,155   Canadian Oil Sands Trust                                    55,065
     5,980   Enerplus Resources Fund                                    140,305
--------------------------------------------------------------------------------
             (Cost $323,285)                                            337,811
--------------------------------------------------------------------------------

             MASTER LIMITED PARTNERSHIPS - 6.3%
             UNITED STATES - 6.3%
     1,238   AllianceBernstein Holding LP                                23,621
       727   Buckeye Partners LP                                         31,254
     1,118   Enbridge Energy Partners LP                                 45,111
       738   Energy Transfer Partners LP                                 31,225
     1,376   Enterprise GP Holdings LP                                   37,248
     1,212   Enterprise Products Partners LP                             31,512
       782   Magellan Midstream Partners LP                              27,331
       583   NuStar Energy LP                                            31,499
       466   ONEOK Partners LP                                           22,550
       701   Plains All American Pipeline LP                             31,040
     1,313   TEPPCO Partners LP                                          39,167
--------------------------------------------------------------------------------
             (Cost $277,282)                                            351,558
--------------------------------------------------------------------------------

             WARRANTS - 0.0%
     1,536   Unione di Banche Italiane SCPA (b)
             (Cost $0)                                                        0
--------------------------------------------------------------------------------

             TOTAL INVESTMENTS - 99.8%
             (Cost $4,822,995)                                        5,532,946
             Other Assets in excess of Liabilities - 0.2%                 8,919
--------------------------------------------------------------------------------

             NET ASSETS - 100.0%                                   $  5,541,865
================================================================================

AB - Stock Company

ADR - American Depositary Receipt

AG - Stock Corporation

Ltd. - Limited

NV - Publicly Traded Company

OYJ - Publicly Traded Company

PLC - Publicly Traded Company

REIT - Real Estate Investment Trust

SA - Corporation

SpA - Limited Share Company

(a)   Non-income producing security.

(b) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $0 which represents 0.0% of net assets.

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 55

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

UEM | Claymore U.S.-1 - The Capital Markets Index ETF

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------

             LONG-TERM INVESTMENTS - 71.9%
             COMMON STOCKS - 37.2%
             CONSUMER DISCRETIONARY - 3.8%
        36   Abercrombie & Fitch Co. - Class A                     $      1,084
        74   Advance Auto Parts, Inc.                                     3,152
       147   Amazon.com, Inc. (a)                                        11,464
       126   American Eagle Outfitters, Inc.                              1,866
        85   Apollo Group, Inc. - Class A (a)                             5,024
        50   AutoZone, Inc. (a)                                           7,607
       120   Bed Bath & Beyond, Inc. (a)                                  3,373
       115   Best Buy Co., Inc.                                           4,036
        39   Black & Decker Corp.                                         1,251
        68   BorgWarner, Inc.                                             2,193
       106   Burger King Holdings, Inc.                                   1,755
       155   Cablevision Systems Corp. - Class A                          2,950
       151   Carmax, Inc. (a)                                             1,693
       211   Carnival Corp. (Panama)                                      5,368
       256   CBS Corp. - Class B                                          1,889
        32   Chipotle Mexican Grill, Inc. - Class A (a)                   2,534
        80   Coach, Inc.                                                  2,102
       948   Comcast Corp. - Class A                                     13,054
       102   Darden Restaurants, Inc.                                     3,689
        73   DeVry, Inc.                                                  3,181
        95   Dick's Sporting Goods, Inc. (a)                              1,691
       345   DIRECTV Group, Inc. (The) (a)                                7,762
       148   Discovery Communications, Inc. - Class A (a)                 3,323
       183   DISH Network Corp. - Class A (a)                             3,001
       186   DR Horton, Inc.                                              1,713
       169   Eastman Kodak Co.                                              441
       142   Expedia, Inc. (a)                                            2,458
       837   Ford Motor Co. (a)                                           4,813
        51   Fortune Brands, Inc.                                         1,785
        75   GameStop Corp. - Class A (a)                                 1,871
       140   Gannett Co., Inc.                                              668
       254   Gap, Inc. (The)                                              4,534
       232   General Motors Corp.                                           174
       137   Genuine Parts Co.                                            4,587
       123   Goodyear Tire & Rubber Co. (The) (a)                         1,408
       184   H&R Block, Inc.                                              2,686
        61   Harley-Davidson, Inc.                                        1,035
       104   Hasbro, Inc.                                                 2,643
       464   Home Depot, Inc.                                            10,746
        34   International Game Technology                                  590
       377   Interpublic Group of Cos., Inc. (a)                          1,975

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
       102   JC Penney Co., Inc.                                   $      2,661
       138   Johnson Controls, Inc.                                       2,750
        99   Kohl's Corp. (a)                                             4,204
        84   Lamar Advertising Co. - Class A (a)                          1,560
       124   Las Vegas Sands Corp. (a)                                    1,229
       126   Lennar Corp. - Class A                                       1,198
       128   Liberty Global, Inc. - Class A (a)                           1,769
       439   Lowe's Cos., Inc.                                            8,345
       112   Limited Brands, Inc.                                         1,401
       126   Macy's, Inc.                                                 1,472
        91   Marriott International, Inc. - Class A                       2,126
       181   Mattel, Inc.                                                 2,825
       309   McDonald's Corp.                                            18,228
       131   McGraw-Hill Cos., Inc. (The)                                 3,942
        95   MGM Mirage (a)                                                 709
        44   Mohawk Industries, Inc. (a)                                  1,684
       122   Newell Rubbermaid, Inc.                                      1,404
       806   News Corp. - Class A                                         7,883
       110   NIKE, Inc. - Class B                                         6,275
       100   Nordstrom, Inc.                                              1,969
       152   Office Depot, Inc. (a)                                         708
       105   Omnicom Group, Inc.                                          3,202
        50   Penn National Gaming, Inc. (a)                               1,653
        39   Polo Ralph Lauren Corp.                                      2,099
        23   priceline.com, Inc. (a)                                      2,532
       175   Pulte Homes, Inc.                                            1,540
       167   Ross Stores, Inc.                                            6,540
        52   Sears Holdings Corp. (a)                                     2,956
        58   Sherwin-Williams Co. (The)                                   3,062
        34   Stanley Works (The)                                          1,214
       209   Staples, Inc.                                                4,274
       246   Starbucks Corp. (a)                                          3,540
        37   Starwood Hotels & Resorts Worldwide, Inc.                      905
       196   Target Corp.                                                 7,703
       213   Thomson Reuters Corp. (Canada)                               6,530
        67   Tiffany & Co.                                                1,901
       255   Time Warner Cable, Inc. (a)                                  7,851
       361   Time Warner, Inc.                                            8,455
       122   TJX Cos., Inc.                                               3,600
        99   Urban Outfitters, Inc. (a)                                   2,021
        50   VF Corp.                                                     2,841
       203   Viacom, Inc. - Class B (a)                                   4,500
       255   Virgin Media, Inc.                                           2,219
       541   Walt Disney Co. (The)                                       13,103

See notes to financial statements.

56 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------

             CONSUMER DISCRETIONARY (CONTINUED)
         6   Washington Post Co. - Class B                         $      2,160
        67   Weight Watchers International, Inc.                          1,570
        39   Whirlpool Corp.                                              1,643
       142   Wyndham Worldwide Corp.                                      1,674
        46   Wynn Resorts Ltd. (a)                                        1,705
       151   Yum! Brands, Inc.                                            5,229
--------------------------------------------------------------------------------
                                                                        321,733
--------------------------------------------------------------------------------

             CONSUMER STAPLES - 4.3%
       547   Altria Group, Inc.                                           9,348
       229   Archer-Daniels-Midland Co.                                   6,302
       124   Avon Products, Inc.                                          3,293
        75   Brown-Forman Corp. - Class B                                 3,289
        46   Bunge Ltd. (Bermuda)                                         2,910
       156   Campbell Soup Co.                                            4,324
       105   Church & Dwight Co., Inc.                                    5,278
        70   Clorox Co.                                                   3,671
       619   Coca-Cola Co. (The)                                         30,430
       204   Coca-Cola Enterprises, Inc.                                  3,399
       142   Colgate-Palmolive Co.                                        9,365
       223   ConAgra Foods, Inc.                                          4,145
       167   Constellation Brands, Inc. - Class A (a)                     1,930
       145   CostCo Wholesale Corp.                                       7,035
       458   CVS Caremark Corp.                                          13,648
       158   Dean Foods Co. (a)                                           2,970
        38   Energizer Holdings, Inc. - (a)                               1,986
        98   Estee Lauder Cos., Inc. (The) - Class A                      3,242
       168   General Mills, Inc.                                          8,598
        66   Hansen Natural Corp. (a)                                     2,421
       121   Hershey Co. (The)                                            4,262
       117   HJ Heinz Co.                                                 4,280
        91   Hormel Foods Corp.                                           3,161
       122   Kellogg Co.                                                  5,276
       125   Kimberly-Clark Corp.                                         6,486
       458   Kraft Foods, Inc. - Class A                                 11,958
       262   Kroger Co. (The)                                             5,974
       101   McCormick & Co., Inc.                                        3,082
        96   Molson Coors Brewing Co. - Class B                           4,223
        92   Pepsi Bottling Group, Inc.                                   3,023
       409   PepsiCo, Inc.                                               21,288
       634   Philip Morris International, Inc.                           27,034
       877   Procter & Gamble Co.                                        45,551
       100   Reynolds American, Inc.                                      3,997
       194   Safeway, Inc.                                                3,930

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
       344   Sara Lee Corp.                                        $      3,092
       119   Smithfield Foods, Inc. (a)                                   1,479
       116   SUPERVALU, Inc.                                              1,926
       231   SysCo Corp.                                                  5,535
       226   Tyson Foods, Inc. - Class A                                  3,010
        75   USANA Health Sciences, Inc. (a)                              1,989
       333   Walgreen Co.                                                 9,920
     1,161   Wal-Mart Stores, Inc.                                       57,748
        91   Whole Foods Market, Inc.                                     1,717
--------------------------------------------------------------------------------
                                                                        367,525
--------------------------------------------------------------------------------

             ENERGY - 4.5%
        49   Alpha Natural Resources, Inc. (a)                            1,350
       158   Anadarko Petroleum Corp.                                     7,549
       107   Apache Corp.                                                 9,016
        75   Arch Coal, Inc.                                              1,390
       120   Baker Hughes, Inc.                                           4,687
       186   BJ Services Co.                                              2,909
        68   Cabot Oil & Gas Corp.                                        2,389
        98   Cameron International Corp. (a)                              3,060
       184   Chesapeake Energy Corp.                                      4,169
       653   Chevron Corp.                                               43,536
        58   Clayton Williams Energy, Inc. (a)                            1,422
        96   CNX Gas Corp. (a)                                            2,951
       431   ConocoPhillips                                              19,757
        72   Consol Energy, Inc.                                          2,964
       113   Continental Resources, Inc. (a)                              3,346
       122   Denbury Resources, Inc. (a)                                  2,097
       124   Devon Energy Corp.                                           7,842
        52   Diamond Offshore Drilling, Inc.                              4,383
       305   El Paso Corp.                                                2,974
        76   ENSCO International, Inc.                                    2,956
        74   EOG Resources, Inc.                                          5,416
        52   Exterran Holdings, Inc. (a)                                  1,035
     1,490   Exxon Mobil Corp.                                          103,332
        70   FMC Technologies, Inc. (a)                                   2,913
        67   Forest Oil Corp. (a)                                         1,274
        91   Frontier Oil Corp.                                           1,590
       278   Halliburton Co.                                              6,375
        83   Helmerich & Payne, Inc.                                      2,903
       114   Hess Corp.                                                   7,591
        97   James River Coal Co. (a)                                     2,175
       219   Marathon Oil Corp.                                           6,982
        75   Murphy Oil Corp.                                             4,426
       150   National Oilwell VarCo, Inc (a)                              5,793

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 57

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------

             ENERGY (CONTINUED)
        74   Newfield Exploration Co. (a)                          $      2,673
       118   Noble Corp. (Switzerland)                                    4,056
        69   Noble Energy, Inc.                                           4,104
       235   Occidental Petroleum Corp.                                  15,771
        32   Patriot Coal Corp. (a)                                         290
       114   Peabody Energy Corp.                                         3,874
        80   Pioneer Natural Resources Co.                                2,250
        71   Plains Exploration & Production Co. (a)                      2,008
       118   Pride International, Inc. (a)                                2,858
       100   Quicksilver Resources, Inc. (a)                              1,125
        71   Range Resources Corp.                                        3,253
        93   Rowan Cos., Inc.                                             1,903
        88   SandRidge Energy, Inc. (a)                                     958
       329   Schlumberger Ltd. (Netherlands Antilles)                    18,829
        93   Smith International, Inc.                                    2,715
       191   Southwestern Energy Co. (a)                                  8,303
       264   Spectra Energy Corp.                                         4,237
        69   Sunoco, Inc.                                                 2,100
       103   Tesoro Corp.                                                 1,745
        47   Ultra Petroleum Corp. (Canada)(a)                            2,128
       171   Valero Energy Corp.                                          3,825
       234   Weatherford International Ltd. (Switzerland) (a)             4,844
       186   Williams Cos., Inc. (The)                                    3,121
       152   XTO Energy, Inc.                                             6,501
--------------------------------------------------------------------------------
                                                                        386,023
--------------------------------------------------------------------------------

             FINANCIALS - 4.8%
        92   Aflac, Inc.                                                  3,266
       172   Allstate Corp. (The)                                         4,426
        73   AMB Property Corp.- REIT                                     1,303
       113   American Capital Ltd.                                          311
       249   American Express Co.                                         6,188
       682   American International Group, Inc.                           1,153
        96   Ameriprise Financial, Inc.                                   2,899
       434   Annaly Capital Management, Inc.- REIT                        6,050
       111   AON Corp.                                                    3,996
       136   Apartment Investment & Management Co.- REIT - Class A        1,285
        60   Assurant, Inc.                                               1,418
        45   AvalonBay Communities, Inc.- REIT                            2,767
     1,600   Bank of America Corp.                                       18,032
       335   Bank of New York Mellon Corp. (The)                          9,306
       216   BB&T Corp.                                                   4,843
        40   BlackRock, Inc.                                              6,380
        59   BOK Financial Corp.                                          2,393

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
        53   Boston Properties, Inc.- REIT                         $      2,561
       155   Capital One Financial Corp.                                  3,788
       189   CB Richard Ellis Group, Inc. - Class A (a)                   1,380
       401   Charles Schwab Corp. (The)                                   7,058
       108   Chubb Corp.                                                  4,282
       113   Cincinnati Financial Corp.                                   2,555
       132   CIT Group, Inc.                                                506
     1,544   Citigroup, Inc.                                              5,744
        17   CME Group, Inc.                                              5,468
       169   CNA Financial Corp.                                          2,452
       113   Comerica, Inc.                                               2,450
       309   Crawford & Co. - Class B (a)                                 1,378
       102   Developers Diversified Realty Corp.- REIT                      501
       231   Discover Financial Services                                  2,208
       830   E*Trade Financial Corp. (a)                                  1,195
        94   Eaton Vance Corp.                                            2,547
       122   Equity Residential- REIT                                     2,969
        47   Federal Realty Investment Trust- REIT                        2,475
       198   Fidelity National Financial, Inc. - Class A                  2,760
       237   Fifth Third BanCorp.                                         1,635
        89   First American Corp.                                         2,031
       110   First Financial Corp.                                        3,702
       111   Forest City Enterprises, Inc. - Class A                        787
        71   Franklin Resources, Inc.                                     4,746
       208   Genworth Financial, Inc. - Class A                           1,231
       126   Goldman Sachs Group, Inc. (The)                             18,216
       109   Hartford Financial Services Group, Inc.                      1,563
       130   HCP, Inc.- REIT                                              3,020
       126   Health Care REIT, Inc.- REIT                                 4,316
       286   Hudson City BanCorp, Inc.                                    3,669
       262   Huntington Bancshares, Inc.                                  1,027
        30   IntercontinentalExchange, Inc. (a)                           3,234
       120   Janus Capital Group, Inc.                                    1,217
     1,184   JPMorgan Chase & Co.                                        43,690
       207   KeyCorp                                                      1,035
       127   KimCo.Realty Corp.- REIT                                     1,485
        65   Legg Mason, Inc.                                             1,253
        88   Leucadia National Corp.                                      1,837
       109   Lincoln National Corp.                                       2,066
       155   Loews Corp.                                                  4,193
        50   M&T Bank Corp.                                               2,515
        58   Macerich Co. (The)- REIT                                       979
         8   Markel Corp. (a)                                             2,280
       195   Marsh & McLennan Cos., Inc.                                  3,689

See notes to financial statements.

58 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------

             FINANCIALS (CONTINUED)
       154   Marshall & Ilsley Corp.                               $      1,013
       193   MetLife, Inc.                                                6,080
       341   MGIC Investment Corp.                                        1,487
       127   Moody's Corp.                                                3,479
       353   Morgan Stanley                                              10,703
        85   NASDAQ OMX Group, Inc. (The) (a)                             1,794
       284   New York Community BanCorp, Inc.                             3,141
        75   Northern Trust Corp.                                         4,324
       105   NYSE Euronext                                                3,150
       231   Old Republic International Corp.                             2,363
       286   People's United Financial, Inc.                              4,519
        79   Plum Creek Timber Co., Inc.- REIT                            2,737
       123   PNC Financial Services Group, Inc.                           5,603
        95   Principal Financial Group, Inc.                              2,109
        56   PrivateBanCorp, Inc.                                         1,122
       263   Progressive Corp. (The)                                      4,242
        95   ProLogis- REIT                                                 807
       126   Prudential Financial, Inc.                                   5,029
        65   Public Storage- REIT                                         4,330
        60   Regency Centers Corp.- REIT                                  2,138
       297   Regions Financial Corp.                                      1,244
        65   Reinsurance Group of America, Inc.                           2,391
       169   Republic BanCorp, Inc. - Class A                             4,098
        76   SEI Investments Co.                                          1,173
        72   Simon Property Group, Inc.- REIT                             3,850
        47   SL Green Realty Corp.- REIT                                  1,076
       278   SLM Corp. (a)                                                1,838
       121   State Street Corp.                                           5,620
       133   SunTrust Banks, Inc.                                         1,752
       265   Synovus Financial Corp.                                        867
        76   T Rowe Price Group, Inc.                                     3,083
       257   TD Ameritrade Holding Corp. (a)                              4,379
       383   TFS Financial Corp.                                          4,370
        34   Torchmark Corp.                                              1,365
        52   Transatlantic Holdings, Inc.                                 2,013
       177   Travelers Cos., Inc. (The)                                   7,197
       190   Unum Group                                                   3,251
       413   US BanCorp                                                   7,930
        83   Ventas, Inc.- REIT                                           2,520
        64   Vornado Realty Trust- REIT                                   2,986
     1,164   Wells Fargo & Co.                                           29,682
         9   White Mountains Insurance Group Ltd. (Bermuda)               1,980

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
       135   WR Berkley Corp.                                      $      2,928
        79   Zions BanCorporation                                         1,081
--------------------------------------------------------------------------------
                                                                        414,553
--------------------------------------------------------------------------------

             HEALTH CARE - 5.0%
       542   Abbott Laboratories                                         24,423
        30   Abraxis Bioscience, Inc. (a)                                 1,540
       164   Aetna, Inc.                                                  4,392
       120   Allergan, Inc.                                               5,296
        89   AmerisourceBergen Corp.                                      3,302
       358   Amgen, Inc. (a)                                             17,879
       118   Amylin Pharmaceuticals, Inc. (a)                             1,336
       217   Baxter International, Inc.                                  11,108
        48   Beckman Coulter, Inc.                                        2,602
        61   Becton Dickinson and Co.                                     4,128
       114   Biogen Idec, Inc. (a)                                        5,904
        68   BioMarin Pharmaceutical, Inc. (a)                              951
       511   Boston Scientific Corp. (a)                                  4,803
       722   Bristol-Myers Squibb Co.                                    14,382
       114   Cardinal Health, Inc.                                        4,076
       156   Celgene Corp. (a)                                            6,589
        77   Cephalon, Inc. (a)                                           4,490
        76   Cerner Corp. (a)                                             4,430
        51   Charles River Laboratories International, Inc. (a)           1,603
       120   CIGNA Corp.                                                  2,660
        41   Covance, Inc. (a)                                            1,723
        73   Coventry Health Care, Inc. (a)                               1,318
        39   CR Bard, Inc.                                                2,788
        75   DaVita, Inc. (a)                                             3,383
        78   DENTSPLY International, Inc.                                 2,282
       331   Eli Lilly & Co.                                             11,443
        96   Express Scripts, Inc. (a)                                    6,149
       137   Forest Laboratories, Inc. (a)                                3,246
       102   Genzyme Corp. (a)                                            6,032
       298   Gilead Sciences, Inc. (a)                                   12,844
        86   Health Net, Inc. (a)                                         1,288
        56   Henry Schein, Inc. (a)                                       2,550
       138   Hologic, Inc. (a)                                            1,748
        86   Hospira, Inc. (a)                                            2,967
        67   Humana, Inc. (a)                                             2,099
       451   Idenix Pharmaceuticals, Inc. (a)                             1,533
        52   Idexx Laboratories, Inc. (a)                                 2,176
        86   Illumina, Inc. (a)                                           3,157
       169   IMS Health, Inc.                                             2,035

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 59

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------

             HEALTH CARE (CONTINUED)
        14   Intuitive Surgical, Inc. (a)                          $      2,096
        73   Inverness Medical Innovations, Inc. (a)                      2,375
       793   Johnson & Johnson                                           43,742
        58   Kinetic Concepts, Inc. (a)                                   1,504
        53   Laboratory Corp. of America Holdings (a)                     3,231
        77   Life Technologies Corp. (a)                                  2,986
        97   McKesson Corp.                                               3,992
       166   Medco Health Solutions, Inc. (a)                             7,618
       290   Medtronic, Inc.                                              9,962
       621   Merck & Co., Inc.                                           17,127
        51   Millipore Corp. (a)                                          3,207
       202   Mylan, Inc. (a)                                              2,668
       110   Patterson Cos., Inc. (a)                                     2,265
     2,019   Pfizer, Inc.                                                30,669
        80   Pharmaceutical Product Development, Inc.                     1,602
       129   Quest Diagnostics, Inc.                                      6,736
       378   Questcor Pharmaceuticals, Inc. (a)                           1,610
        73   ResMed, Inc. (a)                                             2,706
       237   Rigel Pharmaceuticals, Inc. (a)                              1,977
       549   Schering-Plough Corp.                                       13,396
       192   Sequenom, Inc. (a)                                             632
       136   St Jude Medical, Inc. (a)                                    5,307
       115   Stryker Corp.                                                4,421
       152   Thermo Fisher Scientific, Inc. (a)                           5,914
       353   UnitedHealth Group, Inc.                                     9,390
        70   Varian Medical Systems, Inc. (a)                             2,503
       415   Viropharma, Inc. (a)                                         2,884
        60   Waters Corp. (a)                                             2,599
       157   WellPoint, Inc. (a)                                          7,311
       421   Wyeth                                                       18,886
        85   Zimmer Holdings, Inc. (a)                                    3,787
--------------------------------------------------------------------------------
                                                                        421,758
--------------------------------------------------------------------------------

             INDUSTRIALS - 4.0%
       204   3M Co.                                                      11,648
        53   AGCO Corp. (a)                                               1,530
        82   AMETEK, Inc.                                                 2,579
       180   AMR Corp. (a)                                                  801
        77   Avery Dennison Corp.                                         2,122
        85   BE Aerospace, Inc. (a)                                       1,265
       224   Boeing Co. (The)                                            10,046
       109   Burlington Northern Santa Fe Corp.                           7,896
       178   Caterpillar, Inc.                                            6,312
        83   CH Robinson Worldwide, Inc.                                  4,218

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
       124   Cintas Corp.                                          $      2,888
       106   Cooper Industries Ltd. - Class A (Bermuda)                   3,479
       110   Covanta Holding Corp. (a)                                    1,662
       132   CSX Corp.                                                    4,192
        97   Cummins, Inc.                                                3,146
       105   Danaher Corp.                                                6,337
       130   Deere & Co.                                                  5,651
       284   Delta Air Lines, Inc. (a)                                    1,650
       114   Dover Corp.                                                  3,584
        36   Dun & Bradstreet Corp.                                       2,944
        67   Eaton Corp.                                                  2,915
       233   Emerson Electric Co.                                         7,477
       369   Ener1, Inc. (a)                                              2,472
        79   Energy Conversion Devices, Inc. (a)                          1,360
        98   EnergySolutions, Inc.                                          791
        96   Equifax, Inc.                                                2,613
       107   Expeditors International of Washington, Inc.                 3,511
       100   Fastenal Co.                                                 3,322
        97   FedEx Corp.                                                  5,377
        31   First Solar, Inc. (a)                                        5,890
        36   Flowserve Corp.                                              2,649
        78   Fluor Corp.                                                  3,664
        66   Foster Wheeler AG (Switzerland)(a)                           1,750
       122   General Dynamics Corp.                                       6,942
     2,847   General Electric Co.                                        38,378
        68   Goodrich Corp.                                               3,301
        63   Harsco Corp.                                                 1,831
       245   Hertz Global Holdings, Inc. (a)                              1,678
       225   Honeywell International, Inc.                                7,461
        43   IHS, Inc. - Class A (a)                                      2,064
       181   Illinois Tool Works, Inc.                                    5,844
       124   Iron Mountain, Inc. (a)                                      3,379
        94   ITT Corp.                                                    3,871
        58   Jacobs Engineering Group, Inc. (a)                           2,488
       105   JB Hunt Transport Services, Inc.                             3,227
        54   Joy Global, Inc.                                             1,861
       107   KBR, Inc.                                                    1,971
        52   L-3 Communications Holdings, Inc.                            3,823
       113   Lockheed Martin Corp.                                        9,450
        85   Manitowoc Co., Inc.                                            554
        59   Manpower, Inc.                                               2,508
       238   Masco Corp.                                                  2,466
        98   McDermott International, Inc. (Panama)(a)                    2,153
       105   Monster Worldwide, Inc. (a)                                  1,226

See notes to financial statements.

60 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------

             INDUSTRIALS (CONTINUED)
       137   Norfolk Southern Corp.                                $      5,096
       112   Northrop Grumman Corp.                                       5,333
       148   PACCAR, Inc.                                                 4,418
       108   Pall Corp.                                                   2,773
        79   Parker Hannifin Corp.                                        3,339
        91   Pitney Bowes, Inc.                                           2,082
        55   Precision Castparts Corp.                                    4,541
       143   Quanta Services, Inc. (a)                                    3,262
       133   Raytheon Co.                                                 5,938
       245   Republic Services, Inc.                                      5,584
       133   Robert Half International, Inc.                              2,845
        75   Rockwell Automation, Inc.                                    2,302
        86   Rockwell Collins, Inc.                                       3,648
        70   Roper Industries, Inc.                                       3,009
       123   RR Donnelley & Sons Co.                                      1,658
        53   Ryder System, Inc.                                           1,494
        49   Shaw Group, Inc. (The) (a)                                   1,333
       359   Southwest Airlines Co.                                       2,420
       141   Spirit Aerosystems Holdings, Inc. - Class A (a)              1,939
        34   SPX Corp.                                                    1,561
        56   Stericycle, Inc. (a)                                         2,799
        40   SunPower Corp. - Class A (a)                                 1,166
        65   Terex Corp. (a)                                                872
        92   Textron, Inc.                                                1,058
        96   UAL Corp. (a)                                                  447
       160   Union Pacific Corp.                                          7,883
       203   United Parcel Service, Inc. - Class B                       10,381
       270   United Technologies Corp.                                   14,205
        79   USG Corp. (a)                                                  948
       154   Waste Management, Inc.                                       4,249
        54   WW Grainger, Inc.                                            4,257
--------------------------------------------------------------------------------
                                                                        347,057
--------------------------------------------------------------------------------

             INFORMATION TECHNOLOGY - 6.7%
       469   Activision Blizzard, Inc. (a)                                5,666
       202   Adobe Systems, Inc. (a)                                      5,692
       476   Advanced Micro Devices, Inc. (a)                             2,161
        71   Affiliated Computer Services, Inc. - Class A (a)             3,191
       144   Agilent Technologies, Inc. (a)                               2,625
       100   Akamai Technologies, Inc. (a)                                2,226
        61   Alliance Data Systems Corp. (a)                              2,471
       226   Altera Corp.                                                 3,847
       126   Amphenol Corp. - Class A                                     4,207
       154   Analog Devices, Inc.                                         3,759

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
       283   Apple, Inc. (a)                                       $     38,434
       316   Applied Materials, Inc.                                      3,558
       127   Arrow Electronics, Inc. (a)                                  3,072
       126   Autodesk, Inc. (a)                                           2,704
       171   Automatic Data Processing, Inc.                              6,500
       113   Avnet, Inc. (a)                                              2,600
       112   BMC Software, Inc. (a)                                       3,819
       249   Broadcom Corp. - Class A (a)                                 6,345
       229   CA, Inc.                                                     3,996
     1,816   Cisco Systems, Inc. (a)                                     33,596
       112   Citrix Systems, Inc. (a)                                     3,518
       153   Cognizant Technology Solutions Corp. - Class A (a)           3,854
        92   Computer Sciences Corp. (a)                                  3,906
       475   Corning, Inc.                                                6,983
       606   Dell, Inc. (a)                                               7,017
        77   Dolby Laboratories, Inc. - Class A (a)                       2,777
        38   DST Systems, Inc. (a)                                        1,455
       342   eBay, Inc. (a)                                               6,026
       127   Electronic Arts, Inc. (a)                                    2,920
       777   EMC Corp. (a)                                                9,130
        98   Fidelity National Information Services, Inc.                 1,887
        81   Fiserv, Inc. (a)                                             3,431
       109   FLIR Systems, Inc. (a)                                       2,448
        98   Google, Inc. - Class A (a)                                  40,889
       102   Harris Corp.                                                 3,170
         9   Harris Stratex Networks, Inc. - Class A (a)                     45
        73   Hewitt Associates, Inc. - Class A (a)                        2,117
       720   Hewlett-Packard Co.                                         24,732
       163   IAC/InterActiveCorp (a)                                      2,634
     1,589   Intel Corp.                                                 24,979
       383   International Business Machines Corp.                       40,705
       154   Intuit, Inc. (a)                                             4,192
       241   Juniper Networks, Inc. (a)                                   5,960
        90   Kla-Tencor Corp.                                             2,430
        83   Lam Research Corp. (a)                                       2,174
       185   Linear Technology Corp.                                      4,331
       607   LSI Corp. (a)                                                2,713
        46   Mastercard, Inc. - Class A                                   8,111
       101   McAfee, Inc. (a)                                             3,962
        79   MEMC Electronic Materials, Inc. (a)                          1,524
       133   Microchip Technology, Inc.                                   2,869
       481   Micron Technology, Inc. (a)                                  2,434
     2,435   Microsoft Corp.                                             50,867
       185   Molex, Inc.                                                  2,827

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 61

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------

             INFORMATION TECHNOLOGY (CONTINUED)
       951   Motorola, Inc.                                        $      5,763
       173   National Semiconductor Corp.                                 2,401
       181   NCR Corp. (a)                                                1,944
       213   Nvidia Corp. (a)                                             2,222
     1,511   Oracle Corp.                                                29,600
       153   Paychex, Inc.                                                4,188
       588   QUALCOMM, Inc.                                              25,631
       163   Red Hat, Inc. (a)                                            3,252
        63   Salesforce.com, Inc. (a)                                     2,391
       149   SanDisk Corp. (a)                                            2,333
       303   Sun Microsystems, Inc. (a)                                   2,727
       343   Symantec Corp. (a)                                           5,347
       154   Teradata Corp. (a)                                           3,326
       341   Texas Instruments, Inc.                                      6,615
       149   Total System Services, Inc.                                  2,034
       109   VeriSign, Inc. (a)                                           2,552
       200   Visa, Inc. - Class A                                        13,542
       147   VMware, Inc. - Class A (a)                                   4,563
       157   Western Digital Corp. (a)                                    3,901
       282   Western Union Co. (The)                                      4,972
       449   Xerox Corp.                                                  3,053
       295   Xilinx, Inc.                                                 6,118
       465   Yahoo!, Inc. (a)                                             7,366
--------------------------------------------------------------------------------
                                                                        575,327
--------------------------------------------------------------------------------

             MATERIALS - 1.5%
        55   Air Products & Chemicals, Inc.                               3,563
        55   Airgas, Inc.                                                 2,324
        54   AK Steel Holding Corp.                                         772
        79   Albemarle Corp.                                              2,229
       257   Alcoa, Inc.                                                  2,370
        45   Allegheny Technologies, Inc.                                 1,593
        63   Ball Corp.                                                   2,507
        81   Celanese Corp. - Class A                                     1,661
        28   CF Industries Holdings, Inc.                                 2,174
       116   Crown Holdings, Inc. (a)                                     2,726
       262   Dow Chemical Co. (The)                                       4,632
        44   Eastman Chemical Co.                                         1,823
        93   Ecolab, Inc.                                                 3,474
       213   EI Du Pont de Nemours & Co.                                  6,064
        46   FMC Corp.                                                    2,500
       129   Freeport-McMoRan Copper & Gold, Inc.                         7,021
       121   Huntsman Corp.                                                 765

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
       125   Innophos Holdings, Inc.                               $      1,949
        72   International Flavors & Fragrances, Inc.                     2,297
       155   International Paper Co.                                      2,227
        51   Lubrizol Corp.                                               2,278
        27   Martin Marietta Materials, Inc.                              2,200
       100   MeadWestvaco Corp.                                           1,597
       157   Monsanto Co.                                                12,898
       146   Mosaic Co. (The)                                             7,986
       141   Newmont Mining Corp.                                         6,891
       102   Nucor Corp.                                                  4,479
        63   Owens-Illinois, Inc. (a)                                     1,804
       123   Pactiv Corp. (a)                                             2,755
        69   PPG Industries, Inc.                                         3,068
        87   Praxair, Inc.                                                6,368
        49   Reliance Steel & Aluminum Co.                                1,862
       119   Sealed Air Corp.                                             2,381
        51   Sigma-Aldrich Corp.                                          2,471
       269   Southern Copper Corp.                                        5,630
       106   Steel Dynamics, Inc.                                         1,584
        60   Terra Industries, Inc.                                       1,667
       127   Titanium Metals Corp.                                        1,176
        46   United States Steel Corp.                                    1,568
        52   Vulcan Materials Co.                                         2,303
         9   Walter Energy, Inc.                                            294
        79   Weyerhaeuser Co.                                             2,653
--------------------------------------------------------------------------------
                                                                        130,584
--------------------------------------------------------------------------------

             TELECOMMUNICATION SERVICES - 1.2%
       142   American Tower Corp. - Class A (a)                           4,526
     1,697   AT&T, Inc.                                                  42,069
        94   CenturyTel, Inc.                                             2,900
        80   Crown Castle International Corp. (a)                         1,941
        84   Embarq Corp.                                                 3,530
       287   Frontier Communications Corp.                                2,089
       189   MetroPCS Communications, Inc. (a)                            3,238
        86   NII Holdings, Inc. (a)                                       1,760
       725   Qwest Communications International, Inc.                     3,161
       915   Sprint Nextel Corp. (a)                                      4,712
        56   Telephone & Data Systems, Inc.                               1,697
        37   United States Cellular Corp. (a)                             1,537
       883   Verizon Communications, Inc.                                25,837
       206   Windstream Corp.                                             1,732
--------------------------------------------------------------------------------
                                                                        100,729
--------------------------------------------------------------------------------

See notes to financial statements.

62 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------

             UTILITIES - 1.4%
       255   AES Corp. (The) (a)                                   $      2,547
        58   Allegheny Energy, Inc.                                       1,450
       111   Alliant Energy Corp.                                         2,634
        78   Ameren Corp.                                                 1,814
       113   American Electric Power Co., Inc.                            2,976
       294   Centerpoint Energy, Inc.                                     2,975
       213   CMS Energy Corp.                                             2,415
       101   Consolidated Edison, Inc.                                    3,581
        44   Constellation Energy Group, Inc.                             1,200
        20   Dominion Resources, Inc.                                       636
       105   DTE Energy Co.                                               3,176
       387   Duke Energy Corp.                                            5,476
       515   Dynegy, Inc. - Class A (a)                                   1,035
        85   Edison International                                         2,485
        53   Energen Corp.                                                1,973
        42   Entergy Corp.                                                3,134
        58   EQT Corp.                                                    2,161
       107   Exelon Corp.                                                 5,137
        24   FirstEnergy Corp.                                              907
        68   FPL Group, Inc.                                              3,844
        94   Integrys Energy Group, Inc.                                  2,546
       149   MDU Resources Group, Inc.                                    2,751
        64   Mirant Corp. (a)                                               999

 NUMBER OF
    SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
        85   National Fuel Gas Co.                                 $      2,850
       238   NiSource, Inc.                                               2,544
       152   Northeast Utilities                                          3,160
       111   NRG Energy, Inc. (a)                                         2,498
       255   NSTAR                                                        7,668
        79   Oneok, Inc.                                                  2,315
       144   Pepco Holdings, Inc.                                         1,869
       106   PG&E Corp.                                                   3,891
       108   Pinnacle West Capital Corp.                                  2,986
        58   PPL Corp.                                                    1,883
        91   Progress Energy, Inc.                                        3,231
       114   Public Service Enterprise Group, Inc.                        3,633
        52   Questar Corp.                                                1,762
       172   RRI Energy, Inc. (a)                                           943
       101   SCANA Corp.                                                  3,032
        75   Sempra Energy                                                3,426
       296   Southern Co. (The)                                           8,409
       277   TECO Energy, Inc.                                            3,108
        78   Wisconsin Energy Corp.                                       3,078
       203   Xcel Energy, Inc.                                            3,481
--------------------------------------------------------------------------------
                                                                        123,619
--------------------------------------------------------------------------------

             TOTAL COMMON STOCK - 37.2%
             (Cost $4,544,833)                                        3,188,908
--------------------------------------------------------------------------------

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 63

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

  PRINCIPAL                                          RATING
     AMOUNT   DESCRIPTION                            (S&P)*   COUPON   MATURITY         VALUE
---------------------------------------------------------------------------------------------
              CORPORATE BONDS - 8.4%
              CONSUMER DISCRETIONARY - 0.5%
$     3,000   CBS Corp.                              BBB      7.875%    7/30/30   $     2,447
      6,000   Home Depot, Inc.                       BBB+     5.200%     3/1/11         6,200
      2,000   Home Depot, Inc.                       BBB+     5.400%     3/1/16         1,962
      1,000   McDonald's Corp.                       A        6.300%   10/15/37         1,058
      4,000   Omnicom Group, Inc.                    A-       5.900%    4/15/16         3,720
      4,000   Thomson Reuters Corp.(Canada)          A-       5.700%    10/1/14         4,013
      4,000   Time Warner Cable, Inc.                BBB      5.850%     5/1/17         3,951
      6,000   Time Warner, Inc.                      BBB      6.750%    4/15/11         6,284
      2,000   Time Warner, Inc.                      BBB      7.625%    4/15/31         1,821
      1,000   Viacom, Inc.                           BBB      6.875%    4/30/36           849
     12,000   Walt Disney Co.                        A        6.375%     3/1/12        13,129
---------------------------------------------------------------------------------------------
                                                                                       45,434
---------------------------------------------------------------------------------------------

              CONSUMER STAPLES - 0.6%
      4,000   Bottling Group LLC                     A        5.500%     4/1/16         4,151
      4,000   Coca-Cola Enterprises, Inc.            A        8.500%     2/1/22         5,071
      4,000   CVS Caremark Corp.                     BBB+     5.750%     6/1/17         3,995
     12,000   Kellogg Co.                            BBB+     6.600%     4/1/11        12,928
      4,000   Kimberly-Clark Corp.                   A        6.125%     8/1/17         4,312
      6,000   Kraft Foods, Inc.                      BBB+     5.625%    11/1/11         6,380
      2,000   Kroger Co.(The)                        BBB-     6.400%    8/15/17         2,092
      4,000   Miller Brewing Co.(b)                  BBB+     5.500%    8/15/13         3,985
      8,000   Procter & Gamble Co.(The)              AA-      5.550%     3/5/37         7,866
      3,000   Safeway, Inc.                          BBB      5.800%    8/15/12         3,114
---------------------------------------------------------------------------------------------
                                                                                       53,894
---------------------------------------------------------------------------------------------

              ENERGY - 0.5%
      5,000   Anadarko Petroleum Corp.               BBB-     5.950%    9/15/16         4,782
      4,000   ConocoPhillips Holding Co.             A        6.950%    4/15/29         4,109
      1,000   Energy Transfer Partners LP            BBB-     6.625%   10/15/36           841
      3,000   Enterprise Products Operating LLC      BBB-     5.600%   10/15/14         2,949
      7,000   Hess Corp.                             BBB-     6.650%    8/15/11         7,436
      6,000   Kinder Morgan Energy Partners LP       BBB      5.000%   12/15/13         5,916
      4,000   ONEOK Partners LP                      BBB      6.150%    10/1/16         3,814
      3,000   Spectra Energy Capital LLC             BBB      8.000%    10/1/19         3,121
      4,000   Transocean, Inc.(Cayman Islands)       BBB+     6.000%    3/15/18         4,008
      1,000   Valero Energy Corp.                    BBB      6.625%    6/15/37           821
      3,000   Williams Cos., Inc.(The)               BB+      8.750%    3/15/32         2,880
      2,000   XTO Energy, Inc.                       BBB      6.750%     8/1/37         1,985
---------------------------------------------------------------------------------------------
                                                                                       42,662
---------------------------------------------------------------------------------------------

  PRINCIPAL                                          RATING
     AMOUNT   DESCRIPTION                            (S&P)*   COUPON   MATURITY         VALUE
---------------------------------------------------------------------------------------------
              FINANCIALS - 3.6%
$     3,000   Allstate Corp.(The)                    A-       5.550%     5/9/35   $     2,330
      6,000   American Express Co.                   BBB+     5.500%    9/12/16         5,468
      6,000   American General Finance Corp.         BB+      3.875%    10/1/09         5,591
      4,000   American International Group, Inc.     A-       5.850%    1/16/18         1,695
     15,000   Bank of America Corp.                  A        5.625%   10/14/16        12,969
      5,000   Bank of America Corp.                  A        5.750%    12/1/17         4,466
     10,000   Bear Stearns Cos.LLC (The)             A+       4.500%   10/28/10        10,270
      6,000   Bear Stearns Cos.LLC (The)             A+       5.700%   11/15/14         6,121
     10,000   Berkshire Hathaway Finance Corp.       AAA      4.125%    1/15/10        10,198
      3,000   Capital One Financial Corp.            BBB      6.150%     9/1/16         2,522
      1,000   Chubb Corp.                            A+       6.000%    5/11/37           957
      6,000   Citigroup, Inc.                        A        5.300%   10/17/12         5,753
      9,000   Citigroup, Inc.                        A        6.125%   11/21/17         8,067
      3,000   Citigroup, Inc.                        A-       6.625%    6/15/32         2,326
     10,000   Credit Suisse USA, Inc.                A+       6.125%   11/15/11        10,593
     12,000   Daimler Finance North America LLC      A-       7.200%     9/1/09        12,073
      1,000   Daimler Finance North America LLC      A-       8.500%    1/18/31           996
      6,000   Devon Financing Corp.ULC (Canada)      BBB+     6.875%    9/30/11         6,504
     15,000   General Electric Capital Corp.         AA+      5.250%   10/19/12        15,191
      9,000   General Electric Capital Corp.         AA+      5.375%   10/20/16         8,768
      4,000   General Electric Capital Corp.         AA+      5.875%    2/15/12         4,110
     10,000   General Electric Capital Corp.         AA+      6.750%    3/15/32         8,936
     15,000   Goldman Sachs Group, Inc.              A        6.125%    2/15/33        13,732
     10,000   HSBC Finance Corp.                     A        6.375%   10/15/11        10,116
      3,000   Jefferies Group, Inc.                  BBB      6.250%    1/15/36         1,758
     12,000   John Deere Capital Corp.               A        7.000%    3/15/12        13,039
     15,000   JPMorgan Chase & Co.                   A        5.150%    10/1/15        14,468
      1,000   JPMorgan Chase & Co.                   A+       6.000%    1/15/18           995
      2,000   JPMorgan Chase & Co.                   A        7.000%   11/15/09         2,037
      3,000   Marsh & McLennan Cos., Inc.            BBB-     5.375%    7/15/14         2,828
      9,000   Merrill Lynch & Co., Inc.              A        6.400%    8/28/17         8,158
      6,000   MetLife, Inc.                          A-       5.700%    6/15/35         4,972
     10,000   Morgan Stanley                         A-       4.750%     4/1/14         9,150
      4,000   Morgan Stanley                         A        5.300%     3/1/13         4,012
     21,000   National Rural Utilities
              Cooperative Finance Corp.              A        7.250%     3/1/12        22,402
      4,000   News America, Inc.                     BBB+     6.400%   12/15/35         3,307
      4,000   PNC Funding Corp.                      A-       7.500%    11/1/09         4,076
      3,000   Principal Financial Group, Inc.        BBB+     6.050%   10/15/36         2,359
      3,000   ProLogis                               BBB-     5.625%   11/15/16         2,265

See notes to financial statements.

64 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

  PRINCIPAL                                          RATING
     AMOUNT   DESCRIPTION                            (S&P)*   COUPON   MATURITY        VALUE
------------------------------------------------------------------------------------------
              FINANCIALS (CONTINUED)
$     3,000   Prudential Financial, Inc.             A+       6.000%    12/1/17   $     2,780
      3,000   Realty Income Corp.                    BBB      6.750%    8/15/19         2,602
      3,000   Simon Property Group LP                A-       5.250%    12/1/16         2,597
      3,000   Swiss Re Insurance Solutions
                 Holding Corp.                       A-       7.000%    2/15/26         2,315
      3,000   Travelers Cos., Inc.(The)              A-       6.250%    6/15/37         2,949
      6,000   Unilever Capital Corp.                 A+       7.125%    11/1/10         6,464
     15,000   Wachovia Corp.                         AA-      5.250%     8/1/14        14,476
     10,000   Wells Fargo & Co.                      AA       4.875%    1/12/11        10,325
---------------------------------------------------------------------------------------------
                                                                                      310,086
---------------------------------------------------------------------------------------------

              HEALTH CARE - 0.9%
     15,000   Abbott Laboratories                    AA       5.600%    5/15/11        16,138
      4,000   Abbott Laboratories                    AA       5.875%    5/15/16         4,286
      4,000   Aetna, Inc.                            A-       6.000%    6/15/16         3,875
      4,000   Bristol-Myers Squibb Co.               A+       5.875%   11/15/36         4,019
      3,000   CIGNA Corp.                            BBB      7.875%    5/15/27         2,274
      2,000   Humana, Inc.                           BBB      6.450%     6/1/16         1,663
     15,000   Merck & Co., Inc                       AA-      4.750%     3/1/15        15,642
      3,000   Schering-Plough Corp.                  A-       6.000%    9/15/17         3,095
     15,000   UnitedHealth Group, Inc.               A-       5.250%    3/15/11        15,411
      6,000   WellPoint, Inc.                        A-       5.250%    1/15/16         5,529
      4,000   Wyeth                                  A+       5.950%     4/1/37         4,065
---------------------------------------------------------------------------------------------
                                                                                       75,997
---------------------------------------------------------------------------------------------

              INDUSTRIALS - 0.1%
      3,000   Caterpillar, Inc.                      A        6.050%    8/15/36         2,747
      2,000   Lockheed Martin Corp.                  A-       6.150%     9/1/36         2,018
      1,000   Norfolk Southern Corp.                 BBB+     7.050%     5/1/37         1,066
      4,000   United Technologies Corp.              A        4.875%     5/1/15         4,185
---------------------------------------------------------------------------------------------
                                                                                       10,016
---------------------------------------------------------------------------------------------

              INFORMATION TECHNOLOGY - 0.4%
      3,000   Cisco Systems, Inc.                    A+       5.250%    2/22/11         3,186
     21,000   International Business Machines Corp.  A+       4.750%   11/29/12        22,354
      4,000   Oracle Corp.                           A        5.250%    1/15/16         4,152
      4,000   Western Union Co.(The)                 A-       5.930%    10/1/16         3,846
---------------------------------------------------------------------------------------------
                                                                                       33,538
---------------------------------------------------------------------------------------------

              MATERIALS - 0.1%
      6,000   Weyerhaeuser Co.                       BBB-     6.750%    3/15/12         5,970
---------------------------------------------------------------------------------------------

  PRINCIPAL                                          RATING
     AMOUNT   DESCRIPTION                            (S&P)*   COUPON   MATURITY        VALUE
---------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES - 1.0%
$    15,000   AT&T, Inc.                             A        5.100%    9/15/14   $    15,541
      3,000   AT&T, Inc.                             A        5.625%    6/15/16         3,054
     19,000   Comcast Cable Communications
                 Holdings, Inc.                      BBB+     8.375%    3/15/13        21,164
      3,000   Comcast Cable Communications LLC       BBB+     7.125%    6/15/13         3,227
      6,000   COX Communications, Inc.               BBB-     5.450%   12/15/14         5,921
      4,000   Historic TW, Inc.                      BBB      9.125%    1/15/13         4,343
     12,000   New Cingular Wireless Services, Inc.   A        7.875%     3/1/11        13,043
     11,000   Verizon Global Funding Corp.           A        7.375%     9/1/12        12,366
      2,000   Verizon Global Funding Corp.           A        7.750%    12/1/30         2,181
---------------------------------------------------------------------------------------------
                                                                                       80,840
---------------------------------------------------------------------------------------------

              UTILITIES - 0.7%
      8,000   Arizona Public Service Co.             BBB-     6.375%   10/15/11         8,318
      4,000   Commonwealth Edison Co.                BBB+     5.950%    8/15/16         4,019
      4,000   Consolidated Edison Co.of
                 New York, Inc.                      A-       5.500%    9/15/16         4,129
      4,000   Constellation Energy Group, Inc.       BBB      4.550%    6/15/15         3,372
      3,000   Duke Energy Ohio, Inc.                 A-       5.700%    9/15/12         3,046
      2,000   Energy East Corp.                      A-       6.750%    7/15/36         1,758
      3,000   FirstEnergy Corp.                      BBB-     7.375%   11/15/31         2,602
      3,000   Indiana Michigan Power Co.             BBB      6.050%    3/15/37         2,546
      6,000   Midamerican Energy Holdings Co.        BBB+     6.125%     4/1/36         5,550
      3,000   Pacific Gas & Electric Co.             BBB+     6.050%     3/1/34         3,026
      4,000   Pepco Holdings, Inc.                   BBB-     6.450%    8/15/12         4,133
      2,000   Progress Energy, Inc.                  BBB      6.850%    4/15/12         2,136
      8,000   Progress Energy, Inc.                  BBB      7.100%     3/1/11         8,562
      4,000   Southern Power Co.                     BBB+     4.875%    7/15/15         3,769
      3,000   Virginia Electric and Power Co.        A-       6.000%    5/15/37         3,007
---------------------------------------------------------------------------------------------
                                                                                       59,973
---------------------------------------------------------------------------------------------
              TOTAL CORPORATE BONDS - 8.4%
              (Cost $742,757)                                                         718,410
---------------------------------------------------------------------------------------------

              U.S. GOVERNMENT AND AGENCY
              SECURITIES - 26.3%
              MORTGAGE BACKED SECURITIES-- 12.8%
    140,000   Fannie Mae (d)                         AAA      4.500%        TBA       143,325
     60,000   Fannie Mae (d)                         AAA      5.000%        TBA        61,425
    180,000   Fannie Mae (d)                         AAA      5.500%        TBA       186,075
    150,000   Fannie Mae (d)                         AAA      6.500%        TBA       159,797
    160,000   Ginnie Mae (d)                         AAA      5.500%        TBA       165,900
    150,000   Freddie Mac (d)                        AAA      5.500%        TBA       154,922
    210,000   Freddie Mac (d)                        AAA      6.000%        TBA       219,647
---------------------------------------------------------------------------------------------
                                                                                    1,091,091
---------------------------------------------------------------------------------------------

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 65

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

  PRINCIPAL                                          RATING
     AMOUNT   DESCRIPTION                            (S&P)*   COUPON   MATURITY         VALUE
---------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY
              SECURITIES - 3.6%
$    41,000   Fannie Mae                             AAA      5.375%    7/15/16   $    45,842
      6,000   Fannie Mae                             AAA      5.500%    3/15/11         6,476
     36,000   Fannie Mae                             AAA      6.000%    5/15/11        39,423
      2,000   Fannie Mae                             AAA      6.625%   11/15/30         2,438
     12,000   Federal Farm Credit Bank               AAA      4.875%    2/18/11        12,788
     10,000   Federal Home Loan Banks                AAA      3.875%    6/14/13        10,540
     25,000   Federal Home Loan Banks                AAA      4.375%    3/17/10        25,742
     20,000   Federal Home Loan Banks                AAA      4.625%    2/18/11        21,228
     10,000   Federal Home Loan Banks                AAA      4.750%   12/16/16        10,752
     15,000   Federal Home Loan Banks                AAA      4.875%   11/18/11        16,197
     20,000   Federal Home Loan Banks                AAA      5.750%    5/15/12        22,229
     36,000   Freddie Mac                            AAA      4.500%    1/15/14        38,876
     40,000   Freddie Mac                            AAA      5.125%    7/15/12        43,971
     11,000   Freddie Mac                            AAA      6.250%    7/15/32        12,920
---------------------------------------------------------------------------------------------
                                                                                      309,422
---------------------------------------------------------------------------------------------

              U.S. TREASURY SECURITIES - 9.9%
     25,000   United States Treasury Note/Bond       NR       2.000%    9/30/10        25,470
     90,000   United States Treasury Note/Bond       NR       2.750%    7/31/10        92,313
     25,000   United States Treasury Note/Bond       NR       2.875%    1/31/13        26,055
     15,000   United States Treasury Note/Bond       NR       3.625%    5/15/13        16,018
     15,000   United States Treasury Note/Bond       NR       3.750%   11/15/18        15,330
      5,000   United States Treasury Note/Bond       NR       3.875%    2/15/13         5,385
     49,000   United States Treasury Note/Bond       NR       4.000%    4/15/10        50,524
      9,000   United States Treasury Note/Bond       NR       4.000%   11/15/12         9,747
     27,000   United States Treasury Note/Bond       NR       4.000%    2/15/14        29,107
     40,000   United States Treasury Note/Bond       NR       4.125%    5/15/15        43,153
     70,000   United States Treasury Note/Bond       NR       4.250%    9/30/12        76,169
     16,000   United States Treasury Note/Bond       NR       4.250%   11/15/13        17,430
     15,000   United States Treasury Note/Bond       NR       4.250%    8/15/14        16,357

  PRINCIPAL                                          RATING
     AMOUNT   DESCRIPTION                            (S&P)*   COUPON   MATURITY         VALUE
---------------------------------------------------------------------------------------------
$     3,000   United States Treasury Note/Bond       NR       4.250%   11/15/17   $     3,215
      9,000   United States Treasury Note/Bond       NR       4.500%   11/30/11         9,743
     30,000   United States Treasury Note/Bond       NR       4.500%    2/15/36        30,698
     10,000   United States Treasury Note/Bond       NR       4.500%    5/15/38        10,266
     24,000   United States Treasury Note/Bond       NR       4.625%   11/15/16        26,432
     24,000   United States Treasury Note/Bond       NR       4.750%    8/15/17        26,586
     14,000   United States Treasury Note/Bond       NR       5.125%    5/15/16        15,860
      8,000   United States Treasury Note/Bond       NR       5.750%    8/15/10         8,500
     18,000   United States Treasury Note/Bond       NR       6.125%    8/15/29        22,309
     30,000   United States Treasury Note/Bond       NR       6.250%    8/15/23        36,389
     14,000   United States Treasury Note/Bond       NR       6.375%    8/15/27        17,612
     28,000   United States Treasury Note/Bond       NR       6.625%    2/15/27        36,024
     35,000   United States Treasury Note/Bond       NR       7.250%    5/15/16        44,220
      6,000   United States Treasury Note/Bond       NR       7.875%    2/15/21         8,150
     27,000   United States Treasury Note/Bond       NR       8.000%   11/15/21        37,273
     14,000   United States Treasury Note/Bond       NR       8.750%    8/15/20        20,081
     35,000   United States Treasury Note/Bond       NR       8.875%    2/15/19        50,050
     15,000   United States Treasury Note/Bond       NR       9.125%    5/15/18        21,572
---------------------------------------------------------------------------------------------
                                                                                      848,038
---------------------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT AND AGENCY
              SECURITIES - 26.3%
              (Cost $2,223,683)                                                     2,248,551
---------------------------------------------------------------------------------------------

  NUMBER OF
     SHARES   DESCRIPTION                                                               VALUE
---------------------------------------------------------------------------------------------
              MASTER LIMITED PARTNERSHIP - 0.0%
        113   Och-Ziff Capital Management Group LLC -
              Class A
              (Cost $2,420)                                                             1,116
---------------------------------------------------------------------------------------------

              TOTAL LONG-TERM INVESTMENTS - 71.9%
              (Cost $7,513,693)                                                     6,156,985
---------------------------------------------------------------------------------------------

See notes to financial statements.

66 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

  PRINCIPAL                                          RATING
     AMOUNT   DESCRIPTION                            (S&P)*   COUPON   MATURITY         VALUE
---------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS - 26.0%
              CORPORATE BONDS - 2.1%
              FINANCIALS - 1.1%
$    90,000   FleetBoston Financial Corp.            A-       7.375%    12/1/09   $    90,948
---------------------------------------------------------------------------------------------

              INDUSTRIALS - 0.5%
     42,000   United Technologies Corp.              A        6.500%     6/1/09        42,000
---------------------------------------------------------------------------------------------

              TELECOMMUNICATION SERVICES - 0.5%
     42,000   AT&T, Inc.                             A        4.125%    9/15/09        42,331
---------------------------------------------------------------------------------------------
              TOTAL CORPORATE BONDS - 2.1%                                            175,279
---------------------------------------------------------------------------------------------

              U.S. GOVERNMENT AND AGENCY
              SECURITIES - 20.6%
    450,000   Fannie Mae                             AAA      6.625%    9/15/09       458,009
     55,000   Fannie Mae Discount Notes (c )         AAA      0.085%    6/10/09        54,998
    300,000   Fannie Mae Discount Notes (c )         AAA      0.148%     7/8/09       299,957
    400,000   Freddie Mac                            AAA      4.125%     9/1/09       403,625
    150,000   Freddie Mac                            AAA      4.250%    7/15/09       150,725
    131,000   Freddie Mac Discount Notes (c )        AAA      0.165%    7/20/09       130,975
    280,000   Freddie Mac Discount Notes (c )        AAA      0.172%    8/10/09       279,913
---------------------------------------------------------------------------------------------
                                                                                    1,778,202
---------------------------------------------------------------------------------------------

              U.S. TREASURY SECURITIES - 3.3%
    164,000   United States Treasury Bill (c )       NR       0.176%    8/13/09       163,958
     27,000   United States Treasury Note/Bond       NR       2.125%    1/31/10        27,313
     26,000   United States Treasury Note/Bond       NR       3.375%    9/15/09        26,235
     35,000   United States Treasury Note/Bond       NR       3.625%    7/15/09        35,145
     26,000   United States Treasury Note/Bond       NR       3.625%   10/31/09        26,355
---------------------------------------------------------------------------------------------
                                                                                      279,006
---------------------------------------------------------------------------------------------
              TOTAL SHORT-TERM INVESTMENTS - 26.0%
              (Cost $2,232,397)                                                     2,232,487
---------------------------------------------------------------------------------------------
              TOTAL INVESTMENTS - 97.9%
              (Cost $9,746,090)                                                     8,389,472
---------------------------------------------------------------------------------------------
              Other Assets in excess of Liabilities - 2.1%                            178,210
---------------------------------------------------------------------------------------------
              NET ASSETS - 100.0%                                                 $ 8,567,682
=============================================================================================

AG - Stock Corporation

LLC- Limited Liability Company

LP - Limited Partnership

REIT - Real Estate Investment Trust

TBA - To be announced; maturity date has not yet been established.

(a)   Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities amounted to $3,985 which represents 0.05% of net assets.

(c)   Zero-coupon bond. Interest rate shown reflects yield as of May 31, 2009.

(d)   When-Issued Security.

Securities are classified by sectors that represent broad groupings of related industries.

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

* Ratings shown are per Standard & Poor's. For securities not rated by Standard and Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided. Securities classified as NR are not rated by Standard & Poor's or Moody's. Although not rated, U.S. Treasury Securities have an implied rating of AAA/Aaa from Standard & Poor's and Moody's, respectively. Ratings are unaudited.

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 67

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

UBD | Claymore U.S. Capital Markets Bond ETF

  PRINCIPAL                                          RATING
     AMOUNT   DESCRIPTION                            (S&P)*   COUPON   MATURITY         VALUE
---------------------------------------------------------------------------------------------
              CORPORATE BONDS - 26.6%
              BANKING - 1.9%
$    25,000   Bank of America Corp.                  A        5.625%   10/14/16   $    21,616
      5,000   Bank of America Corp.                  A        5.750%   12/01/17         4,466
      5,000   BB&T Corp.                             A        5.250%   11/01/19         4,355
     10,000   PNC Funding Corp.                      A-       7.500%   11/01/09        10,189
     25,000   Wachovia Corp.                         AA-      5.250%   08/01/14        24,126
     25,000   Wells Fargo & Co.                      AA       4.875%   01/12/11        25,812
      5,000   Wells Fargo & Co.                      AA       5.250%   10/23/12         5,162
---------------------------------------------------------------------------------------------
                                                                                       95,726
---------------------------------------------------------------------------------------------

              CONSUMER DISCRETIONARY - 3.3%
      3,000   CBS Corp.                              BBB      7.875%   07/30/30         2,447
     31,000   Comcast Cable Communications
              Holdings, Inc.                         BBB+     8.375%   03/15/13        34,531
      5,000   Comcast Cable Communications LLC       BBB+     7.125%   06/15/13         5,378
     10,000   COX Communications, Inc.               BBB-     5.450%   12/15/14         9,868
     20,000   Daimler Finance North America LLC      A-       7.200%   09/01/09        20,121
      2,000   Daimler Finance North America LLC      A-       8.500%   01/18/31         1,992
      6,000   Historic TW, Inc.                      BBB      9.125%   01/15/13         6,514
     10,000   Home Depot, Inc.                       BBB+     5.200%   03/01/11        10,333
      5,000   Home Depot, Inc.                       BBB+     5.400%   03/01/16         4,905
      2,000   McDonald's Corp.                       A        6.300%   10/15/37         2,115
     10,000   News America, Inc.                     BBB+     6.400%   12/15/35         8,268
      6,000   Omnicom Group, Inc.                    A-       5.900%   04/15/16         5,581
      6,000   Thomson Reuters Corp.(Canada)          A-       5.700%   10/01/14         6,019
      6,000   Time Warner Cable, Inc.                BBB      5.850%   05/01/17         5,926
     10,000   Time Warner, Inc.                      BBB      6.750%   04/15/11        10,474
      5,000   Time Warner, Inc.                      BBB      7.625%   04/15/31         4,553
      4,000   Viacom, Inc.                           BBB      6.875%   04/30/36         3,397
     20,000   Walt Disney Co.                        A        6.375%   03/01/12        21,881
---------------------------------------------------------------------------------------------
                                                                                      164,303
---------------------------------------------------------------------------------------------

              CONSUMER STAPLES - 2.3%
      6,000   Bottling Group LLC                     A        5.500%   04/01/16         6,226
      7,000   Coca-Cola Enterprises, Inc.            A        8.500%   02/01/22         8,874
     10,000   CVS Caremark Corp.                     BBB+     5.750%   06/01/17         9,987
     20,000   Kellogg Co.                            BBB+     6.600%   04/01/11        21,546
     10,000   Kimberly-Clark Corp.                   A        6.125%   08/01/17        10,780
     10,000   Kraft Foods, Inc.                      BBB+     5.625%   11/01/11        10,633
      5,000   Kroger Co.                             BBB-     6.400%   08/15/17         5,230
      6,000   Miller Brewing Co. (a)                 BBB+     5.500%   08/15/13         5,977
     20,000   Procter & Gamble Co.                   AA-      5.550%   03/05/37        19,665
      5,000   Safeway, Inc.                          BBB      5.800%   08/15/12         5,190
     10,000   Unilever Capital Corp.                 A+       7.125%   11/01/10        10,773
---------------------------------------------------------------------------------------------
                                                                                      114,881
---------------------------------------------------------------------------------------------

  PRINCIPAL                                          RATING
     AMOUNT   DESCRIPTION                            (S&P)*   COUPON   MATURITY         VALUE
---------------------------------------------------------------------------------------------
              ENERGY - 1.4%
$    10,000   Anadarko Petroleum Corp.               BBB-     5.950%   09/15/16   $     9,564
      2,000   Apache Corp.                           A-       6.000%   01/15/37         1,992
     10,000   ConocoPhillips Holding Co.             A        6.950%   04/15/29        10,271
     10,000   Devon Financing Corp.ULC (Canada)      BBB+     6.875%   09/30/11        10,840
      5,000   Enterprise Products Operating LLC      BBB-     5.600%   10/15/14         4,915
     13,000   Hess Corp.                             BBB-     6.650%   08/15/11        13,810
      7,000   ONEOK Partners LP                      BBB      6.150%   10/01/16         6,675
      7,000   Transocean, Inc.(Ivory Coast)          BBB+     6.000%   03/15/18         7,015
      3,000   Valero Energy Corp.                    BBB      6.625%   06/15/37         2,462
      5,000   XTO Energy, Inc.                       BBB      6.750%   08/01/37         4,962
---------------------------------------------------------------------------------------------
                                                                                       72,506
---------------------------------------------------------------------------------------------

              FINANCIAL - 9.0%
      5,000   Allstate Corp.                         A-       5.550%   05/09/35         3,884
     10,000   American Express Co.                   BBB+     5.500%   09/12/16         9,114
     15,000   American General Finance Corp.         BB+      3.875%   10/01/09        13,977
      6,000   American International Group, Inc.     A-       5.850%   01/16/18         2,543
     25,000   Bear Stearns Cos., LLC                 A+       4.500%   10/28/10        25,674
     10,000   Bear Stearns Cos., LLC                 A+       5.700%   11/15/14        10,201
     25,000   Berkshire Hathaway Finance Corp.       AAA      4.125%   01/15/10        25,496
      5,000   Capital One Financial Corp.            BBB      6.150%   09/01/16         4,203
      2,000   Chubb Corp.                            A+       6.000%   05/11/37         1,914
     10,000   Citigroup, Inc.                        A        5.300%   10/17/12         9,588
     15,000   Citigroup, Inc.                        A        6.125%   11/21/17        13,445
      5,000   Citigroup, Inc.                        A-       6.625%   06/15/32         3,877
     25,000   Credit Suisse USA, Inc.                A+       6.125%   11/15/11        26,483
     25,000   General Electric Capital Corp.         AA+      5.250%   10/19/12        25,319
     15,000   General Electric Capital Corp.         AA+      5.375%   10/20/16        14,613
     10,000   General Electric Capital Corp.         AA+      5.875%   02/15/12        10,276
     18,000   General Electric Capital Corp.         AA+      6.750%   03/15/32        16,085
     25,000   Goldman Sachs Group, Inc.              A        6.125%   02/15/33        22,887
      5,000   HSBC Finance Corp.                     A        5.000%   06/30/15         4,544
     25,000   HSBC Finance Corp.                     A        6.375%   10/15/11        25,290
      5,000   Jefferies Group, Inc.                  BBB      6.250%   01/15/36         2,930
     20,000   John Deere Capital Corp.               A        7.000%   03/15/12        21,732
     25,000   JPMorgan Chase & Co.                   A        5.150%   10/01/15        24,113
      3,000   JPMorgan Chase & Co.                   A+       6.000%   01/15/18         2,986
      5,000   JPMorgan Chase & Co.                   A        7.000%   11/15/09         5,093
      5,000   Marsh & McLennan Cos., Inc.            BBB-     5.375%   07/15/14         4,714
     15,000   Merrill Lynch & Co., Inc.              A        6.400%   08/28/17        13,596
     10,000   MetLife, Inc.                          A-       5.700%   06/15/35         8,286
     25,000   Morgan Stanley                         A-       4.750%   04/01/14        22,874
      9,000   Morgan Stanley                         A        5.300%   03/01/13         9,026

See notes to financial statements.

68 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

  PRINCIPAL                                          RATING
     AMOUNT   DESCRIPTION                            (S&P)*   COUPON   MATURITY         VALUE
---------------------------------------------------------------------------------------------
              FINANCIAL (CONTINUED)
$    35,000   National Rural Utilities
              Cooperative Finance Corp.              A        7.250%   03/01/12   $    37,336
      5,000   Principal Financial Group, Inc.        BBB+     6.050%   10/15/36         3,932
      5,000   Prologis                               BBB-     5.625%   11/15/16         3,775
      6,000   Prudential Financial, Inc.             A+       6.000%   12/01/17         5,561
      5,000   Realty Income Corp.                    BBB      6.750%   08/15/19         4,336
      5,000   Simon Property Group LP                A-       5.250%   12/01/16         4,328
      5,000   Swiss Re Insurance Solutions
              Holding Corp.                          A-       7.000%   02/15/26         3,858
      5,000   Travelers Cos., Inc.                   A-       6.250%   06/15/37         4,915
---------------------------------------------------------------------------------------------
                                                                                      452,804
---------------------------------------------------------------------------------------------

              GAS TRANSMISSION - 0.4%
      2,000   Energy Transfer Partners LP            BBB-     6.625%   10/15/36         1,683
     10,000   Kinder Morgan Energy Partners LP       BBB      5.000%   12/15/13         9,860
      5,000   Spectra Energy Capital LLC             BBB      8.000%   10/01/19         5,202
      4,000   Williams Cos., Inc.                    BB+      8.750%   03/15/32         3,840
---------------------------------------------------------------------------------------------
                                                                                       20,585
---------------------------------------------------------------------------------------------

              HEALTH CARE - 2.8%
     25,000   Abbott Laboratories                    AA       5.600%   05/15/11        26,896
     10,000   Abbott Laboratories                    AA       5.875%   05/15/16        10,716
      6,000   Aetna, Inc.                            A-       6.000%   06/15/16         5,813
     10,000   Bristol-Myers Squibb Co.               A+       5.875%   11/15/36        10,047
      5,000   CIGNA Corp.                            BBB      7.875%   05/15/27         3,790
      4,000   Humana, Inc.                           BBB      6.450%   06/01/16         3,325
     25,000   Merck & Co, Inc.                       AA-      4.750%   03/01/15        26,071
      7,000   Schering-Plough Corp.                  A-       6.000%   09/15/17         7,222
      4,000   Teva Pharmaceutical Finance LLC        BBB+     6.150%   02/01/36         3,760
     25,000   UnitedHealth Group, Inc.               A-       5.250%   03/15/11        25,685
     10,000   WellPoint, Inc.                        A-       5.250%   01/15/16         9,216
     10,000   Wyeth                                  A+       5.950%   04/01/37        10,163
---------------------------------------------------------------------------------------------
                                                                                      142,704
---------------------------------------------------------------------------------------------

              INDUSTRIALS - 0.4%
      5,000   Caterpillar, Inc.                      A        6.050%   08/15/36         4,578
      5,000   Lockheed Martin Corp.                  A-       6.150%   09/01/36         5,046
     10,000   United Technologies Corp.              A        4.875%   05/01/15        10,462
---------------------------------------------------------------------------------------------
                                                                                       20,086
---------------------------------------------------------------------------------------------

              INFORMATION TECHNOLOGY - 1.0%
      5,000   Cisco Systems, Inc.                    A+       5.250%   02/22/11         5,310
      2,000   Cisco Systems, Inc.                    A+       5.500%   02/22/16         2,115
     35,000   International Business Machines Corp.  A+       4.750%   11/29/12        37,257
      6,000   Oracle Corp.                           A        5.250%   01/15/16         6,228
---------------------------------------------------------------------------------------------
                                                                                       50,910
---------------------------------------------------------------------------------------------

  PRINCIPAL                                          RATING
     AMOUNT   DESCRIPTION                            (S&P)*   COUPON   MATURITY         VALUE
---------------------------------------------------------------------------------------------
              MATERIALS - 0.2%
$    10,000   Weyerhaeuser Co.                       BBB-     6.750%   03/15/12   $     9,949
---------------------------------------------------------------------------------------------

              RAIL TRANSPORTATION - 0.1%
      4,000   CSX Corp.                              BBB-     6.150%   05/01/37         3,261
      4,000   Norfolk Southern Corp.                 BBB+     7.050%   05/01/37         4,264
---------------------------------------------------------------------------------------------
                                                                                        7,525
---------------------------------------------------------------------------------------------

              SPECIAL PURPOSE - 0.1%
      6,000   Western Union Co.                      A-       5.930%   10/01/16         5,769
---------------------------------------------------------------------------------------------

              TELECOMMUNICATIONS - 1.7%
     25,000   AT&T, Inc.                             A        5.100%   09/15/14        25,901
      5,000   AT&T, Inc.                             A        5.625%   06/15/16         5,089
      5,000   Embarq Corp.                           BBB-     7.082%   06/01/16         4,900
     20,000   New Cingular Wireless Services, Inc.   A        7.875%   03/01/11        21,739
     18,000   Verizon Global Funding Corp.           A        7.375%   09/01/12        20,235
      5,000   Verizon Global Funding Corp.           A        7.750%   12/01/30         5,454
---------------------------------------------------------------------------------------------
                                                                                       83,318
---------------------------------------------------------------------------------------------

              UTILITY - 2.0%
     13,000   Arizona Public Service Co.             BBB-     6.375%   10/15/11        13,516
      7,000   Commonwealth Edison Co.                BBB+     5.950%   08/15/16         7,033
      7,000   Consolidated Edison Co.of
              New York, Inc.                         A-       5.500%   09/15/16         7,225
      7,000   Constellation Energy Group, Inc.       BBB      4.550%   06/15/15         5,901
      5,000   Duke Energy Ohio, Inc.                 A-       5.700%   09/15/12         5,077
      4,000   Energy East Corp.                      A-       6.750%   07/15/36         3,516
      5,000   FirstEnergy Corp.                      BBB-     7.375%   11/15/31         4,337
      5,000   Indiana Michigan Power Co.             BBB      6.050%   03/15/37         4,243
     10,000   Midamerican Energy Holdings Co.        BBB+     6.125%   04/01/36         9,250
      5,000   Pacific Gas & Electric Co.             BBB+     6.050%   03/01/34         5,043
      7,000   Pepco Holdings, Inc.                   BBB-     6.450%   08/15/12         7,232
      3,000   Progress Energy, Inc.                  BBB      6.850%   04/15/12         3,204
     13,000   Progress Energy, Inc.                  BBB      7.100%   03/01/11        13,914
      7,000   Southern Power Co.                     BBB+     4.875%   07/15/15         6,596
      5,000   Virginia Electric and Power Co.        A-       6.000%   05/15/37         5,012
---------------------------------------------------------------------------------------------
                                                                                      101,099
---------------------------------------------------------------------------------------------

              TOTAL CORPORATE BONDS - 26.6%
              (Cost $1,385,824)                                                     1,342,165
---------------------------------------------------------------------------------------------

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 69

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

  PRINCIPAL                                          RATING
     AMOUNT   DESCRIPTION                            (S&P)*   COUPON   MATURITY         VALUE
---------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AND AGENCY
              SECURITIES - 71.2%
              MORTGAGE BACKED SECURITIES--36.3%
$   240,000   Fannie Mae (b)                         NR       4.500%        TBA   $   245,700
    110,000   Fannie Mae (b)                         NR       5.000%        TBA       112,613
    310,000   Fannie Mae (b)                         NR       5.500%        TBA       320,462
    250,000   Fannie Mae (b)                         NR       6.500%        TBA       266,328
    250,000   Freddie Mac (b)                        NR       5.500%        TBA       258,203
    340,000   Freddie Mac (b)                        NR       6.000%        TBA       355,619
    260,000   Ginnie Mae (b)                         NR       5.500%        TBA       269,587
---------------------------------------------------------------------------------------------
                                                                                    1,828,512
---------------------------------------------------------------------------------------------

              U.S. GOVERNMENT AGENCY
              SECURITIES - 9.8%
     70,000   Fannie Mae                             AAA      5.375%   07/15/16        78,266
     10,000   Fannie Mae                             AAA      5.500%   03/15/11        10,793
     60,000   Fannie Mae                             AAA      6.000%   05/15/11        65,705
      3,000   Fannie Mae                             AAA      6.625%   11/15/30         3,657
     20,000   Fannie Mae                             AAA      7.250%   05/15/30        25,927
     20,000   Federal Farm Credit Bank               AAA      4.875%   02/18/11        21,313
     20,000   Federal Home Loan Bank System          AAA      3.875%   06/14/13        21,079
     20,000   Federal Home Loan Bank System          AAA      4.375%   03/17/10        20,594
     30,000   Federal Home Loan Bank System          AAA      4.625%   02/18/11        31,842
     20,000   Federal Home Loan Bank System          AAA      4.750%   12/16/16        21,505
     25,000   Federal Home Loan Bank System          AAA      4.875%   11/18/11        26,995
     30,000   Federal Home Loan Bank System          AAA      5.750%   05/15/12        33,344
     60,000   Freddie Mac                            AAA      4.500%   01/15/14        64,794
     40,000   Freddie Mac                            AAA      5.125%   07/15/12        43,971
     19,000   Freddie Mac                            AAA      6.250%   07/15/32        22,316
---------------------------------------------------------------------------------------------
                                                                                      492,101
---------------------------------------------------------------------------------------------

              U.S. TREASURY SECURITIES--25.1%
     50,000   United States Treasury Note/Bond       NR       2.000%   09/30/10        50,940
    110,000   United States Treasury Note/Bond       NR       2.750%   07/31/10       112,827
    140,000   United States Treasury Note/Bond       NR       2.875%   01/31/13       145,906
     25,000   United States Treasury Note/Bond       NR       3.625%   05/15/13        26,697
      8,000   United States Treasury Note/Bond       NR       3.875%   02/15/13         8,617
     75,000   United States Treasury Note/Bond       NR       4.000%   04/15/10        77,332
     15,000   United States Treasury Note/Bond       NR       4.000%   11/15/12        16,246
     45,000   United States Treasury Note/Bond       NR       4.000%   02/15/14        48,512
     15,000   United States Treasury Note/Bond       NR       4.000%   08/15/18        15,660
     25,000   United States Treasury Note/Bond       NR       4.125%   05/15/15        26,971
     60,000   United States Treasury Note/Bond       NR       4.250%   09/30/12        65,288
     26,000   United States Treasury Note/Bond       NR       4.250%   11/15/13        28,324
     25,000   United States Treasury Note/Bond       NR       4.250%   08/15/14        27,262
      5,000   United States Treasury Note/Bond       NR       4.250%   11/15/17         5,358
     50,000   United States Treasury Note/Bond       NR       4.500%   02/15/36        51,164

  PRINCIPAL                                          RATING
     AMOUNT   DESCRIPTION                            (S&P)*   COUPON   MATURITY         VALUE
---------------------------------------------------------------------------------------------
$    40,000   United States Treasury Note/Bond       NR       4.625%   11/15/16   $    44,053
     40,000   United States Treasury Note/Bond       NR       4.750%   08/15/17        44,309
     20,000   United States Treasury Note/Bond       NR       4.875%   02/15/12        21,948
     20,000   United States Treasury Note/Bond       NR       5.000%   08/15/11        21,764
     50,000   United States Treasury Note/Bond       NR       5.125%   05/15/16        56,645
     14,000   United States Treasury Note/Bond       NR       5.750%   08/15/10        14,875
      6,000   United States Treasury Note/Bond       NR       6.125%   08/15/29         7,436
     50,000   United States Treasury Note/Bond       NR       6.250%   08/15/23        60,649
     23,000   United States Treasury Note/Bond       NR       6.375%   08/15/27        28,933
     47,000   United States Treasury Note/Bond       NR       6.625%   02/15/27        60,468
      3,000   United States Treasury Note/Bond       NR       7.875%   02/15/21         4,075
     45,000   United States Treasury Note/Bond       NR       8.000%   11/15/21        62,121
     41,000   United States Treasury Note/Bond       NR       8.750%   08/15/20        58,809
     25,000   United States Treasury Note/Bond       NR       8.875%   02/15/19        35,750
     25,000   United States Treasury Note/Bond       NR       9.125%   05/15/18        35,953
---------------------------------------------------------------------------------------------
                                                                                    1,264,892
---------------------------------------------------------------------------------------------

              TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES - 71.2%
              (Cost $3,542,148)                                                     3,585,505
---------------------------------------------------------------------------------------------
              TOTAL INVESTMENTS - 97.8%
              (Cost $4,927,972)                                                     4,927,670
              Other Assets in excess of Liabilities - 2.2%                            110,910
---------------------------------------------------------------------------------------------

              NET ASSETS - 100.0%                                                 $ 5,038,580
=============================================================================================

LLC - Limited Liability Company

LP - Limited Partnership

TBA - To be announced; maturity date has not yet been established.

ULC - Unlimited Liability Company

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009 this security amounted to $5,977 which represents 0.1% of net assets.

(b)  When-Issued Security.

Securities are classified by sectors that represent broad groupings of related industries.

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

*Ratings shown are per Standard & Poor's. For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided. Securities classified as NR are not rated by Standard & Poor's or Moody's. Although not rated, U.S. Treasury Securities have an implied rating of AAA/Aaa from Standard & Poor's and Moody's, respectively. Ratings are unaudited.

See notes to financial statements.

70 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

ULQ | Claymore U.S. Capital Markets Micro-Term Fixed Income ETF

  PRINCIPAL                                          RATING   YIELD/
     AMOUNT   DESCRIPTION                            (S&P)*   COUPON   MATURITY         VALUE
---------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS - 99.3%
              COMMERCIAL PAPER - 32.9%
$   200,000   BNP Paribas Financial                  A-1+     0.912%   08/07/09   $   199,804
    200,000   CBA Delaware Finance                   A-1+     0.626%   06/29/09       199,954
    300,000   Danske Corp.                           A-1      1.088%   10/16/09       299,004
    300,000   GE Capital                             A-1+     0.612%   07/24/09       299,940
    300,000   Govco, Inc.                            A-1      0.978%   06/16/09       299,910
    300,000   ING                                    A-1+     0.506%   06/19/09       299,964
    479,000   Kitty Hawk Funding Corp.               A-1      0.310%   07/27/09       478,569
    400,000   Lloyds TSB Bank                        A-1      0.813%   06/08/09       399,976
    300,000   Newport Funding Corp.                  A-1      0.383%   06/22/09       299,880
    100,000   Societe Generale                       A-1      0.506%   06/12/09        99,991
    200,000   Societe Generale                       A-1      0.784%   07/13/09       199,912
    200,000   Thunder Bay Funding                    A-1      0.408%   07/13/09       199,862
---------------------------------------------------------------------------------------------
                                                                                    3,276,766
---------------------------------------------------------------------------------------------

              CORPORATE BONDS - 6.9%
    235,000   AT&T, Inc.                             A        4.125%   09/15/09       236,851
    215,000   FleetBoston Financial Corp.            A-       7.375%   12/01/09       217,265
    235,000   United Technologies Corp.              A        6.500%   06/01/09       235,000
---------------------------------------------------------------------------------------------
                                                                                      689,116
---------------------------------------------------------------------------------------------

              U.S. GOVERNMENT AND AGENCY
              SECURITIES - 59.5%
    550,000   Fannie Mae                             AAA      6.625%   09/15/09       559,789
    175,000   Fannie Mae Discount Notes              AAA      0.085%   06/10/09       174,993
    300,000   Fannie Mae Discount Notes              AAA      0.148%   07/08/09       299,957
    150,000   Fannie Mae Discount Notes              AAA      0.175%   08/05/09       149,957
    200,000   Fannie Mae Discount Notes              AAA      0.176%   08/19/09       199,930
    400,000   Fannie Mae Discount Notes              AAA      0.339%   07/27/09       399,913
    600,000   Freddie Mac                            AAA      4.125%   09/01/09       605,438
    150,000   Freddie Mac                            AAA      4.250%   07/15/09       150,725
    119,000   Freddie Mac Discount Notes             AAA      0.165%   07/20/09       118,977
    250,000   Freddie Mac Discount Notes             AAA      0.172%   08/10/09       249,922
    250,000   Freddie Mac Discount Notes             AAA      0.186%   08/17/09       249,914
    250,000   Freddie Mac Discount Notes             AAA      0.186%   08/24/09       249,907
    900,000   United States Treasury Bill            NR       0.156%   08/13/09       899,768
    866,000   United States Treasury Bill            NR       0.176%   08/13/09       865,776
     64,000   United States Treasury Note            NR       2.125%   01/31/10        64,743
     62,000   United States Treasury Note            NR       3.375%   09/15/09        62,559
     65,000   United States Treasury Note            NR       3.625%   07/15/09        65,269

  PRINCIPAL                                          RATING   YIELD/
     AMOUNT   DESCRIPTION                            (S&P)*   COUPON   MATURITY         VALUE
---------------------------------------------------------------------------------------------
$    61,000   United States Treasury Note            NR       3.625%   10/31/09   $    61,834
    500,000   United States Treasury Note            NR       4.625%   07/31/09       503,653
---------------------------------------------------------------------------------------------
                                                                                    5,933,024
---------------------------------------------------------------------------------------------

              TOTAL SHORT-TERM INVESTMENTS - 99.3%
              (Cost - $9,898,763)                                                   9,898,906
---------------------------------------------------------------------------------------------

              TOTAL INVESTMENTS - 99.3%
              (Cost - $9,898,763)                                                   9,898,906
              Other Assets in excess of Liabilities - 0.7%                             66,563
---------------------------------------------------------------------------------------------

              NET ASSETS - 100.0%                                                 $ 9,965,469
=============================================================================================

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

*Ratings shown are per Standard & Poor's. For securities not rated by Standard and Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided. Securities classified as NR are not rated by Standard & Poor's or Moody's. Although not rated, United States Treasury Securities have an implied rating of AAA/Aaa from Standard & Poor's and Moody's, respectively. Ratings are unaudited.

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 71

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

IRO | Claymore/Zacks Dividend Rotation ETF

NUMBER OF
   SHARES   DESCRIPTION                                                   VALUE
--------------------------------------------------------------------------------

            COMMON STOCKS - 99.3%

            CONSUMER DISCRETIONARY - 9.2%
      631   CSS Industries, Inc.                                   $     11,484
    1,382   H&R Block, Inc.                                              20,177
    1,281   Hillenbrand, Inc.                                            21,982
      872   Meredith Corp.                                               23,509
    2,503   Newell Rubbermaid, Inc.                                      28,810
      561   Snap-On, Inc.                                                17,475
      475   Time Warner, Inc.                                            11,124
      748   Tupperware Brands Corp.                                      18,191
      627   Whirlpool Corp.                                              26,422
    2,109   Wyndham Worldwide Corp.                                      24,865
--------------------------------------------------------------------------------
                                                                        204,039
--------------------------------------------------------------------------------

            CONSUMER STAPLES - 9.6%
      711   Andersons, Inc. (The)                                        17,846
    1,153   Herbalife Ltd. (Cayman Islands)                              33,679
      767   HJ Heinz Co.                                                 28,057
    1,191   Inter Parfums, Inc.                                           9,992
      526   Kimberly-Clark Corp.                                         27,294
    1,183   Kraft Foods, Inc. - Class A                                  30,888
    1,210   Reynolds American, Inc.                                      48,364
      989   SUPERVALU, Inc.                                              16,417
--------------------------------------------------------------------------------
                                                                        212,537
--------------------------------------------------------------------------------

            ENERGY - 5.7%
    2,225   El Paso Corp.                                                21,694
      664   Holly Corp.                                                  16,062
      432   Marathon Oil Corp.                                           13,772
      424   Royal Dutch Shell PLC, ADR (United Kingdom)                  22,858
    1,257   Southern Union Co.                                           21,847
      541   Sunoco, Inc.                                                 16,463
      610   Valero Energy Corp.                                          13,646
--------------------------------------------------------------------------------
                                                                        126,342
--------------------------------------------------------------------------------

            FINANCIALS - 17.8%
      839   Aflac, Inc.                                                  29,784
      503   Ameriprise Financial, Inc.                                   15,191
    1,762   Astoria Financial Corp.                                      13,585
      661   Axis Capital Holdings Ltd. (Bermuda)                         15,785
      587   Boston Properties, Inc. - REIT                               28,364
      473   Chubb Corp.                                                  18,754
      802   Endurance Specialty Holdings Ltd. (Bermuda)                  22,031
      509   Essex Property Trust, Inc. - REIT                            34,658
      458   HCC Insurance Holdings, Inc.                                 11,308
    1,002   Montpelier Re Holdings Ltd. (Bermuda)                        13,407

NUMBER OF
   SHARES   DESCRIPTION                                                   VALUE
--------------------------------------------------------------------------------
    1,206   NYSE Euronext                                          $     36,180
      146   PartnerRe Ltd. (Bermuda)                                      9,528
      327   Reinsurance Group of America, Inc.                           12,027
      213   RenaissanceRe Holdings Ltd. (Bermuda)                         9,749
      844   Simon Property Group, Inc. - REIT                            45,129
      387   Travelers Cos, Inc. (The)                                    15,735
    1,608   United Western Bancorp, Inc.                                 16,257
      816   Willis Group Holdings Ltd. (Bermuda)                         21,730
    2,494   XL Capital Ltd. - Class A (Cayman Islands)                   25,239
--------------------------------------------------------------------------------
                                                                        394,441
--------------------------------------------------------------------------------

            HEALTH CARE - 4.7%
      575   Eli Lilly & Co.                                              19,878
    1,421   Merck & Co., Inc.                                            39,191
    2,199   Pfizer, Inc.                                                 33,403
      260   Teleflex, Inc.                                               11,661
--------------------------------------------------------------------------------
                                                                        104,133
--------------------------------------------------------------------------------

            INDUSTRIALS - 19.8%
    1,970   Aceto Corp.                                                  11,997
    4,640   Aircastle Ltd. (Bermuda)                                     31,042
    2,848   Albany International Corp. - Class A                         38,021
      416   Boeing Co. (The)                                             18,658
      401   CSX Corp.                                                    12,736
      356   Deere & Co.                                                  15,475
      132   Flowserve Corp.                                               9,711
      470   Honeywell International, Inc.                                15,585
      719   Hubbell, Inc. - Class B                                      23,878
    1,098   Ingersoll-Rand Co Ltd. - Class A (Bermuda)                   22,213
      614   Joy Global, Inc.                                             21,165
    1,051   Kaman Corp.                                                  16,658
      153   Lockheed Martin Corp.                                        12,795
      377   Norfolk Southern Corp.                                       14,024
      279   Northrop Grumman Corp.                                       13,286
      264   Parker Hannifin Corp.                                        11,157
      840   Pitney Bowes, Inc.                                           19,219
      274   Rockwell Collins, Inc.                                       11,623
    5,624   RR Donnelley & Sons Co.                                      75,812
      362   Ryder System, Inc.                                           10,201
      235   SPX Corp.                                                    10,789
      770   Tyco International Ltd. (Switzerland)                        21,260
--------------------------------------------------------------------------------
                                                                        437,305
--------------------------------------------------------------------------------

See notes to financial statements.

72 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS continued

NUMBER OF
   SHARES   DESCRIPTION                                                   VALUE
--------------------------------------------------------------------------------

            INFORMATION TECHNOLOGY - 3.1%
      298   Harris Corp.                                           $      9,262
    3,906   Jabil Circuit, Inc.                                          30,584
      801   Total System Services, Inc.                                  10,934
    2,485   Xerox Corp.                                                  16,898
--------------------------------------------------------------------------------
                                                                         67,678
--------------------------------------------------------------------------------

            MATERIALS - 2.6%
      872   Ashland, Inc.                                                23,370
      338   Lubrizol Corp.                                               15,098
    1,469   Olin Corp.                                                   19,626
--------------------------------------------------------------------------------
                                                                         58,094
--------------------------------------------------------------------------------

            TELECOMMUNICATION SERVICES - 8.8%
      766   Atlantic Tele-Network, Inc.                                  17,442
    1,742   BCE, Inc. (Canada)                                           39,892
    1,140   CenturyTel, Inc.                                             35,169
    5,041   D&E Communications, Inc.                                     49,150
    1,825   TELUS Corp. (Canada)                                         51,866
--------------------------------------------------------------------------------
                                                                        193,519
--------------------------------------------------------------------------------
            UTILITIES - 18.0%
      477   Allegheny Energy, Inc.                                       11,925
      766   American Electric Power Co., Inc.                            20,176
    1,396   Black Hills Corp.                                            29,874
    2,258   Centerpoint Energy, Inc.                                     22,851
    1,091   CMS Energy Corp.                                             12,372
      569   Dominion Resources, Inc.                                     18,089
      820   Edison International                                         23,977
      208   Entergy Corp.                                                15,521
      462   FirstEnergy Corp.                                            17,459
    2,101   Hawaiian Electric Industries, Inc.                           36,242
      651   PG&E Corp.                                                   23,898
    1,663   Portland General Electric Co.                                29,917
      843   Public Service Enterprise Group, Inc.                        26,866
    1,087   SCANA Corp.                                                  32,632
      400   Sempra Energy                                                18,272
      641   Southwest Gas Corp.                                          13,320
      791   UGI Corp.                                                    19,071
    1,488   Xcel Energy, Inc.                                            25,519
--------------------------------------------------------------------------------
                                                                        397,981
--------------------------------------------------------------------------------

            TOTAL COMMON STOCKS - 99.3%
            (Cost $1,972,017)                                         2,196,069
--------------------------------------------------------------------------------

NUMBER OF
   SHARES   DESCRIPTION                                                   VALUE
--------------------------------------------------------------------------------

            EXCHANGE-TRADED FUNDS - 0.1%
       20   SPDR Trust Series 1                                    $      1,848
            (Cost $1,777)
--------------------------------------------------------------------------------

            TOTAL INVESTMENTS - 99.4%
            (Cost $1,973,794)                                         2,197,917

            Other Assets in excess of Liabilities - 0.6%                 13,458
--------------------------------------------------------------------------------

            NET ASSETS - 100.0%                                    $  2,211,375
================================================================================

ADR - American Depositary Receipt

Ltd. - Limited

REIT - Real Estate Investment Trust

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 73

Claymore Exchange-Traded Fund Trust

Statement of ASSETS AND LIABILITIES | MAY 31,2009


                                                   CLAYMORE/      CLAYMORE/     CLAYMORE/       CLAYMORE/
                                                 MORNINGSTAR    MORNINGSTAR   MORNINGSTAR      S&P GLOBAL
                                                 INFORMATION  MANUFACTURING      SERVICES        DIVIDEND
                                                SUPER SECTOR   SUPER SECTOR  SUPER SECTOR   OPPORTUNITIES
                                                   INDEX ETF      INDEX ETF     INDEX ETF       INDEX ETF
                                                       (MZN)          (MZG)         (MZO)           (LVL)
----------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at value         $   2,532,673  $   2,593,523  $  2,188,553  $    5,532,946
   Cash                                               21,041         16,434        15,879          28,945
   Foreign currency, at value                              -              -             -             302
   Receivables:
     Dividends                                         4,826          8,225         3,980           8,162
     Income                                                -              -             -               -
     Investments sold                                    234              -             -               -
   Due from Adviser                                  106,971        114,238       119,148         100,380
   Other assets                                        1,688          1,689         1,675           7,265
----------------------------------------------------------------------------------------------------------
   Total assets                                    2,667,433      2,734,109     2,329,235       5,678,000
----------------------------------------------------------------------------------------------------------

LIABILITIES
   Payables:
     Investments purchased                                 -              -           910          14,986
   Accrued expenses                                  121,839        129,097       133,967         121,149
----------------------------------------------------------------------------------------------------------
   Total liabilities                                 121,839        129,097       134,877         136,135
----------------------------------------------------------------------------------------------------------
NET ASSETS                                     $   2,545,594  $   2,605,012  $  2,194,358  $    5,541,865
==========================================================================================================

COMPOSITION OF NET ASSETS
   Paid-in capital                             $   3,751,363  $   3,720,701  $  3,768,696  $    9,150,511
   Accumulated undistributed net investment           20,121         26,416        13,925           5,482
     income (loss)
   Accumulated net realized gain (loss) on          (322,526)       (43,902)     (194,995)     (4,324,634)
     investments and currency transactions
   Net unrealized appreciation (depreciation)       (903,364)    (1,098,203)   (1,393,268)        710,506
     on investments and currency translation
----------------------------------------------------------------------------------------------------------
NET ASSETS                                     $   2,545,594  $   2,605,012  $  2,194,358  $    5,541,865
==========================================================================================================
   Shares outstanding ($0.01 par value with          150,000        150,000       150,000         480,000
     unlimited amount authorized)
   Net Asset Value Per Share                   $       16.97  $       17.37  $      14.63  $        11.55
==========================================================================================================
   Investments in securities, at cost          $   3,436,037  $   3,691,726  $  3,581,821  $    4,822,995
   Foreign currency, at cost                               -              -             -  $          296

                                                                               CLAYMORE
                                                    CLAYMORE     CLAYMORE  U.S. CAPITAL     CLAYMORE/
                                                    U.S. - 1         U.S.       MARKETS         ZACKS
                                                 THE CAPITAL      CAPITAL    MICRO-TERM      DIVIDEND
                                                     MARKETS      MARKETS         FIXED      ROTATION
                                                   INDEX ETF     BOND ETF    INCOME ETF           ETF
                                                       (UEM)        (UBD)         (ULQ)         (IRO)
------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at value         $   8,389,472  $ 4,927,670  $  9,898,906  $  2,197,917
   Cash                                            1,223,869    1,901,863        24,203        10,074
   Foreign currency, at value                              -            -             -             -
   Receivables:
     Dividends                                         7,323            -             -        10,881
     Income                                           40,963       34,594        43,274             -
     Investments sold                                     77            -             -           402
   Due from Adviser                                  108,186      123,633        96,662        98,686
   Other assets                                        2,003        1,839         2,101         1,657
------------------------------------------------------------------------------------------------------
   Total assets                                    9,771,893    6,989,599    10,065,146     2,319,617
------------------------------------------------------------------------------------------------------

LIABILITIES
   Payables:
     Investments purchased                         1,089,032    1,825,127             -             -
   Accrued expenses                                  115,179      125,892        99,677       108,242
------------------------------------------------------------------------------------------------------
   Total liabilities                               1,204,211    1,951,019        99,677       108,242
------------------------------------------------------------------------------------------------------
NET ASSETS                                     $   8,567,682  $ 5,038,580  $  9,965,469  $  2,211,375
======================================================================================================

COMPOSITION OF NET ASSETS
   Paid-in capital                             $   9,976,596  $ 4,987,680  $  9,966,791  $  4,445,969
   Accumulated undistributed net investment           28,653        1,630             -        28,399
     income (loss)
   Accumulated net realized gain (loss) on           (80,949)      49,572        (1,465)   (2,487,116)
     investments and currency transactions
   Net unrealized appreciation (depreciation)
     on investments and currency translation      (1,356,618)        (302)          143       224,123
------------------------------------------------------------------------------------------------------
NET ASSETS                                     $   8,567,682  $ 5,038,580  $  9,965,469  $  2,211,375
======================================================================================================
   Shares outstanding ($0.01 par value with
     unlimited amount authorized)                    200,000      100,000       200,000       150,000
   Net Asset Value Per Share                   $       42.84  $     50.39  $      49.83  $      14.74
======================================================================================================
   Investments in securities, at cost          $   9,746,090  $ 4,927,972  $  9,898,763  $  1,973,794
   Foreign currency, at cost                               -            -             -             -

See notes to financial statements.

74 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust

Statement of OPERATIONS | FOR THE YEAR ENDED MAY 31, 2009


                                                   CLAYMORE/      CLAYMORE/     CLAYMORE/       CLAYMORE/
                                                 MORNINGSTAR    MORNINGSTAR   MORNINGSTAR      S&P GLOBAL
                                                 INFORMATION  MANUFACTURING      SERVICES        DIVIDEND
                                                SUPER SECTOR   SUPER SECTOR  SUPER SECTOR   OPPORTUNITIES
                                                   INDEX ETF      INDEX ETF     INDEX ETF       INDEX ETF
                                                       (MZN)          (MZG)         (MZO)           (LVL)
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend income                             $      50,648  $      81,218  $     60,368  $      456,086
   Return of capital distributions received                -              -             -         (21,760)
   Foreign taxes withheld                                  -             (3)           (4)        (27,000)
----------------------------------------------------------------------------------------------------------
   Net dividend income                                50,648         81,215        60,364         407,326
   Interest                                                -              -             -               -
   Net securities lending income                           -              -             -           3,011
   Other income                                            -              -             -             423
----------------------------------------------------------------------------------------------------------
     Total investment income                          50,648         81,215        60,364         410,760
----------------------------------------------------------------------------------------------------------
EXPENSES
   Advisory fee                                       10,737         11,671         9,615          24,792
   Administration fee                                    738            802           661           1,363
   Custodian fee                                      45,876         54,195        59,695          52,963
   Licensing fee                                      83,333         83,333        83,333           4,888
   Listing fee and expenses                            2,000          2,000         2,000           2,000
   Miscellaneous                                       7,796          8,082         8,044          12,761
   Offering costs                                          -              -             -               -
   Printing expenses                                   8,812         10,768        12,176          12,934
   Professional fees                                  31,356         29,813        31,595          31,672
   Registration & filings                                 95              -             -             221
   Trustees'fees and expenses                          3,600          3,600         3,600           3,600
----------------------------------------------------------------------------------------------------------
     Total expenses                                  194,343        204,264       210,719         147,194
     Advisory fees waived                            (10,737)       (11,671)       (9,615)        (24,792)
     Other expenses waived or reimbursed            (171,524)      (179,466)     (190,285)        (89,636)
----------------------------------------------------------------------------------------------------------
     Net Expenses                                     12,082         13,127        10,819          32,766
----------------------------------------------------------------------------------------------------------
     NET INVESTMENT INCOME (LOSS)                     38,566         68,088        49,545         377,994
----------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
   Net realized gain (loss) on
     Investments                                    (318,048)       (48,103)     (189,807)     (3,778,233)
     In-kind transactions                             28,392       (103,873)        9,512               -
     Foreign currency transactions                         -              -             -         (10,558)
----------------------------------------------------------------------------------------------------------
   Net realized gain (loss)                         (289,656)      (151,976)     (180,295)     (3,788,791)
   Net change in unrealized appreciation
     (depreciation) on Investments                  (865,023)    (1,490,366)     (926,879)        875,537
     Foreign currency translation                          -              -             -             555
----------------------------------------------------------------------------------------------------------
   Net unrealized appreciation (depreciation)       (865,023)    (1,490,366)     (926,879)        876,092
----------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss)      (1,154,679)    (1,642,342)   (1,107,174)     (2,912,699)
----------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   $  (1,116,113) $  (1,574,254) $ (1,057,629) $   (2,534,705)
==========================================================================================================

                                                                               CLAYMORE
                                                    CLAYMORE     CLAYMORE  U.S. CAPITAL     CLAYMORE/
                                                     U.S.-1          U.S.       MARKETS         ZACKS
                                                 THE CAPITAL      CAPITAL    MICRO-TERM      DIVIDEND
                                                     MARKETS      MARKETS         FIXED      ROTATION
                                                   INDEX ETF     BOND ETF    INCOME ETF           ETF
                                                       (UEM)        (UBD)         (ULQ)         (IRO)
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend income                             $      85,708  $         -  $          -  $    167,275
   Return of capital distributions received                -            -             -        (8,952)
   Foreign taxes withheld                                (27)           -             -        (1,328)
------------------------------------------------------------------------------------------------------
   Net dividend income                                85,681            -             -       156,995
   Interest                                          111,946      127,973        91,012             -
   Net securities lending income                           -            -             -             -
   Other income                                            -            -             -            36
------------------------------------------------------------------------------------------------------
     Total investment income                         197,627      127,973        91,012       157,031
------------------------------------------------------------------------------------------------------
EXPENSES
   Advisory fee                                       21,975        9,866        12,638        11,169
   Administration fee                                  2,417        1,356         1,738           614
   Custodian fee                                      43,474       67,155        41,466        43,174
   Licensing fee                                       6,153        2,520         3,228         2,234
   Listing fee and expenses                            2,000        2,000         2,000         2,000
   Miscellaneous                                      12,265       11,046        13,998        12,842
   Offering costs                                     15,838        8,593         8,771        10,190
   Printing expenses                                  15,276       10,293        10,906        11,026
   Professional fees                                  43,334       33,965        35,453        31,754
   Registration & filings                                106            -           174             -
   Trustees'fees and expenses                          3,600        3,600         3,600         3,600
------------------------------------------------------------------------------------------------------
     Total expenses                                  166,438      150,394       133,972       128,603
     Advisory fees waived                            (21,975)      (9,866)      (12,638)      (11,169)
     Other expenses waived or reimbursed             (91,707)    (116,149)      (92,343)      (95,219)
------------------------------------------------------------------------------------------------------
     Net Expenses                                     52,756       24,379        28,991        22,215
------------------------------------------------------------------------------------------------------
     NET INVESTMENT INCOME (LOSS)                    144,871      103,594        62,021       134,816
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
   Net realized gain (loss) on
     Investments                                     (81,146)      55,952        (1,433)   (1,945,303)
     In-kind transactions                                  -            -             -       640,033
     Foreign currency transactions                         -            -             -             -
------------------------------------------------------------------------------------------------------
   Net realized gain (loss)                          (81,146)      55,952        (1,433)   (1,305,270)
   Net change in unrealized appreciation
     (depreciation) on
     Investments                                  (1,566,698)      97,658           325       278,757
     Foreign currency translation                          -            -             -             -
------------------------------------------------------------------------------------------------------
   Net unrealized appreciation (depreciation)     (1,566,698)      97,658           325       278,757
------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss)      (1,647,844)     153,610        (1,108)   (1,026,513)
------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   $  (1,502,973) $   257,204  $     60,913  $   (891,697)
======================================================================================================

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 75

Claymore Exchange-Traded Fund Trust

Statement of CHANGES IN NET ASSETS |

                                                 CLAYMORE/MORNINGSTAR INFORMATION   CLAYMORE/MORNINGSTAR MANUFACTURING
                                                   SUPER SECTOR INDEX ETF (MZN)        SUPER SECTOR INDEX ETF (MZG)
                                                 --------------------------------   ----------------------------------
                                                  FOR THE YEAR     FOR THE PERIOD     FOR THE YEAR      FOR THE PERIOD
                                                     ENDED              ENDED            ENDED               ENDED
                                                  MAY 31, 2009    MAY 31, 2008(2)     MAY 31, 2009     MAY 31, 2008(2)
-----------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment income (loss)                  $       38,566   $        (6,063)  $         68,088   $        24,064
   Net realized gain (loss)                            (289,656)           (4,478)          (151,976)           (3,007)
   Net unrealized appreciation (depreciation)          (865,023)          (38,341)        (1,490,366)          392,163
-----------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
   resulting from operations                         (1,116,113)          (48,882)        (1,574,254)          413,220
-----------------------------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS
   From and in excess of net investment income          (37,050)           (4,800)           (61,050)          (27,000)
   Return of capital                                          -                 -                  -                 -
-----------------------------------------------------------------------------------------------------------------------
     Total distributions                                (37,050)           (4,800)           (61,050)          (27,000)

CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                       4,316,127         3,763,853          2,356,183         3,734,933
   Cost of shares redeemed                           (4,327,541)                -         (2,237,020)                -
-----------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from capital share
   transactions                                         (11,414)        3,763,853            119,163         3,734,933
-----------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets           (1,164,577)        3,710,171         (1,516,141)        4,121,153

NET ASSETS
   Beginning of period                                3,710,171                 -          4,121,153                 -
-----------------------------------------------------------------------------------------------------------------------
   End of period                                 $    2,545,594   $     3,710,171   $      2,605,012   $     4,121,153
=======================================================================================================================
   Accumulated undistributed net investment
   income (loss) at end of period                $       20,121   $        18,605   $         26,416   $        26,327
=======================================================================================================================

CHANGES IN SHARES OUTSTANDING
   Shares sold                                          300,000           150,000            150,000           150,000
   Shares redeemed                                     (300,000)                -           (150,000)                -
   Shares outstanding, beginning of period              150,000                 -            150,000                 -
-----------------------------------------------------------------------------------------------------------------------
   Shares outstanding, end of period                    150,000           150,000            150,000           150,000
=======================================================================================================================

(1)   Commencement of investment operations - June 25, 2007.

(2)   Commencement of investment operations - August 22, 2007.

(3)   Commencement of investment operations - October 24, 2007.

(4)   Commencement of investment operations - February 12, 2008.

See notes to financial statements.

76 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | STATEMENT OF CHANGES IN NET ASSETS continued

                                                  CLAYMORE/MORNINGSTAR SERVICES        CLAYMORE S&P GLOBAL DIVIDEND
                                                   SUPER SECTOR INDEX ETF (MZO)        OPPORTUNITIES INDEX ETF (LVL)
                                                 --------------------------------   ----------------------------------
                                                  FOR THE YEAR    FOR THE PERIOD      FOR THE YEAR     FOR THE PERIOD
                                                      ENDED             ENDED             ENDED             ENDED
                                                  MAY 31, 2009    MAY 31, 2008(2)     MAY 31, 2009     MAY 31, 2008(1)
-----------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment income (loss)                  $       49,545   $        20,250   $        377,994   $       319,790
   Net realized gain (loss)                            (180,295)          (10,190)        (3,788,791)         (742,255)
   Net unrealized appreciation (depreciation)          (926,879)         (466,389)           876,092          (165,586)
-----------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
   resulting from operations                         (1,057,629)         (456,329)        (2,534,705)         (588,051)
-----------------------------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS
   From and in excess of net investment income          (60,000)          (20,250)          (291,120)         (252,724)
   Return of capital                                          -                 -                  -           (45,526)
-----------------------------------------------------------------------------------------------------------------------
     Total distributions                                (60,000)          (20,250)          (291,120)         (298,250)

CAPITAL SHARE TRANSACTIONS

   Proceeds from sale of shares                       1,976,194         3,768,270          2,558,036         8,845,530
   Cost of shares redeemed                           (1,955,898)                -                  -        (2,149,575)
-----------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from capital share
   transactions                                          20,296         3,768,270          2,558,036         6,695,955
-----------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets           (1,097,333)        3,291,691           (267,789)        5,809,654

NET ASSETS
   Beginning of period                                3,291,691                 -          5,809,654                 -
-----------------------------------------------------------------------------------------------------------------------
   End of period                                 $    2,194,358   $     3,291,691   $      5,541,865   $     5,809,654
=======================================================================================================================
   Accumulated undistributed net investment
   income (loss) at end of period                $       13,925   $        26,614   $          5,482   $         2,021
=======================================================================================================================

CHANGES IN SHARES OUTSTANDING
   Shares sold                                          150,000           150,000            180,000           400,000
   Shares redeemed                                     (150,000)                -                  -          (100,000)
   Shares outstanding, beginning of period              150,000                 -            300,000                 -
-----------------------------------------------------------------------------------------------------------------------
   Shares outstanding, end of period                    150,000           150,000            480,000           300,000
=======================================================================================================================

                                               Annual Report | May 31, 2009 | 77

Claymore Exchange-Traded Fund Trust | STATEMENT OF CHANGES IN NET ASSETS continued

                                                          CLAYMORE U.S. - 1                     CLAYMORE U.S.
                                                 THE CAPITAL MARKETS INDEX ETF (UEM)   CAPITAL MARKETS BOND ETF (UBD)
                                                 -----------------------------------   --------------------------------
                                                   FOR THE YEAR     FOR THE PERIOD      FOR THE YEAR    FOR THE PERIOD
                                                      ENDED             ENDED             ENDED             ENDED
                                                   MAY 31, 2009     MAY 31, 2008(4)     MAY 31, 2009    MAY 31, 2008(4)
------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment income (loss)                  $       144,871   $          46,042   $      103,594   $        30,016
   Net realized gain (loss)                              (81,146)             (2,267)          55,952            (6,380)
   Net unrealized appreciation (depreciation)         (1,566,698)            210,080           97,658           (97,960)
------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
   resulting from operations                          (1,502,973)            253,855          257,204           (74,324)
------------------------------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS
   From and in excess of net investment income          (164,000)            (19,200)        (117,000)          (27,300)
   Return of capital                                           -                   -                -                 -
------------------------------------------------------------------------------------------------------------------------
     Total distributions                                (164,000)            (19,200)        (117,000)          (27,300)

CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                                -          10,000,000                -         5,000,000
   Cost of shares redeemed                                     -                   -                -                 -
------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from capital share
   transactions                                                -          10,000,000                -         5,000,000
------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets            (1,666,973)         10,234,655          140,204         4,898,376

NET ASSETS
   Beginning of period                                10,234,655                   -        4,898,376                 -
------------------------------------------------------------------------------------------------------------------------
   End of period                                 $     8,567,682   $      10,234,655   $    5,038,580   $     4,898,376
========================================================================================================================
   Accumulated undistributed net investment
   income (loss) at end of period                $        28,653   $          33,882   $        1,630   $         6,443
========================================================================================================================

CHANGES IN SHARES OUTSTANDING
   Shares sold                                                 -             200,000                -           100,000
   Shares redeemed                                             -                   -                -                 -
   Shares outstanding, beginning of period               200,000                   -          100,000                 -
------------------------------------------------------------------------------------------------------------------------
   Shares outstanding, end of period                     200,000             200,000          100,000           100,000
========================================================================================================================

(1)  Commencement of investment operations - June 25, 2007.

(2)  Commencement of investment operations - August 22, 2007.

(3)  Commencement of investment operations - October 24, 2007.

(4)  Commencement of investment operations - February 12, 2008.

See notes to financial statements.

78 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | STATEMENT OF CHANGES IN NET ASSETS continued

                                                   CLAYMORE U.S. CAPITAL MARKETS              CLAYMORE/ZACKS
                                                 MICRO-TERM FIXED INCOME ETF (ULQ)       DIVIDEND ROTATION ETF (IRO)
                                                 ---------------------------------    ---------------------------------
                                                  FOR THE YEAR     FOR THE PERIOD      FOR THE YEAR     FOR THE PERIOD
                                                     ENDED             ENDED              ENDED              ENDED
                                                  MAY 31, 2009     MAY 31, 2008(4)     MAY 31, 2009     MAY 31, 2008(3)
------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment income (loss)                  $       62,021    $        32,340    $      134,816    $        65,453
   Net realized gain (loss)                              (1,433)                 -        (1,305,270)          (504,474)
   Net unrealized appreciation (depreciation)               325               (182)          278,757            (54,634)
------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
   resulting from operations                             60,913             32,158          (891,697)          (493,655)
------------------------------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS
   From and in excess of net investment income          (77,126)           (29,800)         (164,550)           (31,800)
   Return of capital                                       (974)                 -                 -                  -
------------------------------------------------------------------------------------------------------------------------
     Total distributions                                (78,100)           (29,800)         (164,550)           (31,800)

CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                       4,980,298          5,000,000         2,308,184          8,398,409
   Cost of shares redeemed                                    -                  -        (2,308,184)        (4,605,332)
------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from capital share
   transactions                                       4,980,298          5,000,000                 -          3,793,077
------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets            4,963,111          5,002,358        (1,056,247)         3,267,622

NET ASSETS
   Beginning of period                                5,002,358                  -         3,267,622                  -
------------------------------------------------------------------------------------------------------------------------
   End of period                                 $    9,965,469    $     5,002,358    $    2,211,375    $     3,267,622
========================================================================================================================
   Accumulated undistributed net investment
   income (loss) at end of period                $            -    $         6,302    $       28,399    $        53,152
========================================================================================================================

CHANGES IN SHARES OUTSTANDING
   Shares sold                                          100,000            100,000           150,000            350,000
   Shares redeemed                                            -                  -          (150,000)          (200,000)
   Shares outstanding, beginning of period              100,000                  -           150,000                  -
------------------------------------------------------------------------------------------------------------------------
   Shares outstanding, end of period                    200,000            100,000           150,000            150,000
========================================================================================================================

                                               Annual Report | May 31, 2009 | 79

Claymore Exchange-Traded Fund Trust

Financial HIGHLIGHTS |

MZN | Claymore/Morningstar Information Super Sector Index ETF

                                                                                 FOR THE PERIOD
                                                                    FOR THE   AUGUST 22, 2007**
PER SHARE OPERATING PERFORMANCE                                  YEAR ENDED             THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                  MAY 31, 2009        MAY 31, 2008
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $      24.73   $      25.09
---------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (a)                                    0.25               (0.04)
   Net realized and unrealized gain (loss)                            (7.76)              (0.29)
---------------------------------------------------------------------------------------------------
     Total from investment operations                                 (7.51)              (0.33)
---------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From and in excess of net investment income                        (0.25)              (0.03)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $      16.97   $           24.73
===================================================================================================
MARKET VALUE, END OF PERIOD                                    $      16.25   $           24.13
===================================================================================================
TOTAL RETURN *(b)
   Net asset value                                                  -30.24%              -1.31%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                          $      2,546   $           3,710
Ratio of net expenses to average net assets*                           0.45%               1.46%(c)
Ratio of net investment income (loss) to average net assets*           1.44%              -0.21%(c)
Portfolio turnover rate (d)                                              26%                  7%

*     If certain expenses had not been waived or reimbursed
      by the Adviser, total return would have been lower and
      the ratios would have been as follows:
      Ratio of total expenses to average net assets                    7.24%               6.82%(c)
      Ratio of net investment income (loss) to average
      net assets                                                      -5.35%              -5.57%(c)

**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

80 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | FINANCIAL HIGHLIGHTS continued

MZG | Claymore/Morningstar Manufacturing Super Sector Index ETF

                                                                                 FOR THE PERIOD
                                                               FOR THE YEAR   AUGUST 22, 2007**
PER SHARE OPERATING PERFORMANCE                                       ENDED             THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                  MAY 31, 2009        MAY 31, 2008
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $      27.47   $           24.90
---------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (a)                                    0.45                0.16
   Net realized and unrealized gain (loss)                           (10.14)               2.59
---------------------------------------------------------------------------------------------------
     Total from investment operations                                 (9.69)               2.75
---------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From and in excess of net investment income                        (0.41)              (0.18)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $      17.37   $           27.47
===================================================================================================
MARKET VALUE, END OF PERIOD                                    $      18.08   $           27.21
===================================================================================================
TOTAL RETURN*(b)
   Net asset value                                                  -35.23%               11.05%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                          $      2,605   $           4,121
Ratio of net expenses to average net assets*                           0.45%               1.39%(c)
Ratio of net investment income to average net assets*                  2.33%               0.78%(c)
Portfolio turnover rate (d)                                              13%                  8%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

      Ratio of expenses to average net assets                          7.00%               6.31%(c)
      Ratio of net investment income (loss) to average
      net assets                                                      -4.22%              -4.14%(c)

**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 81

Claymore Exchange-Traded Fund Trust | FINANCIAL HIGHLIGHTS continued

MZO | Claymore/Morningstar Services Super Sector Index ETF

                                                                                 FOR THE PERIOD
                                                               FOR THE YEAR   AUGUST 22, 2007**
PER SHARE OPERATING PERFORMANCE                                       ENDED             THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                  MAY 31, 2009        MAY 31, 2008
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $      21.94     $         25.12
---------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (a)                                    0.33                0.14
   Net realized and unrealized gain (loss)                            (7.24)              (3.18)
---------------------------------------------------------------------------------------------------
     Total from investment operations                                 (6.91)              (3.04)
---------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                              (0.40)              (0.14)
---------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                 $      14.63     $         21.94
===================================================================================================
MARKET VALUE, END OF PERIOD                                    $      14.43     $         21.97
===================================================================================================

TOTAL RETURN*(b)
   Net asset value                                                   -31.48%             -12.16%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                          $      2,194     $         3,292
Ratio of net expenses to average net assets*                           0.45%               1.51%(c)
Ratio of net investment income to average net assets*                  2.06%               0.74%(c)
Portfolio turnover rate (d)                                              11%                  8%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

      Ratio of total expenses to average net assets                    8.77%               7.08%(c)
      Ratio of net investment income (loss) to average net assets     -6.26%              -4.83%(c)

**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV").

      Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

82 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | FINANCIAL HIGHLIGHTS continued

LVL | Claymore/S&P Global Dividend Opportunities Index ETF

                                                                               FOR THE PERIOD
                                                               FOR THE YEAR   JUNE 25, 2007**
PER SHARE OPERATING PERFORMANCE                                       ENDED           THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                  MAY 31, 2009      MAY 31, 2008
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $      19.37   $         24.98
-------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss) (a)                                   0.88              1.56
    Net realized and unrealized gain (loss)                           (7.98)            (5.78)
-------------------------------------------------------------------------------------------------
       Total from investment operations                               (7.10)            (4.22)
-------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income                                             (0.72)            (1.18)
    Return of capital                                                     -             (0.21)
-------------------------------------------------------------------------------------------------
    Total distribution to shareholders                                (0.72)            (1.39)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $      11.55   $         19.37
=================================================================================================
MARKET VALUE, END OF PERIOD                                    $      11.24   $         19.38
=================================================================================================
TOTAL RETURN *(b)
    Net asset value                                                  -37.12%           -16.98%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                          $      5,542   $         5,810
Ratio of net expenses to average net assets*                           0.66%             1.54%(c)
Ratio of net investment income (loss) to average net assets*           7.62%             8.20%(c)
Portfolio turnover rate (d)                                             181%               84%

*     If certain expenses had not been waived or reimbursed
      by the Adviser, total return would have been lower and
      the ratios would have been as follows:
      Ratio of total expenses to average net assets                    2.97%             4.36%(c)
      Ratio of net investment income (loss) to average
      net assets                                                       5.31%             5.38%(c)

**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 83

Claymore Exchange-Traded Fund Trust | FINANCIAL HIGHLIGHTS continued

UEM | Claymore U.S.-1 - The Capital Markets Index ETF

                                                                                   FOR THE PERIOD
                                                                    FOR THE   FEBRUARY 12, 2008**
PER SHARE OPERATING PERFORMANCE                                  YEAR ENDED               THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                  MAY 31, 2009          MAY 31, 2008
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $      51.17   $             50.00
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (a)                                    0.72                  0.23
   Net realized and unrealized gain (loss)                            (8.23)                 1.04
-----------------------------------------------------------------------------------------------------
     Total from investment operations                                 (7.51)                 1.27
-----------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                              (0.82)                (0.10)
-----------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                 $      42.84   $             51.17
=====================================================================================================
MARKET VALUE, END OF PERIOD                                    $      36.00   $             51.09
=====================================================================================================
TOTAL RETURN* (b)
   Net asset value                                                   -14.71%                 2.54%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                          $      8,568   $            10,235
Ratio of net expenses to average net assets*                           0.60%                 0.67%(c)
Ratio of net investment income to average net assets*                  1.65%                 1.52%(c)
Portfolio turnover rate (d)                                             224%                   35%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

      Ratio of total expenses to average net assets                    1.89%                 2.27%(c)
      Ratio of net investment income (loss) to average
      net assets                                                       0.36%                -0.08%(c)

**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

84 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | FINANCIAL HIGHLIGHTS continued

UBD | Claymore U.S. Capital Markets Bond ETF

                                                                                   FOR THE PERIOD
                                                                    FOR THE   FEBRUARY 12, 2008**
PER SHARE OPERATING PERFORMANCE                                  YEAR ENDED               THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                  MAY 31, 2009          MAY 31, 2008
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $      48.98     $           50.00
-----------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (a)                                    1.04                  0.30
   Net realized and unrealized gain (loss)                             1.54                 (1.05)
-----------------------------------------------------------------------------------------------------
     Total from investment operations                                  2.58                 (0.75)
-----------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From and in excess of net investment income                        (1.17)                (0.27)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $      50.39     $           48.98
=====================================================================================================
MARKET VALUE, END OF PERIOD                                    $      43.05     $           49.07
=====================================================================================================

TOTAL RETURN *(b)
   Net asset value                                                     5.35%               -1.50%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                          $      5,039     $           4,898
Ratio of net expenses to average net assets*                           0.50%                 0.57%(c)
Ratio of net investment income (loss) to average net assets*           2.10%                 2.01%(c)
Portfolio turnover rate (d)                                             499%                  112%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

      Ratio of total expenses to average net assets                    3.05%                 3.58%(c)
      Ratio of net investment income (loss) to average
      net assets                                                      -0.45%                -1.00%(c)

**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 85

Claymore Exchange-Traded Fund Trust | FINANCIAL HIGHLIGHTS continued

ULQ | Claymore U.S. Capital Markets Micro-Term Fixed Income ETF

                                                                                   FOR THE PERIOD
                                                               FOR THE YEAR   FEBRUARY 12, 2008**
PER SHARE OPERATING PERFORMANCE                                       ENDED               THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                  MAY 31, 2009          MAY 31, 2008
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $      50.02   $             50.00
-----------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (a)                                           0.49                  0.32
   Net realized and unrealized gain (loss)                             0.03                  -
-----------------------------------------------------------------------------------------------------
     Total from investment operations                                  0.52                  0.32
-----------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From and in excess of net investment income                        (0.70)                (0.30)
   Return of capital                                                  (0.01)                 -
-----------------------------------------------------------------------------------------------------
Total distribution to shareholder                                     (0.71)                (0.30)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $      49.83   $             50.02
=====================================================================================================
MARKET VALUE, END OF PERIOD                                    $      49.84   $             50.06
=====================================================================================================

TOTAL RETURN* (b)
   Net asset value                                                     1.05%                 0.64%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                          $      9,965   $             5,002
Ratio of net expenses to average net assets**                          0.46%                 0.57%(c)
Ratio of net investment income to average net assets                   0.98%                 2.15%(c)
Portfolio turnover rate                                                   0%                    0%(d)

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

      Ratio of expenses to average net assets                          2.12%                 3.80%(c)
      Ratio of net investment income (loss) to average
      net assets                                                      -0.68%                -1.08%(c)

**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

86 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | FINANCIAL HIGHLIGHTS continued

IRO | Claymore/Zacks Dividend Rotation ETF

                                                                                   FOR THE PERIOD
                                                                    FOR THE    OCTOBER 24, 2007**
PER SHARE OPERATING PERFORMANCE                                  YEAR ENDED               THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                  MAY 31, 2009          MAY 31, 2008
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $      21.78     $           25.32
-----------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (a)                                    0.90                  0.44
   Net realized and unrealized gain (loss)                            (6.84)                (3.77)
-----------------------------------------------------------------------------------------------------
     Total from investment operations                                 (5.94)                (3.33)
-----------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From and in excess of net investment income                        (1.10)                (0.21)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $      14.74     $           21.78
=====================================================================================================
MARKET VALUE, END OF PERIOD                                    $      14.58     $           21.76
=====================================================================================================
TOTAL RETURN*(b)
   Net asset value                                                   -26.86%               -13.13%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                          $      2,211     $           3,268
Ratio of net expenses to average net assets*                           0.99%                 1.78%(c)
Ratio of net investment income (loss) to average net assets*           6.04%                 3.29%(c)
Portfolio turnover rate (d)                                             551%                  233%

*     If certain expenses had not been waived or reimbursed
      by the Adviser, total return would have been lower and
      the ratios would have been as follows:
      Ratio of total expenses to average net assets                    5.76%                 5.70%(c)
      Ratio of net investment income (loss) to average
      net assets                                                       1.27%                -0.63%(c)

**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 87

Claymore Exchange-Traded Fund Trust

Notes to FINANCIAL STATEMENTS | MAY 31, 2009

Note 1 - ORGANIZATION:

Claymore Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940,as amended (the "1940 Act"), is organized as an open-end management investment company that was organized as a Delaware business trust on May 24, 2006. At the end of the period, the Trust consisted of 20 portfolios. The following 8 portfolios have an annual reporting period-end on May 31, 2009:


Claymore/Morningstar Information Super Sector Index ETF             "Morningstar Information Super Sector"
Claymore/Morningstar Manufacturing Super Sector Index ETF         "Morningstar Manufacturing Super Sector"
Claymore/Morningstar Services Super Sector Index ETF                   "Morningstar Services Super Sector"
Claymore/S&P Global Dividend Opportunities Index ETF                   "S&P Global Dividend Opportunities"
Claymore U.S.-1-The Capital Markets Index ETF                                     "U.S.-1-Capital Markets"
Claymore U.S. Capital Markets Bond ETF                                         "U.S. Capital Markets Bond"
Claymore U.S. Capital Markets Micro-Term Fixed Income ETF   "U.S. Capital Markets Micro-Term Fixed Income"
Claymore/Zacks Dividend Rotation ETF                                             "Zacks Dividend Rotation"

Each portfolio represents a separate series of the Trust (each a "Fund" or collectively the "Funds"). Each Fund's shares are listed and traded on the NYSE Arca, Inc. (NYSE Arca). The Funds' market prices may differ to some degree from the net asset value ("NAV") of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to replicate as closely as possible, before fees and expenses, the performance of the following market indices:

FUND                                                                                 INDEX
------------------------------------------------------------------------------------------
Morningstar Information Super Sector            Morningstar Information Super Sector Index
Morningstar Manufacturing Super Sector        Morningstar Manufacturing Super Sector Index
Morningstar Services Super Sector                  Morningstar Services Super Sector Index
S&P Global Dividend Opportunities                  S&P Global Dividend Opportunities Index
U.S.-1-Capital Markets                                    CPMKTS-The Capital Markets Index
U.S. Capital Markets Bond                            CPMKTB-The Capital Markets Bond Index
U.S. Capital Markets Micro-Term Fixed Income    CPMKTL-The Capital Markets Liquidity Index
Zacks Dividend Rotation                                      Zacks Dividend Rotation Index

Effective September 30, 2008, Claymore/BBD High Income Index ETF changed its name to the Claymore/S&PGlobal Dividend Opportunities Index ETF. At that time, the Fund changed its current policy of seeking investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Benchmarks By Design High Income Index. Instead, the Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the S&P Global Dividend Opportunities Index (the "Index"). The Index is developed and maintained by Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Note 2 - ACCOUNTING POLICIES:

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Funds.

(A) VALUATION OF INVESTMENTS

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Events occurring after the close of trading on non-United States exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. Debt securities are valued at the bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Valuations in accordance with these procedures are intended to reflect each security's (or asset's) "fair value". Such "fair value" is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security,
(iii) the existence of any contractual restrictions on the security's disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company's financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No.157,"Fair Valuation Measurements" ("FAS 157"). The Funds adopted FAS 157 effective June 1,
2008. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Funds' investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2009:

CATEGORY (VALUE IN $000S)

FUND                                   LEVEL 1     LEVEL 2   LEVEL 3       TOTAL
--------------------------------------------------------------------------------
Morningstar Information
Super Sector                         $   2,533           -         -   $   2,533
Morningstar Manufacturing
Super Sector                         $   2,594           -         -   $   2,594
Morningstar Services Super Sector    $   2,189           -         -   $   2,189
S&P Global Dividend Opportunities    $   5,533           -         -   $   5,533
U.S.-1-Capital Markets               $   3,190   $   5,199         -   $   8,389
U.S. Capital Markets Bond                    -   $   4,928         -   $   4,928
U.S. Capital Markets Micro-Term
Fixed Income                                 -   $   9,899         -   $   9,899
Zacks Dividend Rotation              $   2,198           -         -   $   2,198
--------------------------------------------------------------------------------

88 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | NOTES TO FINANCIAL STATEMENTS continued

(B) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

The Funds record the character of dividends received from master limited partnerships ("MLPs") based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

REIT distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year, are not known until after the fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund's characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.

(C) CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the exchange rate on the date of the transaction.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund's accounting records on the date of receipt are included as net realized gains or losses on foreign currency transactions in the Fund's Statement of Operations.

Foreign exchange gain or loss on assets and liabilities, other than investments, are included in unrealized appreciation/(depreciation) on foreign currency translations.

(D) DISTRIBUTIONS

The Funds intend to pay substantially all of their net investment income to shareholders through annual distributions, except for U.S. Capital Markets Bond and U.S. Capital Markets Micro-Term Fixed Income, which will pay monthly distributions; and Zacks Dividend Rotation, U.S.-1-Capital Markets and S&P Global Dividend Opportunities, which will pay quarterly distributions. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

(E) OFFERING COSTS

For S&P Global Dividend Opportunities, Morningstar Information Super Sector, Morningstar Manufacturing Super Sector, Morningstar Services Super Sector and Zacks Dividend Rotation, offering costs of up to $49,000 were incurred by each Fund, and were amortized over a one-year period from each Fund's commencement of operations. For U.S.-1-Capital Markets, U.S. Capital Markets Bond and U.S. Capital Markets Micro-Term Fixed Income, offering costs were being accrued at an annual rate of the lesser of actual costs incurred or 0.25% of average daily net assets over the first year of operation. For these three Funds, Claymore Advisors, LLC has agreed to pay all offering costs in excess of 0.25%. Claymore Advisors, LLC has agreed to pay all organizational expenses of each Fund incurred prior to the commencement of investment operations.

(F) SECURITIES LENDING

Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. Each Fund receives compensation for lending securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults. The net securities lending income earned by the Funds is disclosed on the Statement of Operations. None of the Funds have lent securities outstanding as of May 31, 2009.

(G) WHEN-ISSUED/DELAYED DELIVERY SECURITIES

Certain Funds may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The value of the security so purchased is subject to market fluctuations. A Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued/delayed delivery commitments. The value of assets segregated to cover the commitment was $1,089,391 for U.S.-1-Capital Markets and $1,829,343 for U.S. Capital Markets Bond.

Note 3 - INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENT AND OTHER
         AGREEMENTS:

Pursuant to an Investment Advisory Agreement (the "Agreement") between the Trust, on behalf of each Fund, and Claymore Advisors, LLC (the "Adviser"), the Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Agreement, each Fund pays the Adviser an advisory fee payable on a monthly basis at the annual rate set forth below based on each Fund's average daily net assets:

FUND                                                                        RATE
--------------------------------------------------------------------------------
Morningstar Information Super Sector                                       0.40%
Morningstar Manufacturing Super Sector                                     0.40%
Morningstar Services Super Sector                                          0.40%
S&P Global Dividend Opportunities                                          0.50%
U.S.-1-Capital Markets                                                     0.25%
U.S. Capital Markets Bond                                                  0.20%
U.S. Capital Markets Micro-Term Fixed Income                               0.20%
Zacks Dividend Rotation                                                    0.50%

Under a separate Fund Administration agreement, Claymore Advisors, LLC provides Fund Administration services to the Funds. Claymore Advisors, LLC receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund:

NET ASSETS                                                                  RATE
--------------------------------------------------------------------------------
First $200,000,000                                                       0.0275%
Next $300,000,000                                                        0.0200%
Next $500,000,000                                                        0.0150%
Over $1,000,000,000                                                      0.0100%

                                               Annual Report | May 31, 2009 | 89

Claymore Exchange-Traded Fund Trust | NOTES TO FINANCIAL STATEMENTS continued

For the period ended May 31, 2009, each Fund recognized Fund Administration expenses and waived Fund Administration expenses as follows:

                                                         FUND               FUND
                                               ADMINISTRATION     ADMINISTRATION
                                                      EXPENSE     EXPENSE WAIVED
--------------------------------------------------------------------------------
Morningstar Information Super Sector           $          738     $          738
Morningstar Manufacturing Super Sector                    802                802
Morningstar Services Super Sector                         661                661
S&P Global Dividend Opportunities                       1,363              1,363
U.S.-1-Capital Markets                                  2,417              2,417
U.S. Capital Markets Bond                               1,356              1,356
U.S. Capital Markets Micro-Term Fixed Income            1,738              1,738
Zacks Dividend Rotation                                   614                614

The Bank of New York Mellon ("BNY") acts as the Funds'custodian, accounting agent and transfer agent. As custodian, BNY is responsible for the custody of the Funds'assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds.

Mellon Capital Management Corporation ("Mellon Capital") acts as the sub-adviser for U.S.-1-Capital Markets, U.S. Capital Markets Bond and U.S. Capital Markets Micro-Term Fixed Income, pursuant to a sub-advisory agreement with the Investment Adviser. In this capacity, Mellon Capital supervises and manages the investment portfolio for the three aforementioned Funds, and directs the purchases and sales of each Fund's investment securities.

The Funds' Adviser has contractually agreed to waive fees and/or pay fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding the following percentages of average net assets per year, at least until December 31, 2011:

FUND                                                                        RATE
--------------------------------------------------------------------------------
Morningstar Information Super Sector                                       0.40%
Morningstar Manufacturing Super Sector                                     0.40%
Morningstar Services Super Sector                                          0.40%
S&P Global Dividend Opportunities                                          0.60%
U.S.-1-Capital Markets                                                     0.37%
U.S. Capital Markets Bond                                                  0.27%
U.S. Capital Markets Micro-Term Fixed Income                               0.27%
Zacks Dividend Rotation                                                    0.60%

Amounts owed to each Fund from the Adviser are shown in the Statement of Assets and Liabilities.

The Trust and the Adviser have entered into an Expense Reimbursement Agreement in which for a period of five years subsequent to the Fund's commencement of operations, the Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the expense cap.

For the period ended May 31, 2009, the Adviser waived and assumed the following fees and expenses:

                                                                      CUMULATIVE
                                              ADVISORY               POTENTIALLY
                                                  FEES    EXPENSES   RECOVERABLE
                                                WAIVED     ASSUMED       EXPENSE
--------------------------------------------------------------------------------
Morningstar Information Super Sector     $      10,737   $ 171,524   $   335,303
Morningstar Manufacturing Super Sector          11,671     179,466       341,918
Morningstar Services Super Sector                9,615     190,285       351,818
S&P Global Dividend Opportunities               24,792      89,636       224,266
U.S.-1-Capital Markets                          21,975      91,707       162,190
U.S. Capital Markets Bond                        9,866     116,149       170,931
U.S. Capital Markets Micro-Term
Fixed Income                                    12,638      92,343       153,562
Zacks Dividend Rotation                         11,169      95,219       184,410

Certain officers and/or trustees of the Trust are officers and/or directors of the Adviser. The Trust does not compensate its officers and /or trustees who are officers or directors of the Adviser.

LICENSING FEE AGREEMENTS:

The Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

FUND                                                                    LICENSOR
--------------------------------------------------------------------------------
Morningstar Information Super Sector                           Morningstar, Inc.
Morningstar Manufacturing Super Sector                         Morningstar, Inc.
Morningstar Services Super Sector                              Morningstar, Inc.
S&P Global Dividend Opportunities                              Standard & Poor's
U.S.-1-Capital Markets                         Dorchester Capital Management LLC
U.S. Capital Markets Bond                      Dorchester Capital Management LLC
U.S. Capital Markets Micro-Term Fixed Income   Dorchester Capital Management LLC
Zacks Dividend Rotation                          Zacks Investment Research, Inc.

The above trademarks are trademarks owned by the respective Licensors. These trademarks have been licensed to the Adviser for use for certain purposes with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap.

Note 4 - FEDERAL INCOME TAXES:

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986,as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

90 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | NOTES TO FINANCIAL STATEMENTS continued

At May 31, 2009, the cost of investments, unrealized appreciation/depreciation on investments, excluding foreign currency, and accumulated earnings/loss for federal income tax purposes were as follows:

                                                                                     NET TAX
                                    COST OF       GROSS TAX       GROSS TAX       UNREALIZED
                            INVESTMENTS FOR      UNREALIZED      UNREALIZED     APPRECIATION
                               TAX PURPOSES    APPRECIATION    DEPRECIATION   (DEPRECIATION)
---------------------------------------------------------------------------------------------
Morningstar Information
Super Sector                $     3,571,704   $      46,038   $  (1,085,069)  $   (1,039,031)
Morningstar Manufacturing
Super Sector                      3,690,750          28,285      (1,125,512)      (1,097,227)
Morningstar Services
Super Sector                      3,587,288          10,140      (1,408,875)      (1,398,735)
S&P Global Dividend
Opportunities                     4,907,256       1,020,594        (394,904)         625,690
U.S.-1-Capital Markets            9,747,594          66,675      (1,424,797)      (1,358,122)
U.S. Capital Markets Bond         4,928,166          59,537         (60,033)            (496)
U.S. Capital Markets
Micro-Term Fixed Income           9,898,763           3,139          (2,996)             143
Zacks Dividend Rotation           2,006,890         223,610         (32,583)         191,027

                                                          NET TAX                         UNDISTRIBUTED
                                                       UNREALIZED      UNDISTRIBUTED   LONG-TERM GAINS/
                                                     APPRECIATION   ORDINARY INCOME/       (ACCUMULATED
                                                   (DEPRECIATION)       (ACCUMULATED            CAPITAL
                                              ON FOREIGN CURRENCY     ORDINARY LOSS)      & OTHER LOSS)
--------------------------------------------------------------------------------------------------------
Morningstar Information Super Sector          $                 -   $         20,121   $       (186,859)
Morningstar Manufacturing Super Sector                          -             26,416            (44,878)
Morningstar Services Super Sector                               -             13,917           (189,520)
S&P Global Dividend Opportunities                             555              5,680         (4,240,571)
U.S.-1-Capital Markets                                          -             28,653            (79,445)
U.S. Capital Markets Bond                                       -             57,131             (5,735)
U.S. Capital Markets Micro-Term Fixed Income                    -                  -             (1,465)
Zacks Dividend Rotation                                         -             28,399         (2,454,020)

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the period ended May 31, 2009 was as follows:

                                                         DISTRIBUTIONS PAID FROM
                                                                 ORDINARY INCOME
--------------------------------------------------------------------------------
Morningstar Information Super Sector                                  $   37,050
Morningstar Manufacturing Super Sector                                    61,050
Morningstar Services Super Sector                                         60,000
S&P Global Dividend Opportunities                                        291,120
U.S.-1-Capital Markets                                                   164,000
U.S. Capital Markets Bond                                                117,000
U.S. Capital Markets Micro-Term Fixed Income                              77,126
Zacks Dividend Rotation                                                  164,550

                                                         DISTRIBUTIONS PAID FROM
                                                               RETURN OF CAPITAL
--------------------------------------------------------------------------------
U.S. Capital Markets Micro-Term Fixed Income                          $      974

The tax character of distributions paid during the period ended May 31, 2008 was as follows:

                                                         DISTRIBUTIONS PAID FROM
                                                                 ORDINARY INCOME
--------------------------------------------------------------------------------
Morningstar Information Super Sector                                  $    4,800
Morningstar Manufacturing Super Sector                                    27,000
Morningstar Services Super Sector                                         20,250
S&P Global Dividend Opportunities                                        252,724
U.S.-1-Capital Markets                                                    19,200
U.S. Capital Markets Bond                                                 27,300
U.S. Capital Markets Micro-Term Fixed Income                              29,800
Zacks Dividend Rotation                                                   31,800

                                                         DISTRIBUTIONS PAID FROM
                                                               RETURN OF CAPITAL
--------------------------------------------------------------------------------
S&P Global Dividend Opportunities                                     $   45,526

At May 31,2009,the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the differences between book and tax treatment of organizational costs, investments in real estate investments trusts, investments in partnerships, wash sales from redemption in-kind transactions, redemption in-kind transactions, return of capital and net investment losses. Net investment income, net realized gains and net assets were not affected by these changes.

                                                        ACCUMULATED
                                         UNDISTRIBUTED          NET
                                        NET INVESTMENT     REALIZED     PAID IN
                                         INCOME/(LOSS)  GAIN/(LOSS)     CAPITAL
--------------------------------------------------------------------------------
Morningstar Information Super Sector    $            -  $   (28,392) $   28,392
Morningstar Manufacturing Super Sector          (6,949)     110,822    (103,873)
Morningstar Services Super Sector               (2,234)      (7,309)      9,543
S&P Global Dividend Opportunities              (83,413)      84,499      (1,086)
U.S.-1-Capital Markets                          13,900        1,938     (15,838)
U.S. Capital Markets Bond                        8,593            -      (8,593)
U.S. Capital Markets Micro-Term
Fixed Income                                     8,803          (32)     (8,771)
Zacks Dividend Rotation                          4,981     (634,822)    629,841

At May 31, 2009, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

                                                    CAPITAL LOSS    CAPITAL LOSS
                                                        EXPIRING        EXPIRING
                                                         IN 2016         IN 2017
--------------------------------------------------------------------------------
Morningstar Information Super Sector                $        477    $     19,240
Morningstar Manufacturing Super Sector                        62           2,504
Morningstar Services Super Sector                          3,326         120,340
S&P Global Dividend Opportunities                        129,232       2,414,757
U.S.-1-Capital Markets                                         -          38,560
U.S. Capital Markets Bond                                      -               -
U.S. Capital Markets Micro-Term Fixed Income                   -               -
Zacks Dividend Rotation                                        -       1,132,756

                                               Annual Report | May 31, 2009 | 91

Claymore Exchange-Traded Fund Trust | NOTES TO FINANCIAL STATEMENTS continued

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year. During the year ended May 31, 2009, the following Funds incurred and will elect to defer net capital losses and currency losses as follows:

                                                                   POST-OCTOBER
                                                 POST-OCTOBER           FOREIGN
                                               CAPITAL LOSSES   CURRENCY LOSSES
--------------------------------------------------------------------------------
Morningstar Information Super Sector           $     (167,142)  $             -
Morningstar Manufacturing Super Sector                (42,312)                -
Morningstar Services Super Sector                     (65,854)                -
S&P Global Dividend Opportunities                  (1,696,582)          (21,328)
U.S.-1-Capital Markets                                (40,885)                -
U.S. Capital Markets Bond                              (5,735)                -
U.S. Capital Markets Micro-Term Fixed Income           (1,465)                -
Zacks Dividend Rotation                            (1,321,264)                -

Effective June 1, 2008, the Funds adopted the provisions of FASB Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements.

FIN 48 requires the Funds to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of May 31,2009,open federal and state income tax years include the tax years ended May 31,2008 and 2009. The Funds have no examination in progress.

Note 5 - INVESTMENT TRANSACTIONS:

For the year ended May 31, 2009, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

                                                       PURCHASES           SALES
--------------------------------------------------------------------------------
Morningstar Information Super Sector               $     701,958   $     715,690
Morningstar Manufacturing Super Sector                   372,817         369,556
Morningstar Services Super Sector                        308,549         257,042
S&P Global Dividend Opportunities                      9,359,544       9,145,381
U.S.-1-Capital Markets                                14,425,859      14,378,314
U.S. Capital Markets Bond                             24,081,771      24,032,424
U.S. Capital Markets Micro-Term Fixed Income                   -               -
Zacks Dividend Rotation                               12,659,267      12,639,365

For the year ended May 31, 2009, in-kind transactions were as follows:

                                                    PURCHASES              SALES
--------------------------------------------------------------------------------
Morningstar Information Super Sector                $  4,316,181   $   4,326,563
Morningstar Manufacturing Super Sector                 2,354,345       2,236,921
Morningstar Services Super Sector                      1,914,671       1,955,406
S&P Global Dividend Opportunities                      2,407,652               -
U.S.-1-Capital Markets                                       417               -
U.S. Capital Markets Bond                                      -               -
U.S. Capital Markets Micro-Term Fixed Income                   -               -
Zacks Dividend Rotation                                2,195,317       2,254,828

Note 6 - CAPITAL:

Shares are issued and redeemed by the Funds only in Creation Unit size aggregations of 50,000 to 200,000 shares. Such transactions are only permitted on an in-kind basis, with separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transaction fees ranging from $500 to $5,500 are charged to those persons creating or redeeming Creation Units. An additional charge of up to four times the Creation or Redemption Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process or to the extent that cash is used in lieu of securities to purchase Creation Units or redeem for cash.

Note 7 - DISTRIBUTION AGREEMENT:

The Board of Trustees of the Trust has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees.

Note 8 - INDEMNIFICATIONS:

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Funds' maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 - ACCOUNTING PRONOUNCEMENT:

In March 2008, the FASB issued SFAS No. 161,"Disclosures about Derivative Instruments and Hedging Activities." This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivatives instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a fund's financial position, results of operations and cash flows. SFAS No.161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Funds adopted SFAS No.161 effective December 1, 2008. As of May 31, 2009, the Funds do not have any outstanding derivative instruments and the adoption of FAS 161 did not have an impact on the Fund's financial statements or related disclosures.

92 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust | NOTES TO FINANCIAL STATEMENTS continued

In April 2009, the FASB issued FSP FAS 157-4,"Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4).FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased. FSP 157-4 also provides guidance on identifying circumstances that indicate a transaction is not orderly. In addition, FSP 157-4 requires disclosure in interim and annual periods of the inputs and valuation techniques used to measure fair value and a discussion of changes in valuation techniques. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. The adoption of FSP 157-4 is currently being evaluated.

Note 10 - SUBSEQUENT EVENT:

Subsequent to May 31,2009,the Board of Trustees declared the following dividends payable on June 30,2009 to shareholders of record on June 26,2009. The dividend rates per common share were as follows:

FUND                                                                        RATE
--------------------------------------------------------------------------------
S&P Global Dividend Opportunities                                    $     0.263
U.S.-1-Capital Markets                                                     0.162
U.S. Capital Markets Bond                                                  0.099
U.S. Capital Markets Micro-Term Fixed Income                               0.011
Zacks Dividend Rotation                                                    0.114

On July 17, 2009, Claymore Group Inc., the parent of the adviser, entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClay Acquisition, Inc., (the latter two entities are wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC) whereby GuggClay Acquisition, Inc. will merge into Claymore Group, Inc., which will be the surviving entity. The parties intend that the completed merger will result in a change - of - control whereby Claymore Group Inc. and its subsidiaries will become indirect, wholly-owned subsidiaries of Guggenheim.

                                               Annual Report | May 31, 2009 | 93

Claymore Exchange-Traded Fund Trust

Report of INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
CLAYMORE EXCHANGE-TRADED FUND TRUST

We have audited the accompanying statements of assets and liabilities of Claymore/Morningstar Information Super Sector Index ETF, Claymore/Morningstar Manufacturing Super Sector Index ETF, Claymore/Morningstar Services Super Sector Index ETF, Claymore/S&P Global Dividend Opportunities Index ETF, Claymore U.S.-1-The Capital Markets Index ETF, Claymore U.S. Capital Markets Bond ETF, Claymore U.S. Capital Markets Micro-Term Fixed Income ETF, and Claymore/Zacks Dividend Rotation ETF (eight of the portfolios constituting the Claymore Exchange-Traded Fund Trust) (collectively, the "Funds"), comprising the Claymore Exchange-Traded Fund Trust, including the portfolios of investments, as of May 31, 2009, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective eight Funds comprising the Claymore Exchange-Traded Fund Trust at May 31, 2009, and the results of their operations for the year then ended, the changes in their net assets, and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                          /s/ Ernest & Young LLP

Chicago, Illinois
July 27, 2009

94 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust

Supplemental INFORMATION | (unaudited)

FEDERAL INCOME TAX INFORMATION

The Trust intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

In January 2010, Shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by Shareholders in the calendar year 2009.

The Trust's investment income (dividend income plus short-term capital gains, if any) qualifies as follows:

                                        QUALIFIED DIVIDEND   DIVIDENDS RECEIVED
                                                    INCOME            DEDUCTION
--------------------------------------------------------------------------------
Morningstar Information Super Sector                   100%                 100%
Morningstar Manufacturing Super Sector                 100%                 100%
Morningstar Services Super Sector                      100%                 100%
S&P Global Dividend Opportunities                    81.94%               21.67%
U.S.-1-Capital Markets                               50.72%               50.40%
Zacks Dividend Rotation                              83.41%               77.38%

TRUSTEES

The Trustees of the Claymore Exchange-Traded Fund Trust and their principal business occupations during the past five years.

                                                                                               NUMBER OF
                                                                                               FUNDS IN THE
NAME, ADDRESS*, YEAR OF  TERM OF OFFICE**  PRINCIPAL OCCUPATIONS DURING                        FUND COMPLEX***
BIRTH AND POSITION(S)    AND LENGTH OF     THE PAST FIVE YEARS AND                             OVERSEEN BY      OTHER DIRECTORSHIPS
HELD WITH REGISTRANT     TIME SERVED       OTHER AFFILIATIONS                                  TRUSTEE          HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
-----------------------------------------------------------------------------------------------------------------------------------

Randall C. Barnes        Since 2006        Private Investor (2001-present). Formerly, Senior        43          None
Year of Birth: 1951                        Vice President and Treasurer, PepsiCo, Inc.
Trustee                                    (1993-1997), President, Pizza Hut International
                                           (1991-1993) and Senior Vice
                                           President, Strategic Planning and
                                           New Business Development (1987-1990)
                                           of PepsiCo, Inc. (1987-1997).
-----------------------------------------------------------------------------------------------------------------------------------
Ronald A. Nyberg         Since 2006        Partner of Nyberg & Cassioppi, LLC, a law firm           46          None
Year of Birth: 1953                        specializing in corporate law, estate planning and
Trustee                                    business transactions (2000-present). Formerly,
                                           Executive Vice President, General Counsel and
                                           Corporate Secretary of Van Kampen Investments
                                           (1982-1999).
-----------------------------------------------------------------------------------------------------------------------------------
Ronald E.Toupin, Jr.     Since 2006        Retired. Formerly, Vice President, Manager and           43          None
Year of Birth: 1958                        Portfolio Manager of Nuveen Asset Management
Trustee                                    (1998-1999),Vice President of Nuveen Investment
                                           Advisory Corp. (1992-1999),Vice President and
                                           Manager of Nuveen Unit Investment Trusts
                                           (1991-1999), and Assistant Vice President and
                                           Portfolio Manager of Nuveen Unit Investment Trusts
                                           (1988-1999), each of John Nuveen & Co., Inc.
                                           (1982-1999).
-----------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES:
-----------------------------------------------------------------------------------------------------------------------------------
Nicholas Dalmaso+        Since 2006        Attorney. Formerly, Senior Managing Director and         45          None
Year of Birth: 1965                        Chief Administrative Officer (2007-2008) and
Trustee                                    General Counsel (2001-2007) of Claymore Advisors,
                                           LLC and Claymore Securities, Inc. Formerly,
                                           Assistant General Counsel, John Nuveen and Co.,
                                           Inc. (1999-2000). Formerly, Vice President and
                                           Associate General Counsel of Van Kampen
                                           Investments, Inc. (1992-1999).
-----------------------------------------------------------------------------------------------------------------------------------

* Address for all Trustees unless otherwise noted: 2455 Corporate West Drive, Lisle, IL 60532

** This is the period for which the Trustee began serving the Trust. Each Trustee is expected to serve an indefinite term, until his successor is elected.

*** The Claymore Fund Complex consists of U.S. registered investment companies advised or serviced by Claymore Advisors, LLC or Claymore Securities, Inc. The Claymore Fund Complex is overseen by multiple Boards of Trustees.

+ Mr. Dalmaso is an "interested person" (as defined in Section 2(a) (19) of the 1940 Act) of the Trust because of his former position as an officer of, and his equity ownership in, the Adviser and certain of its affiliates.

                                               Annual Report | May 31, 2009 | 95

Claymore Exchange-Traded Fund Trust | SUPPLEMENTAL INFORMATION (unaudited) continued

PRINCIPAL EXECUTIVE OFFICERS

The Principal Executive Officers of the Trust and their principal occupations during the past five years:

NAME, ADDRESS*, YEAR OF       TERM OF OFFICE**   PRINCIPAL OCCUPATIONS DURING
BIRTH AND POSITION(S)         AND LENGTH OF      THE PAST FIVE YEARS AND
HELD WITH REGISTRANT          TIME SERVED        OTHER AFFILIATIONS
-------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
-------------------------------------------------------------------------------------------------------------------------------
J. Thomas Futrell             Since 2008         Senior Managing Director and Chief Investment Officer of Claymore Advisors,
Year of birth: 1955                              LLC and Claymore Securities, Inc. (2008-present). Formerly, Managing Director
Chief Executive Officer                          of Research, Nuveen Asset Management (2000-2007).
-------------------------------------------------------------------------------------------------------------------------------
Steven M. Hill                Since 2006         Senior Managing Director of Claymore Advisors, LLC and Claymore Securities,
Year of Birth: 1964                              Inc. (2005-present); Formerly, Chief Financial Officer of Claymore Group Inc.
Chief Accounting Officer,                        (2005-2006); Managing Director of Claymore Advisors, LLC and Claymore
Chief Financial Officer and                      Securities, Inc. (2003-2005);Treasurer of Henderson Global Funds and
Treasurer                                        Operations Manager for Henderson Global Investors (North America) Inc.,
                                                 (2002-2003); Managing Director, FrontPoint Partners LLC (2001-2002).
-------------------------------------------------------------------------------------------------------------------------------
Kevin M. Robinson             Since 2008         Senior Managing Director and General Counsel of Claymore Advisors, LLC,
Year of birth: 1959                              Claymore Securities, Inc. and Claymore Group Inc. (2007-present). Chief Legal
Chief Legal Officer                              Officer of certain other funds in the Fund Complex. Formerly, Associate
                                                 General Counsel and Assistant Corporate Secretary of NYSE Euronext, Inc.
                                                 (2000-2007).
-------------------------------------------------------------------------------------------------------------------------------
Bruce Saxon                   Since 2006         Vice President, Fund Compliance Officer of Claymore Group Inc.
Year of Birth: 1957                              (2006-present). Formerly, Chief Compliance Officer/Assistant Secretary of
Chief Compliance Officer                         Harris Investment Management, Inc. (2003-2006). Director-Compliance of
                                                 Harrisdirect LLC (1999-2003).
-------------------------------------------------------------------------------------------------------------------------------
Melissa J. Nguyen             Since 2006         Vice President and Assistant General Counsel of Claymore Group Inc.
Year of Birth: 1978                              (2005-present). Secretary of certain funds in the Fund Complex. Formerly,
Secretary                                        Associate, Vedder Price P.C. (2003-2005).
-------------------------------------------------------------------------------------------------------------------------------
William H. Belden, III        Since 2006         Managing Director of Claymore Advisors, LLC (2005-present). Formerly, Vice
Year of Birth: 1965                              President of Product Management at Northern Trust Global Investments
Vice President                                   (1999-2005).
-------------------------------------------------------------------------------------------------------------------------------
Chuck Craig                   Since 2006         Managing Director (2006-present), Vice President (2003-2006) of Claymore
Year of Birth: 1967                              Advisors, LLC. Formerly, Assistant Vice President, First Trust Portfolios,
Vice President                                   L.P. (1999-2003).
-------------------------------------------------------------------------------------------------------------------------------

*     Address for all Officers: 2455 Corporate West Drive, Lisle, IL 60532

** Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

96 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust

Trust INFORMATION |

BOARD OF TRUSTEES

Randall C. Barnes

Nicholas Dalmaso*

Ronald A. Nyberg

Ronald E. Toupin, Jr.

* Trustee is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because of his former position as an officer of, and his equity ownership in, the Adviser and certain of its affiliates.

OFFICERS

J. Thomas Futrell
Chief Executive Officer

Steven M. Hill
Chief Accounting Officer, Chief Financial Officer and
Treasurer

Kevin M. Robinson
Chief Legal Officer

Bruce Saxon
Chief Compliance Officer

Melissa J. Nguyen
Secretary

William H. Belden III
Vice President

Chuck Craig
Vice President

INVESTMENT ADVISER
Claymore Advisors, LLC
Lisle, IL

INVESTMENT SUBADVISER
(UEM, UBD AND ULQ)
Mellon Capital Management
San Francisco, CA

DISTRIBUTOR
Claymore Securities, Inc.
Lisle, IL

ADMINISTRATOR
Claymore Advisors, LLC
Lisle, IL

ACCOUNTING AGENT, CUSTODIAN
AND TRANSFER AGENT
The Bank of New York Mellon
NewYork, NY

LEGAL COUNSEL
Clifford Chance US LLP
NewYork, NY

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL

PRIVACY PRINCIPLES OF THE TRUST FOR SHAREHOLDERS

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Claymore Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

QUESTIONS CONCERNING YOUR SHARES OF THE TRUST?

o     If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds' proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 949-3837. Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling
(888) 949-3837, by visiting Claymore's website at www.claymore.com or by accessing the Funds' Form N-PX on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC website at www.sec.gov or by visiting Claymore's website at www.claymore.com. The Funds'Form N-Q may also be viewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

                                               Annual Report | May 31, 2009 | 97

Claymore Exchange-Traded Fund Trust

About the FUND MANAGER |

CLAYMORE ADVISORS, LLC

Claymore Advisors, LLC manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. Claymore Advisors, LLC also acts as investment adviser to closed-end and open-end management investment companies. Claymore entities have provided supervision, management, servicing or distribution on approximately $12.4 billion in assets as of May 31, 2009. Claymore currently offers exchange-traded funds, closed-end funds, and unit investment trusts.

PORTFOLIO MANAGEMENT

The portfolio manager who is currently responsible for the day-to-day management of the Funds' portfolio is Chuck Craig, CFA. Mr. Craig has managed each Fund's portfolio since its inception. Mr. Craig is a Managing Director, Portfolio Management and Supervision, of the Investment Adviser and Claymore Securities, Inc. and joined Claymore Securities, Inc. in May of 2003. Before joining Claymore Securities, Inc., Mr. Craig spent four years with First Trust Portfolios L.P. (formerly Nike Securities) as an equity-research analyst and portfolio manager within the Equity Strategy Research group. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois University.

Mellon Capital Management Corporation ("Mellon Capital") acts as the sub-adviser for U.S.-1-Capital Markets, U.S. Capital Markets Bond and U.S. Capital Markets Micro-Term Fixed Income, pursuant to a sub-advisory agreement with the Investment Adviser. In this capacity, Mellon Capital supervises and manages the investment portfolio for the three aforementioned Funds, and directs the purchases and sales of each Fund's investment securities.

CLAYMORE EXCHANGE-TRADED FUND TRUST OVERVIEW

The Claymore Exchange-Traded Fund Trust (the "Trust") is an investment company currently consisting of 20 separate exchange-traded "index funds" as of May 31, 2009. The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index.

98 | Annual Report | May 31, 2009

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND INCLUDING A DISCUSSION OF INVESTMENT OBJECTIVES, RISKS, ONGOING EXPENSES AND SALES CHARGES. IF A PROSPECTUS DID NOT ACCOMPANY THIS REPORT, YOU CAN OBTAIN ONE FROM YOUR FINANCIAL ADVISER, FROM OUR WEBSITE AT HTTP://WWW.CLAYMORE.COM OR BY CALLING
(888) 949-3837.PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.THE STATEMENT OF ADDITIONAL INFORMATION THAT INCLUDES ADDITIONAL INFORMATION ABOUT THE TRUSTEES IS ALSO AVAILABLE, WITHOUT CHARGE, UPON REQUEST VIA OUR WEBSITE AT HTTP://WWW.CLAYMORE.COM OR BY CALLING (888) 949-3837. ALL FUNDS ARE SUBJECT TO MARKET RISK AND SHARES WHEN SOLD MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN LOSE MONEY INVESTING IN THE FUNDS.

CLAYMORE SECURITIES, INC.
2455 Corporate West Drive
Lisle, IL 60532
Member FINRA/SIPC (07/09)
                     NOT FDIC - INSURED | NOT BANK - GUARANTEED | MAY LOSE VALUE

CETFT-001-AR-0509

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) No information need be disclosed pursuant to this paragraph.

(c) The registrant has not amended its Code of Ethics during the period covered by the report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions from a provision of its Code of Ethics during the period covered by this report.

(e) Not applicable.

(f) (1) The registrant's Code of Ethics is attached hereto as an exhibit.

    (2) Not applicable.

    (3) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the "Audit Committee"), Ronald E. Toupin, Jr. Mr. Toupin is an "independent" Trustee as defined in Item 3 of Form N-CSR. Mr. Toupin qualifies as an audit committee financial expert by virtue of his experience obtained as a portfolio manager and research analyst, which included review and analysis of offering documents and audited and un-audited financial statements using GAAP to show accounting estimates, accruals and reserves.

(Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification. The designation of identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Audit Committee or Board of Trustees.)

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees: the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $92,945 and $95,284 for the fiscal years ending May 31, 2009 and May 31, 2008, respectively.

(b) Audit-Related Fees: the aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph 4(a), including agreed upon procedures reports performed for security counts, were $21,000 and $20,000 for the fiscal years ending May 31, 2009 and May 31, 2008, respectively.

(c) Tax Fees: the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning, including federal, state and local income tax return preparation and related advice and determination of taxable income and miscellaneous tax advice were $48,000 and $48,000 for the fiscal years ending May 31, 2009 and May 31, 2008, respectively.

(d) All Other Fees: the aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 for the fiscal years ending May 31, 2009 and May 31, 2008, respectively.

(e) Audit Committee Pre-Approval Policies and Procedures.

         (i) The Audit Committee reviews, and in its sole discretion, pre-approves, pursuant to written pre-approval procedures (A) all engagements for audit and non-audit services to be provided by the principal accountant to the registrant and (B) all engagements for non-audit services to be provided by the principal accountant (1) to the registrant's investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and (2) to any entity controlling, controlled by or under common control with the registrant's investment adviser that provides ongoing services to the registrant; but in the case of the services described in subsection (B)(1) or (2), only if the engagement relates directly to the operations and financial reporting of the registrant; provided that such pre-approval need not be obtained in circumstances in which the pre-approval requirement is waived under rules promulgated by the Securities and Exchange Commission or New York Stock Exchange listing standards. Sections IV.C.2 and IV.C.3 of the Audit Committee's revised Audit Committee Charter contain the Audit Committee's Pre-Approval Policies and Procedures and such sections are included below.

    IV.C.2 Pre-approve any engagement of the independent auditors to provide any non-prohibited services to the Trust, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X).

                  (a) The Chairman or any member of the Audit Committee may grant the pre-approval of services to the Fund for non-prohibited services up to $10,000. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

    IV.C.3 Pre-approve any engagement of the independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the Adviser (or any "control affiliate" of the Adviser providing ongoing services to the Trust), if the engagement relates directly to the operations and financial reporting of the Trust (unless an exception is available under Rule 2-01 of Regulation S-X).

                  (a) The Chairman or any member of the Audit Committee may grant the pre-approval for non-audit services to the Adviser up to $10,000. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

      (ii) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, the registrant's investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and/or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that directly related to the operations and financial reporting of the registrant were $69,000 and $68,000 for the fiscal years ending May 31, 2009, and May 31, 2008, respectively.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Audit Committee was established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee of the Registrant is comprised of: Ronald A. Nyberg; Ronald E. Toupin, Jr., and Randall
C. Barnes.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation, as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Chief Executive and Senior Financial Officer.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) of the Investment Company Act.

(b) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) of the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore Exchange-Traded Fund Trust

By:      /s/ J. Thomas Futrell
         -----------------------------------------------------------------------

Name:    J. Thomas Futrell

Title:   Chief Executive Officer

Date:    August 7, 2009

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ J. Thomas Futrell
         -----------------------------------------------------------------------

Name:    J. Thomas Futrell

Title:   Chief Executive Officer

Date:    August 7, 2009

By:      /s/ Steven M. Hill
         -----------------------------------------------------------------------

Name:    Steven M. Hill

Title:   Treasurer and Chief Financial Officer

Date:    August 7, 2009